UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company
200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end:   April 30, 2013

Date of reporting period:   October 31, 2012

Item1. Reports to Stockholders.

October 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares Dow Jones U.S. Index Fund  |  IYY  |  NYSE Arca

iShares Dow Jones U.S. Energy Sector Index Fund  |  IYE  |  NYSE Arca

iShares Dow Jones U.S. Healthcare Sector Index Fund  |  IYH  |  NYSE Arca

iShares Dow Jones U.S. Technology Sector Index Fund  |  IYW  |  NYSE Arca

iShares Dow Jones U.S. Telecommunications Sector Index Fund  |  IYZ  |  NYSE Arca

iShares Dow Jones U.S. Utilities Sector Index Fund  |  IDU  |  NYSE Arca

iShares Dow Jones Transportation Average Index Fund  |  IYT  |  NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES U.S. INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.56%	14.53%	14.77%	0.57%	0.56%	0.75%	7.42%	7.44%	7.62%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.56%	14.53%	14.77%	2.91%	2.82%	3.81%	104.55%	104.98%	108.48%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

The iShares Dow Jones U.S. Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. IndexSM (the “Index”). The Index measures the performance of the broad U.S. equity market, and is comprised of all of the companies in the Dow Jones Large-Cap Index, Dow Jones Mid-Cap Index and Dow Jones Small-Cap Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 1.65%, net of fees, while the total return for the Index was 1.74%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	21.00%
Financial	16.54
Technology	13.30
Industrial	10.63
Energy	10.61
Communications	10.55
Consumer Cyclical	9.93
Utilities	3.71
Basic Materials	3.46
Diversified	0.03
Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Apple Inc.	3.76%
Exxon Mobil Corp.	2.84
General Electric Co.	1.50
Chevron Corp.	1.46
Microsoft Corp.	1.45
International Business Machines Corp.	1.41
AT&T Inc.	1.34
Johnson & Johnson	1.32
Procter & Gamble Co. (The)	1.28
Pfizer Inc.	1.25

TOTAL	17.61%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.28%	5.07%	5.79%	(0.02)%	(0.02)%	0.28%	13.91%	13.89%	14.27%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.28%	5.07%	5.79%	(0.09)%	(0.09)%	1.43%	267.72%	267.08%	279.45%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Oil & Gas IndexSM (the “Index”). The Index measures the performance of the oil and gas sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 1.17%, net of fees, while the total return for the Index was 1.47%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Oil Companies–Integrated	50.35%
Oil Companies–Exploration & Production	22.90
Oil–Field Services	11.55
Oil & Gas Drilling	4.10
Oil Field Machinery & Equipment	4.07
Pipelines	2.91
Oil Refining & Marketing	2.12
Electric–Integrated	1.23
Other*	0.63
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Exxon Mobil Corp.	24.80%
Chevron Corp.	14.45
Schlumberger Ltd.	6.10
ConocoPhillips	4.64
Occidental Petroleum Corp.	4.31
Anadarko Petroleum Corp.	2.28
Apache Corp.	2.19
EOG Resources Inc.	2.09
National Oilwell Varco Inc.	2.07
Halliburton Co.	1.96

TOTAL	64.89%

*	Other includes sectors which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.98%	22.95%	23.48%	4.67%	4.73%	5.09%	6.79%	6.79%	7.30%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.98%	22.95%	23.48%	25.64%	25.99%	28.15%	92.87%	92.94%	102.22%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Health Care IndexSM (the “Index”). The Index measures the performance of the healthcare sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 7.77%, net of fees, while the total return for the Index was 8.04%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Pharmaceuticals	54.09%
Health Care–Products	16.60
Biotechnology	15.48
Health Care–Services	11.51
Electronics	1.78
Commercial Services	0.23
Distribution & Wholesale	0.11
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Johnson & Johnson	11.78%
Pfizer Inc.	11.20
Merck & Co. Inc.	8.38
Abbott Laboratories	6.20
Amgen Inc.	4.02
UnitedHealth Group Inc.	3.49
Bristol-Myers Squibb Co.	3.37
Gilead Sciences Inc.	3.06
Express Scripts Holding Co.	3.01
Eli Lilly and Co.	3.00

TOTAL	57.51%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.18%	7.14%	7.44%	1.47%	1.47%	1.84%	8.62%	8.63%	9.12%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.18%	7.14%	7.44%	7.55%	7.58%	9.52%	128.56%	128.76%	139.39%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology IndexSM (the “Index”). The Index measures the performance of the technology sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was (6.82)%, net of fees, while the total return for the Index was (6.75)%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Computers	41.36%
Software	21.65
Semiconductors	17.21
Internet	11.31
Telecommunications	7.03
Office & Business Equipment	0.48
Electronics	0.41
Commercial Services	0.36
Distribution & Wholesale	0.10
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Apple Inc.	23.63%
Microsoft Corp.	8.98
International Business Machines Corp.	8.73
Google Inc. Class A	7.59
Oracle Corp.	4.93
Intel Corp.	4.70
QUALCOMM Inc.	4.40
Cisco Systems Inc.	3.98
EMC Corp.	2.26
Texas Instruments Inc.	1.41

TOTAL	70.61%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.74%	18.75%	19.15%	(2.31)%	(2.34)%	(2.10)%	5.88%	5.81%	5.46%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.74%	18.75%	19.15%	(11.01)%	(11.16)%	(10.06)%	77.07%	75.82%	70.18%

Index performance reflects the Dow Jones U.S. Telecommunications Index through May 8, 2007 and the Dow Jones U.S. Select Telecommunications Index thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

The iShares Dow Jones U.S. Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Telecommunications IndexSM (the “Index”). The Index measures the performance of the telecommunications sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 12.95%, net of fees, while the total return for the Index was 13.12%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Telephone–Integrated	51.60%
Cellular Telecommunications	17.68
Telecommunications Services	14.12
Wireless Equipment	12.28
Diversified Operations	4.31
Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

AT&T Inc.	12.72%
Verizon Communications Inc.	11.53
Crown Castle International Corp.	7.35
CenturyLink Inc.	7.16
Sprint Nextel Corp.	6.93
SBA Communications Corp. Class A	4.93
Frontier Communications Corp.	4.38
Windstream Corp.	4.33
Leucadia National Corp.	4.31
tw telecom inc.	4.05

TOTAL	67.69%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.90%	9.86%	10.40%	0.95%	0.96%	1.33%	10.60%	10.59%	11.13%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.90%	9.86%	10.40%	4.85%	4.90%	6.84%	173.77%	173.53%	187.21%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities IndexSM (the “Index”). The Index measures the performance of the utilities sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 5.18%, net of fees, while the total return for the Index was 5.41%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Electric–Integrated	77.85%
Gas–Distribution	10.84
Pipelines	5.01
Independent Power Producer	2.42
Water	1.90
Electric–Generation	1.14
Electric–Transmission	0.72
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Duke Energy Corp.	8.12%
Southern Co. (The)	7.20
Exelon Corp.	5.36
Dominion Resources Inc.	5.31
NextEra Energy Inc.	5.20
American Electric Power Co. Inc.	3.78
FirstEnergy Corp.	3.36
Spectra Energy Corp.	3.31
PG&E Corp.	3.18
Consolidated Edison Inc.	3.11

TOTAL	47.93%

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.02%	4.06%	5.75%	1.91%	1.93%	2.51%	7.85%	7.85%	8.39%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.02%	4.06%	5.75%	9.90%	10.01%	13.21%	98.46%	98.51%	107.58%

Total returns for the period since inception are calculated from the inception date of the Fund (10/6/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

The iShares Dow Jones Transportation Average Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average IndexSM (the “Index”). The Index measures the performance of the transportation sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was (2.82)%, net of fees, while the total return for the Index was (1.90)%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Transportation–Services	35.53%
Transportation–Rail	30.33
Transportation–Truck	13.77
Airlines	11.52
Transportation–Equipment & Leasing	4.83
Transportation–Marine	3.93
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Union Pacific Corp.	13.10%
FedEx Corp.	8.76
Kansas City Southern Industries Inc.	8.13
United Parcel Service Inc. Class B	7.66
Norfolk Southern Corp.	5.86
C.H. Robinson Worldwide Inc.	5.51
J.B. Hunt Transport Services Inc.	4.92
Landstar System Inc.	4.90
Ryder System Inc.	4.88
Alaska Air Group Inc.	4.83

TOTAL	68.55%

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Dow Jones U.S.
Actual	$1,000.00	$1,016.50	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Dow Jones U.S. Energy Sector
Actual	1,000.00	1,011.70	0.46	2.33
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones U.S. Healthcare Sector
Actual	1,000.00	1,077.70	0.46	2.41
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones U.S. Technology Sector
Actual	1,000.00	931.80	0.46	2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35

SHAREHOLDER EXPENSES	15

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Dow Jones U.S. Telecommunications Sector
Actual	$1,000.00	$1,129.50	0.46%	$2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones U.S. Utilities Sector
Actual	1,000.00	1,051.80	0.46	2.38
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones Transportation Average
Actual	1,000.00	971.80	0.46	2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.76%

ADVERTISING — 0.13%
Interpublic Group of Companies Inc. (The)	18,436	$186,204
Lamar Advertising Co. Class Aa	2,405	94,396
Omnicom Group Inc.	11,051	529,453

		810,053
AEROSPACE & DEFENSE — 1.62%
Alliant Techsystems Inc.	1,384	79,289
B/E Aerospace Inc.[a,b]	4,363	196,728
Boeing Co. (The)	28,051	1,975,912
Curtiss-Wright Corp.	1,921	59,301
Esterline Technologies Corp.[a]	1,255	72,526
Exelis Inc.	7,711	85,284
General Dynamics Corp.	13,693	932,219
Kaman Corp.	1,082	40,250
L-3 Communications Holdings Inc.	4,056	299,333
Lockheed Martin Corp.	11,125	1,042,079
Moog Inc. Class Aa	1,980	73,280
Northrop Grumman Corp.	10,318	708,743
Orbital Sciences Corp.[a]	2,434	32,616
Raytheon Co.	13,820	781,659
Rockwell Collins Inc.	5,903	316,283
Spirit AeroSystems Holdings Inc. Class Aa	4,436	69,335
Teledyne Technologies Inc.[a]	1,524	97,582
TransDigm Group Inc.	1,850	246,439
Triumph Group Inc.	2,105	137,709
United Technologies Corp.	34,779	2,718,327

		9,964,894
AGRICULTURE — 1.83%
Altria Group Inc.	84,282	2,680,168
Archer-Daniels-Midland Co.	27,492	737,885
Bunge Ltd.	5,991	425,541
Lorillard Inc.	5,447	631,906
Philip Morris International Inc.	70,003	6,199,466
Reynolds American Inc.	13,599	566,262
Universal Corp.	967	47,925

		11,289,153
AIRLINES — 0.18%
Alaska Air Group Inc.[a]	2,998	114,644
Delta Air Lines Inc.[a]	35,277	339,717
JetBlue Airways Corp.[a,b]	8,426	44,574
Southwest Airlines Co.	30,871	272,282

Security	Shares	Value

United Continental Holdings Inc.[a,b]	13,811	$265,309
US Airways Group Inc.[a,b]	6,685	81,423

		1,117,949
APPAREL — 0.67%
Carter’s Inc.[a]	2,104	113,742
Coach Inc.	11,871	665,370
Crocs Inc.[a]	3,687	46,456
Deckers Outdoor Corp.[a,b]	1,600	45,808
Hanesbrands Inc.[a]	4,007	134,114
Iconix Brand Group Inc.[a,b]	3,044	56,345
Jones Group Inc. (The)	3,306	39,044
Michael Kors Holdings Ltd.[a]	4,808	262,950
Nike Inc. Class B	15,311	1,399,119
Ralph Lauren Corp.	2,509	385,608
Steven Madden Ltd.[a]	1,572	67,470
Under Armour Inc. Class Aa,b	3,209	167,702
VF Corp.	3,636	568,961
Warnaco Group Inc. (The)[a]	1,684	118,857
Wolverine World Wide Inc.	2,032	85,080

		4,156,626
AUTO MANUFACTURERS — 0.56%
Ford Motor Co.	158,058	1,763,927
General Motors Co.[a]	31,700	808,350
Navistar International Corp.[a,b]	2,942	55,163
Oshkosh Corp.[a]	3,777	113,235
PACCAR Inc.	14,710	637,531
Tesla Motors Inc.[a,b]	2,830	79,608

		3,457,814
AUTO PARTS & EQUIPMENT — 0.32%
BorgWarner Inc.[a]	4,810	316,594
Cooper Tire & Rubber Co.	2,595	52,237
Dana Holding Corp.	6,090	80,144
Goodyear Tire & Rubber Co. (The)[a]	10,135	115,640
Johnson Controls Inc.	28,434	732,176
Lear Corp.	4,057	172,828
Tenneco Inc.[a,b]	2,519	76,955
TRW Automotive Holdings Corp.[a]	4,297	199,854
Visteon Corp.[a]	2,150	94,815
WABCO Holdings Inc.[a]	2,715	159,018

		2,000,261
BANKS — 6.59%
Associated Banc-Corp	7,143	92,073

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

BancorpSouth Inc.	3,182	$45,025
Bank of America Corp.	447,904	4,174,465
Bank of Hawaii Corp.	1,960	86,554
Bank of New York Mellon Corp. (The)	49,176	1,215,139
BB&T Corp.	28,926	837,408
BOK Financial Corp.	1,108	64,984
Capital One Financial Corp.	24,188	1,455,392
CapitalSource Inc.	9,283	73,429
Cathay General Bancorp	3,279	58,006
CIT Group Inc.[a]	8,359	311,122
Citigroup Inc.	121,874	4,556,869
City National Corp.	2,022	103,324
Comerica Inc.	8,141	242,683
Commerce Bancshares Inc.	3,083	117,401
Cullen/Frost Bankers Inc.	2,579	142,619
East West Bancorp Inc.	5,681	120,949
F.N.B. Corp.	5,744	61,633
Fifth Third Bancorp	38,213	555,235
First Financial Bankshares Inc.	1,292	46,809
First Horizon National Corp.	9,872	91,908
First Midwest Bancorp Inc.	3,025	37,419
First Republic Bank	2,797	96,077
FirstMerit Corp.	4,521	62,661
Fulton Financial Corp.	8,339	81,055
Glacier Bancorp Inc.	3,011	43,660
Goldman Sachs Group Inc. (The)	18,684	2,286,735
Hancock Holding Co.	3,570	112,776
Huntington Bancshares Inc.	36,067	230,468
IBERIABANK Corp.	1,246	62,038
International Bancshares Corp.	2,360	42,834
J.P. Morgan Chase & Co.	157,749	6,574,978
KeyCorp	38,627	325,239
M&T Bank Corp.	5,007	521,229
MB Financial Inc.	2,247	45,524
Morgan Stanley	57,122	992,780
National Penn Bancshares Inc.	5,267	47,034
Northern Trust Corp.	9,065	433,126
Old National Bancorp	3,914	48,025
PacWest Bancorp	1,280	28,800
Park National Corp.[b]	546	36,336
PNC Financial Services Group Inc. (The)[c]	21,986	1,279,365
Popular Inc.[a]	4,300	83,119
PrivateBancorp Inc.	2,682	43,341

Security	Shares	Value

Prosperity Bancshares Inc.	1,715	$71,790
Regions Financial Corp.	58,638	382,320
Signature Bank[a]	1,913	136,282
State Street Corp.	19,941	888,770
SunTrust Banks Inc.	22,345	607,784
Susquehanna Bancshares Inc.	7,654	79,372
SVB Financial Group[a]	1,771	100,221
Synovus Financial Corp.	29,675	72,704
TCF Financial Corp.	7,053	80,686
Texas Capital Bancshares Inc.[a]	1,715	81,411
Trustmark Corp.	2,765	64,895
U.S. Bancorp	78,579	2,609,609
UMB Financial Corp.	1,251	55,707
Umpqua Holdings Corp.	4,749	57,415
United Bankshares Inc.	1,859	44,300
Valley National Bancorp	8,091	78,806
Webster Financial Corp.	3,081	67,782
Wells Fargo & Co.	203,966	6,871,615
Westamerica Bancorp	1,174	51,797
Wintrust Financial Corp.	1,465	54,132
Zions Bancorp	7,684	164,975

		40,590,019
BEVERAGES — 2.09%
Beam Inc.	6,611	367,307
Brown-Forman Corp. Class B NVS	6,338	406,012
Coca-Cola Co. (The)	160,791	5,978,209
Coca-Cola Enterprises Inc.	11,505	361,717
Constellation Brands Inc. Class Aa	6,104	215,715
Dr Pepper Snapple Group Inc.	8,757	375,238
Green Mountain Coffee Roasters Inc.[a,b]	5,424	131,044
Molson Coors Brewing Co. Class B NVS	6,448	278,167
Monster Beverage Corp.[a]	6,426	287,050
PepsiCo Inc.	64,668	4,477,612

		12,878,071
BIOTECHNOLOGY — 1.73%
Acorda Therapeutics Inc.[a]	1,646	39,422
Alexion Pharmaceuticals Inc.[a]	8,036	726,294
Amgen Inc.	31,956	2,765,632
ARIAD Pharmaceuticals Inc.[a,b]	7,029	151,475
Bio-Rad Laboratories Inc. Class Aa	802	81,283
Biogen Idec Inc.[a]	9,841	1,360,223
Celgene Corp.[a]	17,956	1,316,534

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

Charles River Laboratories International Inc.[a]	2,056	$76,730
Cubist Pharmaceuticals Inc.[a]	2,718	116,602
Dendreon Corp.[a,b]	6,586	25,027
Gilead Sciences Inc.[a]	31,366	2,106,540
Illumina Inc.[a]	5,021	238,548
Incyte Corp.[a,b]	5,524	88,163
Life Technologies Corp.[a]	7,206	352,445
Myriad Genetics Inc.[a,b]	3,566	93,322
PDL BioPharma Inc.[b]	5,740	42,763
Regeneron Pharmaceuticals Inc.[a]	3,131	445,541
Seattle Genetics Inc.[a,b]	4,161	104,691
United Therapeutics Corp.[a]	1,953	89,193
Vertex Pharmaceuticals Inc.[a]	9,019	435,077

		10,655,505
BUILDING MATERIALS — 0.20%
Eagle Materials Inc.	1,867	98,895
Fortune Brands Home & Security Inc.[a]	6,740	191,686
Lennox International Inc.	1,823	91,241
Louisiana-Pacific Corp.[a]	5,717	90,271
Martin Marietta Materials Inc.	1,882	154,907
Masco Corp.	14,907	224,947
Owens Corning[a]	5,019	168,588
Simpson Manufacturing Co. Inc.	1,667	50,777
Texas Industries Inc.[a]	750	32,348
USG Corp.[a,b]	3,772	100,750

		1,204,410
CHEMICALS — 2.39%
A. Schulman Inc.	1,187	30,458
Air Products and Chemicals Inc.	8,840	685,365
Airgas Inc.	2,904	258,369
Albemarle Corp.	3,716	204,789
Ashland Inc.	3,076	218,857
Cabot Corp.	2,442	87,326
Celanese Corp. Series A	6,549	248,797
CF Industries Holdings Inc.	2,608	535,136
Chemtura Corp.[a]	3,897	62,079
Cytec Industries Inc.	1,909	131,377
Dow Chemical Co. (The)	49,668	1,455,272
E.I. du Pont de Nemours and Co.	38,550	1,716,246
Eastman Chemical Co.	6,340	375,582
Ecolab Inc.	10,957	762,607
FMC Corp.	5,708	305,492

Security	Shares	Value

H.B. Fuller Co.	2,050	$62,320
Huntsman Corp.	8,074	121,433
International Flavors & Fragrances Inc.	3,329	215,120
Intrepid Potash Inc.[a,b]	2,159	46,915
LyondellBasell Industries NV Class A	14,121	753,920
Minerals Technologies Inc.	732	52,455
Monsanto Co.	22,084	1,900,770
Mosaic Co. (The)	11,502	602,015
NewMarket Corp.	453	122,904
Olin Corp.	3,422	70,972
PPG Industries Inc.	6,343	742,639
Praxair Inc.	12,418	1,318,916
Rockwood Holdings Inc.	3,261	149,680
RPM International Inc.	5,443	145,110
Sensient Technologies Corp.	2,064	75,088
Sherwin-Williams Co. (The)	3,545	505,446
Sigma-Aldrich Corp.	5,055	354,558
Valspar Corp. (The)	3,436	192,519
W.R. Grace & Co.[a]	2,958	189,785

		14,700,317
COAL — 0.14%
Alpha Natural Resources Inc.[a]	9,148	78,398
Arch Coal Inc.	8,828	70,271
CONSOL Energy Inc.	9,378	329,730
Peabody Energy Corp.	11,312	315,605
Walter Energy Inc.	2,586	90,407

		884,411
COMMERCIAL SERVICES — 1.69%
Aaron’s Inc.	2,954	91,072
ABM Industries Inc.	1,823	34,637
Acacia Research Corp.[a]	2,117	54,978
ADT Corp. (The)[a]	9,573	397,375
Alliance Data Systems Corp.[a,b]	2,079	297,401
Apollo Group Inc. Class Aa,b	4,181	83,954
Arbitron Inc.	1,130	41,087
Automatic Data Processing Inc.	20,166	1,165,393
Avis Budget Group Inc.[a]	4,369	72,220
Brink’s Co. (The)	1,960	51,568
Chemed Corp.	826	55,549
Convergys Corp.	4,938	83,008
CoreLogic Inc.[a]	4,442	105,720
Corporate Executive Board Co. (The)	1,380	62,045

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

Corrections Corp. of America	4,127	$138,874
CoStar Group Inc.[a,b]	1,167	96,744
Deluxe Corp.	2,110	66,486
DeVry Inc.	2,386	62,656
Dollar Thrifty Automotive Group Inc.[a]	1,197	92,169
Equifax Inc.	5,063	253,353
Euronet Worldwide Inc.[a,b]	2,008	40,742
FTI Consulting Inc.[a,b]	1,720	44,651
Gartner Inc.[a]	3,947	183,180
Genpact Ltd.[b]	5,659	99,655
GEO Group Inc. (The)	2,651	73,486
Global Payments Inc.	3,264	139,536
H&R Block Inc.	11,255	199,214
Hertz Global Holdings Inc.[a,b]	12,542	166,432
HMS Holdings Corp.[a,b]	3,525	81,392
Iron Mountain Inc.	6,209	214,831
Lender Processing Services Inc.	3,516	84,771
Live Nation Entertainment Inc.[a]	5,674	51,917
Manpower Inc.	3,392	128,692
MasterCard Inc. Class A	4,450	2,051,139
Matthews International Corp. Class A	1,197	34,438
MAXIMUS Inc.	1,455	80,287
Monster Worldwide Inc.[a,b]	5,120	31,846
Moody’s Corp.	8,052	387,784
Morningstar Inc.	901	56,745
PAREXEL International Corp.[a,b]	2,522	77,400
Paychex Inc.	13,517	438,356
PHH Corp.[a,b]	2,325	48,383
Quanta Services Inc.[a]	8,999	233,344
R.R. Donnelley & Sons Co.[b]	7,790	78,056
Rent-A-Center Inc.	2,442	81,392
Resources Connection Inc.	1,876	23,150
Robert Half International Inc.	6,003	161,421
Rollins Inc.	2,671	60,552
SAIC Inc.	11,754	129,176
SEI Investments Co.	5,612	122,791
Service Corp. International	8,852	124,282
Sotheby’s	2,804	87,289
Strayer Education Inc.[b]	494	28,385
Total System Services Inc.	6,705	150,795
Towers Watson & Co. Class A	2,441	131,106
United Rentals Inc.[a,b]	3,899	158,533
Valassis Communications Inc.[a]	1,457	37,911

Security	Shares	Value

Verisk Analytics Inc. Class Aa	5,899	$300,849
Weight Watchers International Inc.	1,138	57,185
Western Union Co.	25,061	318,275
WEX Inc.[a,b]	1,598	117,900

		10,423,558
COMPUTERS — 6.87%
3D Systems Corp.[a,b]	2,039	88,697
Accenture PLC Class A	26,420	1,780,972
Apple Inc.	38,919	23,160,697
Brocade Communications Systems Inc.[a]	19,591	103,832
CACI International Inc. Class Aa	918	46,295
Cadence Design Systems Inc.[a,b]	11,121	140,792
Cognizant Technology Solutions Corp. Class Aa	12,428	828,326
Computer Sciences Corp.	6,361	193,692
Dell Inc.	60,606	559,393
Diebold Inc.	2,642	78,600
DST Systems Inc.	1,267	72,270
Electronics For Imaging Inc.[a,b]	1,937	33,626
EMC Corp.[a]	87,012	2,124,833
Fortinet Inc.[a]	5,319	103,029
Hewlett-Packard Co.	81,293	1,125,908
IHS Inc. Class Aa	2,075	175,109
Insight Enterprises Inc.[a]	1,862	30,109
International Business Machines Corp.	44,595	8,675,065
j2 Global Inc.	1,695	50,918
Jack Henry & Associates Inc.	3,566	135,508
Lexmark International Inc. Class A	2,839	60,357
Mentor Graphics Corp.[a,b]	3,949	61,288
MICROS Systems Inc.[a,b]	3,342	151,693
NCR Corp.[a]	6,524	138,831
NetApp Inc.[a]	15,122	406,782
Riverbed Technology Inc.[a]	6,401	118,226
SanDisk Corp.[a]	10,005	417,809
Seagate Technology PLC	14,698	401,549
Synaptics Inc.[a]	1,404	32,517
Synopsys Inc.[a]	6,221	200,316
Teradata Corp.[a]	7,026	479,946
Unisys Corp.[a,b]	1,632	27,826
Western Digital Corp.	9,250	316,628

		42,321,439
COSMETICS & PERSONAL CARE — 1.75%
Avon Products Inc.	17,977	278,464

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

Colgate-Palmolive Co.	18,479	$1,939,556
Estee Lauder Companies Inc. (The) Class A	10,021	617,494
Procter & Gamble Co. (The)	114,347	7,917,386

		10,752,900
DISTRIBUTION & WHOLESALE — 0.41%
Arrow Electronics Inc.[a]	4,631	163,150
Fastenal Co.	11,201	500,685
Fossil Inc.[a]	2,298	200,156
Genuine Parts Co.	6,499	406,707
Ingram Micro Inc. Class Aa	6,429	97,721
LKQ Corp.[a]	12,360	258,200
Owens & Minor Inc.	2,658	75,673
Pool Corp.	2,003	84,366
United Stationers Inc.	1,541	44,720
W.W. Grainger Inc.	2,508	505,136
Watsco Inc.	1,253	85,643
WESCO International Inc.	1,795	116,460

		2,538,617
DIVERSIFIED FINANCIAL SERVICES — 2.24%
Affiliated Managers Group Inc.[a]	2,140	270,710
Air Lease Corp.[a]	2,968	61,794
American Express Co.	40,882	2,288,165
Ameriprise Financial Inc.	8,767	511,730
BlackRock Inc.[c]	5,295	1,004,356
CBOE Holdings Inc.	3,744	110,410
Charles Schwab Corp. (The)	45,755	621,353
CME Group Inc.	12,728	711,877
Discover Financial Services	21,428	878,548
E*TRADE Financial Corp.[a]	10,818	90,438
Eaton Vance Corp. NVS	4,794	134,903
Federated Investors Inc. Class B	3,876	90,078
Franklin Resources Inc.	5,750	734,850
Greenhill & Co. Inc.	1,026	48,961
IntercontinentalExchange Inc.[a]	3,039	398,109
Invesco Ltd.	18,425	448,096
Janus Capital Group Inc.	7,710	65,535
Jefferies Group Inc.	5,294	75,387
Legg Mason Inc.	4,984	126,992
NASDAQ OMX Group Inc. (The)	4,904	116,764
NYSE Euronext Inc.	10,195	252,428
Ocwen Financial Corp.[a]	4,951	190,960
Raymond James Financial Inc.	4,547	173,423

Security	Shares	Value

SLM Corp.	19,516	$343,091
Stifel Financial Corp.[a,b]	1,944	61,625
T. Rowe Price Group Inc.	10,490	681,221
TD Ameritrade Holding Corp.	9,810	153,919
Visa Inc. Class A	21,671	3,007,068
Waddell & Reed Financial Inc. Class A	3,566	118,855

		13,771,646
ELECTRIC — 3.22%
AES Corp.	25,806	269,673
ALLETE Inc.	1,518	63,179
Alliant Energy Corp.	4,577	204,592
Ameren Corp.	9,941	326,860
American Electric Power Co. Inc.	20,199	897,644
Avista Corp.	2,391	60,779
Black Hills Corp.	1,917	68,571
Calpine Corp.[a]	16,231	285,666
Cleco Corp.	2,524	108,911
CMS Energy Corp.	11,001	267,544
Consolidated Edison Inc.	12,175	735,127
Dominion Resources Inc.	23,768	1,254,475
DTE Energy Co.	7,197	446,934
Duke Energy Corp.	29,192	1,917,622
Edison International	13,609	638,806
El Paso Electric Co.	1,669	56,729
Entergy Corp.	7,374	535,205
Exelon Corp.	35,363	1,265,288
FirstEnergy Corp.	17,261	789,173
GenOn Energy Inc.[a]	32,178	82,697
Great Plains Energy Inc.	6,441	144,536
Hawaiian Electric Industries Inc.	3,989	103,235
IDACORP Inc.	2,053	91,810
Integrys Energy Group Inc.	3,232	174,657
ITC Holdings Corp.	2,129	169,511
MDU Resources Group Inc.	7,927	172,254
National Fuel Gas Co.	3,512	185,082
NextEra Energy Inc.	17,612	1,233,897
Northeast Utilities	12,966	509,564
NorthWestern Corp.	1,476	52,856
NRG Energy Inc.	9,574	206,415
NV Energy Inc.	9,683	184,074
OGE Energy Corp.	4,117	237,057
Pepco Holdings Inc.	9,720	193,136
PG&E Corp.	17,677	751,626

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

Pinnacle West Capital Corp.	4,631	$245,304
PNM Resources Inc.	3,312	73,394
Portland General Electric Co.	3,130	85,762
PPL Corp.	23,966	708,914
Public Service Enterprise Group Inc.	21,006	673,032
SCANA Corp.	5,501	269,989
Southern Co. (The)	36,337	1,702,025
TECO Energy Inc.	8,360	149,393
UIL Holdings Corp.	2,087	75,487
UNS Energy Corp.	1,729	73,725
Westar Energy Inc.	5,328	158,242
Wisconsin Energy Corp.	9,524	366,388
Xcel Energy Inc.	20,162	569,577

		19,836,417
ELECTRICAL COMPONENTS & EQUIPMENT — 0.46%
Acuity Brands Inc.	1,772	114,648
AMETEK Inc.	10,073	358,095
Belden Inc.	1,955	69,989
Emerson Electric Co.	30,286	1,466,751
Energizer Holdings Inc.	2,722	198,624
EnerSys Inc.[a]	1,987	68,512
General Cable Corp.[a,b]	2,137	60,969
GrafTech International Ltd.[a]	5,397	56,722
Hubbell Inc. Class B	2,182	182,677
Littelfuse Inc.	972	52,099
Molex Inc.	5,814	150,990
Universal Display Corp.[a,b]	1,669	54,710

		2,834,786
ELECTRONICS — 1.17%
Agilent Technologies Inc.	14,383	517,644
Amphenol Corp. Class A	6,591	396,317
Avnet Inc.[a,b]	5,714	163,706
Benchmark Electronics Inc.[a,b]	2,480	36,753
Brady Corp. Class A	2,037	62,658
Cymer Inc.[a]	1,352	107,741
ESCO Technologies Inc.	1,097	41,072
FEI Co.	1,559	85,823
FLIR Systems Inc.	6,019	116,949
Garmin Ltd.[b]	4,836	183,720
Gentex Corp.	5,917	101,891
Honeywell International Inc.	32,361	1,981,788
Itron Inc.[a,b]	1,679	68,940

Security	Shares	Value

Jabil Circuit Inc.	7,639	$132,460
Mettler-Toledo International Inc.[a,b]	1,267	214,592
National Instruments Corp.	3,857	90,871
PerkinElmer Inc.	4,715	145,835
Plexus Corp.[a,b]	1,456	39,181
TE Connectivity Ltd.	17,743	570,970
Tech Data Corp.[a,b]	1,511	66,952
Thermo Fisher Scientific Inc.	15,218	929,211
Trimble Navigation Ltd.[a]	5,299	250,007
Tyco International Ltd.	19,147	514,480
Vishay Intertechnology Inc.[a,b]	5,070	41,979
Waters Corp.[a]	3,614	295,661
Woodward Inc.	2,396	80,266

		7,237,467
ENGINEERING & CONSTRUCTION — 0.24%
AECOM Technology Corp.[a]	4,769	102,390
Aegion Corp.[a,b]	1,619	29,903
EMCOR Group Inc.	2,757	88,665
Fluor Corp.	6,894	385,030
Foster Wheeler AGa	4,428	98,612
Granite Construction Inc.	1,421	42,928
Jacobs Engineering Group Inc.[a]	5,292	204,218
KBR Inc.	6,209	172,983
McDermott International Inc.[a,b]	9,665	103,512
Shaw Group Inc. (The)[a]	2,712	118,759
URS Corp.	3,085	103,286

		1,450,286
ENTERTAINMENT — 0.16%
Bally Technologies Inc.[a]	1,803	90,006
Cinemark Holdings Inc.	4,061	100,266
Dolby Laboratories Inc. Class Aa,b	2,141	67,634
DreamWorks Animation SKG Inc. Class Aa,b	2,814	57,321
International Game Technology	11,075	142,203
Madison Square Garden Inc. Class Aa	2,569	105,740
Marriott Vacations Worldwide Corp.[a]	1,290	50,749
Penn National Gaming Inc.[a,b]	2,665	107,746
Regal Entertainment Group Class Ab	3,307	50,795
Scientific Games Corp. Class Aa,b	2,513	20,682
Six Flags Entertainment Corp.	2,274	129,868
Vail Resorts Inc.[b]	1,493	84,773

		1,007,783

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

ENVIRONMENTAL CONTROL — 0.31%
Calgon Carbon Corp.[a,b]	2,351	$29,129
Clean Harbors Inc.[a]	1,933	112,791
Covanta Holding Corp.	5,682	103,299
Darling International Inc.[a]	4,856	80,270
Mine Safety Appliances Co.	1,347	51,994
Republic Services Inc.	12,307	348,903
Stericycle Inc.[a]	3,545	335,924
Tetra Tech Inc.[a,b]	2,592	67,237
Waste Connections Inc.	5,181	170,092
Waste Management Inc.	18,126	593,445

		1,893,084
FOOD — 1.84%
Campbell Soup Co.	7,480	263,820
ConAgra Foods Inc.	16,894	470,329
Dean Foods Co.[a]	7,652	128,860
Flowers Foods Inc.	4,761	93,744
Fresh Del Monte Produce Inc.	1,609	40,499
Fresh Market Inc. (The)[a,b]	1,741	98,732
General Mills Inc.	26,805	1,074,344
H.J. Heinz Co.	13,307	765,286
Hain Celestial Group Inc.[a,b]	1,894	109,473
Harris Teeter Supermarkets Inc.	2,086	78,121
Hershey Co. (The)	6,230	428,935
Hillshire Brands Co.	4,870	126,669
Hormel Foods Corp.	5,558	164,128
Ingredion Inc.	3,155	193,906
J.M. Smucker Co. (The)	4,553	389,919
Kellogg Co.	10,302	539,001
Kraft Foods Group Inc.[a]	24,525	1,115,397
Kroger Co. (The)	22,750	573,755
Lancaster Colony Corp.	822	59,825
McCormick & Co. Inc. NVS	5,550	341,991
Mondelez International Inc. Class A	73,578	1,952,760
Post Holdings Inc.[a]	1,461	46,095
Ralcorp Holdings Inc.[a]	2,270	163,871
Safeway Inc.	10,004	163,165
Smithfield Foods Inc.[a]	5,572	114,059
Sysco Corp.	24,374	757,300
TreeHouse Foods Inc.[a]	1,506	80,646
Tyson Foods Inc. Class A	11,860	199,367
United Natural Foods Inc.[a]	2,014	107,225

Security	Shares	Value

Whole Foods Market Inc.	7,169	$679,119

		11,320,341
FOREST PRODUCTS & PAPER — 0.17%
Domtar Corp.	1,509	120,343
International Paper Co.	18,257	654,148
MeadWestvaco Corp.	7,340	217,925
Resolute Forest Products Inc.[a,b]	4,231	51,618

		1,044,034
GAS — 0.41%
AGL Resources Inc.	4,814	196,556
Atmos Energy Corp.	3,740	134,528
CenterPoint Energy Inc.	17,871	387,264
Laclede Group Inc. (The)	876	36,477
New Jersey Resources Corp.	1,731	76,960
NiSource Inc.	11,636	296,369
Northwest Natural Gas Co.	1,100	51,183
Piedmont Natural Gas Co.	2,972	94,718
Questar Corp.	7,346	148,683
Sempra Energy	9,296	648,396
South Jersey Industries Inc.	1,235	62,479
Southwest Gas Corp.	1,897	82,462
UGI Corp.	4,567	147,468
Vectren Corp.	3,365	99,503
WGL Holdings Inc.	2,139	85,068

		2,548,114
HAND & MACHINE TOOLS — 0.17%
Kennametal Inc.	3,296	116,744
Lincoln Electric Holdings Inc.	3,495	151,578
Regal Beloit Corp.	1,731	112,827
Snap-on Inc.	2,414	186,675
Stanley Black & Decker Inc.	6,978	483,575

		1,051,399
HEALTH CARE — PRODUCTS — 1.85%
Alere Inc.[a]	3,131	60,115
Baxter International Inc.	22,783	1,426,899
Becton, Dickinson and Co.	8,332	630,566
Boston Scientific Corp.[a]	58,046	298,357
C.R. Bard Inc.	3,241	311,752
CareFusion Corp.[a]	9,362	248,655
Cepheid Inc.[a,b]	2,848	86,323
Cooper Companies Inc. (The)	1,948	186,969
Covidien PLC	19,988	1,098,341

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

Edwards Lifesciences Corp.[a]	4,786	$415,568
Haemonetics Corp.[a,b]	1,060	86,602
Henry Schein Inc.[a]	3,648	269,149
Hill-Rom Holdings Inc.	2,590	72,753
Hologic Inc.[a]	10,873	224,201
Hospira Inc.[a]	6,903	211,853
IDEXX Laboratories Inc.[a,b]	2,259	217,316
Intuitive Surgical Inc.[a]	1,648	893,579
Masimo Corp.[a]	2,252	49,476
Medtronic Inc.	42,242	1,756,422
NuVasive Inc.[a]	1,786	25,754
PSS World Medical Inc.[a]	2,095	59,959
ResMed Inc.	5,936	237,084
Sirona Dental Systems Inc.[a]	2,313	132,442
St. Jude Medical Inc.	13,078	500,364
Steris Corp.	2,528	90,022
Stryker Corp.	12,033	632,936
TECHNE Corp.	1,405	94,641
Teleflex Inc.	1,695	115,175
Thoratec Corp.[a]	2,491	88,929
Varian Medical Systems Inc.[a]	4,525	302,089
Volcano Corp.[a]	2,163	61,905
West Pharmaceutical Services Inc.	1,398	75,310
Zimmer Holdings Inc.	7,194	461,927

		11,423,433
HEALTH CARE — SERVICES — 1.28%
Aetna Inc.	13,904	607,605
AMERIGROUP Corp.[a]	1,991	181,858
Brookdale Senior Living Inc.[a]	4,178	98,016
Centene Corp.[a]	1,997	75,846
Cigna Corp.	11,897	606,747
Community Health Systems Inc.[a]	3,835	105,156
Covance Inc.[a,b]	2,303	112,179
Coventry Health Care Inc.	5,558	242,551
DaVita Inc.[a]	3,539	398,208
HCA Holdings Inc.	6,644	188,756
Health Management Associates Inc. Class Aa	10,473	76,453
Health Net Inc.[a]	3,454	74,330
HealthSouth Corp.[a,b]	3,928	86,927
Humana Inc.	6,669	495,307
Laboratory Corp. of America Holdings[a]	3,932	333,158
LifePoint Hospitals Inc.[a]	2,009	70,998
Magellan Health Services Inc.[a]	1,185	59,428

Security	Shares	Value

MEDNAX Inc.[a,b]	2,023	$139,546
Quest Diagnostics Inc.	6,552	378,181
Tenet Healthcare Corp.[a]	4,193	98,955
UnitedHealth Group Inc.	42,815	2,397,640
Universal Health Services Inc. Class B	3,723	154,095
WellCare Health Plans Inc.[a,b]	1,781	84,776
WellPoint Inc.	13,533	829,302

		7,896,018
HOLDING COMPANIES — DIVERSIFIED — 0.03%
Leucadia National Corp.	8,006	181,736

		181,736
HOME BUILDERS — 0.21%
D.R. Horton Inc.	11,503	241,103
Lennar Corp. Class A	6,857	256,932
M.D.C. Holdings Inc.	1,533	58,622
NVR Inc.[a]	202	182,556
PulteGroup Inc.[a]	13,998	242,725
Ryland Group Inc. (The)[b]	1,849	62,626
Thor Industries Inc.	1,946	74,006
Toll Brothers Inc.[a]	6,210	204,992

		1,323,562
HOME FURNISHINGS — 0.09%
Harman International Industries Inc.	2,694	112,959
Tempur-Pedic International Inc.[a,b]	2,350	62,134
TiVo Inc.[a,b]	5,047	51,227
Whirlpool Corp.	3,207	313,260

		539,580
HOUSEHOLD PRODUCTS & WARES — 0.42%
Avery Dennison Corp.	4,113	133,179
Church & Dwight Co. Inc.	5,790	293,900
Clorox Co. (The)	5,387	389,480
Jarden Corp.	3,116	155,177
Kimberly-Clark Corp.	16,428	1,370,917
Scotts Miracle-Gro Co. (The) Class A	1,482	63,444
Tupperware Brands Corp.	2,387	141,072
WD-40 Co.	647	30,965

		2,578,134
HOUSEWARES — 0.06%
Newell Rubbermaid Inc.	12,038	248,464
Toro Co. (The)	2,462	103,946

		352,410

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

INSURANCE — 4.10%
ACE Ltd.	14,086	$1,107,864
Aflac Inc.	19,496	970,511
Alleghany Corp.[a]	713	247,839
Allied World Assurance Co. Holdings Ltd.	1,450	116,435
Allstate Corp. (The)	20,236	809,035
American Financial Group Inc.	3,268	126,798
American International Group Inc.[a]	48,349	1,688,831
Aon PLC	13,373	721,473
Arch Capital Group Ltd.[a]	5,746	253,686
Argo Group International Holdings Ltd.[b]	957	32,921
Arthur J. Gallagher & Co.	4,991	176,881
Aspen Insurance Holdings Ltd.	2,918	94,397
Assurant Inc.	3,297	124,660
Assured Guaranty Ltd.	8,176	113,565
Axis Capital Holdings Ltd.	4,916	178,058
Berkshire Hathaway Inc. Class Ba	76,148	6,575,380
Brown & Brown Inc.	4,832	123,458
Chubb Corp. (The)	11,064	851,707
Cincinnati Financial Corp.	6,077	242,108
CNO Financial Group Inc.	9,287	88,969
Endurance Specialty Holdings Ltd.	1,879	76,193
Erie Indemnity Co. Class A	981	61,038
Everest Re Group Ltd.	2,173	241,312
Fidelity National Financial Inc. Class A	8,747	187,273
First American Financial Corp.	4,343	98,803
Genworth Financial Inc. Class Aa	20,270	120,809
Hanover Insurance Group Inc. (The)	1,896	68,465
Hartford Financial Services Group Inc. (The)	18,038	391,605
HCC Insurance Holdings Inc.	4,198	149,617
Horace Mann Educators Corp.	1,658	31,850
Kemper Corp.	2,316	71,796
Lincoln National Corp.	11,491	284,862
Loews Corp.	12,989	549,175
Markel Corp.[a]	378	178,393
Marsh & McLennan Companies Inc.	22,699	772,447
MBIA Inc.[a]	5,484	54,292
Mercury General Corp.	1,078	43,691
MetLife Inc.	44,037	1,562,873
Montpelier Re Holdings Ltd.[b]	2,537	58,021
Old Republic International Corp.	10,099	99,778
PartnerRe Ltd.	2,556	207,036
Platinum Underwriters Holdings Ltd.	1,356	60,206

Security	Shares	Value

Principal Financial Group Inc.	11,534	$317,646
ProAssurance Corp.	1,320	118,008
Progressive Corp. (The)	23,317	519,969
Protective Life Corp.	3,445	94,048
Prudential Financial Inc.	19,396	1,106,542
Reinsurance Group of America Inc.	3,053	161,565
RenaissanceRe Holdings Ltd.[b]	2,148	174,761
RLI Corp.	727	49,567
Selective Insurance Group Inc.	2,217	40,992
StanCorp Financial Group Inc.	1,838	63,135
Torchmark Corp.	3,897	197,149
Tower Group Inc.	1,525	27,480
Travelers Companies Inc. (The)	16,041	1,137,949
Unum Group	11,410	231,395
Validus Holdings Ltd.[b]	3,961	141,804
W.R. Berkley Corp.	4,664	181,383
White Mountains Insurance Group Ltd.[b]	231	118,434
Willis Group Holdings PLC	7,175	241,582
XL Group PLC	12,569	310,957

		25,248,477
INTERNET — 3.13%
Amazon.com Inc.[a]	14,995	3,491,136
AOL Inc.[a]	3,765	129,252
eBay Inc.[a]	48,085	2,322,025
Equinix Inc.[a]	2,015	363,526
Expedia Inc.	3,873	229,088
F5 Networks Inc.[a]	3,295	271,772
Facebook Inc. Class Aa	20,498	432,815
Google Inc. Class Aa	10,998	7,476,110
IAC/InterActiveCorp	3,382	163,520
Liberty Interactive Corp. Series Aa	21,482	429,640
Liberty Ventures Series Aa	1,194	67,951
LinkedIn Corp. Class Aa	2,786	297,907
Netflix Inc.[a,b]	2,306	182,381
OpenTable Inc.[a,b]	971	45,608
Priceline.com Inc.[a]	2,066	1,185,409
Rackspace Hosting Inc.[a]	4,510	287,242
Shutterfly Inc.[a,b]	1,237	37,432
Symantec Corp.[a]	29,238	531,839
TIBCO Software Inc.[a,b]	6,392	161,142
TripAdvisor Inc.[a]	4,603	139,425
ValueClick Inc.[a,b]	2,853	47,559
VeriSign Inc.[a]	6,502	241,029

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

WebMD Health Corp.[a,b]	1,768	$26,361
Yahoo! Inc.[a]	43,338	728,512

		19,288,681
IRON & STEEL — 0.24%
Allegheny Technologies Inc.	4,413	116,282
Carpenter Technology Corp.	1,912	92,942
Cliffs Natural Resources Inc.	5,973	216,641
Commercial Metals Co.	4,792	65,938
Nucor Corp.	13,270	532,525
Reliance Steel & Aluminum Co.	3,058	166,172
Schnitzer Steel Industries Inc. Class A	1,015	28,938
Steel Dynamics Inc.	9,043	114,394
United States Steel Corp.	5,921	120,729

		1,454,561
LEISURE TIME — 0.29%
Brunswick Corp.	3,661	86,363
Carnival Corp.	18,680	707,598
Harley-Davidson Inc.	9,451	441,929
Life Time Fitness Inc.[a,b]	1,659	74,473
Polaris Industries Inc.	2,592	219,024
Royal Caribbean Cruises Ltd.	6,031	203,064
WMS Industries Inc.[a,b]	2,352	38,643

		1,771,094
LODGING — 0.42%
Choice Hotels International Inc.	1,137	35,577
Hyatt Hotels Corp. Class Aa,b	2,381	86,907
Las Vegas Sands Corp.	14,710	683,132
Marriott International Inc. Class A	10,455	381,398
MGM Resorts International[a]	15,608	160,919
Orient-Express Hotels Ltd. Class Aa,b	3,941	46,228
Ryman Hospitality Properties Inc.[a]	2,079	81,102
Starwood Hotels & Resorts Worldwide Inc.	8,119	420,970
Wyndham Worldwide Corp.	5,893	297,007
Wynn Resorts Ltd.	3,265	395,261

		2,588,501
MACHINERY — 1.26%
AGCO Corp.[a]	3,999	181,995
Applied Industrial Technologies Inc.	1,795	72,859
Babcock & Wilcox Co. (The)[a]	4,767	122,846
Briggs & Stratton Corp.	2,055	40,586
Caterpillar Inc.	27,085	2,297,079
Chart Industries Inc.[a,b]	1,224	86,647

Security	Shares	Value

Cognex Corp.	1,604	$58,482
Cummins Inc.	7,397	692,211
Deere & Co.	16,304	1,393,014
Flowserve Corp.	2,125	287,916
Gardner Denver Inc.	2,095	145,246
Graco Inc.	2,522	121,207
IDEX Corp.	3,451	146,771
Joy Global Inc.	4,461	278,589
Manitowoc Co. Inc. (The)	5,420	77,235
Middleby Corp. (The)[a,b]	781	97,586
Nordson Corp.	2,309	136,300
Robbins & Myers Inc.	1,796	106,467
Rockwell Automation Inc.	5,837	414,777
Roper Industries Inc.	4,088	446,287
Terex Corp.(a)	4,540	102,377
Wabtec Corp.	1,993	163,227
Xylem Inc.	7,684	186,414
Zebra Technologies Corp. Class Aa,b	2,163	77,717

		7,733,835
MANUFACTURING — 3.10%
3M Co.	26,369	2,309,924
A.O. Smith Corp.	1,668	101,364
Actuant Corp. Class A	2,858	80,710
AptarGroup Inc.	2,798	143,482
Carlisle Companies Inc.	2,535	140,819
CLARCOR Inc.	2,097	94,868
Cooper Industries PLC	6,582	493,255
Crane Co.	1,869	78,461
Danaher Corp.	24,174	1,250,521
Donaldson Co. Inc.	5,663	182,745
Dover Corp.	7,605	442,763
Eaton Corp.	14,082	664,952
General Electric Co.	438,341	9,231,462
Harsco Corp.	3,348	66,927
Hexcel Corp.[a]	4,088	104,489
Hillenbrand Inc.	2,586	52,935
Illinois Tool Works Inc.	17,829	1,093,453
Ingersoll-Rand PLC	11,925	560,833
ITT Corp.	3,856	80,205
Leggett & Platt Inc.	5,791	153,635
Pall Corp.	4,832	304,223
Parker Hannifin Corp.	6,187	486,669
Pentair Ltd. Registered	8,672	366,305

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

Polypore International Inc.[a,b]	1,974	$69,643
SPX Corp.	2,113	144,931
Textron Inc.	11,468	289,108
Trinity Industries Inc.	3,301	103,255

		19,091,937
MEDIA — 3.33%
AMC Networks Inc. Class Aa	2,421	113,109
Cablevision NY Group Class A	8,778	152,913
CBS Corp. Class B NVS	24,776	802,742
Charter Communications Inc. Class Aa	1,906	147,544
Comcast Corp. Class A	111,219	4,171,825
DIRECTV[a]	26,128	1,335,402
Discovery Communications Inc. Series Aa	10,197	601,827
DISH Network Corp. Class A	9,544	340,053
FactSet Research Systems Inc.	1,726	156,289
Gannett Co. Inc.	9,411	159,046
John Wiley & Sons Inc. Class A	1,911	82,899
Liberty Global Inc. Series Aa	10,327	619,930
Liberty Media Corp. Series Aa	4,629	516,920
McGraw-Hill Companies Inc. (The)	11,605	641,524
Meredith Corp.[b]	1,512	50,607
New York Times Co. (The) Class Aa,b	5,294	43,305
News Corp. Class A NVS	84,405	2,018,968
Nielsen Holdings NVa,b	5,179	149,777
Scholastic Corp.	995	32,825
Scripps Networks Interactive Inc. Class A	3,596	218,349
Sirius XM Radio Inc.[a,b]	159,710	447,188
Time Warner Cable Inc.	12,748	1,263,454
Time Warner Inc.	39,292	1,707,237
Viacom Inc. Class B NVS	19,704	1,010,224
Walt Disney Co. (The)	74,394	3,650,514
Washington Post Co. (The) Class B	196	65,368

		20,499,839
METAL FABRICATE & HARDWARE — 0.24%
Kaydon Corp.	1,347	30,119
Mueller Industries Inc.	1,563	68,459
Precision Castparts Corp.	6,063	1,049,324
RTI International Metals Inc.[a,b]	1,240	28,260
Timken Co. (The)	3,270	129,132
Valmont Industries Inc.	938	126,724
Worthington Industries Inc.	2,247	48,580

		1,480,598

Security	Shares	Value

MINING — 0.67%
Alcoa Inc.	44,329	$379,900
Allied Nevada Gold Corp.[a,b]	3,392	125,233
Coeur d’Alene Mines Corp.[a]	3,734	115,418
Compass Minerals International Inc.	1,365	107,630
Freeport-McMoRan Copper & Gold Inc.	39,333	1,529,267
Hecla Mining Co.	11,521	75,808
Kaiser Aluminum Corp.	689	41,740
Molycorp Inc.[a,b]	3,302	34,341
Newmont Mining Corp.	20,644	1,126,130
Royal Gold Inc.	2,663	234,557
Stillwater Mining Co.[a]	4,769	49,645
Titanium Metals Corp.	2,778	32,530
Vulcan Materials Co.	5,421	249,203

		4,101,402
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.	8,447	121,299
Xerox Corp.	54,373	350,162

		471,461
OFFICE FURNISHINGS — 0.02%
Herman Miller Inc.	2,391	46,361
HNI Corp.	1,936	53,279

		99,640
OIL & GAS — 8.39%
Anadarko Petroleum Corp.	20,805	1,431,592
Apache Corp.	16,237	1,343,612
Atwood Oceanics Inc.[a]	2,347	112,187
Berry Petroleum Co. Class A	1,904	73,323
Bill Barrett Corp.[a]	2,160	49,486
Cabot Oil & Gas Corp.	8,682	407,880
Carrizo Oil & Gas Inc.[a,b]	1,448	38,835
Cheniere Energy Inc.[a]	8,959	144,150
Chesapeake Energy Corp.	21,525	436,096
Chevron Corp.	81,456	8,977,266
Cimarex Energy Co.	3,555	203,275
Cobalt International Energy Inc.[a]	7,328	152,496
Comstock Resources Inc.[a]	1,965	33,641
Concho Resources Inc.[a]	4,328	372,727
ConocoPhillips	50,356	2,913,095
Continental Resources Inc.[a]	2,267	162,907
Denbury Resources Inc.[a]	16,305	249,956
Devon Energy Corp.	15,660	911,569

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

Diamond Offshore Drilling Inc.	2,915	$201,835
Energen Corp.	3,001	139,997
Ensco PLC Class A	9,616	555,997
EOG Resources Inc.	11,236	1,308,882
EQT Corp.	6,233	377,907
EXCO Resources Inc.	6,254	50,657
Exxon Mobil Corp.	191,636	17,471,454
Forest Oil Corp.[a]	4,713	35,724
Gulfport Energy Corp.[a,b]	2,156	71,536
Helmerich & Payne Inc.	4,431	211,802
Hess Corp.	12,361	645,986
HollyFrontier Corp.	8,512	328,818
Kodiak Oil & Gas Corp.[a]	11,236	103,821
Marathon Oil Corp.	29,349	882,231
Marathon Petroleum Corp.	14,080	773,414
McMoRan Exploration Co.[a,b]	4,447	53,053
Murphy Oil Corp.	7,675	460,500
Nabors Industries Ltd.[a]	11,919	160,787
Newfield Exploration Co.[a]	5,474	148,455
Noble Corp.	10,505	396,459
Noble Energy Inc.	7,380	701,174
Oasis Petroleum Inc.[a,b]	2,921	85,790
Occidental Petroleum Corp.	33,581	2,651,556
Patterson-UTI Energy Inc.	6,404	103,617
Phillips 66	25,931	1,222,906
Pioneer Natural Resources Co.	5,080	536,702
Plains Exploration & Production Co.[a]	5,363	191,244
QEP Resources Inc.	7,337	212,773
Range Resources Corp.	6,715	438,892
Rosetta Resources Inc.[a]	2,209	101,702
Rowan Companies PLC[a]	5,233	165,938
SandRidge Energy Inc.[a,b]	14,442	89,829
SM Energy Co.	2,638	142,241
Southwestern Energy Co.[a]	14,442	501,137
Swift Energy Co.[a]	1,751	29,259
Tesoro Corp.	5,803	218,831
Transocean Ltd.	15,017	686,127
Ultra Petroleum Corp.[a,b]	6,302	143,749
Unit Corp.[a,b]	1,773	71,540
Valero Energy Corp.	22,960	668,136
Whiting Petroleum Corp.[a]	4,905	206,108
WPX Energy Inc.[a]	8,097	137,163

		51,699,822

Security	Shares	Value

OIL & GAS SERVICES — 1.59%
Baker Hughes Inc.	18,192	$763,518
Cameron International Corp.[a]	10,155	514,249
CARBO Ceramics Inc.[b]	828	61,231
Core Laboratories NV	1,931	200,167
Dresser-Rand Group Inc.[a,b]	3,122	160,877
Dril-Quip Inc.[a,b]	1,509	104,513
Exterran Holdings Inc.[a,b]	2,676	53,467
FMC Technologies Inc.[a]	9,799	400,779
Halliburton Co.	38,449	1,241,518
Helix Energy Solutions Group Inc.[a]	4,194	72,514
Key Energy Services Inc.[a]	6,240	40,810
Lufkin Industries Inc.	1,437	71,864
National Oilwell Varco Inc.	17,674	1,302,574
Oceaneering International Inc.	4,536	237,369
Oil States International Inc.[a,b]	2,297	167,911
Schlumberger Ltd.	55,021	3,825,610
SEACOR Holdings Inc.[a]	787	69,028
Superior Energy Services Inc.[a]	6,327	128,628
Weatherford International Ltd.[a]	31,127	351,735

		9,768,362
PACKAGING & CONTAINERS — 0.25%
Ball Corp.	6,515	279,037
Bemis Co. Inc.	4,281	141,487
Crown Holdings Inc.[a]	6,192	236,844
Greif Inc. Class A	1,292	54,212
Owens-Illinois Inc.[a]	6,842	133,351
Packaging Corp. of America	4,138	145,947
Rock-Tenn Co. Class A	2,952	216,057
Sealed Air Corp.	7,407	120,142
Silgan Holdings Inc.	1,941	84,065
Sonoco Products Co.	4,154	129,314

		1,540,456
PHARMACEUTICALS — 6.52%
Abbott Laboratories	65,208	4,272,428
Align Technology Inc.[a]	3,018	80,218
Alkermes PLC[a]	5,141	95,263
Allergan Inc.	12,761	1,147,469
AmerisourceBergen Corp.	10,544	415,855
Auxilium Pharmaceuticals Inc.[a]	1,994	40,837
BioMarin Pharmaceutical Inc.[a,b]	5,182	191,941
Bristol-Myers Squibb Co.	69,611	2,314,566

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

Cardinal Health Inc.	14,192	$583,717
DENTSPLY International Inc.	5,920	218,093
Eli Lilly and Co.	42,336	2,058,800
Endo Health Solutions Inc.[a]	4,828	138,370
Express Scripts Holding Co.[a]	33,613	2,068,544
Forest Laboratories Inc.[a]	9,720	327,661
Herbalife Ltd.[b]	4,629	237,699
Impax Laboratories Inc.[a,b]	2,711	57,609
Isis Pharmaceuticals Inc.[a,b]	3,944	34,116
Jazz Pharmaceuticals PLC[a]	1,984	106,600
Johnson & Johnson	114,461	8,106,128
McKesson Corp.	9,821	916,398
Mead Johnson Nutrition Co. Class A	8,480	522,877
Medicis Pharmaceutical Corp. Class A	2,424	105,226
Medivation Inc.[a,b]	3,076	157,245
Merck & Co. Inc.	126,498	5,772,104
Mylan Inc.[a]	16,879	427,714
Nektar Therapeutics[a,b]	4,685	42,165
Omnicare Inc.	4,748	163,948
Onyx Pharmaceuticals Inc.[a]	2,643	207,105
Patterson Companies Inc.	3,511	117,267
Perrigo Co.	3,674	422,547
Pfizer Inc.	310,103	7,712,262
Pharmacyclics Inc.[a,b]	2,061	125,865
Questcor Pharmaceuticals Inc.[b]	2,430	61,916
Salix Pharmaceuticals Ltd.[a]	1,968	76,831
Theravance Inc.[a,b]	2,788	62,758
VCA Antech Inc.[a,b]	3,566	69,822
ViroPharma Inc.[a]	2,926	73,882
VIVUS Inc.[a,b]	4,163	62,029
Warner Chilcott PLC Class A	7,258	84,048
Watson Pharmaceuticals Inc.[a]	5,307	456,137

		40,136,060
PIPELINES — 0.49%
Kinder Morgan Inc.	26,263	911,589
ONEOK Inc.	8,573	405,503
Spectra Energy Corp.	27,104	782,492
Williams Companies Inc. (The)	25,915	906,766

		3,006,350
REAL ESTATE — 0.11%
Alexander & Baldwin Inc.[a]	1,667	48,226
CBRE Group Inc. Class Aa	12,657	228,079

Security	Shares	Value

Forest City Enterprises Inc. Class Aa	5,513	$88,484
Howard Hughes Corp. (The)[a]	1,194	83,580
Jones Lang LaSalle Inc.	1,807	140,476
St. Joe Co. (The)[a,b]	3,834	75,913

		664,758
REAL ESTATE INVESTMENT TRUSTS — 3.36%
Alexandria Real Estate Equities Inc.[b]	2,566	180,723
American Campus Communities Inc.	3,734	169,188
American Capital Agency Corp.	14,268	471,129
American Realty Capital Trust Inc.	6,775	76,354
American Tower Corp.	16,344	1,230,540
Annaly Capital Management Inc.	40,629	655,752
Apartment Investment and Management Co. Class A	6,118	163,289
AvalonBay Communities Inc.	4,006	543,053
BioMed Realty Trust Inc.	6,360	121,603
Boston Properties Inc.	6,237	662,993
Brandywine Realty Trust	6,221	72,164
BRE Properties Inc. Class Ab	3,259	157,573
Camden Property Trust	3,388	222,354
CBL & Associates Properties Inc.	6,343	141,893
Chimera Investment Corp.	42,551	113,611
Colonial Properties Trust[b]	3,595	77,760
CommonWealth REIT	3,448	47,272
Corporate Office Properties Trust	2,964	73,952
CYS Investments Inc.	7,100	95,282
DCT Industrial Trust Inc.[b]	10,249	66,106
DDR Corp.	9,490	145,766
DiamondRock Hospitality Co.	8,064	68,383
Digital Realty Trust Inc.[b]	5,071	311,511
Douglas Emmett Inc.	5,387	126,325
Duke Realty Corp.	11,255	162,972
DuPont Fabros Technology Inc.[b]	2,575	55,259
EastGroup Properties Inc.	1,266	65,908
Entertainment Properties Trust	1,920	85,344
Equity Lifestyle Properties, Inc.	1,579	106,314
Equity Residential	12,413	712,630
Essex Property Trust Inc.[b]	1,480	222,000
Extra Space Storage Inc.	4,017	138,546
Federal Realty Investment Trust	2,654	286,181
Franklin Street Properties Corp.[b]	3,060	34,915
General Growth Properties Inc.	18,844	370,473
Hatteras Financial Corp.	4,145	113,034

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

HCP Inc.	18,742	$830,271
Health Care REIT Inc.	10,555	627,284
Healthcare Realty Trust Inc.[b]	3,566	83,765
Highwoods Properties Inc.	3,288	106,038
Home Properties Inc.	2,001	121,641
Hospitality Properties Trust	5,116	118,282
Host Hotels & Resorts Inc.[b]	30,119	435,521
Invesco Mortgage Capital Inc.	4,814	103,164
Kilroy Realty Corp.	3,108	138,026
Kimco Realty Corp.[b]	16,979	331,430
LaSalle Hotel Properties	3,546	84,891
Lexington Realty Trust[b]	5,787	54,919
Liberty Property Trust	4,959	174,160
Macerich Co. (The)	5,502	313,614
Mack-Cali Realty Corp.	3,597	93,486
MFA Financial Inc.	14,806	120,965
Mid-America Apartment Communities Inc.	1,737	112,401
National Retail Properties Inc.[b]	4,550	144,144
Omega Healthcare Investors Inc.	4,348	99,743
Piedmont Office Realty Trust Inc. Class A	7,165	127,537
Plum Creek Timber Co. Inc.	6,591	289,345
Post Properties Inc.	2,221	108,407
Potlatch Corp.	1,659	63,838
Prologis Inc.	19,048	653,156
Public Storage	6,014	833,721
Rayonier Inc.[b]	5,100	249,951
Realty Income Corp.[b]	5,466	214,650
Redwood Trust Inc.[b]	2,957	46,100
Regency Centers Corp.	3,730	179,115
Senior Housing Properties Trust	7,410	162,872
Simon Property Group Inc.	12,576	1,914,193
SL Green Realty Corp.	3,741	281,697
Sovran Self Storage Inc.	1,261	72,886
Starwood Property Trust Inc.	4,668	106,991
Sunstone Hotel Investors Inc.[a,b]	5,810	57,403
Tanger Factory Outlet Centers Inc.	3,889	122,387
Taubman Centers Inc.	2,423	190,327
Two Harbors Investment Corp.	11,876	141,681
UDR Inc.	10,478	254,301
Ventas Inc.	12,306	778,601
Vornado Realty Trust	7,030	563,876
Washington Real Estate Investment Trust[b]	2,724	70,034
Weingarten Realty Investors[b]	4,625	124,875

Security	Shares	Value

Weyerhaeuser Co.	22,262	$616,435

		20,666,276
RETAIL — 6.35%
Abercrombie & Fitch Co. Class A	3,319	101,495
Advance Auto Parts Inc.	2,967	210,479
Aeropostale Inc.[a,b]	3,367	40,236
American Eagle Outfitters Inc.	7,424	154,939
ANN INC.[a]	1,951	68,597
Ascena Retail Group Inc.[a,b]	5,286	104,663
AutoNation Inc.[a]	1,633	72,505
AutoZone Inc.[a]	1,540	577,500
Bed Bath & Beyond Inc.[a]	9,607	554,132
Best Buy Co. Inc.	10,951	166,565
Big Lots Inc.[a]	2,398	69,854
Bob Evans Farms Inc.	1,201	45,722
Brinker International Inc.	3,095	95,326
Buckle Inc. (The)[b]	1,128	50,952
Cabela’s Inc.[a]	1,910	85,587
CarMax Inc.[a]	9,452	319,005
Casey’s General Stores Inc.	1,562	80,521
Cash America International Inc.	1,217	47,573
Cato Corp. (The) Class A	1,144	32,467
Cheesecake Factory Inc. (The)	2,168	71,674
Chico’s FAS Inc.	6,980	129,828
Children’s Place Retail Stores Inc. (The)[a]	1,064	62,170
Chipotle Mexican Grill Inc.[a]	1,327	337,761
Coinstar Inc.[a,b]	1,271	59,661
Copart Inc.[a]	4,450	128,116
Costco Wholesale Corp.	17,906	1,762,488
Cracker Barrel Old Country Store Inc.	956	60,849
CVS Caremark Corp.	52,747	2,447,461
Darden Restaurants Inc.	5,346	281,307
Dick’s Sporting Goods Inc.	3,956	197,800
Dillard’s Inc. Class A	1,268	97,636
Dollar General Corp.[a]	11,035	536,522
Dollar Tree Inc.[a]	9,466	377,409
Domino’s Pizza Inc.	2,300	93,426
DSW Inc. Class A	1,359	85,060
Dunkin’ Brands Group Inc.	3,105	96,255
Express Inc.[a]	3,807	42,372
EZCORP Inc. Class A NVS[a]	1,803	35,447
Family Dollar Stores Inc.	4,026	265,555
Foot Locker Inc.	6,323	211,821

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

GameStop Corp. Class A	5,113	$116,730
Gap Inc. (The)	12,385	442,392
Genesco Inc.[a]	1,021	58,503
GNC Holdings Inc. Class A	3,323	128,500
Group 1 Automotive Inc.	962	59,654
Guess? Inc.	2,670	66,163
Home Depot Inc. (The)	62,501	3,836,311
HSN Inc.	1,496	77,822
J.C. Penney Co. Inc.	5,910	141,899
Jack in the Box Inc.[a,b]	1,827	47,520
Kohl’s Corp.	8,974	478,135
Limited Brands Inc.	9,922	475,165
Lowe’s Companies Inc.	47,447	1,536,334
Macy’s Inc.	16,747	637,558
McDonald’s Corp.	41,812	3,629,282
Men’s Wearhouse Inc. (The)	1,860	60,989
MSC Industrial Direct Co. Inc. Class A	1,924	143,530
Nordstrom Inc.	6,350	360,489
Nu Skin Enterprises Inc. Class A	2,200	104,126
O’Reilly Automotive Inc.[a]	4,942	423,431
Panera Bread Co. Class Aa,b	1,176	198,321
Papa John’s International Inc.[a]	632	33,698
PetSmart Inc.	4,516	299,817
Pier 1 Imports Inc.	4,546	92,738
PVH Corp.	2,954	324,910
Regis Corp.	2,397	39,934
Rite Aid Corp.[a]	32,821	38,072
Ross Stores Inc.	9,299	566,774
Saks Inc.[a,b]	3,781	38,869
Sally Beauty Holdings Inc.[a]	6,354	153,004
Sears Canada Inc.[a]	641	6,964
Sears Holdings Corp.[a,b]	1,496	93,754
Signet Jewelers Ltd.[b]	3,357	173,758
Staples Inc.	28,303	325,909
Starbucks Corp.	31,453	1,443,693
Target Corp.	27,150	1,730,812
Tiffany & Co.	4,947	312,749
TJX Companies Inc. (The)	30,645	1,275,751
Tractor Supply Co.	2,982	286,988
Ulta Salon, Cosmetics & Fragrance Inc.	2,436	224,648
Urban Outfitters Inc.[a]	4,492	160,634
Vitamin Shoppe Inc.[a]	1,272	72,809
Wal-Mart Stores Inc.	69,821	5,237,971

Security	Shares	Value

Walgreen Co.	35,676	$1,256,865
Wendy’s Co. (The)	10,785	46,052
Williams-Sonoma Inc.	3,695	170,820
World Fuel Services Corp.	2,939	101,983
Yum! Brands Inc.	18,986	1,331,108

		39,122,674
SAVINGS & LOANS — 0.16%
Astoria Financial Corp.	3,740	37,512
Capitol Federal Financial Inc.	6,012	71,603
First Niagara Financial Group Inc.	14,920	123,538
Hudson City Bancorp Inc.	20,215	171,524
New York Community Bancorp Inc.	18,067	250,409
People’s United Financial Inc.	14,937	179,692
Provident Financial Services Inc.	2,351	35,265
TFS Financial Corp.[a]	2,755	24,657
Washington Federal Inc.	4,448	74,637

		968,837
SEMICONDUCTORS — 2.68%
Advanced Micro Devices Inc.[a]	24,429	50,080
Altera Corp.	13,236	403,433
Analog Devices Inc.	12,419	485,707
Applied Materials Inc.	51,484	545,730
Atmel Corp.[a]	17,439	81,353
Broadcom Corp. Class Aa	21,484	677,498
Cabot Microelectronics Corp.	959	28,578
Cavium Inc.[a,b]	2,003	66,460
Cirrus Logic Inc.[a,b]	2,787	113,598
Cree Inc.[a,b]	4,799	145,554
Cypress Semiconductor Corp.[a]	5,630	55,793
Fairchild Semiconductor International Inc.[a]	5,273	62,011
First Solar Inc.[a,b]	2,278	55,378
Hittite Microwave Corp.[a,b]	1,164	65,929
Integrated Device Technology Inc.[a,b]	6,013	32,711
Intel Corp.	207,877	4,495,340
International Rectifier Corp.[a,b]	2,858	44,270
Intersil Corp. Class A	5,241	36,949
KLA-Tencor Corp.	6,805	316,569
Lam Research Corp.[a]	7,573	268,084
Linear Technology Corp.	9,636	301,221
LSI Corp.[a]	23,454	160,660
Marvell Technology Group Ltd.	20,412	161,051
Maxim Integrated Products Inc.	11,949	328,896

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

Microchip Technology Inc.	7,977	$250,079
Micron Technology Inc.[a]	42,866	232,548
Microsemi Corp.[a]	3,510	67,392
NVIDIA Corp.[a]	26,021	311,471
OmniVision Technologies Inc.[a]	2,456	35,121
ON Semiconductor Corp.[a,b]	19,513	120,005
PMC-Sierra Inc.[a]	9,732	45,546
QLogic Corp.[a]	4,105	38,505
QUALCOMM Inc.	70,785	4,146,231
Rovi Corp.[a]	4,610	62,373
Semtech Corp.[a]	2,713	67,744
Silicon Laboratories Inc.[a,b]	1,584	64,025
Skyworks Solutions Inc.[a]	7,976	186,638
Teradyne Inc.[a,b]	7,720	112,866
Tessera Technologies Inc.	2,139	30,310
Texas Instruments Inc.	47,384	1,331,017
TriQuint Semiconductor Inc.[a]	6,854	32,214
Veeco Instruments Inc.[a,b]	1,616	49,611
Xilinx Inc.	10,898	357,019

		16,523,568
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.[a]	2,146	90,947

		90,947
SOFTWARE — 3.67%
ACI Worldwide Inc.[a,b]	1,668	65,219
Activision Blizzard Inc.	17,136	186,611
Acxiom Corp.[a]	3,214	58,656
Adobe Systems Inc.[a]	20,467	695,878
Advent Software Inc.[a,b]	1,354	29,382
Akamai Technologies Inc.[a]	7,470	283,785
Allscripts Healthcare Solutions Inc.[a]	6,810	87,985
ANSYS Inc.[a,b]	3,827	271,258
Aspen Technology Inc.[a,b]	3,911	96,915
athenahealth Inc.[a,b]	1,541	99,071
Autodesk Inc.[a]	9,434	300,379
BMC Software Inc.[a]	6,076	247,293
Broadridge Financial Solutions Inc.	5,115	117,389
CA Inc.	14,235	320,572
Cerner Corp.[a]	6,058	461,559
Citrix Systems Inc.[a]	7,781	480,944
CommVault Systems Inc.[a]	1,713	107,011
Compuware Corp.[a]	9,096	78,771

Security	Shares	Value

Concur Technologies Inc.[a,b]	1,813	$120,075
Dun & Bradstreet Corp. (The)	1,862	150,896
Electronic Arts Inc.[a]	13,144	162,328
Fair Isaac Corp.	1,498	69,807
Fidelity National Information Services Inc.	10,393	341,618
Fiserv Inc.[a]	5,689	426,334
Informatica Corp.[a]	4,566	123,921
Intuit Inc.	11,490	682,736
JDA Software Group Inc.[a]	1,766	67,355
Microsoft Corp.	313,223	8,937,818
MSCI Inc. Class Aa	4,924	132,653
Nuance Communications Inc.[a]	10,310	229,501
Oracle Corp.	158,223	4,912,824
Parametric Technology Corp.[a]	4,910	99,084
Progress Software Corp.[a]	2,557	50,424
QLIK Technologies Inc.[a,b]	3,040	55,966
Quality Systems Inc.	1,545	26,960
Red Hat Inc.[a]	8,050	395,818
Salesforce.com Inc.[a]	5,336	778,949
SolarWinds Inc.[a]	2,556	129,308
Solera Holdings Inc.	2,913	136,358
Take-Two Interactive Software Inc.[a,b]	3,746	41,768
Ultimate Software Group Inc. (The)[a,b]	1,155	117,071
VeriFone Systems Inc.[a]	4,417	130,920
VMware Inc. Class Aa	3,514	297,882

		22,607,052
TELECOMMUNICATIONS — 3.96%
Acme Packet Inc.[a,b]	2,279	37,695
ADTRAN Inc.[b]	2,698	45,569
Amdocs Ltd.	6,883	227,621
Anixter International Inc.	1,195	70,051
ARRIS Group Inc.[a]	4,909	67,450
Aruba Networks Inc.[a]	4,464	81,111
AT&T Inc.	239,492	8,284,028
CenturyLink Inc.	25,752	988,362
Ciena Corp.[a,b]	3,777	46,873
Cincinnati Bell Inc.[a,b]	8,133	42,373
Cisco Systems Inc.	219,867	3,768,520
Corning Inc.	61,969	728,136
Crown Castle International Corp.[a]	12,086	806,740
EarthLink Inc.	4,407	27,940
Finisar Corp.[a,b]	3,726	42,924
Frontier Communications Corp.[b]	41,366	195,248

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

Harris Corp.	4,606	$210,863
InterDigital Inc.[b]	1,875	71,419
IPG Photonics Corp.[a,b]	1,182	62,741
JDS Uniphase Corp.[a]	9,484	91,900
Juniper Networks Inc.[a]	22,011	364,722
Level 3 Communications Inc.[a,b]	6,444	132,102
MetroPCS Communications Inc.[a]	13,282	135,609
Motorola Solutions Inc.	11,912	615,612
NeuStar Inc. Class Aa,b	2,705	98,976
NII Holdings Inc.[a,b]	7,089	56,499
Plantronics Inc.	1,789	58,035
Polycom Inc.[a,b]	7,477	74,920
RF Micro Devices Inc.[a,b]	11,389	50,225
SBA Communications Corp. Class Aa	5,100	339,813
Sprint Nextel Corp.[a]	125,030	692,666
Telephone & Data Systems Inc.	4,214	104,802
Tellabs Inc.	13,675	39,931
tw telecom inc.[a]	6,287	160,130
Verizon Communications Inc.	118,335	5,282,474
ViaSat Inc.[a,b]	1,737	67,465
Windstream Corp.	24,760	236,210

		24,407,755
TEXTILES — 0.06%
Cintas Corp.	4,418	184,717
Mohawk Industries Inc.[a]	2,431	202,915

		387,632
TOYS, GAMES & HOBBIES — 0.11%
Hasbro Inc.	4,822	173,544
Mattel Inc.	14,128	519,628

		693,172
TRANSPORTATION — 1.59%
Bristow Group Inc.	1,425	71,136
C.H. Robinson Worldwide Inc.	6,676	402,763
Con-way Inc.	2,297	66,866
CSX Corp.	43,297	886,290
Expeditors International of Washington Inc.	8,645	316,493
FedEx Corp.	12,158	1,118,414
Forward Air Corp.	1,214	40,511
Genesee & Wyoming Inc. Class Aa	1,657	120,083
Hub Group Inc. Class Aa,b	1,529	47,414
J.B. Hunt Transport Services Inc.	3,758	220,595

Security	Shares	Value

Kansas City Southern Industries Inc.	4,587	$369,070
Kirby Corp.[a,b]	2,309	132,721
Knight Transportation Inc.	2,328	35,199
Landstar System Inc.	1,961	99,325
Matson Inc.	1,667	35,424
Norfolk Southern Corp.	13,299	815,894
Old Dominion Freight Line Inc.[a]	2,920	97,937
Ryder System Inc.	2,123	95,790
Teekay Corp.	1,664	50,935
Tidewater Inc.	2,140	101,671
Union Pacific Corp.	19,636	2,415,817
United Parcel Service Inc. Class B	29,796	2,182,557
UTi Worldwide Inc.	4,241	58,907
Werner Enterprises Inc.	1,697	39,303

		9,821,115
TRUCKING & LEASING — 0.01%
GATX Corp.	1,930	80,018

		80,018
WATER — 0.07%
American Water Works Co. Inc.	7,431	273,015
Aqua America Inc.	5,750	145,992
California Water Service Group	1,716	31,609

		450,616

TOTAL COMMON STOCKS
(Cost: $569,016,308)		614,501,723

SHORT-TERM INVESTMENTS — 2.16%

MONEY MARKET FUNDS — 2.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	11,565,965	11,565,965
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	825,695	825,695
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	880,039	880,039

		13,271,699

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,271,699)		13,271,699

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

October 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES —101.92%
(Cost: $582,288,007)	$627,773,422
Other Assets Less Liabilities — (1.92)%	(11,797,395)

NET ASSETS — 100.00%	$615,976,027

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.86%

ELECTRIC — 1.22%
OGE Energy Corp.	200,651	$11,553,485

		11,553,485
ENGINEERING & CONSTRUCTION — 0.15%
McDermott International Inc.[a,b]	130,328	1,395,813

		1,395,813
MACHINERY — 0.13%
Chart Industries Inc.[a,b]	16,924	1,198,050

		1,198,050
OIL & GAS — 79.47%
Anadarko Petroleum Corp.	311,869	21,459,706
Apache Corp.	249,778	20,669,130
Atwood Oceanics Inc.[a,b]	31,785	1,519,323
Berry Petroleum Co. Class A	27,082	1,042,928
Bill Barrett Corp.[a,b]	24,736	566,702
Cabot Oil & Gas Corp.	130,285	6,120,789
Carrizo Oil & Gas Inc.[a,b]	15,934	427,350
Cheniere Energy Inc.[a,b]	122,513	1,971,234
Chesapeake Energy Corp.	334,635	6,779,705
Chevron Corp.	1,236,154	136,236,532
Cimarex Energy Co.	52,046	2,975,990
Cobalt International Energy Inc.[a,b]	107,996	2,247,397
Comstock Resources Inc.[a,b]	21,172	362,465
Concho Resources Inc.[a]	65,965	5,680,906
ConocoPhillips	755,476	43,704,287
Continental Resources Inc.[a]	36,912	2,652,496
Denbury Resources Inc.[a]	228,537	3,503,472
Devon Energy Corp.	241,564	14,061,441
Diamond Offshore Drilling Inc.	48,331	3,346,438
Energen Corp.	41,509	1,936,395
Ensco PLC Class A	136,405	7,886,937
EOG Resources Inc.	169,614	19,758,335
EQT Corp.	90,880	5,510,054
EXCO Resources Inc.	79,404	643,172
Exxon Mobil Corp.	2,564,118	233,770,638
Forest Oil Corp.[a,b]	63,447	480,928
Gulfport Energy Corp.[a]	30,369	1,007,643
Helmerich & Payne Inc.	56,512	2,701,274
Hess Corp.	190,828	9,972,671
HollyFrontier Corp.	122,560	4,734,493

Security	Shares	Value

Kodiak Oil & Gas Corp.[a,b]	169,554	$1,566,679
Marathon Oil Corp.	455,976	13,706,639
Marathon Petroleum Corp.	213,339	11,718,711
McMoRan Exploration Co.[a,b]	54,632	651,760
Murphy Oil Corp.	118,997	7,139,820
Nabors Industries Ltd.[a]	162,952	2,198,223
Newfield Exploration Co.[a]	81,579	2,212,423
Noble Corp.	161,472	6,093,953
Noble Energy Inc.	114,719	10,899,452
Oasis Petroleum Inc.[a,b]	35,080	1,030,300
Occidental Petroleum Corp.	515,049	40,668,269
Patterson-UTI Energy Inc.	80,598	1,304,076
Phillips 66	390,346	18,408,717
Pioneer Natural Resources Co.	77,351	8,172,133
Plains Exploration & Production Co.[a]	82,151	2,929,505
QEP Resources Inc.	114,321	3,315,309
Range Resources Corp.	103,521	6,766,133
Rosetta Resources Inc.[a,b]	32,436	1,493,353
Rowan Companies PLC[a]	76,483	2,425,276
SandRidge Energy Inc.[a,b]	200,329	1,246,046
SM Energy Co.	40,611	2,189,745
Southwestern Energy Co.[a]	219,954	7,632,404
Swift Energy Co.[a,b]	24,085	402,460
Tesoro Corp.	83,375	3,144,071
Transocean Ltd.	218,103	9,965,126
Ultra Petroleum Corp.[a,b]	92,836	2,117,589
Unit Corp.[a,b]	29,886	1,205,900
Valero Energy Corp.	348,330	10,136,403
Whiting Petroleum Corp.[a,b]	69,391	2,915,810
WPX Energy Inc.[a]	106,310	1,800,891

		749,188,007
OIL & GAS SERVICES — 15.63%
Baker Hughes Inc.	267,230	11,215,643
Cameron International Corp.[a]	155,587	7,878,926
CARBO Ceramics Inc.[b]	9,716	718,498
Core Laboratories NV	31,370	3,251,814
Dresser-Rand Group Inc.[a,b]	44,760	2,306,483
Dril-Quip Inc.[a,b]	22,699	1,572,133
Exterran Holdings Inc.[a,b]	25,580	511,088
FMC Technologies Inc.[a]	151,780	6,207,802
Halliburton Co.	573,221	18,509,306
Helix Energy Solutions Group Inc.[a,b]	51,332	887,530

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

Key Energy Services Inc.[a]	91,746	$600,019
Lufkin Industries Inc.	19,050	952,691
National Oilwell Varco Inc.	264,429	19,488,417
Oceaneering International Inc.	69,021	3,611,869
Oil States International Inc.[a,b]	27,768	2,029,841
Schlumberger Ltd.	826,555	57,470,369
SEACOR Holdings Inc.[a]	34,904	3,061,430
Superior Energy Services Inc.[a,b]	85,224	1,732,604
Weatherford International Ltd.[a,b]	469,155	5,301,451

		147,307,914
PIPELINES — 2.91%
Kinder Morgan Inc.	400,184	13,890,387
Williams Companies Inc. (The)	386,296	13,516,497

		27,406,884
SEMICONDUCTORS — 0.09%
First Solar Inc.[a,b]	33,894	823,963

		823,963
TRANSPORTATION — 0.26%
Bristow Group Inc.	20,362	1,016,471
Tidewater Inc.	30,612	1,454,376

		2,470,847

TOTAL COMMON STOCKS
(Cost: $988,602,258)		941,344,963

SHORT-TERM INVESTMENTS — 2.78%

MONEY MARKET FUNDS — 2.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	24,173,494	24,173,494
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	1,725,746	1,725,746
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	325,397	325,397

		26,224,637

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,224,637)		26,224,637

Value

TOTAL INVESTMENTS IN SECURITIES — 102.64%
(Cost: $1,014,826,895)	$967,569,600
Other Assets, Less Liabilities — (2.64)%	(24,876,989)

NET ASSETS — 100.00%	$942,692,611

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.80%

BIOTECHNOLOGY — 15.48%
Acorda Therapeutics Inc.[a,b]	16,682	$399,534
Alexion Pharmaceuticals Inc.[a]	79,708	7,204,009
Amgen Inc.	318,248	27,542,773
ARIAD Pharmaceuticals Inc.[a]	68,501	1,476,197
Bio-Rad Laboratories Inc. Class Aa	8,317	842,928
Biogen Idec Inc.[a]	97,584	13,488,060
Celgene Corp.[a]	178,126	13,060,198
Charles River Laboratories International Inc.[a]	20,175	752,931
Cubist Pharmaceuticals Inc.[a,b]	26,443	1,134,405
Dendreon Corp.[a,b]	57,957	220,237
Gilead Sciences Inc.[a]	312,381	20,979,508
Illumina Inc.[a]	50,675	2,407,569
Incyte Corp.[a,b]	54,112	863,628
Life Technologies Corp.[a]	72,265	3,534,481
Myriad Genetics Inc.[a,b]	35,131	919,378
PDL BioPharma Inc.[b]	57,672	429,656
Regeneron Pharmaceuticals Inc.[a,b]	30,944	4,403,331
Seattle Genetics Inc.[a,b]	42,547	1,070,483
United Therapeutics Corp.[a]	19,898	908,742
Vertex Pharmaceuticals Inc.[a]	89,131	4,299,679

		105,937,727
COMMERCIAL SERVICES — 0.23%
HMS Holdings Corp.[a,b]	35,727	824,937
PAREXEL International Corp.[a,b]	24,735	759,117

		1,584,054
DISTRIBUTION & WHOLESALE — 0.11%
Owens & Minor Inc.[b]	26,193	745,715

		745,715
ELECTRONICS — 1.78%
Thermo Fisher Scientific Inc.	150,923	9,215,358
Waters Corp.[a,b]	36,137	2,956,368

		12,171,726
HEALTH CARE — PRODUCTS — 16.60%
Alere Inc.[a]	31,422	603,302
Baxter International Inc.	225,942	14,150,747
Becton, Dickinson and Co.	82,399	6,235,956
Boston Scientific Corp.[a]	584,929	3,006,535
C.R. Bard Inc.	32,137	3,091,258

Security	Shares	Value

CareFusion Corp.[a]	91,475	$2,429,576
Cepheid Inc.[a,b]	27,255	826,099
Cooper Companies Inc. (The)	19,805	1,900,884
Covidien PLC	198,221	10,892,244
Edwards Lifesciences Corp.[a]	47,796	4,150,127
Haemonetics Corp.[a,b]	10,611	866,919
Henry Schein Inc.[a,b]	36,498	2,692,822
Hill-Rom Holdings Inc.	25,741	723,065
Hologic Inc.[a,b]	109,022	2,248,034
Hospira Inc.[a]	68,179	2,092,413
IDEXX Laboratories Inc.[a,b]	22,674	2,181,239
Intuitive Surgical Inc.[a]	16,489	8,940,666
Masimo Corp.[a]	21,517	472,728
Medtronic Inc.	421,201	17,513,538
NuVasive Inc.[a,b]	17,780	256,388
PSS World Medical Inc.[a,b]	20,821	595,897
ResMed Inc.	58,520	2,337,289
Sirona Dental Systems Inc.[a]	22,933	1,313,144
St. Jude Medical Inc.	129,667	4,961,059
Steris Corp.	24,040	856,064
Stryker Corp.	119,385	6,279,651
TECHNE Corp.	14,327	965,067
Teleflex Inc.	16,865	1,145,977
Thoratec Corp.[a]	24,359	869,616
Varian Medical Systems Inc.[a]	45,634	3,046,526
Volcano Corp.[a,b]	22,160	634,219
West Pharmaceutical Services Inc.	14,082	758,597
Zimmer Holdings Inc.	72,167	4,633,843

		113,671,489
HEALTH CARE — SERVICES — 11.51%
Aetna Inc.	138,015	6,031,255
AMERIGROUP Corp.[a]	20,178	1,843,058
Brookdale Senior Living Inc.[a]	40,559	951,514
Centene Corp.[a]	21,393	812,506
Cigna Corp.	119,085	6,073,335
Community Health Systems Inc.[a]	37,630	1,031,815
Covance Inc.[a,b]	22,752	1,108,250
Coventry Health Care Inc.	55,144	2,406,484
DaVita Inc.[a]	35,192	3,959,804
HCA Holdings Inc.	67,151	1,907,760
Health Management Associates Inc. Class Aa	105,963	773,530
Health Net Inc.[a]	33,740	726,085

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

HealthSouth Corp.[a,b]	39,587	$876,060
Humana Inc.	66,795	4,960,865
Laboratory Corp. of America Holdings[a]	39,641	3,358,782
LifePoint Hospitals Inc.[a]	20,051	708,602
Magellan Health Services Inc.[a]	11,194	561,379
MEDNAX Inc.[a,b]	20,571	1,418,988
Quest Diagnostics Inc.	65,601	3,786,490
Tenet Healthcare Corp.[a]	43,045	1,015,862
UnitedHealth Group Inc.	426,397	23,878,232
Universal Health Services Inc. Class B	36,481	1,509,949
WellCare Health Plans Inc.[a]	17,864	850,326
WellPoint Inc.	134,258	8,227,330

		78,778,261
PHARMACEUTICALS — 54.09%
Abbott Laboratories	647,978	42,455,519
Align Technology Inc.[a,b]	29,627	787,486
Alkermes PLC[a]	50,353	933,041
Allergan Inc.	126,973	11,417,412
Auxilium Pharmaceuticals Inc.[a,b]	20,134	412,344
BioMarin Pharmaceutical Inc.[a,b]	51,116	1,893,337
Bristol-Myers Squibb Co.	693,254	23,050,695
DENTSPLY International Inc.	58,435	2,152,745
Eli Lilly and Co.	421,632	20,503,964
Endo Health Solutions Inc.[a]	48,141	1,379,721
Express Scripts Holding Co.[a]	334,751	20,600,576
Forest Laboratories Inc.[a]	96,384	3,249,105
Impax Laboratories Inc.[a,b]	26,360	560,150
Isis Pharmaceuticals Inc.[a,b]	41,620	360,013
Jazz Pharmaceuticals PLC[a]	19,289	1,036,398
Johnson & Johnson	1,138,391	80,620,851
Medicis Pharmaceutical Corp. Class A	24,725	1,073,312
Medivation Inc.[a]	30,486	1,558,444
Merck & Co. Inc.	1,257,547	57,381,870
Mylan Inc.[a]	167,731	4,250,303
Nektar Therapeutics[a,b]	47,196	424,764
Onyx Pharmaceuticals Inc.[a]	26,924	2,109,765
Patterson Companies Inc.	35,156	1,174,210
Perrigo Co.	36,318	4,176,933
Pfizer Inc.	3,084,176	76,703,457
Pharmacyclics Inc.[a,b]	20,552	1,255,111
Questcor Pharmaceuticals Inc.[b]	24,691	629,127
Salix Pharmaceuticals Ltd.[a,b]	20,671	806,996
Theravance Inc.[a,b]	27,984	629,920

Security	Shares	Value

ViroPharma Inc.[a]	28,439	$718,085
VIVUS Inc.[a,b]	41,523	618,693
Warner Chilcott PLC Class A	72,541	840,025
Watson Pharmaceuticals Inc.[a]	52,739	4,532,917

		370,297,289

TOTAL COMMON STOCKS
(Cost: $699,108,841)		683,186,261

SHORT-TERM INVESTMENTS — 3.84%

MONEY MARKET FUNDS — 3.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	23,737,072	23,737,072
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	1,694,590	1,694,590
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	846,284	846,284

		26,277,946

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,277,946)		26,277,946

TOTAL INVESTMENTS IN SECURITIES — 103.64%
(Cost: $725,386,787)		709,464,207
Other Assets, Less Liabilities — (3.64)%		(24,906,028)

NET ASSETS — 100.00%		$684,558,179

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.91%

COMMERCIAL SERVICES — 0.36%
Gartner Inc.[a]	67,693	$3,141,632
SAIC Inc.	207,763	2,283,315

		5,424,947
COMPUTERS — 41.36%
3D Systems Corp.[a],b	31,871	1,386,388
Apple Inc.	602,992	358,840,539
Brocade Communications Systems Inc.[a]	319,366	1,692,640
CACI International Inc. Class Aa,b	14,485	730,479
Cadence Design Systems Inc.[a],b	173,946	2,202,156
Cognizant Technology Solutions Corp. Class Aa	200,401	13,356,727
Computer Sciences Corp.	98,992	3,014,306
Dell Inc.	992,352	9,159,409
Diebold Inc.	49,351	1,468,192
DST Systems Inc.	23,821	1,358,750
Electronics For Imaging Inc.[a]	28,461	494,083
EMC Corp.[a]	1,404,260	34,292,029
Fortinet Inc.[a]	88,110	1,706,691
Hewlett-Packard Co.	1,293,315	17,912,413
Insight Enterprises Inc.[a],b	28,495	460,764
International Business Machines Corp.	681,856	132,641,448
j2 Global Inc.[b]	31,995	961,130
Lexmark International Inc. Class A	46,501	988,611
Mentor Graphics Corp.[a],b	60,658	941,412
MICROS Systems Inc.[a],b	55,610	2,524,138
NCR Corp.[a]	114,818	2,443,327
NetApp Inc.[a]	246,741	6,637,333
Riverbed Technology Inc.[a],b	99,141	1,831,134
SanDisk Corp.[a]	160,360	6,696,634
Seagate Technology PLC	249,863	6,826,257
Synaptics Inc.[a],b	25,798	597,482
Synopsys Inc.[a]	101,122	3,256,128
Teradata Corp.[a]	116,962	7,989,674
Unisys Corp.[a],b	23,775	405,364
Western Digital Corp.	154,205	5,278,437

		628,094,075
DISTRIBUTION & WHOLESALE — 0.10%
Ingram Micro Inc. Class Aa	99,826	1,517,355

		1,517,355

Security	Shares	Value

ELECTRONICS — 0.41%
Cymer Inc.[a],b	21,673	$1,727,121
Garmin Ltd.[b]	85,684	3,255,135
Tech Data Corp.[a]	29,409	1,303,113

		6,285,369
INTERNET — 11.31%
AOL Inc.[a]	68,787	2,361,458
Equinix Inc.[a],b	34,534	6,230,279
F5 Networks Inc.[a]	56,347	4,647,501
Facebook Inc. Class Aa	328,612	6,938,642
Google Inc. Class Aa	169,534	115,244,127
IAC/InterActiveCorp	63,764	3,082,989
Rackspace Hosting Inc.[a],b	78,037	4,970,176
Symantec Corp.[a]	476,535	8,668,172
TIBCO Software Inc.[a]	108,876	2,744,764
VeriSign Inc.[a]	120,266	4,458,261
Yahoo! Inc.[a]	742,181	12,476,063

		171,822,432
OFFICE & BUSINESS EQUIPMENT — 0.48%
Pitney Bowes Inc.[b]	115,243	1,654,889
Xerox Corp.	877,445	5,650,746

		7,305,635
SEMICONDUCTORS — 17.22%
Advanced Micro Devices Inc.[a],b	304,209	623,628
Altera Corp.	223,135	6,801,155
Analog Devices Inc.	208,594	8,158,111
Applied Materials Inc.	841,652	8,921,511
Atmel Corp.[a]	231,441	1,079,672
Broadcom Corp. Class Aa	330,251	10,414,465
Cabot Microelectronics Corp.	16,202	482,820
Cavium Inc.[a],b	29,204	968,989
Cirrus Logic Inc.[a],b	45,327	1,847,528
Cree Inc.[a],b	67,022	2,032,777
Cypress Semiconductor Corp.[a]	77,047	763,536
Fairchild Semiconductor International Inc.[a]	65,879	774,737
Hittite Microwave Corp.[a],b	19,323	1,094,455
Integrated Device Technology Inc.[a],b	42,986	233,844
Intel Corp.	3,304,814	71,466,603
International Rectifier Corp.[a],b	23,336	361,475
Intersil Corp. Class A	59,498	419,461
KLA-Tencor Corp.	120,273	5,595,100

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

Lam Research Corp.[a]	120,573	$4,268,284
Linear Technology Corp.	157,120	4,911,571
LSI Corp.[a]	350,727	2,402,480
Marvell Technology Group Ltd.	300,448	2,370,535
Maxim Integrated Products Inc.	212,482	5,848,567
Microchip Technology Inc.	141,268	4,428,752
Micron Technology Inc.[a]	639,963	3,471,799
Microsemi Corp.[a]	54,891	1,053,907
NVIDIA Corp.[a]	398,078	4,764,994
OmniVision Technologies Inc.[a],b	22,682	324,353
ON Semiconductor Corp.[a]	260,479	1,601,946
PMC-Sierra Inc.[a]	109,892	514,294
QLogic Corp.[a],b	62,688	588,013
QUALCOMM Inc.	1,140,565	66,808,595
Rovi Corp.[a]	56,715	767,354
Semtech Corp.[a],b	46,626	1,164,251
Silicon Laboratories Inc.[a],b	25,309	1,022,990
Skyworks Solutions Inc.[a]	131,467	3,076,328
Teradyne Inc.[a],b	122,555	1,791,754
Tessera Technologies Inc.	23,971	339,669
Texas Instruments Inc.	761,566	21,392,389
TriQuint Semiconductor Inc.[a]	74,338	349,389
Xilinx Inc.	187,425	6,140,043

		261,442,124
SOFTWARE — 21.64%
ACI Worldwide Inc.[a],b	28,281	1,105,787
Adobe Systems Inc.[a]	332,427	11,302,518
Advent Software Inc.[a],b	21,592	468,546
Akamai Technologies Inc.[a]	124,732	4,738,569
Allscripts Healthcare Solutions Inc.[a]	101,698	1,313,938
ANSYS Inc.[a],b	65,450	4,639,096
Aspen Technology Inc.[a],b	68,042	1,686,081
athenahealth Inc.[a],b	25,267	1,624,415
Autodesk Inc.[a]	146,383	4,660,835
BMC Software Inc.[a]	98,406	4,005,124
CA Inc.	246,675	5,555,121
Cerner Corp.[a]	102,607	7,817,627
Citrix Systems Inc.[a]	125,067	7,730,391
CommVault Systems Inc.[a],b	29,588	1,848,362
Compuware Corp.[a]	138,697	1,201,116
Concur Technologies Inc.[a],b	34,190	2,264,404
Fair Isaac Corp.	23,832	1,110,571
Informatica Corp.[a],b	69,266	1,879,879

Security	Shares	Value

Intuit Inc.	201,282	$11,960,177
JDA Software Group Inc.[a],b	26,504	1,010,863
Microsoft Corp.	4,779,457	136,381,806
Nuance Communications Inc.[a],b	159,548	3,551,539
Oracle Corp.	2,411,639	74,881,391
Parametric Technology Corp.[a]	75,560	1,524,801
Progress Software Corp.[a],b	35,086	691,896
QLIK Technologies Inc.[a],b	45,318	834,304
Quality Systems Inc.	21,094	368,090
Red Hat Inc.[a]	132,893	6,534,349
Salesforce.com Inc.[a]	87,551	12,780,695
SolarWinds Inc.[a]	43,427	2,196,972
Solera Holdings Inc.	44,359	2,076,445
Ultimate Software Group Inc. (The)[a],b	20,322	2,059,838
VeriFone Systems Inc.[a],b	69,872	2,071,006
VMware Inc. Class Aa	56,090	4,754,749

		328,631,301
TELECOMMUNICATIONS — 7.03%
Acme Packet Inc.[a]	28,736	475,294
ADTRAN Inc.[b]	36,562	617,532
Amdocs Ltd.	124,203	4,107,393
ARRIS Group Inc.[a],b	76,111	1,045,765
Aruba Networks Inc.[a],b	68,325	1,241,465
Ciena Corp.[a],b	52,440	650,780
Cisco Systems Inc.	3,524,036	60,401,977
Corning Inc.	989,888	11,631,184
EarthLink Inc.	88,451	560,779
Finisar Corp.[a],b	47,311	545,023
Harris Corp.	76,041	3,481,157
InterDigital Inc.[b]	24,997	952,136
JDS Uniphase Corp.[a]	138,474	1,341,813
Juniper Networks Inc.[a]	345,258	5,720,925
Motorola Solutions Inc.	195,260	10,091,037
Plantronics Inc.	28,008	908,580
Polycom Inc.[a]	92,163	923,473
RF Micro Devices Inc.[a]	111,613	492,213
Tellabs Inc.	176,030	514,008
ViaSat Inc.[a],b	26,700	1,037,028

		106,739,562

TOTAL COMMON STOCKS
(Cost: $1,571,841,020)		1,517,262,800

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.26%

MONEY MARKET FUNDS — 3.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d],e	44,604,949	$44,604,949
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d],e	3,184,348	3,184,348
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c],d	1,760,522	1,760,522

		49,549,819

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,549,819)		49,549,819

TOTAL INVESTMENTS IN SECURITIES — 103.17%
(Cost: $1,621,390,839)		1,566,812,619
Other Assets, Less Liabilities — (3.17)%		(48,072,301)

NET ASSETS — 100.00%		$1,518,740,318

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.99%

HOLDING COMPANIES — DIVERSIFIED — 4.31%
Leucadia National Corp.	1,211,949	$27,511,242

		27,511,242
TELECOMMUNICATIONS — 95.68%
AT&T Inc.	2,347,231	81,190,720
Atlantic Tele-Network Inc.	297,923	12,345,929
Cbeyond Inc.[a]	1,193,291	9,140,609
CenturyLink Inc.	1,191,076	45,713,497
Cincinnati Bell Inc.[a,b]	3,217,833	16,764,910
Consolidated Communications Holdings Inc.	845,506	13,054,613
Crown Castle International Corp.[a]	703,060	46,929,255
Frontier Communications Corp.[b]	5,927,510	27,977,847
General Communication Inc. Class Aa,b	1,192,060	10,418,604
Leap Wireless International Inc.[a,b]	1,914,302	10,222,373
Level 3 Communications Inc.[a,b]	1,064,993	21,832,356
MetroPCS Communications Inc.[a]	2,368,685	24,184,274
NII Holdings Inc.[a,b]	2,663,338	21,226,804
NTELOS Holdings Corp.	625,024	9,531,616
SBA Communications Corp. Class Aa,b	472,512	31,483,475
Shenandoah Telecommunications Co.	716,252	11,259,481
Sprint Nextel Corp.[a]	7,985,392	44,239,072
Telephone & Data Systems Inc.	904,971	22,506,629
tw telecom inc.[a]	1,014,844	25,848,077
United States Cellular Corp.[a,b]	350,739	12,973,836
USA Mobility Inc.	409,839	4,528,721
Verizon Communications Inc.	1,649,443	73,631,135
Vonage Holdings Corp.[a,b]	2,745,102	6,231,382
Windstream Corp.	2,899,793	27,664,025

		610,899,240

TOTAL COMMON STOCKS
(Cost: $671,204,060)		638,410,482

SHORT-TERM INVESTMENTS — 17.46%

MONEY MARKET FUNDS — 17.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	103,575,215	103,575,215

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	7,394,237	$7,394,237
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	524,358	524,358

		111,493,810

TOTAL SHORT-TERM INVESTMENTS
(Cost: $111,493,810)		111,493,810

TOTAL INVESTMENTS IN SECURITIES — 117.45%
(Cost: $782,697,870)		749,904,292
Other Assets, Less Liabilities — (17.45)%		(111,395,431)

NET ASSETS — 100.00%		$638,508,861

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.88%

ELECTRIC — 82.13%
AES Corp.	735,171	$7,682,537
ALLETE Inc.	40,922	1,703,174
Alliant Energy Corp.	131,516	5,878,765
Ameren Corp.	287,246	9,444,648
American Electric Power Co. Inc.	574,272	25,520,648
Avista Corp.	69,416	1,764,555
Black Hills Corp.	52,232	1,868,339
Calpine Corp.[a,b]	464,164	8,169,286
Cleco Corp.	71,766	3,096,703
CMS Energy Corp.	313,852	7,632,881
Consolidated Edison Inc.	346,889	20,945,158
Dominion Resources Inc.	679,034	35,839,414
DTE Energy Co.	203,522	12,638,716
Duke Energy Corp.	833,924	54,780,468
Edison International	385,919	18,115,038
El Paso Electric Co.	47,351	1,609,460
Entergy Corp.	210,072	15,247,026
Exelon Corp.	1,010,908	36,170,288
FirstEnergy Corp.	495,290	22,644,659
GenOn Energy Inc.[a,b]	913,600	2,347,952
Great Plains Energy Inc.	181,652	4,076,271
Hawaiian Electric Industries Inc.	114,753	2,969,808
IDACORP Inc.	59,284	2,651,180
Integrys Energy Group Inc.	92,363	4,991,296
ITC Holdings Corp.	61,067	4,862,155
National Fuel Gas Co.	98,750	5,204,125
NextEra Energy Inc.	500,682	35,077,781
Northeast Utilities	371,772	14,610,640
NorthWestern Corp.	43,929	1,573,097
NRG Energy Inc.	270,000	5,821,200
NV Energy Inc.	279,752	5,318,085
Pepco Holdings Inc.	271,288	5,390,493
PG&E Corp.	505,073	21,475,704
Pinnacle West Capital Corp.	129,762	6,873,493
PNM Resources Inc.	94,155	2,086,475
Portland General Electric Co.	89,276	2,446,162
PPL Corp.	687,811	20,345,449
Public Service Enterprise Group Inc.	599,239	19,199,618
SCANA Corp.	155,501	7,631,989
Southern Co. (The)	1,036,054	48,528,769

Security	Shares	Value

TECO Energy Inc.	241,479	$4,315,230
UIL Holdings Corp.	60,177	2,176,602
UNS Energy Corp.	48,778	2,079,894
Westar Energy Inc.	149,803	4,449,149
Wisconsin Energy Corp.	272,783	10,493,962
Xcel Energy Inc.	577,563	16,316,155

		554,064,497
GAS — 10.84%
AGL Resources Inc.	139,266	5,686,231
Atmos Energy Corp.	106,585	3,833,862
CenterPoint Energy Inc.	505,858	10,961,943
Laclede Group Inc. (The)	24,718	1,029,257
New Jersey Resources Corp.	49,160	2,185,654
NiSource Inc.	337,340	8,592,050
Northwest Natural Gas Co.	31,866	1,482,725
Piedmont Natural Gas Co.	85,195	2,715,165
Questar Corp.	208,414	4,218,299
Sempra Energy	266,254	18,571,216
South Jersey Industries Inc.	36,485	1,845,776
Southwest Gas Corp.	54,529	2,370,376
UGI Corp.	133,394	4,307,292
Vectren Corp.	96,996	2,868,172
WGL Holdings Inc.	60,962	2,424,459

		73,092,477
PIPELINES — 5.01%
ONEOK Inc.	243,006	11,494,184
Spectra Energy Corp.	773,189	22,321,966

		33,816,150
WATER — 1.90%
American Water Works Co. Inc.	208,942	7,676,529
Aqua America Inc.	165,760	4,208,646
California Water Service Group	49,592	913,485

		12,798,660

TOTAL COMMON STOCKS
(Cost: $661,691,018)		673,771,784

SHORT-TERM INVESTMENTS — 0.98%

MONEY MARKET FUNDS — 0.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	5,532,012	5,532,012

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	394,931	$394,931
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	685,654	685,654

		6,612,597

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,612,597)		6,612,597

TOTAL INVESTMENTS IN SECURITIES — 100.86%
(Cost: $668,303,615)		680,384,381
Other Assets, Less Liabilities — (0.86)%		(5,796,286)

NET ASSETS — 100.00%		$674,588,095

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.91%

AIRLINES — 11.52%
Alaska Air Group Inc.[a]	715,323	$27,353,952
Delta Air Lines Inc.[a]	864,364	8,323,825
JetBlue Airways Corp.[a],b	1,186,111	6,274,527
Southwest Airlines Co.	1,148,746	10,131,940
United Continental Holdings Inc.[a],b	687,876	13,214,098

		65,298,342
TRANSPORTATION — 83.56%
C.H. Robinson Worldwide Inc.	518,185	31,262,101
Con-way Inc.	769,641	22,404,250
CSX Corp.	897,044	18,362,491
Expeditors International of Washington Inc.	741,448	27,144,411
FedEx Corp.	539,569	49,634,952
J.B. Hunt Transport Services Inc.	475,235	27,896,294
Kansas City Southern Industries Inc.	573,006	46,104,063
Kirby Corp.[a]	387,500	22,273,500
Landstar System Inc.	548,241	27,768,407
Matson Inc.	1,049,313	22,297,901
Norfolk Southern Corp.	541,896	33,245,320
Overseas Shipholding Group Inc.[b]	7,483	8,381
Ryder System Inc.	612,491	27,635,594
Union Pacific Corp.	603,548	74,254,510
United Parcel Service Inc. Class B	592,960	43,434,320

		473,726,495
TRUCKING & LEASING — 4.83%
GATX Corp.	659,676	27,350,166

		27,350,166

TOTAL COMMON STOCKS
(Cost: $608,809,547)		566,375,003

SHORT-TERM INVESTMENTS — 3.54%

MONEY MARKET FUNDS — 3.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d],e	18,220,269	18,220,269
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d],e	1,300,745	1,300,745

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	562,655	$562,655

		20,083,669

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,083,669)		20,083,669

TOTAL INVESTMENTS IN SECURITIES — 103.45%
(Cost: $628,893,216)		586,458,672
Other Assets, Less Liabilities — (3.45)%		(19,555,027)

NET ASSETS — 100.00%		$566,903,645

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2012

	iShares Dow Jones U.S. Index Fund	iShares Dow Jones U.S. Energy Sector Index Fund	iShares Dow Jones U.S. Healthcare Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$566,619,354	$988,602,258	$699,108,841
Affiliated (Note 2)	15,668,653	26,224,637	26,277,946

Total cost of investments	$582,288,007	$1,014,826,895	$725,386,787

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$612,218,002	$941,344,963	$683,186,261
Affiliated (Note 2)	15,555,420	26,224,637	26,277,946

Total fair value of investments	627,773,422	967,569,600	709,464,207
Cash	449	—	—
Receivables:
Investment securities sold	—	8,171,052	—
Dividends and interest	700,015	968,459	793,978

Total Assets	628,473,886	976,709,111	710,258,185

LIABILITIES
Payables:
Investment securities purchased	—	7,591,551	—
Collateral for securities on loan (Note 5)	12,391,660	25,899,240	25,431,662
Capital shares redeemed	—	97,347	—
Investment advisory fees (Note 2)	106,199	428,362	268,344

Total Liabilities	12,497,859	34,016,500	25,700,006

NET ASSETS	$615,976,027	$942,692,611	$684,558,179

Net assets consist of:
Paid-in capital	$627,529,832	$1,056,342,612	$726,670,970
Undistributed net investment income	857,208	565,591	685,664
Accumulated net realized loss	(57,896,428)	(66,958,297)	(26,875,875)
Net unrealized appreciation (depreciation)	45,485,415	(47,257,295)	(15,922,580)

NET ASSETS	$615,976,027	$942,692,611	$684,558,179

Shares outstanding[b]	8,700,000	22,900,000	8,200,000

Net asset value per share	$70.80	$41.17	$83.48

[a]	Securities on loan with values of $12,073,732, $25,323,871 and $24,844,238, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2012

	iShares Dow Jones U.S. Technology Sector Index Fund	iShares Dow Jones U.S. Telecommunications Sector Index Fund	iShares Dow Jones U.S. Utilities Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,571,841,020	$671,204,060	$661,691,018
Affiliated (Note 2)	49,549,819	111,493,810	6,612,597

Total cost of investments	$1,621,390,839	$782,697,870	$668,303,615

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,517,262,800	$638,410,482	$673,771,784
Affiliated (Note 2)	49,549,819	111,493,810	6,612,597

Total fair value of investments	1,566,812,619	749,904,292	680,384,381
Cash	4,495	—	—
Receivables:
Investment securities sold	3,884,900	4,644,704	—
Dividends and interest	365,791	2,336,119	393,486

Total Assets	1,571,067,805	756,885,115	680,777,867

LIABILITIES
Payables:
Investment securities purchased	3,877,478	6,669,942	—
Collateral for securities on loan (Note 5)	47,789,297	110,969,452	5,926,943
Capital shares redeemed	—	477,204	—
Investment advisory fees (Note 2)	660,712	259,656	262,829

Total Liabilities	52,327,487	118,376,254	6,189,772

NET ASSETS	$1,518,740,318	$638,508,861	$674,588,095

Net assets consist of:
Paid-in capital	$1,532,885,973	$843,009,017	$702,623,511
Undistributed (distributions in excess of) net investment income	(6,652)	1,275,605	626,179
Undistributed net realized gain (accumulated net realized loss)	40,439,217	(172,982,183)	(40,742,361)
Net unrealized appreciation (depreciation)	(54,578,220)	(32,793,578)	12,080,766

NET ASSETS	$1,518,740,318	$638,508,861	$674,588,095

Shares outstanding[b]	21,600,000	26,150,000	7,450,000

Net asset value per share	$70.31	$24.42	$90.55

[a]	Securities on loan with values of $46,625,759, $107,606,489 and $5,761,301, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2012

iShares Dow Jones Transportation Average Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$608,809,547
Affiliated (Note 2)	20,083,669

Total cost of investments	$628,893,216

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$566,375,003
Affiliated (Note 2)	20,083,669

Total fair value of investments	586,458,672
Receivables:
Investment securities sold	22,157,904
Dividends and interest	295,184
Capital shares sold	5,096

Total Assets	608,916,856

LIABILITIES
Payables:
Investment securities purchased	22,271,417
Collateral for securities on loan (Note 5)	19,521,014
Investment advisory fees (Note 2)	220,780

Total Liabilities	42,013,211

NET ASSETS	$566,903,645

Net assets consist of:
Paid-in capital	$650,483,144
Undistributed net investment income	31,739
Accumulated net realized loss	(41,176,694)
Net unrealized depreciation	(42,434,544)

NET ASSETS	$566,903,645

Shares outstanding[b]	6,300,000

Net asset value per share	$89.98

[a]	Securities on loan with a value of $18,793,478. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2012

	iShares Dow Jones U.S. Index Fund	iShares Dow Jones U.S. Energy Sector Index Fund	iShares Dow Jones U.S. Healthcare Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$6,566,268	$10,634,907	$6,871,034
Dividends — affiliated (Note 2)	30,938	—	—
Interest — affiliated (Note 2)	325	454	319
Securities lending income — affiliated (Note 2)	70,792	218,641	44,418

Total investment income	6,668,323	10,854,002	6,915,771

EXPENSES
Investment advisory fees (Note 2)	624,030	2,238,771	1,468,081

Total expenses	624,030	2,238,771	1,468,081

Net investment income	6,044,293	8,615,231	5,447,690

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,025,009)	(1,121,233)	(4,305,594)
Investments — affiliated (Note 2)	(9,041)	—	—
In-kind redemptions — unaffiliated	15,650,693	31,728,219	8,273,337
In-kind redemptions — affiliated (Note 2)	17,716	—	—

Net realized gain	10,634,359	30,606,986	3,967,743

Net change in unrealized appreciation/depreciation	(8,162,632)	(22,835,645)	36,326,418

Net realized and unrealized gain	2,471,727	7,771,341	40,294,161

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,516,020	$16,386,572	$45,741,851

[a]	Net of foreign withholding tax of $2,381, $2,885 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2012

	iShares Dow Jones U.S. Technology Sector Index Fund	iShares Dow Jones U.S. Telecommunications Sector Index Fund	iShares Dow Jones U.S. Utilities Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$10,448,611	$7,960,874	$13,621,910
Interest — affiliated (Note 2)	703	268	360
Securities lending income — affiliated (Note 2)	111,175	665,243	3,503

Total investment income	10,560,489	8,626,385	13,625,773

EXPENSES
Investment advisory fees (Note 2)	3,833,020	1,318,862	1,617,962

Total expenses	3,833,020	1,318,862	1,617,962

Net investment income	6,727,469	7,307,523	12,007,811

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(24,187,808)	(5,533,742)	(5,558,938)
In-kind redemptions — unaffiliated	144,650,240	39,863,564	10,416,186

Net realized gain	120,462,432	34,329,822	4,857,248

Net change in unrealized appreciation/depreciation	(244,260,802)	22,360,461	18,918,090

Net realized and unrealized gain (loss)	(123,798,370)	56,690,283	23,775,338

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(117,070,901)	$63,997,806	$35,783,149

See notes to financial statements.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2012

iShares Dow Jones Transportation Average Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$4,080,732
Interest — affiliated (Note 2)	387
Securities lending income — affiliated (Note 2)	268,026

Total investment income	4,349,145

EXPENSES
Investment advisory fees (Note 2)	1,180,900

Total expenses	1,180,900

Net investment income	3,168,245

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(25,453,740)
In-kind redemptions — unaffiliated	11,678,285

Net realized loss	(13,775,455)

Net change in unrealized appreciation/depreciation	(3,065,802)

Net realized and unrealized loss	(16,841,257)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,673,012)

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Index Fund		iShares Dow Jones U.S. Energy Sector Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,044,293	$10,753,923	$8,615,231	$13,548,807
Net realized gain	10,634,359	41,391,309	30,606,986	34,005,795
Net change in unrealized appreciation/depreciation	(8,162,632)	(35,831,986)	(22,835,645)	(168,580,807)

Net increase (decrease) in net assets resulting from operations	8,516,020	16,313,246	16,386,572	(121,026,205)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,809,902)	(10,712,585)	(8,049,640)	(13,680,632)

Total distributions to shareholders	(5,809,902)	(10,712,585)	(8,049,640)	(13,680,632)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	149,686,659	266,888,839	178,147,801
Cost of shares redeemed	(54,630,058)	(164,359,589)	(258,166,798)	(295,016,978)

Net increase (decrease) in net assets from capital share transactions	(54,630,058)	(14,672,930)	8,722,041	(116,869,177)

INCREASE (DECREASE) IN NET ASSETS	(51,923,940)	(9,072,269)	17,058,973	(251,576,014)

NET ASSETS
Beginning of period	667,899,967	676,972,236	925,633,638	1,177,209,652

End of period	$615,976,027	$667,899,967	$942,692,611	$925,633,638

Undistributed net investment income included in net assets at end of period	$857,208	$622,817	$565,591	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	2,250,000	6,850,000	4,350,000
Shares redeemed	(800,000)	(2,550,000)	(6,500,000)	(7,400,000)

Net increase (decrease) in shares outstanding	(800,000)	(300,000)	350,000	(3,050,000)

See notes to financial statements.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Healthcare Sector Index Fund		iShares Dow Jones U.S. Technology Sector Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,447,690	$10,116,514	$6,727,469	$8,524,231
Net realized gain	3,967,743	8,635,364	120,462,432	82,520,871
Net change in unrealized appreciation/depreciation	36,326,418	16,220,731	(244,260,802)	48,205,769

Net increase (decrease) in net assets resulting from operations	45,741,851	34,972,609	(117,070,901)	139,250,871

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,288,738)	(10,079,614)	(6,734,121)	(9,079,791)

Total distributions to shareholders	(5,288,738)	(10,079,614)	(6,734,121)	(9,079,791)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	86,529,771	186,884,393	439,331,663	402,629,592
Cost of shares redeemed	(59,491,082)	(239,032,864)	(489,738,047)	(421,659,953)

Net increase (decrease) in net assets from capital share transactions	27,038,689	(52,148,471)	(50,406,384)	(19,030,361)

INCREASE (DECREASE) IN NET ASSETS	67,491,802	(27,255,476)	(174,211,406)	111,140,719

NET ASSETS
Beginning of period	617,066,377	644,321,853	1,692,951,724	1,581,811,005

End of period	$684,558,179	$617,066,377	$1,518,740,318	$1,692,951,724

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$685,664	$526,712	$(6,652)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,050,000	2,600,000	6,000,000	5,700,000
Shares redeemed	(750,000)	(3,450,000)	(6,750,000)	(6,500,000)

Net increase (decrease) in shares outstanding	300,000	(850,000)	(750,000)	(800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Telecommunications Sector Index Fund		iShares Dow Jones U.S. Utilities Sector Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,307,523	$16,973,996	$12,007,811	$21,661,595
Net realized gain	34,329,822	33,517,434	4,857,248	9,344,150
Net change in unrealized appreciation/depreciation	22,360,461	(119,395,155)	18,918,090	33,353,936

Net increase (decrease) in net assets resulting from operations	63,997,806	(68,903,725)	35,783,149	64,359,681

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,233,365)	(15,772,549)	(11,947,708)	(21,695,386)

Total distributions to shareholders	(7,233,365)	(15,772,549)	(11,947,708)	(21,695,386)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	349,053,701	384,093,649	57,134,789	256,871,314
Cost of shares redeemed	(237,341,673)	(516,220,459)	(58,961,114)	(157,934,341)

Net increase (decrease) in net assets from capital share transactions	111,712,028	(132,126,810)	(1,826,325)	98,936,973

INCREASE (DECREASE) IN NET ASSETS	168,476,469	(216,803,084)	22,009,116	141,601,268

NET ASSETS
Beginning of period	470,032,392	686,835,476	652,578,979	510,977,711

End of period	$638,508,861	$470,032,392	$674,588,095	$652,578,979

Undistributed net investment income included in net assets at end of period	$1,275,605	$1,201,447	$626,179	$566,076

SHARES ISSUED AND REDEEMED
Shares sold	14,700,000	16,600,000	650,000	3,100,000
Shares redeemed	(10,000,000)	(23,150,000)	(650,000)	(1,850,000)

Net increase (decrease) in shares outstanding	4,700,000	(6,550,000)	—	1,250,000

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones Transportation Average Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,168,245	$6,403,959
Net realized loss	(13,775,455)	(59,775,872)
Net change in unrealized appreciation/depreciation	(3,065,802)	(30,042,460)

Net decrease in net assets resulting from operations	(13,673,012)	(83,414,373)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,136,506)	(6,403,959)
Return of capital	—	(107,289)

Total distributions to shareholders	(3,136,506)	(6,511,248)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	768,363,631	2,406,724,043
Cost of shares redeemed	(697,285,043)	(2,422,349,354)

Net increase (decrease) in net assets from capital share transactions	71,078,588	(15,625,311)

INCREASE (DECREASE) IN NET ASSETS	54,269,070	(105,550,932)

NET ASSETS
Beginning of period	512,634,575	618,185,507

End of period	$566,903,645	$512,634,575

Undistributed net investment income included in net assets at end of period	$31,739	$—

SHARES ISSUED AND REDEEMED
Shares sold	8,450,000	26,050,000
Shares redeemed	(7,650,000)	(26,750,000)

Net increase (decrease) in shares outstanding	800,000	(700,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$70.31	$69.08	$59.50	$43.17	$67.74	$72.25

Income from investment operations:
Net investment income[a]	0.68	1.20	1.05	0.94	1.14	1.16
Net realized and unrealized gain (loss)[b]	0.47	1.22	9.59	16.34	(24.58)	(4.51)

Total from investment operations	1.15	2.42	10.64	17.28	(23.44)	(3.35)

Less distributions from:
Net investment income	(0.66)	(1.19)	(1.06)	(0.95)	(1.13)	(1.16)

Total distributions	(0.66)	(1.19)	(1.06)	(0.95)	(1.13)	(1.16)

Net asset value, end of period	$70.80	$70.31	$69.08	$59.50	$43.17	$67.74

Total return	1.65%[c]	3.71%	18.16%	40.33%	(34.80)%	(4.70)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$615,976	$667,900	$676,972	$597,931	$487,847	$579,188
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.94%	1.85%	1.75%	1.80%	2.27%	1.64%
Portfolio turnover rate[e]	4%	5%	5%	6%	7%	4%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Energy Sector Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009[a]	Year ended Apr. 30, 2008[a]
Net asset value, beginning of period	$41.05	$45.98	$34.64	$27.29	$47.57	$36.79

Income from investment operations:
Net investment income[b]	0.36	0.57	0.50	0.47	0.46	0.36
Net realized and unrealized gain (loss)[c]	0.11	(4.92)	11.35	7.36	(20.28)	10.79

Total from investment operations	0.47	(4.35)	11.85	7.83	(19.82)	11.15

Less distributions from:
Net investment income	(0.35)	(0.58)	(0.51)	(0.48)	(0.46)	(0.37)
Return of capital	—	—	—	—	—	(0.00)[d]

Total distributions	(0.35)	(0.58)	(0.51)	(0.48)	(0.46)	(0.37)

Net asset value, end of period	$41.17	$41.05	$45.98	$34.64	$27.29	$47.57

Total return	1.17%[e]	(9.41)%	34.71%	28.89%	(41.84)%	30.45%

Ratios/Supplemental data:
Net assets, end of period (000s)	$942,693	$925,634	$1,177,210	$744,713	$597,617	$1,198,857
Ratio of expenses to average net assets[f]	0.46%	0.47%	0.47%	0.48%	0.47%	0.48%
Ratio of net investment income to average net assets[f]	1.79%	1.41%	1.36%	1.48%	1.28%	0.84%
Portfolio turnover rate[g]	5%	8%	6%	8%	25%	2%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Sector Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$78.11	$73.64	$64.22	$49.35	$63.53	$71.20

Income from investment operations:
Net investment income[a]	0.70	1.20	1.04	0.87	0.95	0.76
Net realized and unrealized gain (loss)[b]	5.36	4.49	9.44	14.92	(14.20)	(7.55)

Total from investment operations	6.06	5.69	10.48	15.79	(13.25)	(6.79)

Less distributions from:
Net investment income	(0.69)	(1.22)	(1.06)	(0.92)	(0.93)	(0.88)

Total distributions	(0.69)	(1.22)	(1.06)	(0.92)	(0.93)	(0.88)

Net asset value, end of period	$83.48	$78.11	$73.64	$64.22	$49.35	$63.53

Total return	7.77%[c]	7.90%	16.59%	32.12%	(21.00)%	(9.63)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$684,558	$617,066	$644,322	$722,485	$658,785	$857,697
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.72%	1.67%	1.63%	1.46%	1.68%	1.10%
Portfolio turnover rate[e]	4%	7%	8%	4%	7%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Technology Sector Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$75.75	$68.33	$59.57	$41.61	$56.38	$56.66

Income from investment operations:
Net investment income[a]	0.30	0.40	0.26	0.23	0.23	0.13
Net realized and unrealized gain (loss)[b]	(5.45)	7.44	8.78	17.98	(14.76)	(0.25)

Total from investment operations	(5.15)	7.84	9.04	18.21	(14.53)	(0.12)

Less distributions from:
Net investment income	(0.29)	(0.42)	(0.28)	(0.25)	(0.24)	(0.13)
Return of capital	—	—	—	—	—	(0.03)

Total distributions	(0.29)	(0.42)	(0.28)	(0.25)	(0.24)	(0.16)

Net asset value, end of period	$70.31	$75.75	$68.33	$59.57	$41.61	$56.38

Total return	(6.82)%[c]	11.58%	15.24%	43.88%	(25.76)%	(0.23)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,518,740	$1,692,952	$1,581,811	$1,420,740	$826,010	$1,088,048
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	0.82%	0.60%	0.42%	0.44%	0.52%	0.21%
Portfolio turnover rate[e]	4%	6%	8%	4%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Telecommunications Sector Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$21.91	$24.53	$20.37	$17.20	$25.27	$31.70

Income from investment operations:
Net investment income[a]	0.30	0.63	0.58	0.73	0.74	0.58
Net realized and unrealized gain (loss)[b]	2.53	(2.66)	4.30	3.17	(8.10)	(6.38)

Total from investment operations	2.83	(2.03)	4.88	3.90	(7.36)	(5.80)

Less distributions from:
Net investment income	(0.32)	(0.59)	(0.72)	(0.73)	(0.71)	(0.63)

Total distributions	(0.32)	(0.59)	(0.72)	(0.73)	(0.71)	(0.63)

Net asset value, end of period	$24.42	$21.91	$24.53	$20.37	$17.20	$25.27

Total return	12.95%[c]	(8.20)%	24.48%	23.04%	(29.28)%	(18.57)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$638,509	$470,032	$686,835	$583,531	$531,481	$596,315
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.57%	2.81%	2.65%	3.90%	3.86%	1.92%
Portfolio turnover rate[e]	23%	25%	29%	28%	26%	35%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Utilities Sector Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$87.59	$82.42	$74.40	$61.49	$97.45	$101.03

Income from investment operations:
Net investment income[a]	1.56	2.93	2.89	2.72	2.70	2.41
Net realized and unrealized gain (loss)[b]	2.96	5.19	8.08	12.98	(36.08)	(3.56)

Total from investment operations	4.52	8.12	10.97	15.70	(33.38)	(1.15)

Less distributions from:
Net investment income	(1.56)	(2.95)	(2.95)	(2.79)	(2.58)	(2.43)

Total distributions	(1.56)	(2.95)	(2.95)	(2.79)	(2.58)	(2.43)

Net asset value, end of period	$90.55	$87.59	$82.42	$74.40	$61.49	$97.45

Total return	5.18%[c]	10.07%	15.18%	25.85%	(34.67)%	(1.09)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$674,588	$652,579	$510,978	$468,726	$405,856	$803,978
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	3.45%	3.48%	3.79%	3.87%	3.45%	2.46%
Portfolio turnover rate[e]	4%	6%	8%	6%	9%	7%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Transportation Average Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$93.21	$99.71	$84.23	$56.23	$92.45	$90.20

Income from investment operations:
Net investment income[a]	0.57	1.23	0.99	0.93	0.95	0.76
Net realized and unrealized gain (loss)[b]	(3.20)	(6.45)	15.55	28.02	(36.08)	2.35

Total from investment operations	(2.63)	(5.22)	16.54	28.95	(35.13)	3.11

Less distributions from:
Net investment income	(0.60)	(1.26)	(1.06)	(0.95)	(1.09)	(0.86)
Return of capital	—	(0.02)	—	—	—	—

Total distributions	(0.60)	(1.28)	(1.06)	(0.95)	(1.09)	(0.86)

Net asset value, end of period	$89.98	$93.21	$99.71	$84.23	$56.23	$92.45

Total return	(2.82)%[c]	(5.13)%	19.89%	51.90%	(38.06)%	3.49%

Ratios/Supplemental data:
Net assets, end of period (000s)	$566,904	$512,635	$618,186	$547,498	$261,450	$771,973
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	1.25%	1.35%	1.16%	1.33%	1.29%	0.86%
Portfolio turnover rate[e]	13%	25%	8%	12%	15%	9%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Dow Jones U.S.	Diversified
Dow Jones U.S. Energy Sector	Non-diversified
Dow Jones U.S. Healthcare Sector	Non-diversified
Dow Jones U.S. Technology Sector	Non-diversified
Dow Jones U.S. Telecommunications Sector	Non-diversified
Dow Jones U.S. Utilities Sector	Non-diversified
Dow Jones Transportation Average	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of October 31, 2012, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector and iShares Dow Jones Transportation Average Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

For its investment advisory services to the iShares Dow Jones U.S. Index Fund, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended October 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S.	$38,119
Dow Jones U.S. Energy Sector	117,730
Dow Jones U.S. Healthcare Sector	23,918
Dow Jones U.S. Technology Sector	59,864
Dow Jones U.S. Telecommunications Sector	358,208
Dow Jones U.S. Utilities Sector	1,886
Dow Jones Transportation Average	144,322

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended October 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones U.S.
BlackRock Inc.	4,610	1,181	(496)	5,295	$1,004,356	$13,098	$(3,186)
PNC Financial Services Group Inc. (The)	23,876	450	(2,340)	21,986	1,279,365	17,840	11,861

					$2,283,721	$30,938	$8,675

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S.	$27,197,143	$27,617,207
Dow Jones U.S. Energy Sector	50,191,792	49,951,845
Dow Jones U.S. Healthcare Sector	24,269,984	24,751,974
Dow Jones U.S. Technology Sector	60,397,205	60,891,860
Dow Jones U.S. Telecommunications Sector	131,377,916	129,883,570
Dow Jones U.S. Utilities Sector	25,961,836	25,655,382
Dow Jones Transportation Average	68,906,814	65,078,570

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S.	$–	$54,454,469
Dow Jones U.S. Energy Sector	265,949,816	257,435,333
Dow Jones U.S. Healthcare Sector	86,273,815	59,290,098
Dow Jones U.S. Technology Sector	438,505,106	488,553,718
Dow Jones U.S. Telecommunications Sector	342,515,683	231,518,014
Dow Jones U.S. Utilities Sector	56,895,943	58,735,286
Dow Jones Transportation Average	762,978,566	695,576,630

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Dow Jones U.S.	$4,196,507	$773,777	$—	$—	$—	$12,857,723	$29,445,888	$2,653,096	$49,926,991
Dow Jones U.S. Energy Sector	4,576,708	—	—	712,195	—	17,026,947	47,146,200	10,785,190	80,247,240
Dow Jones U.S. Healthcare Sector	2,234,228	—	519,297	3,188,912	2,321,632	1,325,798	8,036,854	2,243,166	19,869,887
Dow Jones U.S. Technology Sector	4,944,855	2,052,426	3,556,590	5,706,797	4,320,339	10,350,313	19,733,772	6,381,458	57,046,550
Dow Jones U.S. Telecommunications Sector	3,318,123	376,854	—	3,799,540	—	37,556,483	109,926,562	30,701,158	185,678,720
Dow Jones U.S. Utilities Sector	423,166	1,702,578	—	4,406,966	—	345,393	18,294,046	5,497,127	30,669,276
Dow Jones Transportation Average	630,808	2,986	1,535,209	781,024	—	10,444,516	3,834,866	4,851,034	22,080,443

[a]	Must be utilized prior to losses subject to expiration.

As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S.	$600,638,596	$106,601,742	$(79,466,916)	$27,134,826
Dow Jones U.S. Energy Sector	1,030,891,629	60,949,954	(124,271,983)	(63,322,029)
Dow Jones U.S. Healthcare Sector	736,360,518	55,605,282	(82,501,593)	(26,896,311)
Dow Jones U.S. Technology Sector	1,642,560,621	155,236,618	(230,984,620)	(75,748,002)
Dow Jones U.S. Telecommunications Sector	803,583,448	40,917,394	(94,596,550)	(53,679,156)
Dow Jones U.S. Utilities Sector	678,404,674	66,012,801	(64,033,094)	1,979,707
Dow Jones Transportation Average	630,860,565	6,854,049	(51,255,942)	(44,401,893)

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has reviewed the tax positions as of October 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

I.  iShares Dow Jones U.S. Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	71

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not

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Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II.  iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector, and iShares Dow Jones Transportation Average Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	75

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	77

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Dow Jones U.S.	$0.65105	$—	$0.00838	$0.65943	99%	—%	1%	100%
Dow Jones U.S. Telecommunications Sector	0.27880	—	0.03681	0.31561	88	—	12	100
Dow Jones U.S. Utilities Sector	1.55749	—	—	1.55749	100	—	—	100

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-41-1012

October 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares Dow Jones U.S. Basic Materials Sector Index Fund  |  IYM  |  NYSE Arca

iShares Dow Jones U.S. Consumer Goods Sector Index Fund  |  IYK  |  NYSE Arca

iShares Dow Jones U.S. Consumer Services Sector Index Fund  |  IYC  |  NYSE Arca

iShares Dow Jones U.S. Financial Sector Index Fund  |  IYF  |  NYSE Arca

iShares Dow Jones U.S. Industrial Sector Index Fund  |  IYJ  |  NYSE Arca

iShares Dow Jones U.S. Financial Services Index Fund  |  IYG  |  NYSE Arca

iShares Dow Jones U.S. Real Estate Index Fund  |  IYR  |  NYSE Arca

iShares MSCI KLD 400 Social Index Fund  |  DSI  |  NYSE Arca

iShares MSCI USA ESG Select Social Index Fund  |  KLD  |  NYSE Arca

iShares Cohen & Steers Realty Majors Index Fund  |  ICF  |  NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.75%	1.75%	2.27%	(1.33)%	(1.32)%	(0.90)%	9.42%	9.42%	9.99%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.75%	1.75%	2.27%	(6.49)%	(6.41)%	(4.43)%	146.13%	146.05%	159.03%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Basic Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials IndexSM (the “Index”). The Index measures the performance of the basic materials sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was (3.15)%, net of fees, while the total return for the Index was (2.93)%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Chemicals	60.68%
Mining	20.68
Iron & Steel	7.62
Coal	4.73
Forest Products & Paper	4.39
Household Products & Wares	0.73
Metal Fabricate & Hardware	0.40
Manufacturing	0.36
Environmental Control	0.16
Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

E.I. du Pont de Nemours and Co.	9.21%
Freeport-McMoRan Copper & Gold Inc.	8.21
Dow Chemical Co. (The)	7.80
Praxair Inc.	7.04
Newmont Mining Corp.	6.02
LyondellBasell Industries NV Class A	4.03
PPG Industries Inc.	3.97
Air Products and Chemicals Inc.	3.65
International Paper Co.	3.48
Mosaic Co. (The)	3.22

TOTAL	56.63%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.35%	12.40%	12.92%	4.98%	5.05%	5.45%	8.04%	8.07%	8.59%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.35%	12.40%	12.92%	27.52%	27.91%	30.40%	116.72%	117.24%	128.01%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Consumer Goods Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Goods IndexSM (the “Index”). The Index measures the performance of the consumer goods sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 1.54%, net of fees, while the total return for the Index was 1.80%.

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Beverages	19.84%
Agriculture	17.41
Cosmetics & Personal Care	16.58
Food	13.68
Apparel	6.41
Auto Manufacturers	4.11
Household Products & Wares	3.77
Auto Parts & Equipment	3.08
Chemicals	2.94
Home Builders	2.03
Distribution & Wholesale	1.45
Pharmaceuticals	1.17
Leisure Time	1.16
Toys, Games & Hobbies	1.07
Hand & Machine Tools	1.03
Other*	4.00
Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Procter & Gamble Co. (The)	12.21%
Philip Morris International Inc.	9.56
Coca-Cola Co. (The)	9.22
PepsiCo Inc.	6.90
Altria Group Inc.	4.14
Mondelez International Inc.	3.02
Colgate-Palmolive Co.	3.00
Monsanto Co.	2.94
Ford Motor Co.	2.72
Nike Inc. Class B	2.15

TOTAL	55.86%

*	Other includes sectors which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.37%	22.41%	22.92%	5.94%	6.02%	6.35%	7.75%	7.75%	8.22%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.37%	22.41%	22.92%	33.46%	33.97%	36.08%	110.97%	111.04%	120.40%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Consumer Services Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Services IndexSM (the “Index”). The Index measures the performance of the consumer services sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 4.69%, net of fees, while the total return for the Index was 4.91%.

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Retail	47.88%
Media	25.62
Internet	10.27
Lodging	3.13
Food	3.06
Pharmaceuticals	2.67
Commercial Services	1.86
Airlines	1.40
Leisure Time	1.27
Entertainment	1.25
Advertising	1.00
Other*	0.54
Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Wal-Mart Stores Inc.	6.54%
Comcast Corp. Class A	5.21
Home Depot Inc. (The)	4.80
Walt Disney Co. (The)	4.57
McDonald’s Corp.	4.54
Amazon.com Inc.	4.37
CVS Caremark Corp.	3.06
eBay Inc.	2.91
News Corp. Class A NVS	2.53
Costco Wholesale Corp.	2.21

TOTAL	40.74%

*	Other includes sectors which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.98%	19.89%	20.50%	(9.54)%	(9.52)%	(9.26)%	0.40%	0.38%	0.83%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.98%	19.89%	20.50%	(39.42)%	(39.37)%	(38.48)%	4.07%	3.87%	8.63%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Financial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financials IndexSM (the “Index”). The Index measures the performance of the financial sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 3.22%, net of fees, while the total return for the Index was 3.47%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Banks	38.50%
Insurance	23.96
Real Estate Investment Trusts	19.62
Diversified Financial Services	13.01
Commercial Services	2.97
Savings & Loans	0.91
Real Estate	0.63
Software	0.13
Lodging	0.08
Retail	0.08
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Wells Fargo & Co.	6.52%
Berkshire Hathaway Inc. Class B	6.24
J.P. Morgan Chase & Co.	6.23
Citigroup Inc.	4.32
Bank of America Corp.	3.95
Visa Inc. Class A	2.86
U.S. Bancorp	2.48
American Express Co.	2.17
Goldman Sachs Group Inc. (The)	2.17
MasterCard Inc. Class A	1.95

TOTAL	38.89%

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.72%	13.79%	14.25%	0.12%	0.17%	0.52%	8.31%	8.30%	8.84%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.72%	13.79%	14.25%	0.61%	0.84%	2.64%	122.12%	122.03%	133.31%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Industrial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrials IndexSM (the “Index”). The Index measures the performance of the industrials sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 0.30%, net of fees, while the total return for the Index was 0.51%.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Manufacturing	24.84%
Aerospace & Defense	13.14
Transportation	12.74
Machinery	9.89
Electronics	7.35
Commercial Services	6.99
Electrical Components & Equipment	3.45
Computers	2.52
Environmental Control	2.35
Packaging & Containers	2.02
Chemicals	1.93
Distribution & Wholesale	1.86
Metal Fabricate & Hardware	1.86
Engineering & Construction	1.78
Building Materials	1.59
Software	1.16
Auto Manufacturers	1.06
Other*	3.24
Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

General Electric Co.	12.17%
United Technologies Corp.	3.59
Union Pacific Corp.	3.19
3M Co.	3.05
Caterpillar Inc.	3.03
United Parcel Service Inc. Class B	2.88
Honeywell International Inc.	2.61
Boeing Co. (The)	2.61
Accenture PLC Class A	2.34
Emerson Electric Co.	1.93

TOTAL	37.40%

*	Other includes sectors which individually represent less than 1% of net assets.

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.46%	23.46%	24.03%	(12.48)%	(12.48)%	(12.23)%	(1.50)%	(1.50)%	(1.08)%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.46%	23.46%	24.03%	(48.66)%	(48.65)%	(47.92)%	(14.01)%	(14.03)%	(10.31)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Financial Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services IndexSM (the “Index”). The Index measures the performance of the financial services sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 3.35%, net of fees, while the total return for the Index was 3.59%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Banks	68.93%
Diversified Financial Services	23.31
Commercial Services	5.32
Savings & Loans	1.63
Insurance	0.32
Software	0.23
Retail	0.15
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Wells Fargo & Co.	11.67%
J.P. Morgan Chase & Co.	11.17
Citigroup Inc.	7.73
Bank of America Corp.	7.08
Visa Inc. Class A	5.12
U.S. Bancorp	4.44
American Express Co.	3.89
Goldman Sachs Group Inc. (The)	3.89
MasterCard Inc. Class A	3.49
Capital One Financial Corp.	2.47

TOTAL	60.95%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.71%	15.74%	16.26%	0.89%	0.94%	1.23%	10.50%	10.50%	10.93%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.71%	15.74%	16.26%	4.54%	4.78%	6.33%	171.34%	171.38%	182.13%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Real Estate Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate IndexSM (the “Index”). The Index measures the performance of the real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 1.86%, net of fees, while the total return for the Index was 2.09%.

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

REITs — Diversified	18.40%
REITs — Regional Malls	14.04
REITs — Apartments	13.45
REITs — Health Care	12.04
REITs — Office Property	9.56
REITs — Mortgage	9.21
REITs — Shopping Centers	5.00
REITs — Storage	4.85
REITs — Warehouse/Industrial	3.69
REITs — Hotels	3.56
REITs — Outlet Centers	2.03
Real Estate Management/Services	1.72
Real Estate Operating/Development	1.39
Other*	0.89
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Simon Property Group Inc.	8.92%
American Tower Corp.	5.76
Public Storage	3.87
HCP Inc.	3.87
Ventas Inc.	3.61
Equity Residential	3.35
Boston Properties Inc.	3.11
Prologis Inc.	3.06
Annaly Capital Management Inc.	3.05
Health Care REIT Inc.	2.94

TOTAL	41.54%

*	Other includes sectors which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.58%	11.51%	12.15%	(0.04)%	(0.04)%	0.45%	1.70%	1.70%	2.21%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.58%	11.51%	12.15%	(0.20)%	(0.19)%	2.26%	10.60%	10.60%	13.91%

Total returns for the period since inception are calculated from the inception date of the Fund (11/14/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/17/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI KLD 400 Social Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI KLD 400 Social Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the equity performance of U.S. companies that have positive environmental, social, and governance (ESG) characteristics. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was (0.13)%, net of fees, while the total return for the Index was 0.11%.

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	26.01%
Technology	16.58
Financial	14.11
Consumer Cyclical	12.86
Communications	11.27
Industrial	8.98
Energy	5.41
Basic Materials	2.59
Utilities	1.97
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Microsoft Corp.	3.83%
International Business Machines Corp.	3.78
Johnson & Johnson	3.45
Procter & Gamble Co. (The)	3.37
Google Inc. Class A	3.14
Merck & Co. Inc.	2.46
Intel Corp.	1.93
PepsiCo Inc.	1.92
Abbott Laboratories	1.83
QUALCOMM Inc.	1.78

TOTAL	27.49%

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.57%	7.60%	8.16%	(0.18)%	(0.17)%	0.30%	3.74%	3.75%	4.26%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.57%	7.60%	8.16%	(0.92)%	(0.83)%	1.50%	33.04%	33.07%	38.31%

Total returns for the period since inception are calculated from the inception date of the Fund (1/24/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/28/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI USA ESG Select Social Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA ESG Select Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure equity performance of U.S. companies that have positive environmental, social and governance (ESG) characteristics, while exhibiting risk and return characteristics similar to the MSCI USA IndexSM. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was (3.06)%, net of fees, while the total return for the Index was (2.78)%.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	20.07%
Technology	18.78
Financial	18.02
Consumer Cyclical	12.41
Industrial	11.36
Energy	8.31
Communications	4.28
Utilities	4.16
Basic Materials	2.51
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Apple Inc.	3.76%
International Business Machines Corp.	3.54
Starbucks Corp.	2.60
Spectra Energy Corp.	2.45
Procter & Gamble Co. (The)	2.36
Eaton Corp.	2.29
Nike Inc. Class B	2.17
NextEra Energy Inc.	2.09
American Express Co.	1.94
Marsh & McLennan Companies Inc.	1.87

TOTAL	25.07%

FUND PERFORMANCE OVERVIEWS	19

Fund Performance Overview

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.42%	12.40%	12.78%	0.07%	0.08%	0.20%	11.52%	11.51%	11.92%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Ten Years Ended 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.42%	12.40%	12.78%	0.36%	0.41%	1.02%	197.61%	197.27%	208.32%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Cohen & Steers Realty Majors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Index”). The Index consists of selected real estate investment trusts (REITs). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was (0.89)%, net of fees, while the total return for the Index was (0.75)%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

REITs — Health Care	19.02%
REITs — Apartments	18.34
REITs — Regional Malls	16.55
REITs — Office Property	12.44
REITs — Diversified	9.05
REITs — Shopping Centers	7.99
REITs — Storage	7.11
REITs — Warehouse/Industrial	5.69
REITs — Hotels	3.74
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Simon Property Group Inc.	7.90%
Public Storage	7.11
HCP Inc.	7.04
Ventas Inc.	6.59
Equity Residential	6.22
Boston Properties Inc.	5.74
Prologis Inc.	5.69
Health Care REIT Inc.	5.39
Vornado Realty Trust	4.89
AvalonBay Communities Inc.	4.66

TOTAL	61.23%

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Dow Jones U.S. Basic Materials Sector
Actual	$1,000.00	$968.50	0.46%	$2.28
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones U.S. Consumer Goods Sector
Actual	1,000.00	1,015.40	0.46	2.34
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones U.S. Consumer Services Sector
Actual	1,000.00	1,046.90	0.46	2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones U.S. Financial Sector
Actual	1,000.00	1,032.20	0.46	2.36
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35

SHAREHOLDER EXPENSES	21

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Dow Jones U.S. Industrial Sector
Actual	$1,000.00	$1,003.00	0.46%	$2.32
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones U.S. Financial Services
Actual	1,000.00	1,033.50	0.46	2.36
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones U.S. Real Estate
Actual	1,000.00	1,018.60	0.46	2.34
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
MSCI KLD 400 Social
Actual	1,000.00	998.70	0.50	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
MSCI USA ESG Select Social
Actual	1,000.00	969.40	0.50	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
Cohen & Steers Realty Majors
Actual	1,000.00	991.10	0.35	1.76
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.75%

CHEMICALS — 60.68%
A. Schulman Inc.	31,070	$797,256
Air Products and Chemicals Inc.	222,724	17,267,792
Airgas Inc.	72,983	6,493,298
Albemarle Corp.	94,209	5,191,858
Ashland Inc.	76,893	5,470,937
Cabot Corp.	62,599	2,238,540
Celanese Corp. Series A	167,602	6,367,200
CF Industries Holdings Inc.	65,948	13,531,870
Chemtura Corp.[a]	103,567	1,649,822
Cytec Industries Inc.	48,481	3,336,462
Dow Chemical Co. (The)	1,260,543	36,933,910
E.I. du Pont de Nemours and Co.	978,860	43,578,847
Eastman Chemical Co.	160,788	9,525,081
FMC Corp.	144,547	7,736,156
H.B. Fuller Co.	52,456	1,594,662
Huntsman Corp.	205,023	3,083,546
International Flavors & Fragrances Inc.	85,768	5,542,328
Intrepid Potash Inc.[a,b]	55,969	1,216,206
LyondellBasell Industries NV Class A	356,898	19,054,784
Minerals Technologies Inc.	18,541	1,328,648
Mosaic Co. (The)	290,927	15,227,119
NewMarket Corp.	11,293	3,063,904
Olin Corp.	84,288	1,748,133
PPG Industries Inc.	160,641	18,807,848
Praxair Inc.	313,710	33,319,139
Rockwood Holdings Inc.	81,604	3,745,624
RPM International Inc.	138,837	3,701,395
Sensient Technologies Corp.	52,488	1,909,514
Sigma-Aldrich Corp.	127,108	8,915,355
W.R. Grace & Co.[a,b]	74,026	4,749,508

		287,126,742
COAL — 4.73%
Alpha Natural Resources Inc.[a]	231,965	1,987,940
Arch Coal Inc.	223,755	1,781,090
CONSOL Energy Inc.	239,346	8,415,405
Peabody Energy Corp.	282,460	7,880,634
Walter Energy Inc.	65,785	2,299,844

		22,364,913

Security	Shares	Value

ENVIRONMENTAL CONTROL — 0.16%
Calgon Carbon Corp.[a,b]	60,145	$745,196

		745,196
FOREST PRODUCTS & PAPER — 4.39%
Domtar Corp.	37,801	3,014,630
International Paper Co.	460,087	16,484,917
Resolute Forest Products Inc.[a,b]	104,213	1,271,399

		20,770,946
HOUSEHOLD PRODUCTS & WARES — 0.73%
Avery Dennison Corp.	106,805	3,458,346

		3,458,346
IRON & STEEL — 7.62%
Allegheny Technologies Inc.	112,819	2,972,781
Carpenter Technology Corp.	46,501	2,260,414
Cliffs Natural Resources Inc.	149,991	5,440,173
Commercial Metals Co.	122,099	1,680,082
Nucor Corp.	333,928	13,400,531
Reliance Steel & Aluminum Co.	79,248	4,306,336
Steel Dynamics Inc.	230,711	2,918,494
United States Steel Corp.[b]	151,877	3,096,772

		36,075,583
MANUFACTURING — 0.36%
Polypore International Inc.[a,b]	48,999	1,728,685

		1,728,685
METAL FABRICATE & HARDWARE — 0.40%
RTI International Metals Inc.[a,b]	32,065	730,761
Worthington Industries Inc.	54,640	1,181,317

		1,912,078
MINING — 20.68%
Alcoa Inc.	1,121,949	9,615,103
Allied Nevada Gold Corp.[a,b]	86,108	3,179,107
Coeur d’Alene Mines Corp.[a]	94,643	2,925,415
Compass Minerals International Inc.	34,851	2,748,001
Freeport-McMoRan Copper & Gold Inc.	998,716	38,830,078
Hecla Mining Co.	300,080	1,974,527
Kaiser Aluminum Corp.[b]	17,580	1,064,996
Molycorp Inc.[a,b]	89,833	934,263
Newmont Mining Corp.	522,020	28,476,191
Royal Gold Inc.	67,444	5,940,468
Stillwater Mining Co.[a,b]	121,753	1,267,449

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

Titanium Metals Corp.	77,282	$904,972

		97,860,570

TOTAL COMMON STOCKS
(Cost: $629,952,011)		472,043,059

SHORT-TERM INVESTMENTS — 3.51%

MONEY MARKET FUNDS — 3.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	14,929,384	14,929,384
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	1,065,809	1,065,809
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	610,953	610,953

		16,606,146

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,606,146)		16,606,146

TOTAL INVESTMENTS IN SECURITIES — 103.26%
(Cost: $646,558,157)		488,649,205
Other Assets, Less Liabilities — (3.26)%		(15,438,703)

NET ASSETS — 100.00%		$473,210,502

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.73%

AGRICULTURE — 17.41%
Altria Group Inc.	497,746	$15,828,323
Archer-Daniels-Midland Co.	161,364	4,331,010
Bunge Ltd.[a]	35,773	2,540,956
Lorillard Inc.	31,955	3,707,099
Philip Morris International Inc.	412,768	36,554,734
Reynolds American Inc.	80,254	3,341,777
Universal Corp.	5,700	282,492

		66,586,391
APPAREL — 6.41%
Carter’s Inc.[b]	12,433	672,128
Coach Inc.	69,774	3,910,833
Crocs Inc.[b]	22,071	278,094
Deckers Outdoor Corp.[a,b]	9,102	260,590
Hanesbrands Inc.[b]	23,993	803,046
Iconix Brand Group Inc.[a,b]	16,755	310,135
Jones Group Inc. (The)	18,734	221,248
Michael Kors Holdings Ltd.[b]	27,848	1,523,007
Nike Inc. Class B	90,013	8,225,388
Ralph Lauren Corp.	14,959	2,299,049
Steven Madden Ltd.[a,b]	10,022	430,144
Under Armour Inc. Class Aa,b	18,858	985,519
VF Corp.	21,518	3,367,137
Warnaco Group Inc. (The)[a,b]	9,984	704,671
Wolverine World Wide Inc.	12,006	502,691

		24,493,680
AUTO MANUFACTURERS — 4.11%
Ford Motor Co.	933,827	10,421,509
General Motors Co.[b]	187,990	4,793,745
Tesla Motors Inc.[a,b]	17,382	488,956

		15,704,210
AUTO PARTS & EQUIPMENT — 3.08%
BorgWarner Inc.[b]	28,046	1,845,988
Cooper Tire & Rubber Co.	15,453	311,069
Dana Holding Corp.	36,345	478,300
Goodyear Tire & Rubber Co. (The)[b]	60,169	686,528
Johnson Controls Inc.	167,546	4,314,310
Lear Corp.	24,449	1,041,527
Tenneco Inc.[a,b]	14,871	454,309
TRW Automotive Holdings Corp.[b]	24,872	1,156,797

Security	Shares	Value

Visteon Corp.[b]	12,933	$570,345
WABCO Holdings Inc.[b]	15,701	919,608

		11,778,781
BEVERAGES — 19.84%
Beam Inc.	38,798	2,155,617
Brown-Forman Corp. Class B NVS	37,095	2,376,306
Coca-Cola Co. (The)	948,018	35,247,309
Coca-Cola Enterprises Inc.	67,831	2,132,607
Constellation Brands Inc. Class Ab	35,934	1,269,908
Dr Pepper Snapple Group Inc.	51,583	2,210,331
Green Mountain Coffee Roasters Inc.[a,b]	31,441	759,615
Molson Coors Brewing Co. Class B NVS	38,166	1,646,481
Monster Beverage Corp.[b]	37,609	1,679,994
PepsiCo Inc.	381,069	26,385,217

		75,863,385
CHEMICALS — 2.94%
Monsanto Co.	130,492	11,231,446

		11,231,446
COSMETICS & PERSONAL CARE — 16.58%
Avon Products Inc.	105,928	1,640,825
Colgate-Palmolive Co.	109,135	11,454,810
Estee Lauder Companies Inc. (The) Class A	58,741	3,619,620
Procter & Gamble Co. (The)	674,420	46,696,841

		63,412,096
DISTRIBUTION & WHOLESALE — 1.45%
Fossil Inc.[b]	13,368	1,164,353
Genuine Parts Co.	37,990	2,377,414
LKQ Corp.[a,b]	72,787	1,520,520
Pool Corp.	11,473	483,243

		5,545,530
ELECTRICAL COMPONENTS & EQUIPMENT — 0.30%
Energizer Holdings Inc.	15,723	1,147,307

		1,147,307
ELECTRONICS — 0.16%
Gentex Corp.	35,550	612,171

		612,171
ENVIRONMENTAL CONTROL — 0.13%
Darling International Inc.[a,b]	28,941	478,395

		478,395

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

FOOD — 13.68%
Campbell Soup Co.	44,192	$1,558,652
ConAgra Foods Inc.	99,423	2,767,936
Dean Foods Co.[b]	45,117	759,770
Flowers Foods Inc.	28,293	557,089
Fresh Del Monte Produce Inc.[a]	9,267	233,251
General Mills Inc.	158,726	6,361,738
H.J. Heinz Co.	78,465	4,512,522
Hain Celestial Group Inc.[a,b]	11,055	638,979
Hershey Co. (The)	37,138	2,556,951
Hillshire Brands Co.	29,209	759,726
Hormel Foods Corp.	32,680	965,041
Ingredion Inc.	18,596	1,142,910
J.M. Smucker Co. (The)	26,814	2,296,351
Kellogg Co.	60,418	3,161,070
Kraft Foods Group Inc.[b]	144,831	6,586,914
Lancaster Colony Corp.	4,760	346,433
McCormick & Co. Inc. NVS	32,508	2,003,143
Mondelez International Inc. Class A	434,521	11,532,187
Post Holdings Inc.[a,b]	7,984	251,895
Ralcorp Holdings Inc.[b]	13,436	969,945
Smithfield Foods Inc.[a,b]	33,066	676,861
TreeHouse Foods Inc.[a,b]	8,887	475,899
Tyson Foods Inc. Class A	70,675	1,188,047

		52,303,310
HAND & MACHINE TOOLS — 1.03%
Snap-on Inc.	14,188	1,097,158
Stanley Black & Decker Inc.	41,152	2,851,834

		3,948,992
HOME BUILDERS — 2.03%
D.R. Horton Inc.	67,820	1,421,507
Lennar Corp. Class A	39,749	1,489,395
M.D.C. Holdings Inc.	9,436	360,833
NVR Inc.[a,b]	1,181	1,067,317
PulteGroup Inc.[b]	82,821	1,436,116
Ryland Group Inc. (The)	10,992	372,299
Thor Industries Inc.	10,718	407,606
Toll Brothers Inc.[a,b]	36,546	1,206,383

		7,761,456
HOME FURNISHINGS — 0.85%
Harman International Industries Inc.	16,508	692,181
Tempur-Pedic International Inc.[b]	14,627	386,738

Security	Shares	Value

TiVo Inc.[a,b]	30,662	$311,219
Whirlpool Corp.	19,022	1,858,069

		3,248,207
HOUSEHOLD PRODUCTS & WARES — 3.77%
Church & Dwight Co. Inc.	34,129	1,732,388
Clorox Co. (The)	31,751	2,295,597
Jarden Corp.	18,437	918,162
Kimberly-Clark Corp.	96,686	8,068,447
Scotts Miracle-Gro Co. (The) Class A	9,464	405,154
Tupperware Brands Corp.	13,656	807,070
WD-40 Co.	3,664	175,359

		14,402,177
HOUSEWARES — 0.38%
Newell Rubbermaid Inc.	70,831	1,461,952

		1,461,952
LEISURE TIME — 1.16%
Brunswick Corp.	21,998	518,933
Harley-Davidson Inc.	55,827	2,610,471
Polaris Industries Inc.	15,551	1,314,059

		4,443,463
MACHINERY — 0.21%
Briggs & Stratton Corp.	11,822	233,484
Middleby Corp. (The)[a,b]	4,581	572,396

		805,880
MANUFACTURING — 0.24%
Leggett & Platt Inc.	34,249	908,626

		908,626
OFFICE FURNISHINGS — 0.15%
Herman Miller Inc.	14,405	279,313
HNI Corp.	11,144	306,683

		585,996
PHARMACEUTICALS — 1.17%
Herbalife Ltd.[a]	27,305	1,402,112
Mead Johnson Nutrition Co. Class A	49,857	3,074,182

		4,476,294
RETAIL — 0.66%
Nu Skin Enterprises Inc. Class A	13,237	626,507
PVH Corp.	17,306	1,903,487

		2,529,994

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

SOFTWARE — 0.61%
Activision Blizzard Inc.	103,134	$1,123,129
Electronic Arts Inc.[b]	77,651	958,990
Take-Two Interactive Software Inc.[a,b]	22,292	248,556

		2,330,675
TEXTILES — 0.31%
Mohawk Industries Inc.[b]	14,150	1,181,100

		1,181,100
TOYS, GAMES & HOBBIES — 1.07%
Hasbro Inc.	28,263	1,017,185
Mattel Inc.	83,457	3,069,549

		4,086,734

TOTAL COMMON STOCKS
(Cost: $367,511,228)		381,328,248

SHORT-TERM INVESTMENTS — 2.77%

MONEY MARKET FUNDS — 2.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	9,380,646	9,380,646
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	669,685	669,685
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	556,214	556,214

		10,606,545

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,606,545)		10,606,545

TOTAL INVESTMENTS IN SECURITIES — 102.50%
(Cost: $378,117,773)		391,934,793
Other Assets, Less Liabilities — (2.50)%		(9,575,836)

NET ASSETS — 100.00%		$382,358,957

NVS	— Non-voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.95%

ADVERTISING — 1.00%
Interpublic Group of Companies Inc. (The)	71,638	$723,544
Lamar Advertising Co. Class Aa	9,024	354,192
Omnicom Group Inc.	43,545	2,086,241

		3,163,977
AIRLINES — 1.40%
Alaska Air Group Inc.[a]	11,509	440,104
Delta Air Lines Inc.[a]	139,392	1,342,345
JetBlue Airways Corp.[a,b]	37,242	197,010
Southwest Airlines Co.	121,783	1,074,126
United Continental Holdings Inc.[a,b]	54,486	1,046,676
US Airways Group Inc.[a,b]	26,500	322,770

		4,423,031
COMMERCIAL SERVICES — 1.86%
Aaron’s Inc.	11,567	356,611
Apollo Group Inc. Class Aa,b	16,534	332,003
Arbitron Inc.	4,258	154,821
Avis Budget Group Inc.[a,b]	17,379	287,275
Chemed Corp.	3,150	211,837
DeVry Inc.	9,417	247,290
Dollar Thrifty Automotive Group Inc.[a]	4,531	348,887
H&R Block Inc.	44,429	786,393
Hertz Global Holdings Inc.[a,b]	48,925	649,235
Live Nation Entertainment Inc.[a,b]	23,081	211,191
Matthews International Corp. Class A	4,622	132,975
Morningstar Inc.	3,888	244,866
Rent-A-Center Inc.	9,682	322,701
Rollins Inc.	10,768	244,111
Service Corp. International	34,999	491,386
Sotheby’s	11,206	348,843
Strayer Education Inc.[b]	1,944	111,702
Valassis Communications Inc.[a,b]	6,514	169,494
Weight Watchers International Inc.	4,379	220,045

		5,871,666
COMPUTERS — 0.22%
IHS Inc. Class Aa,b	8,194	691,492

		691,492
ENTERTAINMENT — 1.25%
Bally Technologies Inc.[a,b]	6,789	338,907
Cinemark Holdings Inc.	16,764	413,903

Security	Shares	Value

Dolby Laboratories Inc. Class Aa,b	8,063	$254,710
DreamWorks Animation SKG Inc. Class Aa,b	11,753	239,409
International Game Technology	43,769	561,994
Madison Square Garden Inc. Class Aa	9,890	407,072
Marriott Vacations Worldwide Corp.[a]	4,671	183,757
Penn National Gaming Inc.[a]	10,737	434,097
Regal Entertainment Group Class Ab	12,809	196,746
Scientific Games Corp. Class Aa,b	9,102	74,910
Six Flags Entertainment Corp.	8,701	496,914
Vail Resorts Inc.	5,968	338,863

		3,941,282
FOOD — 3.06%
Fresh Market Inc. (The)[a,b]	6,698	379,844
Harris Teeter Supermarkets Inc.	8,083	302,708
Kroger Co. (The)	89,295	2,252,020
Safeway Inc.	39,375	642,206
Sysco Corp.	96,166	2,987,878
United Natural Foods Inc.[a]	8,028	427,411
Whole Foods Market Inc.	28,154	2,667,028

		9,659,095
INTERNET — 10.27%
Amazon.com Inc.[a]	59,286	13,802,967
eBay Inc.[a]	190,127	9,181,233
Expedia Inc.	15,350	907,952
Liberty Interactive Corp. Series Aa	84,726	1,694,520
Liberty Ventures Series Aa	4,513	256,835
Netflix Inc.[a,b]	9,075	717,742
OpenTable Inc.[a,b]	3,693	173,460
Priceline.com Inc.[a]	8,168	4,686,553
Shutterfly Inc.[a]	5,124	155,052
TripAdvisor Inc.[a]	17,968	544,251
ValueClick Inc.[a,b]	11,560	192,705
WebMD Health Corp.[a,b]	8,238	122,829

		32,436,099
LEISURE TIME — 1.27%
Carnival Corp.	73,309	2,776,945
Life Time Fitness Inc.[a,b]	6,558	294,388
Royal Caribbean Cruises Ltd.	23,578	793,871
WMS Industries Inc.[a,b]	9,032	148,396

		4,013,600

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

LODGING — 3.13%
Choice Hotels International Inc.	4,576	$143,183
Hyatt Hotels Corp. Class Aa,b	9,240	337,260
Las Vegas Sands Corp.	58,011	2,694,031
Marriott International Inc. Class A	41,265	1,505,347
MGM Resorts International[a]	60,918	628,064
Orient-Express Hotels Ltd. Class Aa	14,486	169,921
Starwood Hotels & Resorts Worldwide Inc.	32,202	1,669,674
Wyndham Worldwide Corp.	23,304	1,174,522
Wynn Resorts Ltd.	13,016	1,575,717

		9,897,719
MANUFACTURING — 0.06%
Hillenbrand Inc.	10,152	207,811

		207,811
MEDIA — 25.62%
AMC Networks Inc. Class Aa	9,405	439,402
Cablevision NY Group Class A	35,361	615,989
CBS Corp. Class B NVS	97,579	3,161,560
Charter Communications Inc. Class Aa	7,435	575,543
Comcast Corp. Class A	438,646	16,453,612
DIRECTV[a]	102,926	5,260,548
Discovery Communications Inc. Series Aa	40,518	2,391,372
DISH Network Corp. Class A	37,384	1,331,992
FactSet Research Systems Inc.	6,708	607,409
Gannett Co. Inc.	37,926	640,949
John Wiley & Sons Inc. Class A	7,675	332,942
Liberty Global Inc. Series Aa	41,009	2,461,770
Liberty Media Corp. Series Aa	18,238	2,036,638
McGraw-Hill Companies Inc. (The)	45,936	2,539,342
Meredith Corp.[b]	5,906	197,674
New York Times Co. (The) Class Aa,b	19,912	162,880
News Corp. Class A NVS	333,748	7,983,252
Nielsen Holdings NVa	20,132	582,217
Scholastic Corp.	4,295	141,692
Scripps Networks Interactive Inc. Class A	14,178	860,888
Sirius XM Radio Inc.[a]	628,375	1,759,450
Time Warner Cable Inc.	50,224	4,977,701
Time Warner Inc.	155,558	6,758,995
Viacom Inc. Class B NVS	77,610	3,979,065
Walt Disney Co. (The)	294,134	14,433,155
Washington Post Co. (The) Class B	744	248,131

		80,934,168

Security	Shares	Value

PHARMACEUTICALS — 2.67%
AmerisourceBergen Corp.	41,230	$1,626,111
Cardinal Health Inc.	55,917	2,299,866
McKesson Corp.	38,691	3,610,257
Omnicare Inc.	18,236	629,689
VCA Antech Inc.[a,b]	14,392	281,796

		8,447,719
RETAIL — 47.88%
Abercrombie & Fitch Co. Class A	13,531	413,778
Advance Auto Parts Inc.	11,999	851,209
Aeropostale Inc.[a,b]	13,395	160,070
American Eagle Outfitters Inc.	29,318	611,867
ANN INC.[a]	7,753	272,595
Ascena Retail Group Inc.[a]	20,183	399,623
AutoNation Inc.[a,b]	6,392	283,805
AutoZone Inc.[a]	6,137	2,301,375
Bed Bath & Beyond Inc.[a]	38,059	2,195,243
Best Buy Co. Inc.	43,587	662,958
Big Lots Inc.[a]	9,759	284,280
Bob Evans Farms Inc.	4,599	175,084
Brinker International Inc.	12,113	373,080
Buckle Inc. (The)[b]	4,414	199,380
Cabela’s Inc.[a,b]	7,555	338,540
CarMax Inc.[a]	37,434	1,263,398
Casey’s General Stores Inc.	6,306	325,074
Cato Corp. (The) Class A	4,528	128,505
Cheesecake Factory Inc. (The)[b]	8,180	270,431
Chico’s FAS Inc.	27,315	508,059
Children’s Place Retail Stores Inc. (The)[a,b]	3,965	231,675
Chipotle Mexican Grill Inc.[a]	5,200	1,323,556
Copart Inc.[a]	17,712	509,928
Costco Wholesale Corp.	70,875	6,976,226
Cracker Barrel Old Country Store Inc.	3,806	242,252
CVS Caremark Corp.	208,558	9,677,091
Darden Restaurants Inc.	21,055	1,107,914
Dick’s Sporting Goods Inc.	15,923	796,150
Dillard’s Inc. Class A	5,017	386,309
Dollar General Corp.[a,b]	43,535	2,116,672
Dollar Tree Inc.[a]	37,701	1,503,139
Domino’s Pizza Inc.	9,357	380,081
DSW Inc. Class A	5,266	329,599
Dunkin’ Brands Group Inc.	11,936	370,016

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

Express Inc.[a]	14,669	$163,266
Family Dollar Stores Inc.	15,897	1,048,566
Foot Locker Inc.	24,674	826,579
GameStop Corp. Class Ab	20,225	461,737
Gap Inc. (The)	48,872	1,745,708
Genesco Inc.[a]	3,945	226,049
GNC Holdings Inc. Class A	12,007	464,311
Group 1 Automotive Inc.	3,506	217,407
Guess? Inc.	10,005	247,924
Home Depot Inc. (The)	247,114	15,167,857
HSN Inc.	6,110	317,842
J.C. Penney Co. Inc.	23,336	560,297
Jack in the Box Inc.[a,b]	7,162	186,284
Kohl’s Corp.	35,362	1,884,087
Limited Brands Inc.	39,100	1,872,499
Lowe’s Companies Inc.	186,975	6,054,251
Macy’s Inc.	65,989	2,512,201
McDonald’s Corp.	165,312	14,349,082
Men’s Wearhouse Inc. (The)	7,813	256,188
Nordstrom Inc.	25,037	1,421,351
O’Reilly Automotive Inc.[a]	19,486	1,669,561
Panera Bread Co. Class Aa	4,633	781,309
Papa John’s International Inc.[a]	2,879	153,508
PetSmart Inc.	17,754	1,178,688
Pier 1 Imports Inc.	17,834	363,814
Regis Corp.	9,352	155,804
Rite Aid Corp.[a]	116,504	135,145
Ross Stores Inc.	36,711	2,237,535
Saks Inc.[a,b]	16,755	172,241
Sally Beauty Holdings Inc.[a]	25,608	616,641
Sears Canada Inc.[a]	2,540	27,603
Sears Holdings Corp.[a,b]	5,930	371,633
Signet Jewelers Ltd.[b]	13,257	686,182
Staples Inc.	111,839	1,287,826
Starbucks Corp.	124,589	5,718,635
Target Corp.	107,357	6,844,009
Tiffany & Co.	19,511	1,233,485
TJX Companies Inc. (The)	120,671	5,023,534
Tractor Supply Co.	11,619	1,118,213
Ulta Salon, Cosmetics & Fragrance Inc.	9,597	885,035
Urban Outfitters Inc.[a]	17,888	639,675
Vitamin Shoppe Inc.[a,b]	4,874	278,988
Wal-Mart Stores Inc.	275,519	20,669,435

Security	Shares	Value

Walgreen Co.	140,506	$4,950,026
Wendy’s Co. (The)	46,078	196,753
Williams-Sonoma Inc.	14,194	656,189
Yum! Brands Inc.	74,729	5,239,250

		151,243,165
SOFTWARE — 0.26%
Acxiom Corp.[a,b]	12,290	224,293
Dun & Bradstreet Corp. (The)	7,355	596,049

		820,342

TOTAL COMMON STOCKS
(Cost: $300,092,253)		315,751,166

SHORT-TERM INVESTMENTS — 3.08%

MONEY MARKET FUNDS — 3.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	8,938,168	8,938,168
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	638,096	638,096
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	144,324	144,324

		9,720,588

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,720,588)		9,720,588

TOTAL INVESTMENTS IN SECURITIES — 103.03%
(Cost: $309,812,841)		325,471,754
Other Assets, Less Liabilities — (3.03)%		(9,584,043)

NET ASSETS — 100.00%		$315,887,711

NVS	—	Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.89%

BANKS — 38.50%
Associated Banc-Corp	35,905	$462,815
BancorpSouth Inc.[a]	17,220	243,663
Bank of America Corp.	2,245,362	20,926,774
Bank of Hawaii Corp.	9,455	417,533
Bank of New York Mellon Corp. (The)	246,175	6,082,984
BB&T Corp.	145,714	4,218,420
BOK Financial Corp.	5,557	325,918
Capital One Financial Corp.	121,071	7,284,842
CapitalSource Inc.	47,060	372,245
Cathay General Bancorp	15,322	271,046
CIT Group Inc.[b]	41,977	1,562,384
Citigroup Inc.	610,974	22,844,318
City National Corp.	9,858	503,744
Comerica Inc.	40,442	1,205,576
Commerce Bancshares Inc.	15,577	593,172
Cullen/Frost Bankers Inc.	12,808	708,282
East West Bancorp Inc.	29,687	632,036
F.N.B. Corp.	29,127	312,533
Fifth Third Bancorp	191,467	2,782,016
First Financial Bankshares Inc.	6,257	226,691
First Horizon National Corp.	52,040	484,492
First Midwest Bancorp Inc.	15,625	193,281
First Republic Bank	14,143	485,812
FirstMerit Corp.	22,929	317,796
Fulton Financial Corp.	41,907	407,336
Glacier Bancorp Inc.[a]	15,044	218,138
Goldman Sachs Group Inc. (The)	93,900	11,492,421
Hancock Holding Co.	17,666	558,069
Huntington Bancshares Inc.	179,539	1,147,254
IBERIABANK Corp.	6,162	306,806
International Bancshares Corp.	11,397	206,856
J.P. Morgan Chase & Co.	791,439	32,987,178
KeyCorp	197,241	1,660,769
M&T Bank Corp.	25,072	2,609,995
MB Financial Inc.	11,613	235,279
Morgan Stanley	288,199	5,008,899
National Penn Bancshares Inc.	25,456	227,322
Northern Trust Corp.	45,589	2,178,242
Old National Bancorp	21,189	259,989
PacWest Bancorp	6,921	155,723

Security	Shares	Value

Park National Corp.	2,676	$178,088
PNC Financial Services Group Inc. (The)[c]	110,323	6,419,695
Popular Inc.[a,b]	21,508	415,750
PrivateBancorp Inc.	12,968	209,563
Prosperity Bancshares Inc.	9,142	382,684
Regions Financial Corp.	294,378	1,919,345
Signature Bank[a,b]	9,805	698,508
State Street Corp.	99,854	4,450,493
SunTrust Banks Inc.	112,198	3,051,786
Susquehanna Bancshares Inc.	38,992	404,347
SVB Financial Group[a,b]	9,290	525,721
Synovus Financial Corp.	135,774	332,646
TCF Financial Corp.	33,867	387,438
Texas Capital Bancshares Inc.[a,b]	8,350	396,374
Trustmark Corp.	13,453	315,742
U.S. Bancorp	394,903	13,114,729
UMB Financial Corp.	6,791	302,403
Umpqua Holdings Corp.	23,407	282,991
United Bankshares Inc.	8,606	205,081
Valley National Bancorp	41,298	402,243
Webster Financial Corp.	15,068	331,496
Wells Fargo & Co.	1,023,461	34,480,401
Westamerica Bancorp	5,762	254,219
Wintrust Financial Corp.	7,597	280,709
Zions Bancorp	38,508	826,767

		203,687,868
COMMERCIAL SERVICES — 2.97%
Equifax Inc.	25,044	1,253,202
MasterCard Inc. Class A	22,364	10,308,239
Moody’s Corp.	40,252	1,938,536
SEI Investments Co.	28,308	619,379
Western Union Co.	125,491	1,593,736

		15,713,092
DIVERSIFIED FINANCIAL SERVICES — 13.01%
Affiliated Managers Group Inc.[a,b]	10,738	1,358,357
American Express Co.	205,504	11,502,059
Ameriprise Financial Inc.	43,902	2,562,560
BlackRock Inc.[c]	26,666	5,058,007
CBOE Holdings Inc.	18,252	538,251
Charles Schwab Corp. (The)	228,292	3,100,205
CME Group Inc.	63,765	3,566,376
Discover Financial Services	107,319	4,400,079
E*TRADE Financial Corp.[a,b]	53,701	448,940

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

Eaton Vance Corp. NVS	24,097	$678,090
Federated Investors Inc. Class B	19,589	455,248
Franklin Resources Inc.	28,805	3,681,279
Greenhill & Co. Inc.	5,591	266,803
IntercontinentalExchange Inc.[a,b]	15,157	1,985,567
Invesco Ltd.	92,749	2,255,656
Janus Capital Group Inc.	38,987	331,390
Jefferies Group Inc.	26,797	381,589
Legg Mason Inc.	25,130	640,312
NASDAQ OMX Group Inc. (The)	24,773	589,845
NYSE Euronext Inc.	51,412	1,272,961
Ocwen Financial Corp.[b]	24,268	936,017
Raymond James Financial Inc.	23,386	891,942
SLM Corp.	98,065	1,723,983
Stifel Financial Corp.[a,b]	10,407	329,902
T. Rowe Price Group Inc.	52,878	3,433,897
TD Ameritrade Holding Corp.	47,693	748,303
Visa Inc. Class A	108,902	15,111,242
Waddell & Reed Financial Inc. Class A	17,943	598,040

		68,846,900
INSURANCE — 23.96%
ACE Ltd.	70,667	5,557,960
Aflac Inc.	97,593	4,858,180
Alleghany Corp.[a,b]	3,522	1,224,247
Allied World Assurance Co. Holdings Ltd.	7,595	609,878
Allstate Corp. (The)	101,071	4,040,819
American Financial Group Inc.	16,487	639,696
American International Group Inc.[b]	243,020	8,488,689
Aon PLC	67,203	3,625,602
Arch Capital Group Ltd.[a,b]	28,469	1,256,906
Argo Group International Holdings Ltd.[a]	5,393	185,519
Arthur J. Gallagher & Co.	25,283	896,030
Aspen Insurance Holdings Ltd.[a]	14,917	482,565
Assurant Inc.	16,962	641,333
Assured Guaranty Ltd.	40,426	561,517
Axis Capital Holdings Ltd.	24,766	897,024
Berkshire Hathaway Inc. Class Bb	382,064	32,991,226
Brown & Brown Inc.	24,566	627,661
Chubb Corp. (The)	55,384	4,263,460
Cincinnati Financial Corp.	30,565	1,217,710
CNO Financial Group Inc.	48,361	463,298
Endurance Specialty Holdings Ltd.[a]	9,080	368,194
Erie Indemnity Co. Class A	5,355	333,188

Security	Shares	Value

Everest Re Group Ltd.	10,794	$1,198,674
Fidelity National Financial Inc. Class A	44,049	943,089
First American Financial Corp.	22,239	505,937
Genworth Financial Inc. Class Ab	102,808	612,736
Hanover Insurance Group Inc. (The)	9,367	338,242
Hartford Financial Services Group Inc. (The)	91,041	1,976,500
HCC Insurance Holdings Inc.	21,066	750,792
Horace Mann Educators Corp.	8,238	158,252
Kemper Corp.	11,330	351,230
Lincoln National Corp.	58,338	1,446,199
Loews Corp.	65,120	2,753,274
Markel Corp.[a,b]	1,905	899,046
Marsh & McLennan Companies Inc.	113,429	3,859,989
MBIA Inc.[a,b]	29,587	292,911
Mercury General Corp.	4,335	175,698
MetLife Inc.	221,351	7,855,747
Montpelier Re Holdings Ltd.[a]	11,829	270,529
Old Republic International Corp.	50,462	498,565
PartnerRe Ltd.[a]	13,188	1,068,228
Platinum Underwriters Holdings Ltd.[a]	6,950	308,580
Principal Financial Group Inc.	57,970	1,596,494
ProAssurance Corp.	6,393	571,534
Progressive Corp. (The)	116,764	2,603,837
Protective Life Corp.	16,750	457,275
Prudential Financial Inc.	97,115	5,540,411
Reinsurance Group of America Inc.	15,413	815,656
RenaissanceRe Holdings Ltd.[a]	10,568	859,812
RLI Corp.	3,553	242,244
Selective Insurance Group Inc.	11,464	211,969
StanCorp Financial Group Inc.	9,236	317,257
Torchmark Corp.	19,929	1,008,208
Tower Group Inc.	7,219	130,086
Travelers Companies Inc. (The)	80,282	5,695,205
Unum Group	58,529	1,186,968
Validus Holdings Ltd.[a]	19,579	700,928
W.R. Berkley Corp.	23,234	903,570
White Mountains Insurance Group Ltd.[a]	1,164	596,783
Willis Group Holdings PLC	36,277	1,221,447
XL Group PLC	63,878	1,580,342

		126,734,946
LODGING — 0.08%
Ryman Hospitality Properties Inc.[b]	10,226	398,916

		398,916

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

REAL ESTATE — 0.63%
Alexander & Baldwin Inc.[b]	8,877	$256,812
CBRE Group Inc. Class Ab	63,118	1,137,386
Forest City Enterprises Inc. Class Ab	27,307	438,277
Howard Hughes Corp. (The)[b]	5,851	409,570
Jones Lang LaSalle Inc.	9,202	715,364
St. Joe Co. (The)[a,b]	19,283	381,803

		3,339,212
REAL ESTATE INVESTMENT TRUSTS — 19.62%
Alexandria Real Estate Equities Inc.	13,125	924,394
American Campus Communities Inc.	19,227	871,175
American Capital Agency Corp.	71,182	2,350,430
American Realty Capital Trust Inc.	32,951	371,358
American Tower Corp.	82,349	6,200,056
Annaly Capital Management Inc.	203,091	3,277,889
Apartment Investment and Management Co. Class A	30,328	809,454
AvalonBay Communities Inc.	20,196	2,737,770
BioMed Realty Trust Inc.	32,243	616,486
Boston Properties Inc.	31,403	3,338,139
Brandywine Realty Trust	30,001	348,012
BRE Properties Inc. Class A	16,066	776,791
Camden Property Trust	17,417	1,143,078
CBL & Associates Properties Inc.	33,057	739,485
Chimera Investment Corp.	214,833	573,604
Colonial Properties Trust	17,312	374,459
CommonWealth REIT	17,380	238,280
Corporate Office Properties Trust	16,461	410,702
CYS Investments Inc.	34,681	465,419
DCT Industrial Trust Inc.[a]	55,537	358,214
DDR Corp.	49,607	761,963
DiamondRock Hospitality Co.[a]	40,984	347,544
Digital Realty Trust Inc.	25,386	1,559,462
Douglas Emmett Inc.[a]	27,180	637,371
Duke Realty Corp.	56,398	816,643
DuPont Fabros Technology Inc.[a]	13,239	284,109
EastGroup Properties Inc.	6,181	321,783
Entertainment Properties Trust[a]	9,800	435,610
Equity Lifestyle Properties, Inc.	8,118	546,585
Equity Residential	62,710	3,600,181
Essex Property Trust Inc.[a]	7,606	1,140,900
Extra Space Storage Inc.	20,253	698,526
Federal Realty Investment Trust	13,390	1,443,844

Security	Shares	Value

Franklin Street Properties Corp.[a]	15,088	$172,154
General Growth Properties Inc.	93,805	1,844,206
Hatteras Financial Corp.	20,518	559,526
HCP Inc.	94,108	4,168,984
Health Care REIT Inc.	53,136	3,157,872
Healthcare Realty Trust Inc.[a]	17,914	420,800
Highwoods Properties Inc.	13,672	440,922
Home Properties Inc.	10,409	632,763
Hospitality Properties Trust	25,835	597,305
Host Hotels & Resorts Inc.	150,556	2,177,040
Invesco Mortgage Capital Inc.	24,139	517,299
Kilroy Realty Corp.	15,408	684,269
Kimco Realty Corp.[a]	85,075	1,660,664
LaSalle Hotel Properties	18,044	431,973
Lexington Realty Trust[a]	30,596	290,356
Liberty Property Trust[a]	24,566	862,758
Macerich Co. (The)	27,834	1,586,538
Mack-Cali Realty Corp.	17,440	453,266
MFA Financial Inc.	74,765	610,830
Mid-America Apartment Communities Inc.	8,596	556,247
National Retail Properties Inc.[a]	22,550	714,384
Omega Healthcare Investors Inc.[a]	22,728	521,380
Piedmont Office Realty Trust Inc. Class A	35,316	628,625
Plum Creek Timber Co. Inc.[a]	33,768	1,482,415
Post Properties Inc.	11,328	552,920
Potlatch Corp.[a]	8,404	323,386
Prologis Inc.	95,979	3,291,120
Public Storage	30,037	4,164,029
Rayonier Inc.[a]	25,653	1,257,254
Realty Income Corp.	27,896	1,095,476
Redwood Trust Inc.[a]	16,434	256,206
Regency Centers Corp.[a]	18,792	902,392
Senior Housing Properties Trust[a]	36,774	808,292
Simon Property Group Inc.	63,193	9,618,607
SL Green Realty Corp.[a]	18,748	1,411,724
Sovran Self Storage Inc.	6,116	353,505
Starwood Property Trust Inc.	24,391	559,042
Sunstone Hotel Investors Inc.[a,b]	28,417	280,760
Tanger Factory Outlet Centers Inc.	19,640	618,071
Taubman Centers Inc.	10,926	858,237
Two Harbors Investment Corp.	58,226	694,636
UDR Inc.	52,136	1,265,341
Ventas Inc.	61,535	3,893,319

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

Vornado Realty Trust	35,234	$2,826,119
Washington Real Estate Investment Trust[a]	13,862	356,392
Weingarten Realty Investors[a]	23,324	629,748
Weyerhaeuser Co.	112,047	3,102,581

		103,811,449
RETAIL — 0.08%
Cash America International Inc.	6,081	237,707
EZCORP Inc. Class A NVS[b]	9,685	190,407

		428,114
SAVINGS & LOANS — 0.91%
Astoria Financial Corp.	17,079	171,302
Capitol Federal Financial Inc.	30,439	362,529
First Niagara Financial Group Inc.	73,748	610,633
Hudson City Bancorp Inc.	99,396	843,375
New York Community Bancorp Inc.	91,747	1,271,613
People’s United Financial Inc.	73,388	882,858
Provident Financial Services Inc.	11,318	169,770
TFS Financial Corp.[a,b]	16,806	150,414
Washington Federal Inc.	22,265	373,607

		4,836,101
SOFTWARE — 0.13%
MSCI Inc. Class Ab	25,465	686,027

		686,027

TOTAL COMMON STOCKS
(Cost: $623,475,973)		528,482,625

SHORT-TERM INVESTMENTS — 3.38%

MONEY MARKET FUNDS — 3.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	16,263,699	16,263,699
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	1,161,066	1,161,066
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	455,806	455,806

		17,880,571

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,880,571)		17,880,571

Value
TOTAL INVESTMENTS IN SECURITIES — 103.27%
(Cost: $641,356,544)	$546,363,196
Other Assets, Less Liabilities — (3.27)%	(17,316,897)

NET ASSETS — 100.00%	$529,046,299

NVS	— Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 13.14%
Alliant Techsystems Inc.	11,733	$672,184
B/E Aerospace Inc.[a,b]	37,160	1,675,544
Boeing Co. (The)	242,572	17,086,772
Curtiss-Wright Corp.	16,767	517,597
Esterline Technologies Corp.[a,b]	11,100	641,469
Exelis Inc.	66,648	737,127
General Dynamics Corp.	118,896	8,094,440
Kaman Corp.	9,436	351,019
L-3 Communications Holdings Inc.	34,573	2,551,488
Lockheed Martin Corp.	96,536	9,042,527
Moog Inc. Class Aa,b	16,291	602,930
Northrop Grumman Corp.	88,683	6,091,635
Orbital Sciences Corp.[a,b]	21,406	286,840
Raytheon Co.	119,077	6,734,995
Rockwell Collins Inc.	50,904	2,727,436
Spirit AeroSystems Holdings Inc. Class Aa	39,754	621,355
Teledyne Technologies Inc.[a]	13,181	843,980
TransDigm Group Inc.	16,020	2,134,024
Triumph Group Inc.	17,928	1,172,850
United Technologies Corp.	300,738	23,505,682

		86,091,894
AUTO MANUFACTURERS — 1.06%
Navistar International Corp.[a,b]	24,621	461,644
Oshkosh Corp.[a]	32,852	984,903
PACCAR Inc.	126,851	5,497,722

		6,944,269
BUILDING MATERIALS — 1.59%
Eagle Materials Inc.	16,443	870,986
Fortune Brands Home & Security Inc.[a]	57,442	1,633,650
Lennox International Inc.	16,690	835,335
Louisiana-Pacific Corp.[a,b]	49,065	774,736
Martin Marietta Materials Inc.	16,379	1,348,155
Masco Corp.	127,766	1,927,989
Owens Corning[a]	42,348	1,422,469
Simpson Manufacturing Co. Inc.	14,348	437,040
Texas Industries Inc.[a,b]	7,443	321,017
USG Corp.[a,b]	32,011	855,014

		10,426,391

Security	Shares	Value

CHEMICALS — 1.93%
Ecolab Inc.	94,434	$6,572,606
Sherwin-Williams Co. (The)	30,568	4,358,386
Valspar Corp. (The)	30,176	1,690,761

		12,621,753
COMMERCIAL SERVICES — 6.99%
ABM Industries Inc.	18,112	344,128
Acacia Research Corp.[a]	17,864	463,928
ADT Corp. (The)[a]	82,762	3,435,451
Alliance Data Systems Corp.[a,b]	17,866	2,555,731
Automatic Data Processing Inc.	173,706	10,038,470
Brink’s Co. (The)	17,131	450,717
Convergys Corp.	40,398	679,090
CoreLogic Inc.[a]	37,833	900,425
Corporate Executive Board Co. (The)	11,956	537,542
Corrections Corp. of America	35,761	1,203,358
CoStar Group Inc.[a,b]	9,636	798,824
Deluxe Corp.	18,172	572,600
Euronet Worldwide Inc.[a,b]	17,326	351,544
FTI Consulting Inc.[a,b]	15,208	394,800
Genpact Ltd.	48,116	847,323
GEO Group Inc. (The)	22,084	612,168
Global Payments Inc.	28,308	1,210,167
Iron Mountain Inc.	53,998	1,868,331
Lender Processing Services Inc.	30,366	732,124
Manpower Inc.	28,496	1,081,138
MAXIMUS Inc.	12,242	675,514
Monster Worldwide Inc.[a,b]	42,474	264,188
Paychex Inc.	115,581	3,748,292
PHH Corp.[a]	20,087	418,010
Quanta Services Inc.[a]	76,232	1,976,696
R.R. Donnelley & Sons Co.[b]	64,580	647,092
Resources Connection Inc.	14,748	181,990
Robert Half International Inc.	51,028	1,372,143
Total System Services Inc.	58,239	1,309,795
Towers Watson & Co. Class A	20,569	1,104,761
United Rentals Inc.[a,b]	33,360	1,356,418
Verisk Analytics Inc. Class Aa	51,723	2,637,873
WEX Inc.[a,b]	13,841	1,021,189

		45,791,820

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMPUTERS — 2.52%
Accenture PLC Class A	227,594	$15,342,112
Jack Henry & Associates Inc.	31,021	1,178,798

		16,520,910
DISTRIBUTION & WHOLESALE — 1.86%
Arrow Electronics Inc.[a,b]	39,182	1,380,382
Fastenal Co.	96,750	4,324,725
United Stationers Inc.	14,523	421,457
W.W. Grainger Inc.	21,521	4,334,545
Watsco Inc.	10,648	727,791
WESCO International Inc.[a,b]	15,614	1,013,036

		12,201,936
DIVERSIFIED FINANCIAL SERVICES — 0.08%
Air Lease Corp.[a]	24,004	499,763

		499,763
ELECTRIC — 0.22%
MDU Resources Group Inc.	67,466	1,466,036

		1,466,036
ELECTRICAL COMPONENTS & EQUIPMENT — 3.45%
Acuity Brands Inc.	15,111	977,682
AMETEK Inc.	86,839	3,087,127
Belden Inc.	16,105	576,559
Emerson Electric Co.	260,758	12,628,510
EnerSys Inc.[a,b]	17,138	590,918
General Cable Corp.[a,b]	17,859	509,517
GrafTech International Ltd.[a]	45,681	480,107
Hubbell Inc. Class B	19,097	1,598,801
Littelfuse Inc.	7,839	420,170
Molex Inc.	49,594	1,287,956
Universal Display Corp.[a]	14,380	471,377

		22,628,724
ELECTRONICS — 7.35%
Agilent Technologies Inc.	125,067	4,501,161
Amphenol Corp. Class A	57,642	3,466,013
Avnet Inc.[a]	50,483	1,446,338
Benchmark Electronics Inc.[a,b]	20,150	298,623
Brady Corp. Class A	16,989	522,582
ESCO Technologies Inc.	9,675	362,232
FEI Co.	13,695	753,910
FLIR Systems Inc.	54,277	1,054,602
Honeywell International Inc.	279,854	17,138,259

Security	Shares	Value

Itron Inc.[a]	14,188	$582,559
Jabil Circuit Inc.	66,774	1,157,861
Mettler-Toledo International Inc.[a,b]	11,106	1,881,023
National Instruments Corp.	33,692	793,784
PerkinElmer Inc.	40,928	1,265,903
Plexus Corp.[a]	12,405	333,819
TE Connectivity Ltd.	153,515	4,940,113
Trimble Navigation Ltd.[a,b]	45,072	2,126,497
Tyco International Ltd.	165,061	4,435,189
Vishay Intertechnology Inc.[a,b]	47,364	392,174
Woodward Inc.	21,738	728,223

		48,180,865
ENGINEERING & CONSTRUCTION — 1.78%
AECOM Technology Corp.[a]	40,621	872,133
Aegion Corp.[a,b]	13,957	257,786
EMCOR Group Inc.	23,811	765,762
Fluor Corp.	59,769	3,338,099
Foster Wheeler AGa,b	38,745	862,851
Granite Construction Inc.	12,828	387,534
Jacobs Engineering Group Inc.[a]	46,426	1,791,579
KBR Inc.	52,646	1,466,717
Shaw Group Inc. (The)[a]	23,605	1,033,663
URS Corp.	27,400	917,352

		11,693,476
ENVIRONMENTAL CONTROL — 2.35%
Clean Harbors Inc.[a,b]	17,072	996,151
Covanta Holding Corp.	48,356	879,112
Mine Safety Appliances Co.	11,156	430,622
Republic Services Inc.	107,251	3,040,566
Stericycle Inc.[a,b]	30,668	2,906,100
Tetra Tech Inc.[a]	22,874	593,352
Waste Connections Inc.	44,347	1,455,912
Waste Management Inc.	156,375	5,119,717

		15,421,532
FOREST PRODUCTS & PAPER — 0.28%
MeadWestvaco Corp.	62,149	1,845,204

		1,845,204
HAND & MACHINE TOOLS — 0.50%
Kennametal Inc.	28,581	1,012,339
Lincoln Electric Holdings Inc.	30,087	1,304,873
Regal Beloit Corp.	14,908	971,704

		3,288,916

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

HOUSEWARES — 0.14%
Toro Co. (The)	21,090	$890,420

		890,420
INTERNET — 0.39%
LinkedIn Corp. Class Aa	23,838	2,548,997

		2,548,997
IRON & STEEL — 0.04%
Schnitzer Steel Industries Inc. Class A	8,579	244,587

		244,587
MACHINERY — 9.89%
AGCO Corp.[a]	34,851	1,586,069
Applied Industrial Technologies Inc.	15,080	612,097
Babcock & Wilcox Co. (The)[a]	42,649	1,099,065
Caterpillar Inc.	234,201	19,862,587
Cognex Corp.	14,329	522,435
Cummins Inc.	63,539	5,945,980
Deere & Co.	140,420	11,997,485
Flowserve Corp.	18,293	2,478,518
Gardner Denver Inc.	17,607	1,220,693
Graco Inc.	21,746	1,045,113
IDEX Corp.	29,881	1,270,839
Joy Global Inc.	37,901	2,366,917
Manitowoc Co. Inc. (The)	47,094	671,089
Nordson Corp.	20,315	1,199,194
Robbins & Myers Inc.	15,292	906,510
Rockwell Automation Inc.	50,545	3,591,728
Roper Industries Inc.	35,012	3,822,260
Terex Corp.[a]	39,445	889,485
Wabtec Corp.	17,243	1,412,202
Xylem Inc.	66,762	1,619,646
Zebra Technologies Corp. Class Aa,b	18,573	667,328

		64,787,240
MANUFACTURING — 24.84%
3M Co.	228,020	19,974,552
A.O. Smith Corp.	13,942	847,255
Actuant Corp. Class A	26,186	739,493
AptarGroup Inc.	23,984	1,229,899
Carlisle Companies Inc.	22,543	1,252,264
CLARCOR Inc.	18,013	814,908
Cooper Industries PLC	57,248	4,290,165
Crane Co.	17,307	726,548
Danaher Corp.	209,411	10,832,831

Security	Shares	Value

Donaldson Co. Inc.	48,966	$1,580,133
Dover Corp.	65,455	3,810,790
Eaton Corp.	121,122	5,719,381
General Electric Co.	3,785,436	79,721,282
Harsco Corp.	28,848	576,672
Hexcel Corp.[a,b]	35,641	910,984
Illinois Tool Works Inc.	154,624	9,483,090
Ingersoll-Rand PLC	102,885	4,838,682
ITT Corp.	33,183	690,206
Pall Corp.	41,613	2,619,954
Parker Hannifin Corp.	53,517	4,209,647
Pentair Ltd. Registered	75,013	3,168,549
SPX Corp.	18,259	1,252,385
Textron Inc.	100,590	2,535,874
Trinity Industries Inc.	28,395	888,196

		162,713,740
METAL FABRICATE & HARDWARE — 1.86%
Kaydon Corp.	11,513	257,431
Mueller Industries Inc.	13,754	602,425
Precision Castparts Corp.	52,109	9,018,505
Timken Co. (The)	29,092	1,148,843
Valmont Industries Inc.	8,405	1,135,515

		12,162,719
MINING — 0.32%
Vulcan Materials Co.	46,313	2,129,009

		2,129,009
PACKAGING & CONTAINERS — 2.02%
Ball Corp.	55,394	2,372,525
Bemis Co. Inc.	37,184	1,228,931
Crown Holdings Inc.[a]	53,273	2,037,692
Greif Inc. Class A	10,910	457,783
Owens-Illinois Inc.[a]	59,222	1,154,237
Packaging Corp. of America	35,321	1,245,772
Rock-Tenn Co. Class A	25,298	1,851,561
Sealed Air Corp.	62,796	1,018,551
Silgan Holdings Inc.	17,709	766,977
Sonoco Products Co.	36,024	1,121,427

		13,255,456
RETAIL — 0.41%
Coinstar Inc.[a,b]	11,178	524,695
MSC Industrial Direct Co. Inc. Class A	16,622	1,240,001

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

World Fuel Services Corp.	25,904	$898,869

		2,663,565
SEMICONDUCTORS — 0.07%
Veeco Instruments Inc.[a,b]	13,941	427,989

		427,989
SHIPBUILDING — 0.12%
Huntington Ingalls Industries Inc.[a]	17,802	754,449

		754,449
SOFTWARE — 1.16%
Broadridge Financial Solutions Inc.	44,661	1,024,970
Fidelity National Information Services Inc.	89,656	2,946,992
Fiserv Inc.[a]	48,571	3,639,911

		7,611,873
TELECOMMUNICATIONS — 0.31%
Anixter International Inc.	9,900	580,338
IPG Photonics Corp.[a,b]	10,269	545,079
NeuStar Inc. Class Aa	23,855	872,854

		1,998,271
TEXTILES — 0.25%
Cintas Corp.	38,437	1,607,051

		1,607,051
TRANSPORTATION — 12.74%
C.H. Robinson Worldwide Inc.	57,818	3,488,160
Con-way Inc.	20,059	583,917
CSX Corp.	372,912	7,633,509
Expeditors International of Washington Inc.	75,372	2,759,369
FedEx Corp.	104,697	9,631,077
Forward Air Corp.	10,453	348,817
Genesee & Wyoming Inc. Class Aa,b	15,514	1,124,299
Hub Group Inc. Class Aa,b	12,767	395,905
J.B. Hunt Transport Services Inc.	32,549	1,910,626
Kansas City Southern Industries Inc.	39,394	3,169,641
Kirby Corp.[a,b]	20,010	1,150,175
Knight Transportation Inc.	21,387	323,371
Landstar System Inc.	16,757	848,742
Matson Inc.	15,115	321,194
Norfolk Southern Corp.	114,577	7,029,299
Old Dominion Freight Line Inc.[a,b]	25,368	850,843
Ryder System Inc.	18,374	829,035
Teekay Corp.	13,530	414,153

Security	Shares	Value

Union Pacific Corp.	169,797	$20,890,125
United Parcel Service Inc. Class B	257,720	18,877,990
UTi Worldwide Inc.	37,270	517,680
Werner Enterprises Inc.	15,974	369,958

		83,467,885
TRUCKING & LEASING — 0.11%
GATX Corp.	16,738	693,957

		693,957

TOTAL COMMON STOCKS
(Cost: $682,289,692)		653,580,697

SHORT-TERM INVESTMENTS — 2.80%

MONEY MARKET FUNDS — 2.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	16,624,681	16,624,681
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	1,186,836	1,186,836
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	557,623	557,623

		18,369,140

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,369,140)		18,369,140

TOTAL INVESTMENTS IN SECURITIES — 102.57%
(Cost: $700,658,832)		671,949,837
Other Assets, Less Liabilities — (2.57)%		(16,859,763)

NET ASSETS — 100.00%		$655,090,074

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.89%

BANKS — 68.93%
Associated Banc-Corp	36,235	$467,069
BancorpSouth Inc.[a]	17,730	250,880
Bank of America Corp.	2,266,993	21,128,375
Bank of Hawaii Corp.	9,587	423,362
Bank of New York Mellon Corp. (The)	248,542	6,141,473
BB&T Corp.	147,129	4,259,385
BOK Financial Corp.	5,650	331,373
Capital One Financial Corp.	122,236	7,354,940
CapitalSource Inc.	47,378	374,760
Cathay General Bancorp	15,421	272,797
CIT Group Inc.[b]	42,225	1,571,615
Citigroup Inc.	616,860	23,064,395
City National Corp.	9,930	507,423
Comerica Inc.	40,736	1,214,340
Commerce Bancshares Inc.	15,680	597,094
Cullen/Frost Bankers Inc.	12,984	718,015
East West Bancorp Inc.	29,888	636,316
F.N.B. Corp.	29,710	318,788
Fifth Third Bancorp	193,540	2,812,136
First Financial Bankshares Inc.	6,300	228,249
First Horizon National Corp.	52,388	487,732
First Midwest Bancorp Inc.	15,738	194,679
First Republic Bank	14,243	489,247
FirstMerit Corp.	23,312	323,104
Fulton Financial Corp.	42,398	412,109
Glacier Bancorp Inc.[a]	15,322	222,169
Goldman Sachs Group Inc. (The)	94,804	11,603,062
Hancock Holding Co.	17,948	566,977
Huntington Bancshares Inc.	180,698	1,154,660
IBERIABANK Corp.	6,286	312,980
International Bancshares Corp.	11,468	208,144
J.P. Morgan Chase & Co.	799,066	33,305,071
KeyCorp	198,618	1,672,364
M&T Bank Corp.	25,332	2,637,061
MB Financial Inc.	11,589	234,793
Morgan Stanley	290,969	5,057,041
National Penn Bancshares Inc.	25,635	228,921
Northern Trust Corp.	46,024	2,199,027
Old National Bancorp	21,593	264,946
PacWest Bancorp	6,920	155,700

Security	Shares	Value

Park National Corp.	2,697	$179,485
PNC Financial Services Group Inc. (The)[c]	111,384	6,481,435
Popular Inc.[a,b]	21,847	422,303
PrivateBancorp Inc.	13,135	212,262
Prosperity Bancshares Inc.	9,209	385,489
Regions Financial Corp.	297,220	1,937,874
Signature Bank[a,b]	9,909	705,917
State Street Corp.	100,820	4,493,547
SunTrust Banks Inc.	113,392	3,084,262
Susquehanna Bancshares Inc.	39,567	410,310
SVB Financial Group[a,b]	9,409	532,455
Synovus Financial Corp.	110,783	271,418
TCF Financial Corp.	34,603	395,858
Texas Capital Bancshares Inc.[a,b]	8,519	404,397
Trustmark Corp.	13,776	323,323
U.S. Bancorp	398,706	13,241,026
UMB Financial Corp.	6,835	304,363
Umpqua Holdings Corp.	23,819	287,972
United Bankshares Inc.	6,925	165,023
Valley National Bancorp	41,911	408,213
Webster Financial Corp.	15,180	333,960
Wells Fargo & Co.	1,033,324	34,812,686
Westamerica Bancorp	5,877	259,293
Wintrust Financial Corp.	7,751	286,399
Zions Bancorp	38,902	835,226

		205,577,068
COMMERCIAL SERVICES — 5.32%
Equifax Inc.	25,232	1,262,609
MasterCard Inc. Class A	22,579	10,407,338
Moody’s Corp.	40,674	1,958,860
SEI Investments Co.	28,499	623,558
Western Union Co.	126,804	1,610,411

		15,862,776
DIVERSIFIED FINANCIAL SERVICES — 23.31%
Affiliated Managers Group Inc.[b]	10,798	1,365,947
American Express Co.	207,483	11,612,824
Ameriprise Financial Inc.	44,355	2,589,001
BlackRock Inc.[c]	26,922	5,106,565
CBOE Holdings Inc.	18,376	541,908
Charles Schwab Corp. (The)	230,738	3,133,422
CME Group Inc.	64,390	3,601,333
Discover Financial Services	108,366	4,443,006

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2012

Security	Shares	Value

E*TRADE Financial Corp.[a,b]	54,428	$455,018
Eaton Vance Corp. NVS	24,222	681,607
Federated Investors Inc. Class B	19,733	458,595
Franklin Resources Inc.	29,091	3,717,830
Greenhill & Co. Inc.	5,638	269,045
IntercontinentalExchange Inc.[b]	15,305	2,004,955
Invesco Ltd.[a]	93,721	2,279,295
Janus Capital Group Inc.	39,498	335,733
Jefferies Group Inc.	26,975	384,124
Legg Mason Inc.	25,308	644,848
NASDAQ OMX Group Inc. (The)	24,952	594,107
NYSE Euronext Inc.	51,787	1,282,246
Ocwen Financial Corp.[a,b]	24,460	943,422
Raymond James Financial Inc.	23,617	900,752
SLM Corp.	98,817	1,737,203
Stifel Financial Corp.[a,b]	10,483	332,311
T. Rowe Price Group Inc.	53,440	3,470,394
TD Ameritrade Holding Corp.	48,515	761,200
Visa Inc. Class A	109,951	15,256,801
Waddell & Reed Financial Inc. Class A	18,070	602,273

		69,505,765
INSURANCE — 0.32%
Fidelity National Financial Inc. Class A	44,380	950,176

		950,176
RETAIL — 0.15%
Cash America International Inc.	6,274	245,251
EZCORP Inc. Class A NVS[a,b]	9,634	189,404

		434,655
SAVINGS & LOANS — 1.63%
Astoria Financial Corp.	17,209	172,606
Capitol Federal Financial Inc.	30,650	365,042
First Niagara Financial Group Inc.	74,325	615,411
Hudson City Bancorp Inc.	100,071	849,102
New York Community Bancorp Inc.	92,654	1,284,184
People’s United Financial Inc.	73,949	889,607
Provident Financial Services Inc.	11,406	171,090
TFS Financial Corp.[a,b]	16,922	151,452
Washington Federal Inc.	22,429	376,359

		4,874,853

Security	Shares	Value

SOFTWARE — 0.23%
MSCI Inc. Class Aa,b	25,774	$694,352

		694,352

TOTAL COMMON STOCKS
(Cost: $350,169,957)		297,899,645

SHORT-TERM INVESTMENTS — 1.75%

MONEY MARKET FUNDS — 1.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	4,643,482	4,643,482
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	331,498	331,498
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	243,836	243,836

		5,218,816

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,218,816)		5,218,816

TOTAL INVESTMENTS IN SECURITIES — 101.64%
(Cost: $355,388,773)		303,118,461
Other Assets, Less Liabilities — (1.64)%		(4,884,815)

NET ASSETS — 100.00%		$298,233,646

NVS	— Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.83%

HOTELS & MOTELS — 0.38%

Ryman Hospitality Properties Inc.[a,b]	488,767	$19,066,801

		19,066,801
REAL ESTATE MANAGEMENT/SERVICES — 1.72%
CBRE Group Inc. Class Aa	2,968,864	53,498,929
Jones Lang LaSalle Inc.	434,159	33,751,521

		87,250,450
REAL ESTATE OPERATING/DEVELOPMENT — 1.39%
Alexander & Baldwin Inc.[a]	420,525	12,165,788
Forest City Enterprises Inc. Class Aa	1,290,673	20,715,302
Howard Hughes Corp. (The)[a,b]	278,129	19,469,030
St. Joe Co. (The)[a,b]	915,196	18,120,881

		70,471,001
REITs — APARTMENTS — 13.45%
American Campus Communities Inc.	905,908	41,046,691
Apartment Investment and Management Co. Class A	1,434,039	38,274,501
AvalonBay Communities Inc.	955,568	129,536,798
BRE Properties Inc. Class A	756,791	36,590,845
Camden Property Trust	822,076	53,952,848
Colonial Properties Trust[b]	820,115	17,739,087
Equity Residential	2,964,902	170,215,024
Essex Property Trust Inc.[b]	358,147	53,722,050
Home Properties Inc.[b]	492,264	29,924,729
Mid-America Apartment Communities Inc.[b]	405,932	26,267,860
Post Properties Inc.	535,290	26,127,505
UDR Inc.	2,459,623	59,695,050

		683,092,988
REITs — DIVERSIFIED — 18.40%
American Tower Corp.	3,886,430	292,609,315
Digital Realty Trust Inc.[b]	1,198,067	73,597,256
Duke Realty Corp.	2,656,320	38,463,514
DuPont Fabros Technology Inc.[b]	627,781	13,472,180
Entertainment Properties Trust[b]	463,354	20,596,085
Lexington Realty Trust[b]	1,441,866	13,683,308
Liberty Property Trust	1,157,144	40,638,897
Plum Creek Timber Co. Inc.[b]	1,587,172	69,676,851
Potlatch Corp.	400,041	15,393,578
Rayonier Inc.[b]	1,206,866	59,148,503

Security	Shares	Value

Vornado Realty Trust	1,667,068	$133,715,524
Washington Real Estate Investment Trust[b]	657,631	16,907,693
Weyerhaeuser Co.	5,300,505	146,770,983

		934,673,687
REITs — HEALTH CARE — 12.04%
HCP Inc.	4,430,680	196,279,124
Health Care REIT Inc.	2,508,431	149,076,054
Healthcare Realty Trust Inc.	844,601	19,839,678
Omega Healthcare Investors Inc.[b]	1,073,692	24,630,494
Senior Housing Properties Trust	1,738,192	38,205,460
Ventas Inc.	2,898,788	183,406,317

		611,437,127
REITs — HOTELS — 3.56%
DiamondRock Hospitality Co.	1,933,076	16,392,485
Hospitality Properties Trust	1,219,195	28,187,789
Host Hotels & Resorts Inc.[b]	7,091,459	102,542,497
LaSalle Hotel Properties[b]	852,845	20,417,109
Sunstone Hotel Investors Inc.[a]	1,357,214	13,409,274

		180,949,154
REITs — MANUFACTURED HOMES — 0.51%
Equity Lifestyle Properties, Inc.	383,646	25,830,885

		25,830,885
REITs — MORTGAGE — 9.21%
American Capital Agency Corp.	3,370,313	111,287,735
Annaly Capital Management Inc.[b]	9,602,529	154,984,818
Chimera Investment Corp.	10,139,745	27,073,119
CYS Investments Inc.	1,715,396	23,020,614
Hatteras Financial Corp.	968,225	26,403,496
Invesco Mortgage Capital Inc.	1,140,569	24,442,394
MFA Financial Inc.	3,525,980	28,807,257
Redwood Trust Inc.[b]	791,964	12,346,719
Starwood Property Trust Inc.	1,151,798	26,399,210
Two Harbors Investment Corp.	2,753,922	32,854,289

		467,619,651
REITs — OFFICE PROPERTY — 9.56%
Alexandria Real Estate Equities Inc.	617,783	43,510,457
BioMed Realty Trust Inc.[b]	1,521,611	29,093,202
Boston Properties Inc.	1,485,083	157,864,323
Brandywine Realty Trust[b]	1,422,103	16,496,395
CommonWealth REIT	830,285	11,383,207
Corporate Office Properties Trust[b]	780,881	19,482,981

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2012

Security	Shares	Value

Douglas Emmett Inc.[b]	1,281,855	$30,059,500
Franklin Street Properties Corp.[b]	715,275	8,161,288
Highwoods Properties Inc.[b]	599,876	19,346,001
Kilroy Realty Corp.[b]	728,702	32,361,656
Mack-Cali Realty Corp.[b]	824,961	21,440,736
Piedmont Office Realty Trust Inc. Class A	1,666,664	29,666,619
SL Green Realty Corp.	885,769	66,698,406

		485,564,771
REITs — OUTLET CENTERS — 2.03%
American Realty Capital Trust Inc.	1,569,964	17,693,494
National Retail Properties Inc.[b]	1,066,577	33,789,160
Realty Income Corp.[b]	1,312,267	51,532,725

		103,015,379
REITs — REGIONAL MALLS — 14.04%
CBL & Associates Properties Inc.[b]	1,563,131	34,967,240
General Growth Properties Inc.	4,420,778	86,912,496
Macerich Co. (The)	1,307,628	74,534,796
Simon Property Group Inc.	2,976,829	453,103,142
Tanger Factory Outlet Centers Inc.[b]	926,266	29,149,591
Taubman Centers Inc.	433,897	34,082,609

		712,749,874
REITs — SHOPPING CENTERS — 5.00%
DDR Corp.[b]	2,337,587	35,905,336
Federal Realty Investment Trust	629,981	67,930,851
Kimco Realty Corp.	3,996,778	78,017,107
Regency Centers Corp.	885,375	42,515,707
Weingarten Realty Investors[b]	1,100,419	29,711,313

		254,080,314
REITs — STORAGE — 4.85%
Extra Space Storage Inc.	955,121	32,942,123
Public Storage	1,418,678	196,671,331
Sovran Self Storage Inc.	292,065	16,881,357

		246,494,811
REITs — WAREHOUSE/INDUSTRIAL — 3.69%
DCT Industrial Trust Inc.[b]	2,620,597	16,902,851
EastGroup Properties Inc.[b]	289,554	15,074,181
Prologis Inc.	4,538,462	155,623,862

		187,600,894

TOTAL COMMON STOCKS
(Cost: $5,188,444,853)		5,069,897,787

Security	Shares	Value

SHORT-TERM INVESTMENTS — 12.33%

MONEY MARKET FUNDS — 12.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	576,867,769	$576,867,769
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	41,182,603	41,182,603
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	8,139,551	8,139,551

		626,189,923

TOTAL SHORT-TERM INVESTMENTS
(Cost: $626,189,923)		626,189,923

TOTAL INVESTMENTS IN SECURITIES — 112.16%
(Cost: $5,814,634,776)		5,696,087,710
Other Assets, Less Liabilities — (12.16)%		(617,473,022)

NET ASSETS — 100.00%		$5,078,614,688

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 0.03%
Spirit AeroSystems Holdings Inc. Class Aa	3,521	$55,033

		55,033
APPAREL — 0.95%
Columbia Sportswear Co.[b]	398	22,447
Deckers Outdoor Corp.[a,b]	1,140	32,638
Nike Inc. Class B	10,848	991,290
Under Armour Inc. Class Aa,b	2,306	120,512
VF Corp.	2,576	403,093

		1,569,980
AUTO PARTS & EQUIPMENT — 0.52%
BorgWarner Inc.[a,b]	3,376	222,208
Fuel Systems Solutions Inc.[a,b]	384	6,248
Johnson Controls Inc.	19,992	514,794
Modine Manufacturing Co.[a,b]	1,152	7,834
WABCO Holdings Inc.[a]	1,909	111,810

		862,894
BANKS — 4.59%
Bank of Hawaii Corp.	1,328	58,645
Bank of New York Mellon Corp. (The)	35,134	868,161
BB&T Corp.	20,590	596,081
Capital One Financial Corp.	17,107	1,029,328
Cathay General Bancorp	2,161	38,228
Comerica Inc.	5,764	171,825
First Horizon National Corp.	7,511	69,927
Heartland Financial USA Inc.	322	9,241
International Bancshares Corp.	1,555	28,223
KeyCorp	28,103	236,627
M&T Bank Corp.	3,352	348,943
Northern Trust Corp.	6,400	305,792
Old National Bancorp	2,976	36,516
PNC Financial Services Group Inc. (The)[c]	15,570	906,018
Popular Inc.[a]	3,068	59,305
Regions Financial Corp.	41,640	271,493
State Street Corp.	14,361	640,070
Synovus Financial Corp.	21,673	53,099
U.S. Bancorp	55,768	1,852,055
Umpqua Holdings Corp.	3,360	40,622

		7,620,199

Security	Shares	Value

BEVERAGES — 2.15%
Coca-Cola Enterprises Inc.	8,815	$277,144
Green Mountain Coffee Roasters Inc.[a,b]	3,880	93,741
PepsiCo Inc.	46,048	3,188,363

		3,559,248
BIOTECHNOLOGY — 1.77%
Biogen Idec Inc.[a]	6,702	926,350
Cubist Pharmaceuticals Inc.[a]	1,855	79,580
Gilead Sciences Inc.[a]	22,297	1,497,467
Illumina Inc.[a]	3,651	173,459
Life Technologies Corp.[a]	5,255	257,022

		2,933,878
BUILDING MATERIALS — 0.20%
Apogee Enterprises Inc.	824	16,785
Masco Corp.	10,618	160,226
Owens Corning[a,b]	3,419	114,844
Simpson Manufacturing Co. Inc.	1,124	34,237

		326,092
CHEMICALS — 1.98%
Air Products and Chemicals Inc.	6,213	481,694
Celanese Corp. Series A	4,600	174,754
Ecolab Inc.	8,591	597,934
H.B. Fuller Co.	1,480	44,992
International Flavors & Fragrances Inc.	2,385	154,119
Minerals Technologies Inc.	528	37,836
Praxair Inc.	8,796	934,223
Rockwood Holdings Inc.	2,057	94,416
Sherwin-Williams Co. (The)	2,581	367,999
Sigma-Aldrich Corp.	3,559	249,628
Valspar Corp. (The)	2,588	145,006
Zoltek Companies Inc.[a]	826	5,658

		3,288,259
COMMERCIAL SERVICES — 0.98%
Automatic Data Processing Inc.	14,406	832,523
Capella Education Co.[a,b]	366	11,427
Convergys Corp.	3,368	56,616
Deluxe Corp.	1,487	46,855
DeVry Inc.	1,764	46,323
Iron Mountain Inc.	3,783	130,892
Kelly Services Inc. Class A	870	11,562
Manpower Inc.	2,369	89,880
Monster Worldwide Inc.[a,b]	3,531	21,963

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2012

Security	Shares	Value

PHH Corp.[a]	1,622	$33,754
Quanta Services Inc.[a]	6,116	158,588
R.R. Donnelley & Sons Co.[b]	5,263	52,735
Robert Half International Inc.	3,980	107,022
Team Inc.[a,b]	539	17,668

		1,617,808
COMPUTERS — 5.93%
Dell Inc.	43,686	403,222
Echelon Corp.[a,b]	927	3,068
EMC Corp.[a]	61,819	1,509,620
Hewlett-Packard Co.	58,244	806,679
IHS Inc. Class Aa	1,643	138,653
Imation Corp.[a,b]	869	3,971
International Business Machines Corp.	32,264	6,276,316
Lexmark International Inc. Class A	2,089	44,412
Seagate Technology PLC	11,238	307,022
Silicon Graphics International Corp.[a,b]	854	6,593
Super Micro Computer Inc.[a,b]	837	6,621
Teradata Corp.[a]	4,961	338,886

		9,845,063
COSMETICS & PERSONAL CARE — 4.63%
Avon Products Inc.	12,708	196,847
Colgate-Palmolive Co.	14,051	1,474,793
Estee Lauder Companies Inc. (The) Class A	6,986	430,477
Procter & Gamble Co. (The)	80,677	5,586,076

		7,688,193
DISTRIBUTION & WHOLESALE — 0.61%
Fastenal Co.	8,273	369,803
Genuine Parts Co.	4,592	287,367
W.W. Grainger Inc.	1,757	353,878

		1,011,048
DIVERSIFIED FINANCIAL SERVICES — 3.60%
American Express Co.	30,497	1,706,917
BlackRock Inc.[c]	3,899	739,562
Charles Schwab Corp. (The)	31,862	432,686
CME Group Inc.	9,278	518,919
Discover Financial Services	15,633	640,953
Franklin Resources Inc.	4,427	565,771
IntercontinentalExchange Inc.[a]	2,141	280,471
Invesco Ltd.	13,226	321,656
Legg Mason Inc.	3,708	94,480

Security	Shares	Value

NYSE Euronext Inc.	7,461	$184,734
T. Rowe Price Group Inc.	7,506	487,440

		5,973,589
ELECTRIC — 1.29%
Avista Corp.	1,695	43,087
Calpine Corp.[a]	9,224	162,342
CH Energy Group Inc.	426	27,703
Cleco Corp.	1,782	76,893
Consolidated Edison Inc.	8,608	519,751
IDACORP Inc.	1,455	65,068
Integrys Energy Group Inc.	2,304	124,508
ITC Holdings Corp.	1,515	120,624
MDU Resources Group Inc.	5,289	114,930
MGE Energy Inc.	666	35,058
National Fuel Gas Co.	2,082	109,721
Northeast Utilities	9,230	362,739
OGE Energy Corp.	2,893	166,579
Ormat Technologies Inc.	423	8,050
Pepco Holdings Inc.	6,711	133,348
Portland General Electric Co.	2,247	61,568

		2,131,969
ELECTRICAL COMPONENTS & EQUIPMENT — 0.29%
American Superconductor Corp.[a,b]	1,408	5,055
AMETEK Inc.	7,099	252,369
General Cable Corp.[a,b]	1,466	41,825
Hubbell Inc. Class B	1,528	127,924
Molex Inc.	1,973	51,239
SunPower Corp.[a,b]	1,144	4,931

		483,343

ELECTRONICS — 0.81%
Agilent Technologies Inc.	10,241	368,574
Brady Corp. Class A	1,423	43,771
Itron Inc.[a,b]	1,194	49,026
Thermo Fisher Scientific Inc.	10,827	661,097
Waters Corp.[a]	2,625	214,751

		1,337,219
ENERGY — ALTERNATE SOURCES — 0.01%
Clean Energy Fuels Corp.[a,b]	2,016	23,083

		23,083

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2012

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 0.06%
EMCOR Group Inc.	1,956	$62,905
Granite Construction Inc.	1,083	32,717

		95,622
ENTERTAINMENT — 0.04%
Vail Resorts Inc.	1,057	60,016

		60,016
ENVIRONMENTAL CONTROL — 0.08%
Calgon Carbon Corp.[a,b]	1,626	20,146
Darling International Inc.[a]	3,416	56,467
Tetra Tech Inc.[a,b]	1,861	48,274

		124,887
FOOD — 3.16%
Campbell Soup Co.	5,578	196,736
Dean Foods Co.[a]	5,473	92,165
Flowers Foods Inc.	3,608	71,042
General Mills Inc.	19,073	764,446
H.J. Heinz Co.	9,400	540,594
Hain Celestial Group Inc.[a,b]	1,112	64,274
Hillshire Brands Co.	3,483	90,593
J.M. Smucker Co. (The)	3,291	281,841
Kellogg Co.	7,372	385,703
McCormick & Co. Inc. NVS	3,521	216,964
Mondelez International Inc. Class A	49,589	1,316,092
Safeway Inc.[b]	7,049	114,969
Sysco Corp.	17,213	534,808
Tootsie Roll Industries Inc.[b]	554	14,764
United Natural Foods Inc.[a]	1,438	76,559
Whole Foods Market Inc.	5,129	485,870

		5,247,420
FOREST PRODUCTS & PAPER — 0.15%
Domtar Corp.	1,075	85,731
MeadWestvaco Corp.	5,039	149,608
Wausau Paper Corp.	1,367	11,305

		246,644
GAS — 0.69%
AGL Resources Inc.	3,453	140,986
Atmos Energy Corp.	2,626	94,457
CenterPoint Energy Inc.	11,933	258,588
New Jersey Resources Corp.	1,215	54,019
NiSource Inc.	8,399	213,922

Security	Shares	Value

Northwest Natural Gas Co.	807	$37,550
Piedmont Natural Gas Co.	2,092	66,672
Questar Corp.	5,245	106,159
UGI Corp.	3,305	106,718
WGL Holdings Inc.	1,497	59,536

		1,138,607
HAND & MACHINE TOOLS — 0.34%
Lincoln Electric Holdings Inc.	2,346	101,746
Snap-on Inc.	1,719	132,930
Stanley Black & Decker Inc.	4,780	331,254

		565,930
HEALTH CARE — PRODUCTS — 2.56%
Affymetrix Inc.[a]	1,955	6,197
Baxter International Inc.	16,381	1,025,942
Becton, Dickinson and Co.	5,956	450,750
Edwards Lifesciences Corp.[a]	3,368	292,443
Henry Schein Inc.[a,b]	2,646	195,222
Hill-Rom Holdings Inc.	1,815	50,983
Hospira Inc.[a]	4,856	149,031
IDEXX Laboratories Inc.[a,b]	1,630	156,806
Invacare Corp.	849	11,589
Medtronic Inc.	30,536	1,269,687
St. Jude Medical Inc.	9,214	352,528
TECHNE Corp.	1,017	68,505
Varian Medical Systems Inc.[a,b]	3,276	218,706

		4,248,389
HEALTH CARE — SERVICES — 1.04%
Cigna Corp.	8,490	432,990
Health Management Associates Inc. Class Aa,b	7,447	54,363
Humana Inc.	4,795	356,125
Molina Healthcare Inc.[a]	876	21,961
Quest Diagnostics Inc.	4,668	269,437
WellPoint Inc.	9,755	597,786

		1,732,662
HOME BUILDERS — 0.15%
KB Home[b]	1,983	31,689
Meritage Homes Corp.[a,b]	989	36,573
PulteGroup Inc.[a]	10,212	177,076

		245,338

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2012

Security	Shares	Value

HOME FURNISHINGS — 0.19%
Harman International Industries Inc.	2,089	$87,592
Whirlpool Corp.	2,285	223,199

		310,791
HOUSEHOLD PRODUCTS & WARES — 0.87%
Avery Dennison Corp.	3,043	98,532
Clorox Co. (The)	3,634	262,738
Kimberly-Clark Corp.	11,546	963,514
Tupperware Brands Corp.	1,628	96,215
WD-40 Co.	463	22,159

		1,443,158
INSURANCE — 2.76%
ACE Ltd.	9,978	784,770
Aflac Inc.	13,783	686,118
Chubb Corp. (The)	7,933	610,682
Erie Indemnity Co. Class A	842	52,389
Hartford Financial Services Group Inc. (The)	12,313	267,315
Marsh & McLennan Companies Inc.	16,033	545,603
PartnerRe Ltd.[b]	1,896	153,576
Phoenix Companies Inc. (The)[a]	170	5,124
Principal Financial Group Inc.	8,817	242,820
Progressive Corp. (The)	17,022	379,591
StanCorp Financial Group Inc.	1,298	44,586
Travelers Companies Inc. (The)	11,432	810,986

		4,583,560
INTERNET — 4.78%
eBay Inc.[a]	34,215	1,652,242
Google Inc. Class Aa	7,654	5,202,960
Netflix Inc.[a,b]	1,552	122,748
Symantec Corp.[a]	21,181	385,282
Yahoo! Inc.[a]	34,103	573,271

		7,936,503
IRON & STEEL — 0.24%
Nucor Corp.	9,343	374,935
Schnitzer Steel Industries Inc. Class A	702	20,014

		394,949
LEISURE TIME — 0.19%
Harley-Davidson Inc.	6,821	318,950

		318,950

Security	Shares	Value

LODGING — 0.19%
Choice Hotels International Inc.	865	$27,066
Marriott International Inc. Class A	7,780	283,814

		310,880
MACHINERY — 1.45%
Cummins Inc.	5,366	502,150
Deere & Co.	11,128	950,776
Gardner Denver Inc.	1,470	101,915
Graco Inc.	1,765	84,826
Kadant Inc.[a]	361	8,769
Lindsay Corp.	385	29,403
Middleby Corp. (The)[a,b]	553	69,097
Nordson Corp.	1,623	95,806
Rockwell Automation Inc.	4,198	298,310
Tennant Co.	495	18,523
Wabtec Corp.	1,428	116,953
Xylem Inc.	5,446	132,120

		2,408,648
MANUFACTURING — 2.93%
3M Co.	19,407	1,700,053
A.O. Smith Corp.	1,175	71,405
CLARCOR Inc.	1,481	67,000
Cooper Industries PLC	4,673	350,195
Donaldson Co. Inc.	4,162	134,308
Dover Corp.	5,396	314,155
Eaton Corp.	9,438	445,662
Illinois Tool Works Inc.	12,658	776,315
Ingersoll-Rand PLC	8,809	414,287
Leggett & Platt Inc.	4,108	108,985
Pall Corp.	3,403	214,253
Pentair Ltd. Registered	6,182	261,128

		4,857,746
MEDIA — 2.66%
Discovery Communications Inc. Series Aa	4,295	253,491
Discovery Communications Inc. Series C NVS[a,b]	3,007	164,723
FactSet Research Systems Inc.[b]	1,263	114,365
John Wiley & Sons Inc. Class A	1,423	61,730
Liberty Global Inc. Series Aa	4,048	243,001
New York Times Co. (The) Class Aa,b	3,902	31,918
Scholastic Corp.	805	26,557

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2012

Security	Shares	Value

Scripps Networks Interactive Inc. Class A	2,633	$159,876
Time Warner Cable Inc.	9,203	912,109
Walt Disney Co. (The)	49,993	2,453,157

		4,420,927
METAL FABRICATE & HARDWARE — 0.08%
Timken Co. (The)	2,466	97,382
Worthington Industries Inc.	1,525	32,971

		130,353
MINING — 0.22%
Alcoa Inc.	31,436	269,406
Compass Minerals International Inc.	974	76,800
Horsehead Holding Corp.[a,b]	1,272	11,512

		357,718
OFFICE & BUSINESS EQUIPMENT — 0.20%
Pitney Bowes Inc.[b]	5,872	84,322
Xerox Corp.	39,674	255,501

		339,823
OFFICE FURNISHINGS — 0.09%
Herman Miller Inc.	1,719	33,331
HNI Corp.	1,366	37,592
Interface Inc.	1,848	26,445
Knoll Inc.	1,368	19,686
Steelcase Inc. Class A	2,469	24,715

		141,769
OIL & GAS — 4.10%
Apache Corp.	11,509	952,370
Continental Resources Inc.[a]	1,331	95,646
Denbury Resources Inc.[a]	11,513	176,494
Devon Energy Corp.	11,312	658,472
Energen Corp.	2,125	99,131
EOG Resources Inc.	7,941	925,047
EQT Corp.	4,410	267,378
Hess Corp.	9,063	473,632
Newfield Exploration Co.[a]	3,975	107,802
Noble Corp.	7,439	280,748
Noble Energy Inc.	5,240	497,852
Phillips 66	17,499	825,253
Pioneer Natural Resources Co.	3,435	362,908
QEP Resources Inc.	5,231	151,699
Quicksilver Resources Inc.[a,b]	2,725	10,546

Security	Shares	Value

Range Resources Corp.	4,770	$311,767
Southwestern Energy Co.[a]	10,288	356,994
Ultra Petroleum Corp.[a,b]	4,533	103,398
Whiting Petroleum Corp.[a]	3,464	145,557

		6,802,694
OIL & GAS SERVICES — 0.97%
Cameron International Corp.[a]	7,257	367,494
FMC Technologies Inc.[a]	7,053	288,468
Geospace Technologies Corp.[a,b]	349	22,591
National Oilwell Varco Inc.	12,550	924,935

		1,603,488
PACKAGING & CONTAINERS — 0.37%
Ball Corp.	4,373	187,295
Bemis Co. Inc.	3,039	100,439
Rock-Tenn Co. Class A	2,093	153,187
Sealed Air Corp.	5,377	87,215
Sonoco Products Co.	2,964	92,269

		620,405
PHARMACEUTICALS — 8.85%
Abbott Laboratories	46,324	3,035,148
Bristol-Myers Squibb Co.	49,729	1,653,489
Endo Health Solutions Inc.[a]	3,441	98,619
Johnson & Johnson	80,824	5,723,956
Merck & Co. Inc.	89,552	4,086,258
Patterson Companies Inc.	2,614	87,308

		14,684,778
PIPELINES — 0.33%
Spectra Energy Corp.	19,194	554,131

		554,131
REAL ESTATE — 0.19%
CBRE Group Inc. Class Aa	9,190	165,604
Forest City Enterprises Inc. Class Aa	3,541	56,833
Jones Lang LaSalle Inc.	1,286	99,974

		322,411
REAL ESTATE INVESTMENT TRUSTS — 2.77%
American Tower Corp.	11,623	875,096
AvalonBay Communities Inc.	2,803	379,975
Boston Properties Inc.	4,407	468,464
Corporate Office Properties Trust	2,087	52,071
Digital Realty Trust Inc.[b]	3,535	217,155
Equity Residential	8,837	507,332

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2012

Security	Shares	Value

Host Hotels & Resorts Inc.	21,129	$305,525
Liberty Property Trust	3,436	120,672
Plum Creek Timber Co. Inc.	4,750	208,525
Potlatch Corp.	1,162	44,714
Prologis Inc.	13,541	464,321
Regency Centers Corp.	2,651	127,301
Vornado Realty Trust[b]	4,910	393,831
Weyerhaeuser Co.	15,826	438,222

		4,603,204
RETAIL — 9.64%
Bed Bath & Beyond Inc.[a]	6,828	393,839
Best Buy Co. Inc.	8,543	129,939
Buckle Inc. (The)[b]	825	37,265
CarMax Inc.[a]	6,742	227,542
Chipotle Mexican Grill Inc.[a,b]	935	237,986
Costco Wholesale Corp.	12,756	1,255,573
CVS Caremark Corp.	37,730	1,750,672
Darden Restaurants Inc.	3,787	199,272
Fifth & Pacific Companies Inc.[a,b]	3,219	35,345
Foot Locker Inc.	4,461	149,443
Gap Inc. (The)	9,412	336,197
Home Depot Inc. (The)	45,067	2,766,212
J.C. Penney Co. Inc.	4,856	116,593
Jack in the Box Inc.[a,b]	1,235	32,122
Kohl’s Corp.	6,689	356,390
McDonald’s Corp.	29,921	2,597,143
Men’s Wearhouse Inc. (The)	1,435	47,054
Nordstrom Inc.	4,899	278,116
Nu Skin Enterprises Inc. Class A	1,676	79,325
Office Depot Inc.[a,b]	8,219	20,383
OfficeMax Inc.	2,498	18,360
Pep Boys — Manny, Moe & Jack (The)	1,644	16,424
PetSmart Inc.	3,188	211,651
PVH Corp.	2,029	223,170
RadioShack Corp.[b]	2,910	6,518
Staples Inc.[b]	20,248	233,156
Starbucks Corp.	22,331	1,024,993
Target Corp.	18,493	1,178,929
Tiffany & Co.	3,742	236,569
TJX Companies Inc. (The)	21,818	908,283
Walgreen Co.	25,408	895,124

		15,999,588

Security	Shares	Value

SAVINGS & LOANS — 0.18%
New York Community Bancorp Inc.	12,895	$178,725
People’s United Financial Inc.	10,453	125,749

		304,474
SEMICONDUCTORS — 5.05%
Advanced Micro Devices Inc.[a,b]	17,505	35,885
Analog Devices Inc.	8,782	343,464
Applied Materials Inc.	37,666	399,260
Cree Inc.[a,b]	3,210	97,359
Entegris Inc.[a]	3,956	32,479
First Solar Inc.[a,b]	1,785	43,393
Intel Corp.	148,126	3,203,225
Lam Research Corp.[a,b]	6,014	212,896
LSI Corp.[a]	16,710	114,463
QUALCOMM Inc.	50,471	2,956,339
Texas Instruments Inc.	33,700	946,633

		8,385,396
SOFTWARE — 5.39%
Adobe Systems Inc.[a]	14,622	497,148
Advent Software Inc.[a,b]	987	21,418
Autodesk Inc.[a]	6,765	215,398
BMC Software Inc.[a]	4,675	190,272
CA Inc.	9,713	218,737
Cerner Corp.[a]	4,254	324,112
Compuware Corp.[a]	6,378	55,233
Dun & Bradstreet Corp. (The)	1,407	114,023
Electronic Arts Inc.[a]	9,331	115,238
Microsoft Corp.	222,613	6,352,262
Red Hat Inc.[a]	5,694	279,974
Salesforce.com Inc.[a]	3,856	562,899

		8,946,714
TELECOMMUNICATIONS — 3.83%
CenturyLink Inc.	18,306	702,585
Cincinnati Bell Inc.[a,b]	5,500	28,655
Cisco Systems Inc.	157,721	2,703,338
Corning Inc.	44,748	525,789
Crown Castle International Corp.[a]	8,617	575,185
Frontier Communications Corp.[b]	29,549	139,471
Leap Wireless International Inc.[a]	1,541	8,229
Motorola Solutions Inc.	7,721	399,021
Plantronics Inc.	1,266	41,069
Polycom Inc.[a]	5,159	51,693

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

October 31, 2012

Security	Shares	Value

SBA Communications Corp. Class Aa	3,570	$237,869
Sprint Nextel Corp.[a]	88,352	489,470
Tellabs Inc.	9,988	29,165
Virgin Media Inc.[b]	7,742	253,473
Windstream Corp.[b]	17,291	164,956

		6,349,968
TEXTILES — 0.09%
Mohawk Industries Inc.[a]	1,724	143,902

		143,902
TOYS, GAMES & HOBBIES — 0.22%
Mattel Inc.	10,049	369,602

		369,602
TRANSPORTATION — 2.34%
Arkansas Best Corp.	702	5,651
C.H. Robinson Worldwide Inc.	4,778	288,257
CSX Corp.	30,629	626,976
Expeditors International of Washington Inc.	6,254	228,959
Genesee & Wyoming Inc. Class Aa	1,300	94,211
J.B. Hunt Transport Services Inc.	2,763	162,188
Kansas City Southern Industries Inc.	3,241	260,771
Norfolk Southern Corp.	9,602	589,083
Ryder System Inc.	1,529	68,988
United Parcel Service Inc. Class B	21,366	1,565,059

		3,890,143

TOTAL COMMON STOCKS (Cost: $142,950,083)		165,569,086

SHORT-TERM INVESTMENTS — 1.92%

MONEY MARKET FUNDS — 1.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	2,753,275	2,753,275
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	196,557	196,557
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	241,111	241,111

		3,190,943

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,190,943)		3,190,943

Value

TOTAL INVESTMENTS IN SECURITIES — 101.70%
(Cost: $146,141,026)	$168,760,029
Other Assets, Less Liabilities — (1.70)%	(2,820,832)

NET ASSETS — 100.00%	$165,939,197

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 1.85%
Rockwell Collins Inc.	59,645	$3,195,779

		3,195,779
APPAREL — 2.17%
Nike Inc. Class B	41,117	3,757,271

		3,757,271
AUTO MANUFACTURERS — 0.24%
Ford Motor Co.	37,265	415,877

		415,877
AUTO PARTS & EQUIPMENT — 0.43%
Johnson Controls Inc.	28,669	738,227

		738,227
BANKS — 4.46%
Bank of New York Mellon Corp. (The)	20,101	496,696
BB&T Corp.	12,301	356,114
Comerica Inc.	7,581	225,989
KeyCorp	105,319	886,786
M&T Bank Corp.	12,909	1,343,827
Northern Trust Corp.	38,450	1,837,141
PNC Financial Services Group Inc. (The)[a]	4,925	286,586
State Street Corp.	10,019	446,547
U.S. Bancorp	55,380	1,839,170

		7,718,856
BEVERAGES — 0.20%
Coca-Cola Enterprises Inc.	11,202	352,191

		352,191
BIOTECHNOLOGY — 1.02%
Alexion Pharmaceuticals Inc.[b]	1,696	153,285
Biogen Idec Inc.[b]	1,840	254,325
Gilead Sciences Inc.[b]	14,725	988,931
Life Technologies Corp.[b,c]	4,084	199,748
Vertex Pharmaceuticals Inc.[b]	3,525	170,046

		1,766,335
BUILDING MATERIALS — 0.73%
Masco Corp.	83,873	1,265,644

		1,265,644
CHEMICALS — 2.18%
Air Products and Chemicals Inc.	8,147	631,637
Ecolab Inc.	10,974	763,790

Security	Shares	Value

Praxair Inc.	5,816	$617,717
Sigma-Aldrich Corp.	25,040	1,756,306

		3,769,450
COMPUTERS — 10.19%
Accenture PLC Class A	45,824	3,088,996
Apple Inc.	10,926	6,502,062
Dell Inc.	113,982	1,052,054
Hewlett-Packard Co.	62,117	860,320
International Business Machines Corp.	31,524	6,132,364

		17,635,796
COSMETICS & PERSONAL CARE — 3.34%
Estee Lauder Companies Inc. (The) Class A	27,514	1,695,412
Procter & Gamble Co. (The)	58,878	4,076,713

		5,772,125
DISTRIBUTION & WHOLESALE — 0.20%
W.W. Grainger Inc.	1,701	342,598

		342,598
DIVERSIFIED FINANCIAL SERVICES — 4.34%
American Express Co.	60,044	3,360,663
Charles Schwab Corp. (The)	14,127	191,845
CME Group Inc.	37,006	2,069,746
Franklin Resources Inc.	2,784	355,795
IntercontinentalExchange Inc.[b]	3,682	482,342
Legg Mason Inc.	7,163	182,513
T. Rowe Price Group Inc.	13,210	857,857

		7,500,761
ELECTRIC — 4.16%
Consolidated Edison Inc.	3,221	194,484
NextEra Energy Inc.	51,495	3,607,740
PG&E Corp.	73,360	3,119,267
Xcel Energy Inc.	9,711	274,336

		7,195,827
ELECTRONICS — 1.49%
Agilent Technologies Inc.	33,801	1,216,498
Tyco International Ltd.	8,241	221,436
Waters Corp.[b,c]	14,036	1,148,285

		2,586,219
FOOD — 5.79%
Campbell Soup Co.	37,474	1,321,708
General Mills Inc.	41,284	1,654,663

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

October 31, 2012

Security	Shares	Value

H.J. Heinz Co.	41,698	$2,398,052
Kellogg Co.	10,584	553,755
McCormick & Co. Inc. NVS	8,442	520,196
Mondelez International Inc. Class A	58,043	1,540,461
Sysco Corp.	22,708	705,537
Whole Foods Market Inc.	14,034	1,329,441

		10,023,813
HEALTH CARE — PRODUCTS — 2.64%
Becton, Dickinson and Co.	38,071	2,881,213
Henry Schein Inc.[b,c]	10,737	792,176
Medtronic Inc.	21,448	891,808

		4,565,197
HEALTH CARE — SERVICES — 0.82%
Aetna Inc.	20,550	898,035
Cigna Corp.	4,182	213,282
Humana Inc.	4,142	307,626

		1,418,943
HOUSEHOLD PRODUCTS & WARES — 1.00%
Avery Dennison Corp.	14,080	455,910
Clorox Co. (The)	8,698	628,865
Kimberly-Clark Corp.	7,659	639,144

		1,723,919
INSURANCE — 5.91%
ACE Ltd.	15,772	1,240,468
Aflac Inc.	27,149	1,351,477
Chubb Corp. (The)	7,793	599,905
Genworth Financial Inc. Class Ab	37,459	223,256
Marsh & McLennan Companies Inc.	95,058	3,234,824
MetLife Inc.	13,987	496,398
Principal Financial Group Inc.	8,030	221,146
Progressive Corp. (The)	29,869	666,079
Travelers Companies Inc. (The)	30,836	2,187,506

		10,221,059
INTERNET — 2.05%
Google Inc. Class Ab	4,109	2,793,175
Symantec Corp.[b]	25,530	464,391
Yahoo! Inc.[b]	17,166	288,560

		3,546,126
IRON & STEEL — 0.33%
Nucor Corp.	14,232	571,130

		571,130

Security	Shares	Value

LODGING — 0.24%
Marriott International Inc. Class A	11,442	$417,404

		417,404
MACHINERY — 2.26%
Cummins Inc.	4,738	443,382
Deere & Co.	21,606	1,846,017
Xylem Inc.	67,160	1,629,301

		3,918,700
MANUFACTURING — 2.64%
Cooper Industries PLC	4,594	344,275
Eaton Corp.	84,082	3,970,352
Pall Corp.	3,947	248,503

		4,563,130
OFFICE & BUSINESS EQUIPMENT — 0.45%
Pitney Bowes Inc.[c]	12,435	178,566
Xerox Corp.	92,811	597,703

		776,269
OIL & GAS — 5.58%
Apache Corp.	5,220	431,955
Cimarex Energy Co.	3,050	174,399
Concho Resources Inc.[b]	2,022	174,135
Denbury Resources Inc.[b,c]	46,519	713,136
Devon Energy Corp.	22,760	1,324,860
EOG Resources Inc.	5,559	647,568
EQT Corp.	3,899	236,396
Hess Corp.	15,364	802,923
Marathon Oil Corp.	13,255	398,445
Newfield Exploration Co.[b]	13,260	359,611
Noble Corp.	33,963	1,281,764
Noble Energy Inc.	2,269	215,578
Pioneer Natural Resources Co.	4,778	504,796
QEP Resources Inc.	15,230	441,670
Range Resources Corp.	11,829	773,143
Southwestern Energy Co.[b]	16,160	560,752
Ultra Petroleum Corp.[b,c]	9,859	224,884
Whiting Petroleum Corp.[b]	9,066	380,953

		9,646,968
OIL & GAS SERVICES — 0.29%
National Oilwell Varco Inc.	4,639	341,895
Superior Energy Services Inc.[b]	7,919	160,993

		502,888

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

October 31, 2012

Security	Shares	Value

PACKAGING & CONTAINERS — 1.27%
Ball Corp.	51,433	$2,202,875

		2,202,875
PHARMACEUTICALS — 5.26%
Abbott Laboratories	16,124	1,056,445
Bristol-Myers Squibb Co.	61,901	2,058,208
Johnson & Johnson	27,939	1,978,640
Merck & Co. Inc.	62,799	2,865,518
Patterson Companies Inc.	34,173	1,141,378

		9,100,189
PIPELINES — 2.45%
Spectra Energy Corp.	146,542	4,230,668

		4,230,668
REAL ESTATE — 0.86%
CBRE Group Inc. Class Ab	82,188	1,481,028

		1,481,028
REAL ESTATE INVESTMENT TRUSTS — 2.46%
Digital Realty Trust Inc.[c]	2,224	136,620
Liberty Property Trust	47,900	1,682,248
Prologis Inc.[c]	71,189	2,441,071

		4,259,939
RETAIL — 8.81%
Best Buy Co. Inc.	9,137	138,974
CarMax Inc.[b]	6,124	206,685
Darden Restaurants Inc.	3,740	196,799
Gap Inc. (The)	61,011	2,179,313
Kohl’s Corp.	12,191	649,536
Macy’s Inc.	5,795	220,616
McDonald’s Corp.	27,477	2,385,004
Nordstrom Inc.	21,224	1,204,886
Staples Inc.	29,411	338,668
Starbucks Corp.	98,188	4,506,829
Tiffany & Co.	16,348	1,033,520
TJX Companies Inc. (The)	52,279	2,176,375

		15,237,205
SEMICONDUCTORS — 3.44%
Advanced Micro Devices Inc.[b,c]	69,003	141,456
Applied Materials Inc.	43,327	459,266
Intel Corp.	127,628	2,759,956
QUALCOMM Inc.	23,096	1,352,848
Texas Instruments Inc.	44,011	1,236,269

		5,949,795

Security	Shares	Value

SOFTWARE — 4.70%
Adobe Systems Inc.[b,c]	23,480	$798,320
Autodesk Inc.[b]	17,362	552,806
CA Inc.	29,965	674,812
Intuit Inc.	17,809	1,058,211
Microsoft Corp.	72,168	2,059,314
Oracle Corp.	79,809	2,478,069
Salesforce.com Inc.[b,c]	3,473	506,989

		8,128,521
TELECOMMUNICATIONS — 2.23%
Cisco Systems Inc.	119,414	2,046,755
Corning Inc.	24,988	293,609
Motorola Solutions Inc.	16,017	827,759
Sprint Nextel Corp.[b]	125,871	697,325

		3,865,448
TOYS, GAMES & HOBBIES — 0.32%
Mattel Inc.	15,181	558,357

		558,357
TRANSPORTATION — 1.10%
Norfolk Southern Corp.	14,439	885,833
United Parcel Service Inc. Class B	13,820	1,012,315

		1,898,148

TOTAL COMMON STOCKS
(Cost: $153,398,110)		172,820,675

SHORT-TERM INVESTMENTS — 2.04%

MONEY MARKET FUNDS — 2.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[a,d,e]	2,990,469	2,990,469
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[a,d,e]	213,489	213,489
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[a,d]	332,294	332,294

		3,536,252

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,536,252)		3,536,252

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

October 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 101.94%
(Cost: $156,934,362)	$176,356,927
Other Assets, Less Liabilities — (1.94)%	(3,355,179)

NET ASSETS — 100.00%	$173,001,748

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.93%

REITs — APARTMENTS — 18.34%
American Campus Communities Inc.[a]	884,544	$40,078,689
AvalonBay Communities Inc.	940,279	127,464,221
Camden Property Trust	791,727	51,961,043
Equity Residential	2,964,494	170,191,600
Essex Property Trust Inc.[a]	347,264	52,089,600
UDR Inc.[a]	2,469,692	59,939,425

		501,724,578
REITs — DIVERSIFIED — 9.05%
Digital Realty Trust Inc.[a]	1,189,476	73,069,511
Liberty Property Trust[a]	1,157,076	40,636,509
Vornado Realty Trust	1,667,432	133,744,721

		247,450,741
REITs — HEALTH CARE — 19.02%
HCP Inc.	4,350,735	192,737,560
Health Care REIT Inc.	2,480,127	147,393,948
Ventas Inc.	2,850,153	180,329,180

		520,460,688
REITs — HOTELS — 3.74%
Host Hotels & Resorts Inc.[a]	7,084,186	102,437,330

		102,437,330
REITs — OFFICE PROPERTY — 12.44%
Alexandria Real Estate Equities Inc.	612,225	43,119,007
Boston Properties Inc.	1,477,344	157,041,667
Corporate Office Properties Trust[a]	784,318	19,568,734
Douglas Emmett Inc.[a]	1,281,487	30,050,870
Highwoods Properties Inc.[a]	742,341	23,940,498
SL Green Realty Corp.[a]	883,894	66,557,218

		340,277,994
REITs — REGIONAL MALLS — 16.55%
General Growth Properties Inc.	4,439,320	87,277,031
Macerich Co. (The)[a]	1,307,197	74,510,229
Simon Property Group Inc.	1,419,174	216,012,475
Tanger Factory Outlet Centers Inc.	913,423	28,745,422
Taubman Centers Inc.	590,157	46,356,832

		452,901,989
REITs — SHOPPING CENTERS — 7.99%
Federal Realty Investment Trust	630,266	67,961,583
Kimco Realty Corp.	4,012,762	78,329,114

Security	Shares	Value

Regency Centers Corp.[a]	886,814	$42,584,808
Weingarten Realty Investors[a]	1,100,087	29,702,349

		218,577,854
REITs — STORAGE — 7.11%
Public Storage	1,403,600	194,581,068

		194,581,068
REITs — WAREHOUSE/INDUSTRIAL — 5.69%
Prologis Inc.	4,540,044	155,678,109

		155,678,109

TOTAL COMMON STOCKS
(Cost: $2,578,754,439)		2,734,090,351

SHORT-TERM INVESTMENTS — 14.66%

MONEY MARKET FUNDS — 14.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,c,d]	371,812,274	371,812,274
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[b,c,d]	26,543,686	26,543,686
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	2,706,189	2,706,189

		401,062,149

TOTAL SHORT-TERM INVESTMENTS
(Cost: $401,062,149)		401,062,149

TOTAL INVESTMENTS IN SECURITIES — 114.59%
(Cost: $2,979,816,588)		3,135,152,500
Other Assets, Less Liabilities — (14.59)%		(399,140,604)

NET ASSETS — 100.00%		$2,736,011,896

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2012

	iShares Dow Jones U.S. Basic Materials Sector Index Fund	iShares Dow Jones U.S. Consumer Goods Sector Index Fund	iShares Dow Jones U.S. Consumer Services Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$629,952,011	$367,511,228	$300,092,253
Affiliated (Note 2)	16,606,146	10,606,545	9,720,588

Total cost of investments	$646,558,157	$378,117,773	$309,812,841

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$472,043,059	$381,328,248	$315,751,166
Affiliated (Note 2)	16,606,146	10,606,545	9,720,588

Total fair value of investments	488,649,205	391,934,793	325,471,754
Receivables:
Dividends and interest	802,635	624,649	116,701

Total Assets	489,451,840	392,559,442	325,588,455

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	15,995,193	10,050,331	9,576,264
Capital shares redeemed	50,601	—	—
Investment advisory fees (Note 2)	195,544	150,154	124,480

Total Liabilities	16,241,338	10,200,485	9,700,744

NET ASSETS	$473,210,502	$382,358,957	$315,887,711

Net assets consist of:
Paid-in capital	$689,015,560	$386,955,334	$317,620,103
Undistributed (distributions in excess of) net investment income	(340,693)	890,086	187,797
Accumulated net realized loss	(57,555,413)	(19,303,483)	(17,579,102)
Net unrealized appreciation (depreciation)	(157,908,952)	13,817,020	15,658,913

NET ASSETS	$473,210,502	$382,358,957	$315,887,711

Shares outstanding[b]	7,050,000	5,150,000	3,700,000

Net asset value per share	$67.12	$74.24	$85.38

[a]	Securities on loan with values of $15,604,211, $9,819,987 and $9,330,324, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2012

	iShares Dow Jones U.S. Financial Sector Index Fund	iShares Dow Jones U.S. Industrial Sector Index Fund	iShares Dow Jones U.S. Financial Services Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$610,534,448	$682,289,692	$337,366,949
Affiliated (Note 2)	30,822,096	18,369,140	18,021,824

Total cost of investments	$641,356,544	$700,658,832	$355,388,773

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$517,004,923	$653,580,697	$286,311,645
Affiliated (Note 2)	29,358,273	18,369,140	16,806,816

Total fair value of investments	546,363,196	671,949,837	303,118,461
Receivables:
Dividends and interest	302,630	988,436	206,044
Capital shares sold	—	186,420	—

Total Assets	546,665,826	673,124,693	303,324,505

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	17,424,765	17,811,517	4,974,980
Investment advisory fees (Note 2)	194,762	223,102	115,879

Total Liabilities	17,619,527	18,034,619	5,090,859

NET ASSETS	$529,046,299	$655,090,074	$298,233,646

Net assets consist of:
Paid-in capital	$764,572,548	$704,697,809	$463,459,186
Undistributed (distributions in excess of) net investment income	(48,018)	911,681	427,828
Accumulated net realized loss	(140,484,883)	(21,810,421)	(113,383,056)
Net unrealized depreciation	(94,993,348)	(28,708,995)	(52,270,312)

NET ASSETS	$529,046,299	$655,090,074	$298,233,646

Shares outstanding[b]	8,950,000	9,300,000	5,250,000

Net asset value per share	$59.11	$70.44	$56.81

[a]	Securities on loan with values of $17,019,844, $17,407,894 and $4,848,696, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2012

	iShares Dow Jones U.S. Real Estate Index Fund	iShares MSCI KLD 400 Social Index Fund	iShares MSCI USA ESG Select Social Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$5,188,444,853	$141,359,184	$153,180,992
Affiliated (Note 2)	626,189,923	4,781,842	3,753,370

Total cost of investments	$5,814,634,776	$146,141,026	$156,934,362

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,069,897,787	$163,923,506	$172,534,089
Affiliated (Note 2)	626,189,923	4,836,523	3,822,838

Total fair value of investments	5,696,087,710	168,760,029	176,356,927
Cash	—	441	—
Receivables:
Dividends and interest	3,011,431	200,622	222,334
Capital shares sold	435,757	—	—

Total Assets	5,699,534,898	168,961,092	176,579,261

LIABILITIES
Payables:
Investment securities purchased	918,633	—	298,917
Collateral for securities on loan (Note 5)	618,050,372	2,949,832	3,203,958
Investment advisory fees (Note 2)	1,951,205	72,063	74,638

Total Liabilities	620,920,210	3,021,895	3,577,513

NET ASSETS	$5,078,614,688	$165,939,197	$173,001,748

Net assets consist of:
Paid-in capital	$5,091,765,927	$147,978,793	$170,654,847
Undistributed (distributions in excess of) net investment income	(13,615,779)	197,429	300,224
Undistributed net realized gain (accumulated net realized loss)	119,011,606	(4,856,028)	(17,375,888)
Net unrealized appreciation (depreciation)	(118,547,066)	22,619,003	19,422,565

NET ASSETS	$5,078,614,688	$165,939,197	$173,001,748

Shares outstanding[b]	79,350,000	3,250,000	2,950,000

Net asset value per share	$64.00	$51.06	$58.64

[a]	Securities on loan with values of $600,345,248, $2,873,355 and $3,119,780, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2012

iShares Cohen & Steers Realty Majors Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,578,754,439
Affiliated (Note 2)	401,062,149

Total cost of investments	$2,979,816,588

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,734,090,351
Affiliated (Note 2)	401,062,149

Total fair value of investments	3,135,152,500
Receivables:
Dividends and interest	254,171

Total Assets	3,135,406,671

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	398,355,960
Capital shares redeemed	203,557
Investment advisory fees (Note 2)	835,258

Total Liabilities	399,394,775

NET ASSETS	$2,736,011,896

Net assets consist of:
Paid-in capital	$3,041,513,994
Distributions in excess of net investment income	(9,879,188)
Accumulated net realized loss	(450,958,822)
Net unrealized appreciation	155,335,912

NET ASSETS	$2,736,011,896

Shares outstanding[b]	35,550,000

Net asset value per share	$76.96

[a]	Securities on loan with a value of $387,417,786. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2012

	iShares Dow Jones U.S. Basic Materials Sector Index Fund	iShares Dow Jones U.S. Consumer Goods Sector Index Fund	iShares Dow Jones U.S. Consumer Services Sector Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,512,759	$5,275,482	$2,320,837
Interest — affiliated (Note 2)	265	188	137
Securities lending income — affiliated (Note 2)	138,444	45,503	70,368

Total investment income	5,651,468	5,321,173	2,391,342

EXPENSES
Investment advisory fees (Note 2)	1,158,699	930,750	711,012

Total expenses	1,158,699	930,750	711,012

Net investment income	4,492,769	4,390,423	1,680,330

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(12,056,134)	(1,265,001)	(4,255,150)
In-kind redemptions — unaffiliated	(19,799,858)	9,643,979	7,010,621

Net realized gain (loss)	(31,855,992)	8,378,978	2,755,471

Net change in unrealized appreciation/depreciation	1,569,170	(6,633,322)	8,180,710

Net realized and unrealized gain (loss)	(30,286,822)	1,745,656	10,936,181

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25,794,053)	$6,136,079	$12,616,511

[a]	Net of foreign withholding tax of $46,462, $ — and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2012

	iShares Dow Jones U.S. Financial Sector Index Fund	iShares Dow Jones U.S. Industrial Sector Index Fund	iShares Dow Jones U.S. Financial Services Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,492,662	$5,444,242	$2,129,820
Dividends — affiliated (Note 2)	137,341	—	130,252
Interest — affiliated (Note 2)	192	216	89
Securities lending income — affiliated (Note 2)	24,858	49,769	12,149

Total investment income	4,655,053	5,494,227	2,272,310

EXPENSES
Investment advisory fees (Note 2)	1,057,799	1,110,566	563,606

Total expenses	1,057,799	1,110,566	563,606

Net investment income	3,597,254	4,383,661	1,708,704

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(19,163,682)	(3,793,307)	(4,277,442)
Investments — affiliated (Note 2)	(95,632)	—	(32,152)
In-kind redemptions — unaffiliated	4,743,070	1,562,145	(724,399)
In-kind redemptions — affiliated (Note 2)	(90,725)	—	(724)

Net realized loss	(14,606,969)	(2,231,162)	(5,034,717)

Net change in unrealized appreciation/depreciation	18,109,792	4,949,563	1,563,189

Net realized and unrealized gain (loss)	3,502,823	2,718,401	(3,471,528)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,100,077	$7,102,062	$(1,762,824)

[a]	Net of foreign withholding tax of $2,081, $2,170 and $ —, respectively.

See notes to financial statements.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2012

	iShares Dow Jones U.S. Real Estate Index Fund	iShares MSCI KLD 400 Social Index Fund	iShares MSCI USA ESG Select Social Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$68,812,780	$1,780,505	$1,993,833
Dividends — affiliated (Note 2)	—	24,815	4,060
Interest — affiliated (Note 2)	2,304	87	92
Securities lending income — affiliated (Note 2)	530,447	13,885	3,816

Total investment income	69,345,531	1,819,292	2,001,801

EXPENSES
Investment advisory fees (Note 2)	9,858,083	422,770	450,919

Total expenses	9,858,083	422,770	450,919

Net investment income	59,487,448	1,396,522	1,550,882

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(26,182,491)	1,135,952	(88,400)
Investments — affiliated (Note 2)	—	(3,562)	(162)
In-kind redemptions — unaffiliated	201,309,619	2,638,080	4,308,253
In-kind redemptions — affiliated (Note 2)	—	20,044	10,664

Net realized gain	175,127,128	3,790,514	4,230,355

Net change in unrealized appreciation/depreciation	(167,775,444)	(5,442,129)	(11,242,482)

Net realized and unrealized gain (loss)	7,351,684	(1,651,615)	(7,012,127)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,839,132	$(255,093)	$(5,461,245)

[a]	Net of foreign withholding tax of $86,984, $ — and $ —, respectively

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2012

iShares Cohen & Steers Realty Majors Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$35,989,483
Interest — affiliated (Note 2)	1,063
Securities lending income — affiliated (Note 2)	357,790

Total investment income	36,348,336

EXPENSES
Investment advisory fees (Note 2)	5,105,598

Total expenses	5,105,598

Net investment income	31,242,738

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(33,762,080)
In-kind redemptions — unaffiliated	66,539,758

Net realized gain	32,777,678

Net change in unrealized appreciation/depreciation	(91,036,961)

Net realized and unrealized loss	(58,259,283)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,016,545)

See notes to financial statements.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Basic Materials Sector Index Fund		iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,492,769	$11,910,859	$4,390,423	$8,228,731
Net realized gain (loss)	(31,855,992)	(22,105,474)	8,378,978	16,111,809
Net change in unrealized appreciation/depreciation	1,569,170	(172,719,542)	(6,633,322)	11,627,010

Net increase (decrease) in net assets resulting from operations	(25,794,053)	(182,914,157)	6,136,079	35,967,550

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,833,462)	(14,159,589)	(4,515,811)	(7,710,785)

Total distributions to shareholders	(4,833,462)	(14,159,589)	(4,515,811)	(7,710,785)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	132,658,860	919,773,995	14,809,750	195,119,904
Cost of shares redeemed	(223,534,513)	(1,341,919,515)	(48,183,602)	(141,386,656)

Net increase (decrease) in net assets from capital share transactions	(90,875,653)	(422,145,520)	(33,373,852)	53,733,248

INCREASE (DECREASE) IN NET ASSETS	(121,503,168)	(619,219,266)	(31,753,584)	81,990,013

NET ASSETS
Beginning of period	594,713,670	1,213,932,936	414,112,541	332,122,528

End of period	$473,210,502	$594,713,670	$382,358,957	$414,112,541

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(340,693)	$—	$890,086	$1,015,474

SHARES ISSUED AND REDEEMED
Shares sold	2,000,000	12,750,000	200,000	2,900,000
Shares redeemed	(3,450,000)	(18,700,000)	(650,000)	(2,100,000)

Net increase (decrease) in shares outstanding	(1,450,000)	(5,950,000)	(450,000)	800,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Consumer Services Sector Index Fund		iShares Dow Jones U.S. Financial Sector Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,680,330	$2,902,604	$3,597,254	$6,874,539
Net realized gain (loss)	2,755,471	4,485,098	(14,606,969)	(31,069,378)
Net change in unrealized appreciation/depreciation	8,180,710	26,652,577	18,109,792	8,960,681

Net increase (decrease) in net assets resulting from operations	12,616,511	34,040,279	7,100,077	(15,234,158)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,627,968)	(2,834,965)	(3,822,299)	(6,897,302)

Total distributions to shareholders	(1,627,968)	(2,834,965)	(3,822,299)	(6,897,302)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,405,383	179,071,127	179,048,882	296,334,019
Cost of shares redeemed	(36,148,519)	(104,272,265)	(175,967,804)	(296,356,338)

Net increase (decrease) in net assets from capital share transactions	(10,743,136)	74,798,862	3,081,078	(22,319)

INCREASE (DECREASE) IN NET ASSETS	245,407	106,004,176	6,358,856	(22,153,779)

NET ASSETS
Beginning of period	315,642,304	209,638,128	522,687,443	544,841,222

End of period	$315,887,711	$315,642,304	$529,046,299	$522,687,443

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$187,797	$135,435	$(48,018)	$177,027

SHARES ISSUED AND REDEEMED
Shares sold	300,000	2,500,000	3,150,000	5,650,000
Shares redeemed	(450,000)	(1,500,000)	(3,250,000)	(5,750,000)

Net increase (decrease) in shares outstanding	(150,000)	1,000,000	(100,000)	(100,000)

See notes to financial statements.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Industrial Sector Index Fund		iShares Dow Jones U.S. Financial Services Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,383,661	$6,228,777	$1,708,704	$2,565,452
Net realized gain (loss)	(2,231,162)	9,198,931	(5,034,717)	(13,641,810)
Net change in unrealized appreciation/depreciation	4,949,563	(39,398,045)	1,563,189	(1,682,913)

Net increase (decrease) in net assets resulting from operations	7,102,062	(23,970,337)	(1,762,824)	(12,759,271)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,786,713)	(6,110,766)	(1,737,733)	(2,455,617)

Total distributions to shareholders	(3,786,713)	(6,110,766)	(1,737,733)	(2,455,617)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	281,475,621	75,272,584	74,674,933	128,973,851
Cost of shares redeemed	(26,208,910)	(181,212,021)	(83,047,598)	(56,244,086)

Net increase (decrease) in net assets from capital share transactions	255,266,711	(105,939,437)	(8,372,665)	72,729,765

INCREASE (DECREASE) IN NET ASSETS	258,582,060	(136,020,540)	(11,873,222)	57,514,877

NET ASSETS
Beginning of period	396,508,014	532,528,554	310,106,868	252,591,991

End of period	$655,090,074	$396,508,014	$298,233,646	$310,106,868

Undistributed net investment income included in net assets at end of period	$911,681	$314,733	$427,828	$456,857

SHARES ISSUED AND REDEEMED
Shares sold	4,100,000	1,100,000	1,300,000	2,350,000
Shares redeemed	(400,000)	(2,800,000)	(1,650,000)	(1,100,000)

Net increase (decrease) in shares outstanding	3,700,000	(1,700,000)	(350,000)	1,250,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Real Estate Index Fund		iShares MSCI KLD 400 Social Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$59,487,448	$104,884,091	$1,396,522	$2,369,483
Net realized gain	175,127,128	195,810,326	3,790,514	1,794,600
Net change in unrealized appreciation/depreciation	(167,775,444)	(102,512,521)	(5,442,129)	3,917,355

Net increase (decrease) in net assets resulting from operations	66,839,132	198,181,896	(255,093)	8,081,438

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(73,103,227)	(129,714,471)	(1,357,252)	(2,335,740)

Total distributions to shareholders	(73,103,227)	(129,714,471)	(1,357,252)	(2,335,740)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,384,415,097	9,360,286,287	2,547,006	14,030,772
Cost of shares redeemed	(3,226,480,823)	(9,100,579,606)	(7,658,516)	(4,944,914)

Net increase (decrease) in net assets from capital share transactions	1,157,934,274	259,706,681	(5,111,510)	9,085,858

INCREASE (DECREASE) IN NET ASSETS	1,151,670,179	328,174,106	(6,723,855)	14,831,556

NET ASSETS
Beginning of period	3,926,944,509	3,598,770,403	172,663,052	157,831,496

End of period	$5,078,614,688	$3,926,944,509	$165,939,197	$172,663,052

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(13,615,779)	$—	$197,429	$158,159

SHARES ISSUED AND REDEEMED
Shares sold	68,500,000	161,600,000	50,000	300,000
Shares redeemed	(50,600,000)	(158,050,000)	(150,000)	(100,000)

Net increase (decrease) in shares outstanding	17,900,000	3,550,000	(100,000)	200,000

See notes to financial statements.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI USA ESG Select Social Index Fund		iShares Cohen & Steers Realty Majors Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,550,882	$2,552,057	$31,242,738	$58,163,678
Net realized gain (loss)	4,230,355	6,095,005	32,777,678	(11,325,615)
Net change in unrealized appreciation/depreciation	(11,242,482)	(801,761)	(91,036,961)	153,142,533

Net increase (decrease) in net assets resulting from operations	(5,461,245)	7,845,301	(27,016,545)	199,980,596

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,439,814)	(2,472,607)	(41,121,926)	(76,386,547)

Total distributions to shareholders	(1,439,814)	(2,472,607)	(41,121,926)	(76,386,547)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,658,536	20,524,646	250,149,012	966,791,376
Cost of shares redeemed	(14,805,054)	(8,489,173)	(353,070,350)	(781,452,322)

Net increase (decrease) in net assets from capital share transactions	(9,146,518)	12,035,473	(102,921,338)	185,339,054

INCREASE (DECREASE) IN NET ASSETS	(16,047,577)	17,408,167	(171,059,809)	308,933,103

NET ASSETS
Beginning of period	189,049,325	171,641,158	2,907,071,705	2,598,138,602

End of period	$173,001,748	$189,049,325	$2,736,011,896	$2,907,071,705

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$300,224	$189,156	$(9,879,188)	$—

SHARES ISSUED AND REDEEMED
Shares sold	100,000	350,000	3,200,000	13,400,000
Shares redeemed	(250,000)	(150,000)	(4,550,000)	(11,450,000)

Net increase (decrease) in shares outstanding	(150,000)	200,000	(1,350,000)	1,950,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Basic Materials Sector Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$69.97	$84.01	$63.98	$41.45	$79.93	$66.33

Income from investment operations:
Net investment income[a]	0.60	1.18	0.94	0.85	1.03	1.09
Net realized and unrealized gain (loss)[b]	(2.82)	(13.75)	20.02	22.47	(38.35)	13.57

Total from investment operations	(2.22)	(12.57)	20.96	23.32	(37.32)	14.66

Less distributions from:
Net investment income	(0.63)	(1.47)	(0.93)	(0.79)	(1.16)	(1.06)

Total distributions	(0.63)	(1.47)	(0.93)	(0.79)	(1.16)	(1.06)

Net asset value, end of period	$67.12	$69.97	$84.01	$63.98	$41.45	$79.93

Total return	(3.15)%[c]	(14.85)%	33.11%	56.55%	(46.86)%	22.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$473,211	$594,714	$1,213,933	$783,756	$402,113	$851,254
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	1.80%	1.66%	1.34%	1.54%	1.85%	1.49%
Portfolio turnover rate[e]	4%	11%	7%	10%	15%	4%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$73.95	$69.19	$58.96	$44.05	$60.32	$62.79

Income from investment operations:
Net investment income[a]	0.81	1.51	1.37	1.29	1.32	1.09
Net realized and unrealized gain (loss)[b]	0.31	4.67	10.28	14.94	(16.40)	(2.36)

Total from investment operations	1.12	6.18	11.65	16.23	(15.08)	(1.27)

Less distributions from:
Net investment income	(0.83)	(1.42)	(1.42)	(1.32)	(1.19)	(1.20)

Total distributions	(0.83)	(1.42)	(1.42)	(1.32)	(1.19)	(1.20)

Net asset value, end of period	$74.24	$73.95	$69.19	$58.96	$44.05	$60.32

Total return	1.54%[c]	9.13%	20.10%	37.20%	(25.16)%	(2.07)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$382,359	$414,113	$332,123	$353,778	$308,323	$346,823
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.19%	2.20%	2.24%	2.44%	2.67%	1.75%
Portfolio turnover rate[e]	4%	6%	7%	6%	10%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Services Sector Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$81.99	$73.56	$63.26	$44.54	$60.05	$69.56

Income from investment operations:
Net investment income[a]	0.46	0.86	0.68	0.55	0.57	0.44
Net realized and unrealized gain (loss)[b]	3.37	8.40	10.33	18.73	(15.50)	(9.29)

Total from investment operations	3.83	9.26	11.01	19.28	(14.93)	(8.85)

Less distributions from:
Net investment income	(0.44)	(0.83)	(0.71)	(0.56)	(0.58)	(0.66)

Total distributions	(0.44)	(0.83)	(0.71)	(0.56)	(0.58)	(0.66)

Net asset value, end of period	$85.38	$81.99	$73.56	$63.26	$44.54	$60.05

Total return	4.69%[c]	12.74%	17.58%	43.54%	(24.85)%	(12.77)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$315,888	$315,642	$209,638	$196,109	$178,162	$204,179
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.10%	1.19%	1.08%	1.06%	1.19%	0.67%
Portfolio turnover rate[e]	6%	5%	4%	5%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Sector Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$57.76	$59.55	$58.21	$39.54	$86.78	$118.13

Income from investment operations:
Net investment income[a]	0.45	0.85	0.63	0.65	1.68	2.52
Net realized and unrealized gain (loss)[b]	1.38	(1.78)	1.33	18.71	(46.95)	(31.52)

Total from investment operations	1.83	(0.93)	1.96	19.36	(45.27)	(29.00)

Less distributions from:
Net investment income	(0.48)	(0.86)	(0.62)	(0.68)	(1.97)	(2.35)
Return of capital	—	—	—	(0.01)	—	—

Total distributions	(0.48)	(0.86)	(0.62)	(0.69)	(1.97)	(2.35)

Net asset value, end of period	$59.11	$57.76	$59.55	$58.21	$39.54	$86.78

Total return	3.22%[c]	(1.35)%	3.45%	49.23%	(52.67)%	(24.81)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$529,046	$522,687	$544,841	$564,678	$504,158	$672,550
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.58%	1.62%	1.14%	1.30%	3.37%	2.54%
Portfolio turnover rate[e]	7%	6%	8%	18%	15%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Industrial Sector Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$70.81	$72.95	$60.93	$41.13	$70.48	$70.02

Income from investment operations:
Net investment income[a]	0.64	1.03	1.04	0.77	1.09	0.89
Net realized and unrealized gain (loss)[b]	(0.45)	(2.15)	12.02	19.81	(29.35)	0.47

Total from investment operations	0.19	(1.12)	13.06	20.58	(28.26)	1.36

Less distributions from:
Net investment income	(0.56)	(1.02)	(1.04)	(0.78)	(1.09)	(0.90)

Total distributions	(0.56)	(1.02)	(1.04)	(0.78)	(1.09)	(0.90)

Net asset value, end of period	$70.44	$70.81	$72.95	$60.93	$41.13	$70.48

Total return	0.30%[c]	(1.38)%	21.82%	50.49%	(40.24)%	1.91%

Ratios/Supplemental data:
Net assets, end of period (000s)	$655,090	$396,508	$532,529	$365,574	$213,853	$419,386
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.83%	1.56%	1.68%	1.52%	2.11%	1.24%
Portfolio turnover rate[e]	4%	6%	6%	4%	6%	4%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Services Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$55.38	$58.07	$60.44	$41.45	$92.79	$132.71

Income from investment operations:
Net investment income[a]	0.38	0.64	0.32	0.39	1.93	3.14
Net realized and unrealized gain (loss)[b]	1.45	(2.71)	(2.43)	19.07	(51.27)	(40.34)

Total from investment operations	1.83	(2.07)	(2.11)	19.46	(49.34)	(37.20)

Less distributions from:
Net investment income	(0.40)	(0.62)	(0.26)	(0.47)	(2.00)	(2.72)

Total distributions	(0.40)	(0.62)	(0.26)	(0.47)	(2.00)	(2.72)

Net asset value, end of period	$56.81	$55.38	$58.07	$60.44	$41.45	$92.79

Total return	3.35%[c]	(3.40)%	(3.45)%	47.18%	(53.73)%	(28.37)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$298,234	$310,107	$252,592	$344,535	$317,112	$334,029
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.41%	1.27%	0.58%	0.74%	3.53%	2.88%
Portfolio turnover rate[e]	3%	4%	5%	17%	19%	9%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Real Estate Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$63.90	$62.15	$52.92	$33.13	$68.90	$85.64

Income from investment operations:
Net investment income[a]	0.91	1.81	1.54	1.60	1.94	1.95
Net realized and unrealized gain (loss)[b]	0.26	2.15	9.68	20.04	(34.81)	(15.72)

Total from investment operations	1.17	3.96	11.22	21.64	(32.87)	(13.77)

Less distributions from:
Net investment income	(1.07)	(2.21)	(1.99)	(1.85)	(2.90)	(1.79)
Return of capital	—	—	—	—	—	(1.18)

Total distributions	(1.07)	(2.21)	(1.99)	(1.85)	(2.90)	(2.97)

Net asset value, end of period	$64.00	$63.90	$62.15	$52.92	$33.13	$68.90

Total return	1.86%[c]	6.84%	21.88%	66.87%	(48.42)%	(16.16)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,078,615	$3,926,945	$3,598,770	$3,159,390	$1,721,081	$2,060,110
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.80%	3.11%	2.83%	3.81%	4.50%	2.75%
Portfolio turnover rate[e]	6%	14%	17%	17%	20%	7%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI KLD 400 Social Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$51.54	$50.11	$45.41	$32.91	$48.71	$52.92

Income from investment operations:
Net investment income[a]	0.42	0.73	0.65	0.54	0.66	0.71
Net realized and unrealized gain (loss)[b]	(0.49)	1.43	4.69	12.50	(15.80)	(4.32)

Total from investment operations	(0.07)	2.16	5.34	13.04	(15.14)	(3.61)

Less distributions from:
Net investment income	(0.41)	(0.73)	(0.64)	(0.54)	(0.66)	(0.60)

Total distributions	(0.41)	(0.73)	(0.64)	(0.54)	(0.66)	(0.60)

Net asset value, end of period	$51.06	$51.54	$50.11	$45.41	$32.91	$48.71

Total return	(0.13)%[c]	4.46%	11.95%	39.84%	(31.21)%	(6.89)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$165,939	$172,663	$157,831	$118,058	$65,814	$58,451
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.65%	1.54%	1.43%	1.35%	1.80%	1.40%
Portfolio turnover rate[e]	8%	9%	10%	14%	13%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI USA ESG Select Social Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$60.98	$59.19	$51.73	$37.96	$57.41	$61.30

Income from investment operations:
Net investment income[a]	0.51	0.86	0.81	0.71	0.92	0.85
Net realized and unrealized gain (loss)[b]	(2.38)	1.76	7.47	13.79	(19.47)	(3.92)

Total from investment operations	(1.87)	2.62	8.28	14.50	(18.55)	(3.07)

Less distributions from:
Net investment income	(0.47)	(0.83)	(0.82)	(0.73)	(0.90)	(0.82)

Total distributions	(0.47)	(0.83)	(0.82)	(0.73)	(0.90)	(0.82)

Net asset value, end of period	$58.64	$60.98	$59.19	$51.73	$37.96	$57.41

Total return	(3.06)%[c]	4.58%	16.25%	38.45%	(32.47)%	(5.08)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$173,002	$189,049	$171,641	$131,915	$94,906	$120,561
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.72%	1.52%	1.56%	1.54%	2.08%	1.41%
Portfolio turnover rate[e]	19%	20%	35%	37%	52%	29%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers Realty Majors Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$78.78	$74.34	$61.37	$37.23	$85.34	$103.14

Income from investment operations:
Net investment income[a]	0.85	1.66	1.39	1.60	2.05	2.12
Net realized and unrealized gain (loss)[b]	(1.55)	4.98	13.49	24.48	(46.92)	(16.58)

Total from investment operations	(0.70)	6.64	14.88	26.08	(44.87)	(14.46)

Less distributions from:
Net investment income	(1.12)	(2.20)	(1.91)	(1.94)	(3.24)	(2.14)
Net realized gain	—	—	—	—	—	(0.49)
Return of capital	—	—	—	—	—	(0.71)

Total distributions	(1.12)	(2.20)	(1.91)	(1.94)	(3.24)	(3.34)

Net asset value, end of period	$76.96	$78.78	$74.34	$61.37	$37.23	$85.34

Total return	(0.89)%[c]	9.36%	24.84%	71.83%	(53.43)%	(13.97)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,736,012	$2,907,072	$2,598,139	$2,154,045	$1,124,212	$2,543,009
Ratio of expenses to average net assets[d]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[d]	2.14%	2.34%	2.18%	3.37%	3.68%	2.44%
Portfolio turnover rate[e]	8%	16%	9%	12%	17%	9%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Dow Jones U.S. Basic Materials Sector	Non-diversified
Dow Jones U.S. Consumer Goods Sector	Non-diversified
Dow Jones U.S. Consumer Services Sector	Diversified
Dow Jones U.S. Financial Sector	Non-diversified
Dow Jones U.S. Industrial Sector	Diversified

iShares Index Fund	Diversification Classification
Dow Jones U.S. Financial Services	Non-diversified
Dow Jones U.S. Real Estate	Diversified
MSCI KLD 400 Social	Diversified
MSCI USA ESG Select Social	Diversified
Cohen & Steers Realty Majors	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of October 31, 2012, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

80	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services and iShares Dow Jones U.S. Real Estate Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
MSCI KLD 400 Social	0.50%
MSCI USA ESG Select Social	0.50
Cohen & Steers Realty Majors	0.35

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Basic Materials Sector	$74,547
Dow Jones U.S. Consumer Goods Sector	24,502
Dow Jones U.S. Consumer Services	37,891
Dow Jones U.S. Financial Sector	13,385
Dow Jones U.S. Industrial Sector	26,799

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Financial Services	$6,542
Dow Jones U.S. Real Estate	285,625
MSCI KLD 400 Social	7,477
MSCI USA ESG Select Social	2,055
Cohen & Steers Realty Majors	192,656

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended October 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones U.S. Financial Sector
BlackRock Inc.	22,666	12,634	(8,634)	26,666	$5,058,007	$58,794	$(111,833)
PNC Financial Services Group Inc. (The)	117,385	40,730	(47,792)	110,323	6,419,695	78,547	(74,524)

					$11,477,702	$137,341	$(186,357)

Dow Jones U.S. Financial Services
BlackRock Inc.	22,990	11,000	(7,068)	26,922	$5,106,565	$52,100	$(68,291)
PNC Financial Services Group Inc. (The)	119,106	28,767	(36,489)	111,384	6,481,435	78,152	35,415

					$11,588,000	$130,252	$(32,876)

MSCI KLD 400 Social
BlackRock Inc.	3,127	1,013	(241)	3,899	$739,562	$12,081	$7,217
PNC Financial Services Group Inc. (The)	15,782	681	(893)	15,570	906,018	12,734	9,265

					$1,645,580	$24,815	$16,482

MSCI USA ESG Select Social
PNC Financial Services Group Inc. (The)	5,001	373	(449)	4,925	$286,586	$4,060	$10,502

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

82	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Basic Materials Sector	$19,733,764	$19,829,867
Dow Jones U.S. Consumer Goods Sector	14,521,433	14,683,406
Dow Jones U.S. Consumer Services Sector	19,170,550	18,932,613
Dow Jones U.S. Financial Sector	31,276,161	31,080,905
Dow Jones U.S. Industrial Sector	20,842,929	20,850,105
Dow Jones U.S. Financial Services	6,509,896	6,911,934
Dow Jones U.S. Real Estate	292,919,045	272,066,738
MSCI KLD 400 Social	13,987,221	13,902,497
MSCI USA ESG Select Social	34,737,361	34,419,848
Cohen & Steers Realty Majors	232,131,623	232,876,294

In-kind transactions (see Note 4) for the six months ended October 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Basic Materials Sector	$132,304,784	$222,972,487
Dow Jones U.S. Consumer Goods Sector	14,782,309	48,019,729
Dow Jones U.S. Consumer Services Sector	25,350,948	36,086,650
Dow Jones U.S. Financial Sector	178,092,829	175,096,167
Dow Jones U.S. Industrial Sector	280,930,729	26,138,110
Dow Jones U.S. Financial Services	74,445,409	82,509,888
Dow Jones U.S. Real Estate	4,330,222,538	3,194,499,141
MSCI KLD 400 Social	2,540,992	7,637,673
MSCI USA ESG Select Social	5,643,436	14,779,873
Cohen & Steers Realty Majors	246,037,287	345,573,946

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

84	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Dow Jones U.S. Basic Materials Sector	$—	$—	$—	$2,027,542	$2,533,237	$8,036,664	$10,812,780	$64,751	$23,474,974
Dow Jones U.S. Consumer Goods Sector	1,648,843	331,603	6,571,402	1,320,322	—	1,597,881	11,893,780	—	23,363,831
Dow Jones U.S. Consumer Services Sector	1,293,592	590,495	2,292,509	183,523	—	3,693,668	6,983,187	1,146,492	16,183,466
Dow Jones U.S. Financial Sector	3,700,337	—	—	38,903	2,428,708	50,933,047	52,510,524	—	109,611,519
Dow Jones U.S. Industrial Sector	2,501,629	3,141,753	—	230,285	—	276,129	9,045,831	—	15,195,627
Dow Jones U.S. Financial Services	5,217,870	—	—	—	1,046,051	40,231,342	41,743,037	6,373,191	94,611,491
Dow Jones U.S. Real Estate	—	—	—	—	—	—	44,013,404	—	44,013,404
MSCI KLD 400 Social	—	—	—	—	—	1,084,184	4,416,445	374,960	5,875,589
MSCI USA ESG Select Social	—	—	—	—	—	4,064,018	15,576,262	74,125	19,714,405
Cohen & Steers Realty Majors	35,472,719	—	—	—	—	195,808,359	96,413,332	—	327,694,410

[a]	Must be utililized prior to losses subject to expiration.

As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Basic Materials Sector	$648,634,359	$14,338,679	$(174,323,833)	$(159,985,154)
Dow Jones U.S. Consumer Goods Sector	380,661,184	39,447,832	(28,174,223)	11,273,609
Dow Jones U.S. Consumer Services Sector	312,400,770	38,199,299	(25,128,315)	13,070,984
Dow Jones U.S. Financial Sector	656,147,358	19,149,199	(128,933,361)	(109,784,162)
Dow Jones U.S. Industrial Sector	704,304,974	29,600,352	(61,955,489)	(32,355,137)
Dow Jones U.S. Financial Services	366,493,652	9,990,408	(73,365,599)	(63,375,191)
Dow Jones U.S. Real Estate	5,826,736,894	107,616,774	(238,265,958)	(130,649,184)
MSCI KLD 400 Social	148,911,979	30,677,528	(10,829,478)	19,848,050
MSCI USA ESG Select Social	158,826,200	26,362,462	(8,831,735)	17,530,727
Cohen & Steers Realty Majors	3,135,349,558	279,828,795	(280,025,853)	(197,058)

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has reviewed the tax positions as of October 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

86	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

I.  iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services, and iShares Dow Jones U.S. Real Estate Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	87

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

88	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	89

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

II.  iShares MSCI KLD 400 Social, iShares MSCI USA ESG Select Social, and iShares Cohen & Steers Realty Majors Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

90	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

92	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	93

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Dow Jones U.S. Basic Materials Sector	$0.54857	$—	$0.08571	$0.63428	86%	—%	14%		100%
Dow Jones U.S. Financial Sector	0.39267	—	0.09126	0.48393	81	—	19		100
Dow Jones U.S. Real Estate	1.02623	—	0.04760	1.07383	96	—	4		100
MSCI KLD 400 Social	0.40699	—	0.00139	0.40838	100	—	0	[a]	100
MSCI USA ESG Select Social	0.47274	—	0.00099	0.47373	100	—	0	[a]	100
Cohen & Steers Realty Majors	1.10539	—	0.00979	1.11518	99	—	1		100

[a]	Rounds to less than 1%.

94	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, LLC, MSCI Inc. or Cohen & Steers Capital Management, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-42-1012

October 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares Dow Jones U.S. Aerospace & Defense Index Fund  |  ITA  |  NYSE Arca

iShares Dow Jones U.S. Broker-Dealers Index Fund  |  IAI  |  NYSE Arca

iShares Dow Jones U.S. Healthcare Providers Index Fund  |  IHF  |  NYSE Arca

iShares Dow Jones U.S. Home Construction Index Fund  |  ITB  |  NYSE Arca

iShares Dow Jones U.S. Insurance Index Fund  |  IAK  |  NYSE Arca

iShares Dow Jones U.S. Medical Devices Index Fund  |  IHI  |  NYSE Arca

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund  |  IEO  |  NYSE Arca

iShares Dow Jones U.S. Oil Equipment & Services Index Fund  |  IEZ  |  NYSE Arca

iShares Dow Jones U.S. Pharmaceuticals Index Fund  |  IHE  |  NYSE Arca

iShares Dow Jones U.S. Regional Banks Index Fund  |  IAT  |  NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.11%	11.22%	11.59%	(0.39)%	(0.38)%	0.03%	5.13%	5.13%	5.60%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.11%	11.22%	11.59%	(1.92)%	(1.88)%	0.13%	38.42%	38.42%	42.50%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

The iShares Dow Jones U.S. Aerospace & Defense Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Aerospace & Defense IndexSM (the “Index”). The Index measures the performance of the aerospace and defense sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was (1.01)%, net of fees, while the total return for the Index was (0.81)%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets
Aerospace/Defense	44.87%
Aerospace/Defense – Equipment	27.62
Metal Processors & Fabricators	7.90
Advanced Materials/Products	3.96
Electronics – Military	3.62
Diversified Manufacturing Operations	3.37
Firearms & Ammunition	2.54
Electronic Measuring Instruments	2.35
Shipbuilding	2.12
Enterprise Software/Services	1.13
Short-Term and Other Net Assets	0.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets
United Technologies Corp.	8.81%
Boeing Co. (The)	7.74
Precision Castparts Corp.	6.32
Lockheed Martin Corp.	6.10
General Dynamics Corp.	5.87
Raytheon Co.	5.21
Northrop Grumman Corp.	5.14
Rockwell Collins Inc.	3.73
L-3 Communications Holdings Inc.	3.62
Textron Inc.	3.37

TOTAL	55.91%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.93%	2.42%	2.77%	(15.24)%	(15.21)%	(15.01)%	(10.12)%	(10.12)%	(9.87)%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.93%	2.42%	2.77%	(56.26)%	(56.18)%	(55.66)%	(50.02)%	(50.02)%	(49.10)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

The iShares Dow Jones U.S. Broker-Dealers Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Investment Services IndexSM (the “Index”). The Index measures the performance of the investment services sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was (3.85)%, net of fees, while the total return for the Index was (3.65)%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Finance – Investment Banker/Broker	45.98%
Finance – Other Services	31.80
Diversified Banking Institutions	15.89
Investment Management/Advisory Services	6.19
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Goldman Sachs Group Inc. (The)	8.76%
Morgan Stanley	7.13
CME Group Inc.	6.42
Charles Schwab Corp. (The)	6.22
Ameriprise Financial Inc.	6.19
IntercontinentalExchange Inc.	5.60
NYSE Euronext Inc.	4.99
Raymond James Financial Inc.	4.78
CBOE Holdings Inc.	4.29
NASDAQ OMX Group Inc. (The)	4.28

TOTAL	58.66%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.55%	17.56%	17.61%	2.78%	2.78%	3.16%	5.25%	5.24%	5.67%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.55%	17.56%	17.61%	14.69%	14.72%	16.85%	39.45%	39.37%	43.14%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

The iShares Dow Jones U.S. Healthcare Providers Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Health Care Providers IndexSM (the “Index”). The Index measures the performance of the health care providers sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 5.77%, net of fees, while the total return for the Index was 6.00%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets
Medical – HMO	48.96%
Pharmacy Services	12.99
Medical – Hospitals	9.87
Medical Labs & Testing Services	9.53
Dialysis Centers	4.19
Physician Practice Management	2.30
Commercial Services	2.23
Retirement/Aged Care Facilities	1.94
Medical – Outpatient/Home Medical Care	1.85
Physical Therapy/Rehab Centers	1.27
Research & Development	1.18
Other*	3.41
Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets
UnitedHealth Group Inc.	14.76%
Express Scripts Holding Co.	12.99
WellPoint Inc.	7.17
Aetna Inc.	5.80
Cigna Corp.	5.76
Humana Inc.	4.92
DaVita Inc.	4.19
Quest Diagnostics Inc.	3.87
Laboratory Corp. of America Holdings	3.54
Coventry Health Care Inc.	2.86

TOTAL	65.86%

*	Other includes sectors which individually represent less than 1% of net assets.

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
92.56%	92.56%	93.29%	0.72%	0.71%	1.76%	(11.77)%	(11.77)%	(10.91)%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
92.56%	92.56%	93.29%	3.67%	3.62%	9.09%	(55.70)%	(55.70)%	(52.80)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

The iShares Dow Jones U.S. Home Construction Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Home Construction IndexSM (the “Index”). The Index measures the performance of the home construction sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 33.04%, net of fees, while the total return for the Index was 33.28%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets
Building – Residential/Commercial	62.50%
Retail – Building Products	10.38
Building and Construction Products – Miscellaneous	6.31
Distribution/Wholesale	3.48
Coatings/Paint	2.83
Textile – Home Furnishings	2.51
Building Products – Wood	2.44
Building Products – Cement/Aggregates	2.25
Diversified Manufacturing Operations	2.25
Building Products – Air and Heating	2.00
Home Furnishings	1.68
Building – Mobile Home/Manufactured Housing & RV	1.29
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets
Lennar Corp. Class A	9.69%
PulteGroup Inc.	9.51
D.R. Horton Inc.	9.13
Toll Brothers Inc.	8.00
NVR Inc.	7.50
Home Depot Inc. (The)	4.59
Ryland Group Inc. (The)	4.05
Lowe’s Companies Inc.	3.92
M.D.C. Holdings Inc.	3.85
KB Home	3.57

TOTAL	63.81%

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.23%	16.34%	16.81%	(7.08)%	(7.05)%	(6.67)%	(4.55)%	(4.54)%	(4.12)%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.23%	16.34%	16.81%	(30.72)%	(30.60)%	(29.20)%	(26.11)%	(26.07)%	(23.94)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

The iShares Dow Jones U.S. Insurance Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Insurance IndexSM (the “Index”). The Index measures the performance of the insurance sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 3.98%, net of fees, while the total return for the Index was 4.24%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Multi – Line Insurance	43.47%
Property/Casualty Insurance	27.67
Life/Health Insurance	22.09
Insurance Brokers	2.75
Reinsurance	2.56
Financial Guarantee Insurance	1.33
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

American International Group Inc.	9.02%
MetLife Inc.	8.41
Travelers Companies Inc. (The)	6.42
ACE Ltd.	6.27
Prudential Financial Inc.	6.22
Aflac Inc.	5.57
Chubb Corp. (The)	4.98
Allstate Corp. (The)	4.75
Loews Corp.	3.41
Progressive Corp. (The)	3.29

TOTAL	58.34%

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.43%	12.43%	12.89%	1.98%	1.99%	2.51%	4.77%	4.77%	5.30%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.43%	12.43%	12.89%	10.28%	10.34%	13.22%	35.41%	35.41%	39.86%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

The iShares Dow Jones U.S. Medical Devices Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Medical Equipment IndexSM (the “Index”). The Index measures the performance of the medical equipment sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was (0.92)%, net of fees, while the total return for the Index was (0.74)%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Medical Instruments	39.00%
Medical Products	35.64
Instruments – Scientific	11.44
Respiratory Products	3.34
Patient Monitoring Equipment	2.48
Medical Sterilization Products	1.88
Medical – Biomedical/Gene	1.81
Diagnostic Equipment	1.65
Electronic Measuring Instruments	1.16
Other*	1.52
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Medtronic Inc.	10.94%
Covidien PLC	8.23
Intuitive Surgical Inc.	7.76
Thermo Fisher Scientific Inc.	7.65
Stryker Corp.	5.91
St. Jude Medical Inc.	5.11
Zimmer Holdings Inc.	4.94
Varian Medical Systems Inc.	4.04
Waters Corp.	3.79
Boston Scientific Corp.	3.72

TOTAL	62.09%

*	Other includes sectors which individually represent less than 1% of net assets.

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.84)%	(1.81)%	(1.45)%	(0.78)%	(0.76)%	(0.36)%	3.61%	3.62%	4.04%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.84)%	(1.81)%	(1.45)%	(3.86)%	(3.75)%	(1.79)%	25.97%	26.03%	29.35%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

The iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Exploration & Production IndexSM (the “Index”). The Index measures the performance of the oil exploration and production sub-sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was (3.32)%, net of fees, while the total return for the Index was (3.12)%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Oil Companies – Exploration & Production	80.64%
Oil Companies – Integrated	10.97
Oil Refining & Marketing	7.89
Oil – Field Services	0.33
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Occidental Petroleum Corp.	14.57%
Anadarko Petroleum Corp.	7.83
Apache Corp.	7.37
EOG Resources Inc.	7.16
Phillips 66	6.73
Devon Energy Corp.	4.99
Marathon Petroleum Corp.	4.23
Noble Energy Inc.	3.85
Valero Energy Corp.	3.66
Pioneer Natural Resources Co.	2.96

TOTAL	63.35%

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.95)%	(6.93)%	(6.66)%	(4.10)%	(4.09)%	(3.82)%	0.04%	0.04%	0.37%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.95)%	(6.93)%	(6.66)%	(18.87)%	(18.86)%	(17.70)%	0.27%	0.29%	2.40%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	19

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

The iShares Dow Jones U.S. Oil Equipment & Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Equipment & Services IndexSM (the “Index”). The Index measures the performance of the oil equipment and services sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was (6.44)%, net of fees, while the total return for the Index was (6.34)%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Oil – Field Services	48.42%
Oil & Gas Drilling	25.17
Oil Field Machinery & Equipment	20.51
Transportation – Marine	1.62
Engineering/Research and Development Services	1.18
Machinery – General Industrial	1.05
Seismic Data Collection	0.98
Transportation – Services	0.92
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Schlumberger Ltd.	19.25%
National Oilwell Varco Inc.	8.75
Halliburton Co.	8.45
Baker Hughes Inc.	5.76
Transocean Ltd.	5.40
Ensco PLC Class A	4.60
Cameron International Corp.	4.22
Noble Corp.	3.49
FMC Technologies Inc.	3.44
Weatherford International Ltd.	3.11

TOTAL	66.47%

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.39%	25.38%	25.96%	11.05%	11.03%	11.62%	10.41%	10.41%	10.96%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.39%	25.38%	25.96%	68.88%	68.75%	73.26%	90.38%	90.44%	96.49%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Pharmaceuticals Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Pharmaceuticals IndexSM (the “Index”). The Index measures the performance of the pharmaceuticals sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 4.26%, net of fees, while the total return for the Index was 4.46%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Medical – Drugs	72.35%
Medical – Generic Drugs	11.63
Medical – Biomedical/Gene	6.31
Therapeutics	4.03
Medical Products	2.31
Distribution/Wholesale	1.37
Consumer Products – Miscellaneous	1.24
Research & Development	0.61
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Johnson & Johnson	10.01%
Pfizer Inc.	9.79
Merck & Co. Inc.	8.68
Abbott Laboratories	7.32
Bristol-Myers Squibb Co.	6.03
Eli Lilly and Co.	5.89
Allergan Inc.	4.66
Watson Pharmaceuticals Inc.	3.50
Mylan Inc.	3.41
Perrigo Co.	3.38

TOTAL	62.67%

FUND PERFORMANCE OVERVIEWS	21

Fund Performance Overview

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.89%	22.89%	23.51%	(8.71)%	(8.67)%	(8.39)%	(7.86)%	(7.86)%	(7.52)%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.89%	22.89%	23.51%	(36.61)%	(36.47)%	(35.49)%	(41.29)%	(41.30)%	(39.81)%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/5/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Dow Jones U.S. Regional Banks Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Regional Banks IndexSM (the “Index”). The Index measures the performance of the regional bank sector of the U.S. equity market and is a subset of the Dow Jones U.S. Bank Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 0.13%, net of fees, while the total return for the Index was 0.38%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Super–Regional Banks – U.S.	48.15%
Commercial Banks – Southern U.S.	15.26
Commercial Banks – Eastern U.S.	10.14
Commercial Banks – Central U.S.	9.52
Commercial Banks – Western U.S.	8.19
Savings & Loans/Thrifts – Eastern U.S.	6.95
Savings & Loans/Thrifts – Central U.S.	0.93
Savings & Loans/Thrifts – Western U.S.	0.67
Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

U.S. Bancorp	20.89%
PNC Financial Services Group Inc. (The)	10.49
BB&T Corp.	6.99
SunTrust Banks Inc.	5.14
Fifth Third Bancorp	4.70
M&T Bank Corp.	4.44
Regions Financial Corp.	3.29
KeyCorp	2.85
New York Community Bancorp Inc.	2.20
Comerica Inc.	2.08

TOTAL	63.07%

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Dow Jones U.S. Aerospace & Defense
Actual	$1,000.00	$989.90	0.46%	$2.31
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones U.S. Broker-Dealers
Actual	1,000.00	961.50	0.46	2.27
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones U.S. Healthcare Providers
Actual	1,000.00	1,057.70	0.46	2.39
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones U.S. Home Construction
Actual	1,000.00	1,330.40	0.46	2.70
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35

SHAREHOLDER EXPENSES	23

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Dow Jones U.S. Insurance
Actual	$1,000.00	$1,039.80	0.46%	$2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones U.S. Medical Devices
Actual	1,000.00	990.80	0.46	2.31
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones U.S. Oil & Gas Exploration & Production
Actual	1,000.00	966.80	0.46	2.28
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones U.S. Oil Equipment & Services
Actual	1,000.00	935.60	0.46	2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones U.S. Pharmaceuticals
Actual	1,000.00	1,042.60	0.46	2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35
Dow Jones U.S. Regional Banks
Actual	1,000.00	1,001.30	0.46	2.32
Hypothetical (5% return before expenses)	1,000.00	1,022.90	0.46	2.35

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.48%

ADVANCED MATERIALS/PRODUCTS — 3.96%
Ceradyne Inc.	39,097	$1,366,831
Hexcel Corp.[a,b]	79,034	2,020,109

		3,386,940
AEROSPACE/DEFENSE — 44.87%
AeroVironment Inc.[a,b]	38,253	841,184
Boeing Co. (The)	93,896	6,614,034
Cubic Corp.	22,547	1,100,294
Esterline Technologies Corp.[a]	28,468	1,645,166
General Dynamics Corp.	73,667	5,015,249
Lockheed Martin Corp.	55,676	5,215,171
Northrop Grumman Corp.	63,960	4,393,412
Raytheon Co.	78,832	4,458,738
Rockwell Collins Inc.	59,473	3,186,563
Spirit AeroSystems Holdings Inc. Class Aa	83,095	1,298,775
Teledyne Technologies Inc.[a,b]	29,232	1,871,725
TransDigm Group Inc.	20,426	2,720,947

		38,361,258
AEROSPACE/DEFENSE — EQUIPMENT — 27.62%
AAR Corp.	62,810	947,803
Alliant Techsystems Inc.	31,624	1,811,739
B/E Aerospace Inc.[a]	59,990	2,704,949
Curtiss-Wright Corp.	48,006	1,481,945
Exelis Inc.	165,567	1,831,171
GenCorp Inc.[a,b]	100,882	889,779
HEICO Corp. Class A	47,959	1,461,790
Moog Inc. Class Aa	42,055	1,556,456
Orbital Sciences Corp.[a,b]	81,277	1,089,112
Triumph Group Inc.	35,213	2,303,634
United Technologies Corp.	96,391	7,533,921

		23,612,299
DIVERSIFIED MANUFACTURING OPERATIONS — 3.37%
Textron Inc.	114,432	2,884,831

		2,884,831
ELECTRONIC MEASURING INSTRUMENTS — 2.35%
FLIR Systems Inc.	103,334	2,007,780

		2,007,780
ELECTRONICS — MILITARY — 3.62%
L-3 Communications Holdings Inc.	41,988	3,098,714

		3,098,714

Security	Shares	Value

ENTERPRISE SOFTWARE/SERVICES — 1.13%
ManTech International Corp. Class Ab	41,889	$962,190

		962,190
FIREARMS & AMMUNITION — 2.54%
Smith & Wesson Holding Corp.[a]	100,681	966,537
Sturm, Ruger & Co. Inc.[b]	25,577	1,208,002

		2,174,539
METAL PROCESSORS & FABRICATORS — 7.90%
Precision Castparts Corp.	31,212	5,401,861
RBC Bearings Inc.[a,b]	27,244	1,352,937

		6,754,798
SHIPBUILDING — 2.12%
Huntington Ingalls Industries Inc.[a]	42,757	1,812,042

		1,812,042

TOTAL COMMON STOCKS
(Cost: $99,376,348)		85,055,391

SHORT-TERM INVESTMENTS — 5.35%

MONEY MARKET FUNDS — 5.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	4,167,515	4,167,515
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	297,519	297,519
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	110,710	110,710

		4,575,744

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,575,744)		4,575,744

TOTAL INVESTMENTS IN SECURITIES — 104.83%
(Cost: $103,952,092)		89,631,135
Other Assets, Less Liabilities — (4.83)%		(4,130,730)

NET ASSETS — 100.00%		$85,500,405

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.86%

DIVERSIFIED BANKING INSTITUTIONS — 15.89%
Goldman Sachs Group Inc. (The)	31,291	$3,829,706
Morgan Stanley	179,543	3,120,457

		6,950,163
FINANCE — INVESTMENT BANKER/BROKER — 45.98%
Charles Schwab Corp. (The)	200,470	2,722,382
E*TRADE Financial Corp.[a]	191,414	1,600,221
Greenhill & Co. Inc.(b)	31,460	1,501,271
Interactive Brokers Group Inc. Class A	90,587	1,290,865
Investment Technology Group Inc.[a,b]	126,777	1,069,998
Jefferies Group Inc.	109,858	1,564,378
KBW Inc.[b]	76,091	1,236,479
Knight Capital Group Inc. Class Aa	404,592	1,064,077
LPL Financial Holdings Inc.	49,746	1,452,583
Piper Jaffray Companies Inc.[a,b]	44,412	1,192,462
Raymond James Financial Inc.	54,823	2,090,949
Stifel Financial Corp.[a,b]	47,123	1,493,799
TD Ameritrade Holding Corp.	116,917	1,834,428

		20,113,892
FINANCE — OTHER SERVICES — 31.80%
BGC Partners Inc. Class A	249,781	1,168,975
CBOE Holdings Inc.	63,574	1,874,797
CME Group Inc.	50,194	2,807,351
IntercontinentalExchange Inc.[a]	18,702	2,449,962
MarketAxess Holdings Inc.	49,757	1,554,409
NASDAQ OMX Group Inc. (The)	78,685	1,873,490
NYSE Euronext Inc.	88,082	2,180,910

		13,909,894
INVESTMENT MANAGEMENT/ADVISORY SERVICES — 6.19%
Ameriprise Financial Inc.	46,407	2,708,776

		2,708,776

TOTAL COMMON STOCKS (Cost: $59,422,407)		43,682,725

SHORT-TERM INVESTMENTS — 6.45%

MONEY MARKET FUNDS — 6.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	184,067	184,067

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	2,578,332	$2,578,332
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	60,706	60,706

		2,823,105

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,823,105)		2,823,105

TOTAL INVESTMENTS IN SECURITIES — 106.31%
(Cost: $62,245,512)		46,505,830
Other Assets, Less Liabilities — (6.31)%		(2,761,004)

NET ASSETS — 100.00%		$43,744,826

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.72%

COMMERCIAL SERVICES — 2.23%
Healthcare Services Group Inc.	105,891	$2,530,795
HMS Holdings Corp.[a,b]	116,351	2,686,545

		5,217,340
CONSULTING SERVICES — 0.53%
Accretive Health Inc.[a,b]	105,429	1,243,008

		1,243,008
DIALYSIS CENTERS — 4.19%
DaVita Inc.[a]	87,056	9,795,541

		9,795,541
HUMAN RESOURCES — 0.62%
Team Health Holdings Inc.[a,b]	54,169	1,441,437

		1,441,437
INTERNET CONTENT — INFO/NEWS — 0.42%
HealthStream Inc.[a,b]	38,332	978,999

		978,999
MEDICAL — DRUGS — 0.33%
PharMerica Corp.[a,b]	63,672	778,072

		778,072
MEDICAL — HMO — 48.96%
Aetna Inc.	310,344	13,562,033
AMERIGROUP Corp.[a]	58,813	5,371,979
Centene Corp.[a,b]	75,804	2,879,036
Cigna Corp.	263,673	13,447,323
Coventry Health Care Inc.	153,240	6,687,394
Health Net Inc.[a]	121,448	2,613,561
Humana Inc.	154,776	11,495,213
Magellan Health Services Inc.[a]	43,687	2,190,903
Molina Healthcare Inc.[a,b]	55,883	1,400,987
UnitedHealth Group Inc.	616,126	34,503,056
Universal American Corp.[a,b]	76,121	688,134
WellCare Health Plans Inc.[a,b]	59,313	2,823,299
WellPoint Inc.	273,526	16,761,673

		114,424,591
MEDICAL — HOSPITALS — 9.87%
Community Health Systems Inc.[a]	125,968	3,454,043
HCA Holdings Inc.	191,697	5,446,112
Health Management Associates Inc. Class Aa	370,200	2,702,460
LifePoint Hospitals Inc.[a]	70,645	2,496,594

Security	Shares	Value

Select Medical Holdings Corp.[a,b]	83,051	$879,510
Tenet Healthcare Corp.[a]	148,066	3,494,358
Universal Health Services Inc. Class B	111,183	4,601,864

		23,074,941
MEDICAL — NURSING HOMES — 0.86%
Ensign Group Inc. (The)	34,910	1,017,975
Kindred Healthcare Inc.[a,b]	101,136	991,133

		2,009,108
MEDICAL — OUTPATIENT/HOME MEDICAL CARE — 1.85%
Air Methods Corp.[a,b]	18,530	2,031,444
Amedisys Inc.[a,b]	63,051	696,083
AmSurg Corp.[a,b]	55,888	1,593,926

		4,321,453
MEDICAL LABS & TESTING SERVICES — 9.53%
Bio-Reference Laboratories Inc.[a,b]	46,259	1,284,150
Covance Inc.[a,b]	75,512	3,678,190
Laboratory Corp. of America Holdings[a]	97,550	8,265,411
Quest Diagnostics Inc.	156,620	9,040,106

		22,267,857
MEDICAL PRODUCTS — 0.65%
Hanger Inc.[a,b]	59,527	1,509,010

		1,509,010
PHARMACY SERVICES — 12.99%
Express Scripts Holding Co.[a]	493,445	30,366,605

		30,366,605
PHYSICAL THERAPY/REHAB CENTERS — 1.27%
HealthSouth Corp.[a,b]	134,693	2,980,756

		2,980,756
PHYSICIAN PRACTICE MANAGEMENT — 2.30%
IPC The Hospitalist Co. Inc.[a,b]	30,449	1,050,186
MEDNAX Inc.[a,b]	62,692	4,324,494

		5,374,680
RESEARCH & DEVELOPMENT — 1.18%
PAREXEL International Corp.[a,b]	89,586	2,749,394

		2,749,394
RETIREMENT/AGED CARE FACILITIES — 1.94%
Brookdale Senior Living Inc.[a]	138,920	3,259,063
Emeritus Corp.[a,b]	56,539	1,269,300

		4,528,363

TOTAL COMMON STOCKS
(Cost: $247,303,708)		233,061,155

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

October 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 10.31%

MONEY MARKET FUNDS — 10.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	22,265,882	$22,265,882
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	1,589,562	1,589,562
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	248,780	248,780

		24,104,224

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,104,224)		24,104,224

TOTAL INVESTMENTS IN SECURITIES — 110.03%
(Cost: $271,407,932)		257,165,379
Other Assets, Less Liabilities — (10.03)%		(23,445,809)

NET ASSETS — 100.00%		$233,719,570

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.92%

BUILDING — MOBILE HOME/MANUFACTURED HOUSING & RV — 1.29%
Cavco Industries Inc.[a,b,c]	396,299	$19,157,094

		19,157,094
BUILDING — RESIDENTIAL/COMMERCIAL — 62.50%
D.R. Horton Inc.	6,456,601	135,330,357
KB Home[b]	3,306,861	52,843,639
Lennar Corp. Class Ab	3,831,877	143,580,431
M.D.C. Holdings Inc.	1,492,122	57,058,745
M/I Homes Inc.[a,b,c]	1,154,141	25,679,637
Meritage Homes Corp.[a,b]	1,246,188	46,084,032
NVR Inc.[a]	122,924	111,091,336
PulteGroup Inc.[a]	8,129,864	140,971,842
Ryland Group Inc. (The)[b]	1,769,916	59,947,055
Standard-Pacific Corp.[a,b]	5,062,994	34,934,659
Toll Brothers Inc.[a]	3,591,328	118,549,737

		926,071,470
BUILDING AND CONSTRUCTION PRODUCTS — MISCELLANEOUS — 6.31%
Louisiana-Pacific Corp.[a,b]	1,872,664	29,569,365
Owens Corning[a,b]	953,294	32,021,145
USG Corp.[a,b]	1,192,189	31,843,368

		93,433,878
BUILDING PRODUCTS — AIR AND HEATING — 2.00%
Lennox International Inc.	591,924	29,625,796

		29,625,796
BUILDING PRODUCTS — CEMENT/AGGREGATES — 2.25%
Eagle Materials Inc.	629,292	33,333,597

		33,333,597
BUILDING PRODUCTS — WOOD — 2.44%
Masco Corp.	2,399,622	36,210,296

		36,210,296
COATINGS/PAINT — 2.83%
Sherwin-Williams Co. (The)	294,006	41,919,376

		41,919,376
DISTRIBUTION/WHOLESALE — 3.48%
Beacon Roofing Supply Inc.[a,b]	832,815	26,933,237
Watsco Inc.	360,136	24,615,296

		51,548,533
DIVERSIFIED MANUFACTURING OPERATIONS — 2.25%
Leggett & Platt Inc.	1,257,321	33,356,726

		33,356,726

Security	Shares	Value

HOME FURNISHINGS — 1.68%
Ethan Allen Interiors Inc.	848,340	$24,949,679

		24,949,679
RETAIL — BUILDING PRODUCTS — 10.38%
Home Depot Inc. (The)	1,108,943	68,066,922
Lowe’s Companies Inc.	1,794,443	58,104,064
Lumber Liquidators Holdings Inc.[a]	494,839	27,621,913

		153,792,899
TEXTILE — HOME FURNISHINGS — 2.51%
Mohawk Industries Inc.[a]	445,184	37,159,509

		37,159,509

TOTAL COMMON STOCKS
(Cost: $1,213,873,232)		1,480,558,853

SHORT-TERM INVESTMENTS — 11.45%

MONEY MARKET FUNDS — 11.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	155,579,981	155,579,981
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	11,106,858	11,106,858
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	2,979,280	2,979,280

		169,666,119

TOTAL SHORT-TERM INVESTMENTS
(Cost: $169,666,119)		169,666,119

TOTAL INVESTMENTS IN SECURITIES — 111.37%
(Cost: $1,383,539,351)		1,650,224,972
Other Assets, Less Liabilities — (11.37)%		(168,446,144)

NET ASSETS — 100.00%		$1,481,778,828

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.87%

FINANCIAL GUARANTEE INSURANCE — 1.33%
Assured Guaranty Ltd.	44,386	$616,522
MBIA Inc.[a,b]	35,530	351,747

		968,269
INSURANCE BROKERS — 2.75%
Arthur J. Gallagher & Co.	26,228	929,520
Brown & Brown Inc.	26,683	681,751
Erie Indemnity Co. Class A	6,323	393,417

		2,004,688
LIFE/HEALTH INSURANCE — 22.09%
Aflac Inc.	81,465	4,055,328
American Equity Investment Life Holding Co.	16,757	192,873
CNO Financial Group Inc.	54,921	526,143
Lincoln National Corp.	57,258	1,419,426
National Western Life Insurance Co. Class A	693	97,276
Primerica Inc.	12,203	344,857
Principal Financial Group Inc.	56,033	1,543,149
Protective Life Corp.	18,942	517,117
Prudential Financial Inc.	79,440	4,532,052
StanCorp Financial Group Inc.	11,125	382,144
Symetra Financial Corp.	20,357	243,266
Torchmark Corp.	20,502	1,037,196
Unum Group	59,172	1,200,008

		16,090,835
MULTI — LINE INSURANCE — 43.47%
ACE Ltd.	58,048	4,565,475
Allstate Corp. (The)	86,463	3,456,791
American Financial Group Inc.	18,129	703,405
American International Group Inc.[b]	187,995	6,566,665
American National Insurance Co.	2,193	160,221
Assurant Inc.	18,634	704,552
Cincinnati Financial Corp.	30,811	1,227,510
CNA Financial Corp.	7,387	217,030
Genworth Financial Inc. Class Ab	112,749	671,984
Hartford Financial Services Group Inc. (The)	87,032	1,889,465
Horace Mann Educators Corp.	10,851	208,448
Kemper Corp.	13,382	414,842
Loews Corp.	58,833	2,487,459

Security	Shares	Value

MetLife Inc.	172,635	$6,126,816
Old Republic International Corp.	57,092	564,069
United Fire Group Inc.	6,313	150,060
XL Group PLC	62,252	1,540,114

		31,654,906
PROPERTY/CASUALTY INSURANCE — 27.67%
Alleghany Corp.[a,b]	3,556	1,236,066
AmTrust Financial Services Inc.	7,434	179,903
Arch Capital Group Ltd.[b]	28,796	1,271,343
Chubb Corp. (The)	47,128	3,627,913
Employers Holdings Inc.	5,058	92,309
First American Financial Corp.	25,266	574,802
Hanover Insurance Group Inc. (The)	11,099	400,785
HCC Insurance Holdings Inc.	22,585	804,929
Infinity Property and Casualty Corp.	3,501	199,942
Markel Corp.[a,b]	2,020	953,319
Meadowbrook Insurance Group Inc.	14,092	79,197
Mercury General Corp.	4,942	200,299
Navigators Group Inc. (The)[b]	3,125	165,875
OneBeacon Insurance Group Ltd. Class A	7,325	98,888
ProAssurance Corp.	7,252	648,329
Progressive Corp. (The)	107,367	2,394,284
RLI Corp.	4,642	316,492
Safety Insurance Group Inc.	3,924	181,877
Selective Insurance Group Inc.	14,711	272,006
Tower Group Inc.	9,643	173,767
Travelers Companies Inc. (The)	65,912	4,675,797
W.R. Berkley Corp.	24,292	944,716
White Mountains Insurance Group Ltd.[a]	1,282	657,281

		20,150,119
REINSURANCE — 2.56%
Allied World Assurance Co. Holdings Ltd.	8,366	671,790
Argo Group International Holdings Ltd.[a]	7,244	249,194
Axis Capital Holdings Ltd.	26,016	942,299

		1,863,283

TOTAL COMMON STOCKS
(Cost: $70,682,637)		72,732,100

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

October 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.87%

MONEY MARKET FUNDS — 2.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	1,854,587	$1,854,587
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	132,399	132,399
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	105,541	105,541

		2,092,527

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,092,527)		2,092,527

TOTAL INVESTMENTS IN SECURITIES — 102.74%
(Cost: $72,775,164)		74,824,627
Other Assets, Less Liabilities — (2.74)%		(1,999,652)

NET ASSETS — 100.00%		$72,824,975

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.92%

DIAGNOSTIC EQUIPMENT — 1.65%
Cepheid Inc.[a,b]	146,685	$4,446,022

		4,446,022
DIAGNOSTIC KITS — 0.75%
OraSure Technologies Inc.[a,b]	222,661	2,017,309

		2,017,309
ELECTRONIC MEASURING INSTRUMENTS — 1.16%
Analogic Corp.	42,240	3,111,398

		3,111,398
ENTERPRISE SOFTWARE/SERVICES — 0.77%
Omnicell Inc.[a,b]	142,380	2,075,900

		2,075,900
INSTRUMENTS — SCIENTIFIC — 11.44%
Thermo Fisher Scientific Inc.	336,722	20,560,245
Waters Corp.[a]	124,543	10,188,863

		30,749,108
MEDICAL — BIOMEDICAL/GENE — 1.81%
Bio-Rad Laboratories Inc. Class Aa	47,882	4,852,841

		4,852,841
MEDICAL INSTRUMENTS — 39.00%
ArthroCare Corp.[a]	95,641	2,876,881
Boston Scientific Corp.[a]	1,943,748	9,990,865
Bruker Corp.[a]	279,142	3,374,827
Conceptus Inc.[a,b]	120,511	2,270,427
Endologix Inc.[a,b]	203,042	2,732,945
Integra LifeSciences Holdings Corp.[a,b]	69,089	2,642,654
Intuitive Surgical Inc.[a]	38,453	20,849,986
MAKO Surgical Corp.[a,b]	144,621	2,191,008
Medtronic Inc.	707,275	29,408,495
Natus Medical Inc.[a]	141,431	1,598,170
NuVasive Inc.[a,b]	144,176	2,079,018
St. Jude Medical Inc.	358,787	13,727,191
Symmetry Medical Inc.[a,b]	175,706	1,609,467
Thoratec Corp.[a]	144,899	5,172,894
Volcano Corp.[a,b]	148,975	4,263,665

		104,788,493
MEDICAL PRODUCTS — 35.64%
ABIOMED Inc.[a,b]	129,464	2,565,977
Accuray Inc.[a,b]	292,395	2,035,069
Cantel Medical Corp.	86,348	2,245,911

Security	Shares	Value

CareFusion Corp.[a]	338,601	$8,993,243
Covidien PLC	402,205	22,101,165
Hill-Rom Holdings Inc.	157,276	4,417,883
Invacare Corp.	131,620	1,796,613
NxStage Medical Inc.[a,b]	194,481	2,178,187
Sirona Dental Systems Inc.[a]	115,740	6,627,272
Stryker Corp.	301,962	15,883,201
Varian Medical Systems Inc.[a,b]	162,682	10,860,650
Wright Medical Group Inc.[a,b]	136,909	2,781,991
Zimmer Holdings Inc.	206,793	13,278,179

		95,765,341
MEDICAL STERILIZATION PRODUCTS — 1.88%
Steris Corp.	141,763	5,048,181

		5,048,181
PATIENT MONITORING EQUIPMENT — 2.48%
Insulet Corp.[a,b]	152,127	3,226,614
Masimo Corp.[a]	156,581	3,440,084

		6,666,698
RESPIRATORY PRODUCTS — 3.34%
ResMed Inc.[b]	224,663	8,973,040

		8,973,040

TOTAL COMMON STOCKS
(Cost: $294,432,069)		268,494,331

SHORT-TERM INVESTMENTS — 12.29%

MONEY MARKET FUNDS — 12.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	30,615,571	30,615,571
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	2,185,646	2,185,646
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	213,266	213,266

		33,014,483

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,014,483)		33,014,483

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

October 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 112.21%
(Cost: $327,446,552)	$301,508,814
Other Assets, Less Liabilities — (12.21)%	(32,796,133)

NET ASSETS — 100.00%	$268,712,681

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.83%

OIL — FIELD SERVICES — 0.33%
Targa Resources Corp.	20,024	$1,019,822

		1,019,822
OIL COMPANIES — EXPLORATION & PRODUCTION — 80.64%
Anadarko Petroleum Corp.	346,676	23,854,776
Apache Corp.	271,418	22,459,839
Approach Resources Inc.[a,b]	22,985	566,121
Berry Petroleum Co. Class A	32,302	1,243,950
Bill Barrett Corp.[a,b]	33,425	765,767
Cabot Oil & Gas Corp.	145,684	6,844,234
Carrizo Oil & Gas Inc.[a,b]	25,236	676,829
Chesapeake Energy Corp.	360,087	7,295,363
Cimarex Energy Co.	59,655	3,411,073
Clayton Williams Energy Inc.[b]	4,144	175,498
Cobalt International Energy Inc.[b]	122,489	2,548,996
Comstock Resources Inc.[b]	31,073	531,970
Concho Resources Inc.[b]	72,362	6,231,815
Contango Oil & Gas Co.[a,b]	8,910	438,016
Continental Resources Inc.[b]	38,956	2,799,378
Denbury Resources Inc.[b]	271,408	4,160,685
Devon Energy Corp.	260,994	15,192,461
Energen Corp.	50,038	2,334,273
EOG Resources Inc.	187,337	21,822,887
EPL Oil & Gas Inc.[a,b]	24,224	524,207
EQT Corp.	103,787	6,292,606
EXCO Resources Inc.	100,696	815,638
Forest Oil Corp.[b]	82,013	621,658
Goodrich Petroleum Corp.[a,b]	18,327	225,972
Gulfport Energy Corp.[b]	34,383	1,140,828
Halcon Resources Corp.[a,b]	58,473	378,320
Kodiak Oil & Gas Corp.[a,b]	182,937	1,690,338
Magnum Hunter Resources Corp.[a,b]	110,145	420,754
McMoRan Exploration Co.[a,b]	69,630	830,686
Newfield Exploration Co.[b]	93,645	2,539,652
Noble Energy Inc.	123,374	11,721,764
Northern Oil and Gas Inc.[a,b]	41,043	622,212
Oasis Petroleum Inc.[a,b]	49,099	1,442,038
Occidental Petroleum Corp.	561,933	44,370,230
PDC Energy Inc.[a,b]	20,991	635,398
Pioneer Natural Resources Co.	85,361	9,018,390

Security	Shares	Value

Plains Exploration & Production Co.[b]	89,499	$3,191,534
QEP Resources Inc.	123,334	3,576,686
Quicksilver Resources Inc.[a,b]	82,931	320,943
Range Resources Corp.	112,732	7,368,163
Resolute Energy Corp.[a,b]	27,382	243,152
Rex Energy Corp.[a,b]	28,661	379,472
Rosetta Resources Inc.[b]	36,692	1,689,300
SandRidge Energy Inc.[a,b]	241,893	1,504,574
SM Energy Co.	45,202	2,437,292
Southwestern Energy Co.[b]	241,556	8,381,993
Stone Energy Corp.[a,b]	34,358	810,505
Swift Energy Co.[a,b]	29,747	497,072
Ultra Petroleum Corp.[a,b]	106,096	2,420,050
W&T Offshore Inc.	24,251	411,054
Whiting Petroleum Corp.[b]	81,608	3,429,168
WPX Energy Inc.[b]	138,087	2,339,194

		245,644,774
OIL COMPANIES — INTEGRATED — 10.97%
Marathon Petroleum Corp.	234,706	12,892,400
Phillips 66	434,954	20,512,431

		33,404,831
OIL REFINING & MARKETING — 7.89%
Cheniere Energy Inc.[a,b]	148,738	2,393,194
CVR Energy Inc.[b]	10,442	383,744
HollyFrontier Corp.	141,223	5,455,445
Tesoro Corp.	96,985	3,657,304
Valero Energy Corp.	382,698	11,136,512
Western Refining Inc.	41,009	1,019,894

		24,046,093

TOTAL COMMON STOCKS
(Cost: $365,061,163)		304,115,520

SHORT-TERM INVESTMENTS — 4.10%

MONEY MARKET FUNDS — 4.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	11,234,082	11,234,082
Blackrock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	802,001	802,001

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

October 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	453,349	$453,349

		12,489,432

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,489,432)		12,489,432

TOTAL INVESTMENTS IN SECURITIES — 103.93%
(Cost: $377,550,595)		316,604,952
Other Assets, Less Liabilities — (3.93)%		(11,973,202)

NET ASSETS — 100.00%		$304,631,750

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.85%

ENGINEERING/RESEARCH AND DEVELOPMENT SERVICES — 1.18%
McDermott International Inc.[a]	377,586	$4,043,946

		4,043,946
MACHINERY — GENERAL INDUSTRIAL — 1.05%
Chart Industries Inc.[a,b]	50,761	3,593,371

		3,593,371
OIL & GAS DRILLING — 25.17%
Atwood Oceanics Inc.[a,b]	92,412	4,417,293
Diamond Offshore Drilling Inc.	101,299	7,013,943
Ensco PLC Class A	272,090	15,732,244
Helmerich & Payne Inc.	151,207	7,227,694
Hercules Offshore Inc.[a,b]	337,347	1,605,772
Nabors Industries Ltd.[a]	425,277	5,736,987
Noble Corp.	315,978	11,925,010
Parker Drilling Co.[a,b]	264,994	1,147,424
Patterson-UTI Energy Inc.	249,725	4,040,550
Rowan Companies PLC[a]	182,434	5,784,982
Transocean Ltd.	404,084	18,462,598
Unit Corp.[a]	75,242	3,036,015

		86,130,512
OIL — FIELD SERVICES — 48.42%
Baker Hughes Inc.	469,219	19,693,121
Basic Energy Services Inc.[a,b]	67,764	704,068
CARBO Ceramics Inc.[b]	36,252	2,680,835
Exterran Holdings Inc.[a,b]	122,572	2,448,989
Halliburton Co.	894,817	28,893,641
Helix Energy Solutions Group Inc.[a]	170,843	2,953,876
Hornbeck Offshore Services Inc.[a]	59,802	2,071,541
Key Energy Services Inc.[a,b]	282,919	1,850,290
Matrix Service Co.[a,b]	66,140	693,809
Newpark Resources Inc.[a,b]	189,225	1,284,838
Oceaneering International Inc.	149,917	7,845,157
Oil States International Inc.[a]	80,362	5,874,462
Pioneer Energy Services Corp.[a,b]	140,173	925,142
RPC Inc.[b]	133,917	1,534,689
Schlumberger Ltd.	947,466	65,877,311
SEACOR Holdings Inc.[a]	35,246	3,091,427
Superior Energy Services Inc.[a]	242,683	4,933,745
Tesco Corp.[a]	78,261	689,479

Security	Shares	Value

TETRA Technologies Inc.[a,b]	176,797	$945,864
Weatherford International Ltd.[a]	942,620	10,651,606

		165,643,890
OIL FIELD MACHINERY & EQUIPMENT — 20.51%
Cameron International Corp.[a]	285,250	14,445,060
Dresser-Rand Group Inc.[a]	113,642	5,855,972
Dril-Quip Inc.[a,b]	59,373	4,112,174
Flotek Industries Inc.[a,b]	99,609	1,106,656
FMC Technologies Inc.[a]	287,748	11,768,893
Lufkin Industries Inc.	58,462	2,923,685
National Oilwell Varco Inc.	406,393	29,951,164

		70,163,604
SEISMIC DATA COLLECTION — 0.98%
Geospace Technologies Corp.[a,b]	27,096	1,753,924
ION Geophysical Corp.[a,b]	244,734	1,580,982

		3,334,906
TRANSPORTATION — MARINE — 1.62%
GulfMark Offshore Inc. Class Aa	50,275	1,624,888
Tidewater Inc.	82,732	3,930,597

		5,555,485
TRANSPORTATION — SERVICES — 0.92%
Bristow Group Inc.	62,985	3,144,211

		3,144,211

TOTAL COMMON STOCKS (Cost: $414,072,688)		341,609,925

SHORT-TERM INVESTMENTS — 6.91%

MONEY MARKET FUNDS — 6.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	21,577,322	21,577,322
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	1,540,405	1,540,405
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	529,646	529,646

		23,647,373

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,647,373)		23,647,373

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

October 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 106.76%
(Cost: $437,720,061)	$365,257,298
Other Assets, Less Liabilities — (6.76)%	(23,124,802)

NET ASSETS — 100.00%	$342,132,496

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.85%

CONSUMER PRODUCTS — MISCELLANEOUS — 1.24%
Prestige Brands Holdings Inc.[a,b]	313,931	$5,459,260

		5,459,260
DISTRIBUTION/WHOLESALE — 1.37%
MWI Veterinary Supply Inc.[a,b]	57,662	6,055,663

		6,055,663
MEDICAL — BIOMEDICAL/GENE — 6.31%
Affymax Inc.[a,b]	240,157	5,473,178
AMAG Pharmaceuticals Inc.[a,b]	222,585	3,445,616
ARIAD Pharmaceuticals Inc.[a]	431,799	9,305,268
Medicines Co. (The)[a]	249,496	5,468,952
Spectrum Pharmaceuticals Inc.[a,b]	374,536	4,179,822

		27,872,836
MEDICAL — DRUGS — 72.35%
Abbott Laboratories	493,641	32,343,358
Akorn Inc.[a,b]	378,909	4,550,697
Alkermes PLC[a]	421,601	7,812,267
Allergan Inc.	228,766	20,570,639
Auxilium Pharmaceuticals Inc.[a,b]	250,158	5,123,236
Bristol-Myers Squibb Co.	800,177	26,605,885
Eli Lilly and Co.	534,456	25,990,595
Endo Health Solutions Inc.[a]	297,395	8,523,341
Forest Laboratories Inc.[a]	380,720	12,834,071
Ironwood Pharmaceuticals Inc. Class Aa	439,314	5,109,222
Jazz Pharmaceuticals PLC[a]	164,102	8,817,200
Johnson & Johnson	623,864	44,182,048
Medicis Pharmaceutical Corp. Class A	193,266	8,389,677
Merck & Co. Inc.	839,958	38,327,284
Optimer Pharmaceuticals Inc.[a,b]	311,895	2,975,478
Pfizer Inc.	1,737,564	43,213,217
Rigel Pharmaceuticals Inc.[a,b]	561,897	5,006,502
Salix Pharmaceuticals Ltd.[a]	181,343	7,079,631
ViroPharma Inc.[a,b]	264,400	6,676,100
VIVUS Inc.[a,b]	352,612	5,253,919

		319,384,367
MEDICAL — GENERIC DRUGS — 11.63%
Impax Laboratories Inc.[a,b]	277,368	5,894,070
Mylan Inc.[a]	595,038	15,078,263
Perrigo Co.	129,643	14,910,242
Watson Pharmaceuticals Inc.[a]	179,714	15,446,418

		51,328,993

Security	Shares	Value

MEDICAL PRODUCTS — 2.31%
Hospira Inc.[a]	332,906	$10,216,885

		10,216,885
RESEARCH & DEVELOPMENT — 0.61%
AVEO Pharmaceuticals Inc.[a,b]	353,936	2,700,532

		2,700,532
THERAPEUTICS — 4.03%
Questcor Pharmaceuticals Inc.[b]	176,567	4,498,927
Theravance Inc.[a,b]	274,872	6,187,369
Warner Chilcott PLC Class A	614,352	7,114,196

		17,800,492

TOTAL COMMON STOCKS
(Cost: $406,438,498)		440,819,028

SHORT-TERM INVESTMENTS — 11.99%

MONEY MARKET FUNDS — 11.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	49,155,196	49,155,196
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	3,509,191	3,509,191
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	247,469	247,469

		52,911,856

TOTAL SHORT-TERM INVESTMENTS
(Cost: $52,911,856)		52,911,856

TOTAL INVESTMENTS IN SECURITIES — 111.84%
(Cost: $459,350,354)		493,730,884
Other Assets, Less Liabilities — (11.84)%		(52,251,809)

NET ASSETS — 100.00%		$441,479,075

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.81%

COMMERCIAL BANKS — CENTRAL U.S. — 9.52%
Associated Banc-Corp	99,581	$1,283,599
BOK Financial Corp.	15,644	917,521
Commerce Bancshares Inc.	42,746	1,627,768
Cullen/Frost Bankers Inc.	35,051	1,938,320
First Financial Bankshares Inc.	17,867	647,321
First Midwest Bancorp Inc.	45,083	557,677
FirstMerit Corp.	64,363	892,071
International Bancshares Corp.[a]	32,545	590,692
MB Financial Inc.	32,542	659,301
Old National Bancorp	59,897	734,936
Park National Corp.[a]	7,699	512,368
PrivateBancorp Inc.	37,777	610,476
Prosperity Bancshares Inc.	25,400	1,063,244
TCF Financial Corp.	95,878	1,096,844
UMB Financial Corp.	18,941	843,443
Wintrust Financial Corp.	21,504	794,573

		14,770,154
COMMERCIAL BANKS — EASTERN U.S. — 10.14%
CapitalSource Inc.[a]	134,233	1,061,783
F.N.B. Corp.	82,058	880,483
Fulton Financial Corp.	116,782	1,135,121
M&T Bank Corp.	66,179	6,889,234
National Penn Bancshares Inc.	73,098	652,765
Signature Bank[a,b]	26,888	1,915,501
Susquehanna Bancshares Inc.	109,186	1,132,259
Valley National Bancorp[a]	115,061	1,120,694
Webster Financial Corp.	42,448	933,856

		15,721,696
COMMERCIAL BANKS — SOUTHERN U.S. — 15.26%
BancorpSouth Inc.[a]	49,385	698,798
BB&T Corp.	374,600	10,844,670
First Horizon National Corp.	147,138	1,369,855
Hancock Holding Co.	48,862	1,543,550
IBERIABANK Corp.	17,418	867,242
Popular Inc.[b]	60,653	1,172,422
Regions Financial Corp.	782,483	5,101,789
Synovus Financial Corp.	286,698	702,410
Trustmark Corp.	38,078	893,691
United Bankshares Inc.	19,713	469,761

		23,664,188

Security	Shares	Value

COMMERCIAL BANKS — WESTERN U.S. — 8.19%
Bank of Hawaii Corp.	26,285	$1,160,746
Cathay General Bancorp	43,415	768,011
City National Corp.	27,252	1,392,577
East West Bancorp Inc.	81,401	1,733,027
First Republic Bank	39,162	1,345,215
Glacier Bancorp Inc.	42,843	621,223
PacWest Bancorp	19,554	439,965
SVB Financial Group[a,b]	25,610	1,449,270
Umpqua Holdings Corp.	65,988	797,795
Westamerica Bancorp	16,324	720,215
Zions Bancorp	105,598	2,267,189

		12,695,233
SAVINGS & LOANS/THRIFTS — CENTRAL U.S. — 0.93%
Capitol Federal Financial Inc.	84,850	1,010,564
TFS Financial Corp.[a,b]	48,077	430,289

		1,440,853
SAVINGS & LOANS/THRIFTS — EASTERN U.S. — 6.95%
Astoria Financial Corp.	48,550	486,956
First Niagara Financial Group Inc.	202,843	1,679,540
Hudson City Bancorp Inc.	273,754	2,322,803
New York Community Bancorp Inc.[a]	246,080	3,410,669
People’s United Financial Inc.	199,252	2,397,002
Provident Financial Services Inc.	32,646	489,690

		10,786,660
SAVINGS & LOANS/THRIFTS — WESTERN U.S. — 0.67%
Washington Federal Inc.	62,337	1,046,015

		1,046,015
SUPER—REGIONAL BANKS — U.S. — 48.15%
Comerica Inc.	108,243	3,226,724
Fifth Third Bancorp	501,363	7,284,804
Huntington Bancshares Inc.	485,095	3,099,757
KeyCorp	524,432	4,415,718
PNC Financial Services Group Inc. (The)[c]	279,666	16,273,765
SunTrust Banks Inc.	293,282	7,977,270
U.S. Bancorp	975,310	32,390,045

		74,668,083

TOTAL COMMON STOCKS
(Cost: $181,067,819)		154,792,882

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

October 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.22%

MONEY MARKET FUNDS — 3.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	4,560,961	$4,560,961
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	325,607	325,607
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	107,834	107,834

		4,994,402

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,994,402)		4,994,402

TOTAL INVESTMENTS IN SECURITIES — 103.03%
(Cost: $186,062,221)		159,787,284
Other Assets, Less Liabilities — (3.03)%		(4,698,851)

NET ASSETS — 100.00%		$155,088,433

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2012

	iShares Dow Jones U.S. Aerospace & Defense Index Fund	iShares Dow Jones U.S. Broker-Dealers Index Fund	iShares Dow Jones U.S. Healthcare Providers Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$99,376,348	$59,422,407	$247,303,708
Affiliated (Note 2)	4,575,744	2,823,105	24,104,224

Total cost of investments	$103,952,092	$62,245,512	$271,407,932

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$85,055,391	$43,682,725	$233,061,155
Affiliated (Note 2)	4,575,744	2,823,105	24,104,224

Total fair value of investments	89,631,135	46,505,830	257,165,379
Receivables:
Dividends and interest	369,266	18,499	500,529

Total Assets	90,000,401	46,524,329	257,665,908

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	4,465,034	2,762,399	23,855,444
Investment advisory fees (Note 2)	34,962	17,104	90,894

Total Liabilities	4,499,996	2,779,503	23,946,338

NET ASSETS	$85,500,405	$43,744,826	$233,719,570

Net assets consist of:
Paid-in capital	$137,626,765	$133,092,301	$255,442,644
Undistributed (distributions in excess of) net investment income	332,010	(100,498)	503,215
Accumulated net realized loss	(38,137,413)	(73,507,295)	(7,983,736)
Net unrealized depreciation	(14,320,957)	(15,739,682)	(14,242,553)

NET ASSETS	$85,500,405	$43,744,826	$233,719,570

Shares outstanding[b]	1,300,000	1,950,000	3,450,000

Net asset value per share	$65.77	$22.43	$67.74

[a]	Securities on loan with values of $4,359,255, $2,700,934 and $23,322,249, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2012

	iShares Dow Jones U.S. Home Construction Index Fund	iShares Dow Jones U.S. Insurance Index Fund	iShares Dow Jones U.S. Medical Devices Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,176,734,498	$70,682,637	$294,432,069
Affiliated (Note 2)	206,804,853	2,092,527	33,014,483

Total cost of investments	$1,383,539,351	$72,775,164	$327,446,552

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,435,722,122	$72,732,100	$268,494,331
Affiliated (Note 2)	214,502,850	2,092,527	33,014,483

Total fair value of investments	1,650,224,972	74,824,627	301,508,814
Receivables:
Dividends and interest	685,084	16,254	115,170
Capital shares sold	8,993	—	—

Total Assets	1,650,919,049	74,840,881	301,623,984

LIABILITIES
Payables:
Investment securities purchased	1,891,435	—	—
Collateral for securities on loan (Note 5)	166,686,839	1,986,986	32,801,217
Investment advisory fees (Note 2)	561,947	28,920	110,086

Total Liabilities	169,140,221	2,015,906	32,911,303

NET ASSETS	$1,481,778,828	$72,824,975	$268,712,681

Net assets consist of:
Paid-in capital	$1,356,765,524	$90,013,832	$331,844,267
Undistributed net investment income	2,381,835	40,416	347,765
Accumulated net realized loss	(144,054,152)	(19,278,736)	(37,541,613)
Net unrealized appreciation (depreciation)	266,685,621	2,049,463	(25,937,738)

NET ASSETS	$1,481,778,828	$72,824,975	$268,712,681

Shares outstanding[b]	72,150,000	2,200,000	4,050,000

Net asset value per share	$20.54	$33.10	$66.35

[a]	Securities on loan with values of $161,910,396, $1,946,153 and $31,986,428, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2012

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	iShares Dow Jones U.S. Pharmaceuticals Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$365,061,163	$414,072,688	$406,438,498
Affiliated (Note 2)	12,489,432	23,647,373	52,911,856

Total cost of investments	$377,550,595	$437,720,061	$459,350,354

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$304,115,520	$341,609,925	$440,819,028
Affiliated (Note 2)	12,489,432	23,647,373	52,911,856

Total fair value of investments	316,604,952	365,257,298	493,730,884
Receivables:
Dividends and interest	177,481	132,191	586,951
Capital shares sold	10,198	—	—

Total Assets	316,792,631	365,389,489	494,317,835

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	12,036,083	23,117,727	52,664,387
Investment advisory fees (Note 2)	124,798	139,266	174,373

Total Liabilities	12,160,881	23,256,993	52,838,760

NET ASSETS	$304,631,750	$342,132,496	$441,479,075

Net assets consist of:
Paid-in capital	$407,832,507	$525,194,503	$396,675,185
Undistributed (distributions in excess of) net investment income	72,794	(36,230)	395,256
Undistributed net realized gain (accumulated net realized loss)	(42,327,908)	(110,563,014)	10,028,104
Net unrealized appreciation (depreciation)	(60,945,643)	(72,462,763)	34,380,530

NET ASSETS	$304,631,750	$342,132,496	$441,479,075

Shares outstanding[b]	4,900,000	6,850,000	5,100,000

Net asset value per share	$62.17	$49.95	$86.56

[a]	Securities on loan with values of $11,706,262, $22,506,097 and $51,141,663, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2012

iShares Dow Jones U.S. Regional Banks Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$162,426,995
Affiliated (Note 2)	23,635,226

Total cost of investments	$186,062,221

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$138,519,117
Affiliated (Note 2)	21,268,167

Total fair value of investments	159,787,284
Receivables:
Dividends and interest	247,546

Total Assets	160,034,830

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	4,886,568
Investment advisory fees (Note 2)	59,829

Total Liabilities	4,946,397

NET ASSETS	$155,088,433

Net assets consist of:
Paid-in capital	$227,349,392
Undistributed net investment income	427,443
Accumulated net realized loss	(46,413,465)
Net unrealized depreciation	(26,274,937)

NET ASSETS	$155,088,433

Shares outstanding[b]	6,300,000

Net asset value per share	$24.62

[a]	Securities on loan with a value of $4,763,213. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2012

	iShares Dow Jones U.S. Aerospace & Defense Index Fund	iShares Dow Jones U.S. Broker-Dealers Index Fund	iShares Dow Jones U.S. Healthcare Providers Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$1,137,132	$431,234	$1,214,267
Interest — affiliated (Note 2)	51	26	70
Securities lending income — affiliated (Note 2)	30,389	6,610	28,173

Total investment income	1,167,572	437,870	1,242,510

EXPENSES
Investment advisory fees (Note 2)	218,693	100,891	545,560

Total expenses	218,693	100,891	545,560

Net investment income	948,879	336,979	696,950

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(317,993)	(3,252,741)	(1,349,218)
In-kind redemptions — unaffiliated	(189,178)	(1,045,258)	5,186,397

Net realized gain (loss)	(507,171)	(4,297,999)	3,837,179

Net change in unrealized appreciation/depreciation	(2,329,280)	1,601,073	5,973,995

Net realized and unrealized gain (loss)	(2,836,451)	(2,696,926)	9,811,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,887,572)	$(2,359,947)	$10,508,124

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2012

	iShares Dow Jones U.S. Home Construction Index Fund	iShares Dow Jones U.S. Insurance Index Fund	iShares Dow Jones U.S. Medical Devices Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$5,762,871	$582,801	$1,303,417
Interest — affiliated (Note 2)	344	32	102
Securities lending income — affiliated (Note 2)	413,148	2,310	60,286

Total investment income	6,176,363	585,143	1,363,805

EXPENSES
Investment advisory fees (Note 2)	2,294,756	166,088	694,166

Total expenses	2,294,756	166,088	694,166

Net investment income	3,881,607	419,055	669,639

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,165,388)	(1,553,423)	(2,987,044)
Investments — affiliated (Note 2)	(399,332)	—	—
In-kind redemptions — unaffiliated	64,722,071	1,327,106	8,355,237
In-kind redemptions — affiliated (Note 2)	1,854,953	—	—

Net realized gain (loss)	62,012,304	(226,317)	5,368,193

Net change in unrealized appreciation/depreciation	233,856,093	3,037,263	(12,268,913)

Net realized and unrealized gain (loss)	295,868,397	2,810,946	(6,900,720)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$299,750,004	$3,230,001	$(6,231,081)

See notes to financial statements.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2012

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	iShares Dow Jones U.S. Pharmaceuticals Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$2,018,689	$1,692,829	$5,351,591
Interest — affiliated (Note 2)	115	137	196
Securities lending income — affiliated (Note 2)	74,436	333,967	265,781

Total investment income	2,093,240	2,026,933	5,617,568

EXPENSES
Investment advisory fees (Note 2)	730,835	875,427	965,788

Total expenses	730,835	875,427	965,788

Net investment income	1,362,405	1,151,506	4,651,780

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(14,770,336)	(12,698,829)	(1,788,363)
In-kind redemptions — unaffiliated	(1,996,460)	(1,368,530)	17,769,061

Net realized gain (loss)	(16,766,796)	(14,067,359)	15,980,698

Net change in unrealized appreciation/depreciation	(3,243,280)	(18,667,356)	(5,579,904)

Net realized and unrealized gain (loss)	(20,010,076)	(32,734,715)	10,400,794

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,647,671)	$(31,583,209)	$15,052,574

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2012

iShares Dow Jones U.S. Regional Banks Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$1,405,878
Dividends — affiliated (Note 2)	195,287
Interest — affiliated (Note 2)	67
Securities lending income — affiliated (Note 2)	11,147

Total investment income	1,612,379

EXPENSES
Investment advisory fees (Note 2)	307,901

Total expenses	307,901

Net investment income	1,304,478

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,845,171)
Investments — affiliated (Note 2)	(91,114)
In-kind redemptions — unaffiliated	926,148
In-kind redemptions — affiliated (Note 2)	(43,031)

Net realized loss	(1,053,168)

Net change in unrealized appreciation/depreciation	(2,896,355)

Net realized and unrealized loss	(3,949,523)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,645,045)

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Aerospace & Defense Index Fund		iShares Dow Jones U.S. Broker-Dealers Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$948,879	$1,309,261	$336,979	$614,111
Net realized loss	(507,171)	(6,661,205)	(4,297,999)	(12,989,953)
Net change in unrealized appreciation/depreciation	(2,329,280)	(1,190,592)	1,601,073	(6,548,146)

Net decrease in net assets resulting from operations	(1,887,572)	(6,542,536)	(2,359,947)	(18,923,988)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(674,012)	(1,314,069)	(437,477)	(614,111)
Return of capital	—	—	—	(204,552)

Total distributions to shareholders	(674,012)	(1,314,069)	(437,477)	(818,663)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	72,318,242	4,324,437	102,244,053
Cost of shares redeemed	(19,011,567)	(103,216,319)	(12,002,486)	(156,873,720)

Net decrease in net assets from capital share transactions	(19,011,567)	(30,898,077)	(7,678,049)	(54,629,667)

DECREASE IN NET ASSETS	(21,573,151)	(38,754,682)	(10,475,473)	(74,372,318)

NET ASSETS
Beginning of period	107,073,556	145,828,238	54,220,299	128,592,617

End of period	$85,500,405	$107,073,556	$43,744,826	$54,220,299

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$332,010	$57,143	$(100,498)	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	1,100,000	200,000	4,500,000
Shares redeemed	(300,000)	(1,750,000)	(550,000)	(6,500,000)

Net decrease in shares outstanding	(300,000)	(650,000)	(350,000)	(2,000,000)

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Healthcare Providers Index Fund		iShares Dow Jones U.S. Home Construction Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$696,950	$834,324	$3,881,607	$3,080,926
Net realized gain (loss)	3,837,179	8,624,854	62,012,304	(15,168,452)
Net change in unrealized appreciation/depreciation	5,973,995	(30,972,468)	233,856,093	44,066,200

Net increase (decrease) in net assets resulting from operations	10,508,124	(21,513,290)	299,750,004	31,978,674

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(236,419)	(791,640)	(1,813,992)	(2,924,895)

Total distributions to shareholders	(236,419)	(791,640)	(1,813,992)	(2,924,895)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	59,504,208	376,194,010	830,418,223	684,428,875
Cost of shares redeemed	(121,349,176)	(329,413,210)	(326,540,588)	(535,084,012)

Net increase (decrease) in net assets from capital share transactions	(61,844,968)	46,780,800	503,877,635	149,344,863

INCREASE (DECREASE) IN NET ASSETS	(51,573,263)	24,475,870	801,813,647	178,398,642

NET ASSETS
Beginning of period	285,292,833	260,816,963	679,965,181	501,566,539

End of period	$233,719,570	$285,292,833	$1,481,778,828	$679,965,181

Undistributed net investment income included in net assets at end of period	$503,215	$42,684	$2,381,835	$314,220

SHARES ISSUED AND REDEEMED
Shares sold	900,000	5,900,000	47,800,000	51,750,000
Shares redeemed	(1,900,000)	(5,450,000)	(19,600,000)	(44,900,000)

Net increase (decrease) in shares outstanding	(1,000,000)	450,000	28,200,000	6,850,000

See notes to financial statements.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Insurance Index Fund		iShares Dow Jones U.S. Medical Devices Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$419,055	$1,153,361	$669,639	$1,091,080
Net realized gain (loss)	(226,317)	55,835	5,368,193	29,574,274
Net change in unrealized appreciation/depreciation	3,037,263	(3,588,223)	(12,268,913)	(52,293,043)

Net increase (decrease) in net assets resulting from operations	3,230,001	(2,379,027)	(6,231,081)	(21,627,689)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(419,906)	(1,112,094)	(752,226)	(1,072,511)

Total distributions to shareholders	(419,906)	(1,112,094)	(752,226)	(1,072,511)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,478,460	26,743,376	79,054,155	97,352,352
Cost of shares redeemed	(7,901,089)	(38,334,759)	(135,645,116)	(236,324,535)

Net decrease in net assets from capital share transactions	(422,629)	(11,591,383)	(56,590,961)	(138,972,183)

INCREASE (DECREASE) IN NET ASSETS	2,387,466	(15,082,504)	(63,574,268)	(161,672,383)

NET ASSETS
Beginning of period	70,437,509	85,520,013	332,286,949	493,959,332

End of period	$72,824,975	$70,437,509	$268,712,681	$332,286,949

Undistributed net investment income included in net assets at end of period	$40,416	$41,267	$347,765	$430,352

SHARES ISSUED AND REDEEMED
Shares sold	250,000	950,000	1,200,000	1,500,000
Shares redeemed	(250,000)	(1,300,000)	(2,100,000)	(3,750,000)

Net decrease in shares outstanding	—	(350,000)	(900,000)	(2,250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund		iShares Dow Jones U.S. Oil Equipment & Services Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,362,405	$1,937,928	$1,151,506	$1,736,826
Net realized gain (loss)	(16,766,796)	7,294,177	(14,067,359)	57,898,889
Net change in unrealized appreciation/depreciation	(3,243,280)	(88,496,239)	(18,667,356)	(216,534,354)

Net decrease in net assets resulting from operations	(18,647,671)	(79,264,134)	(31,583,209)	(156,898,639)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,289,611)	(1,959,798)	(1,187,736)	(1,753,125)

Total distributions to shareholders	(1,289,611)	(1,959,798)	(1,187,736)	(1,753,125)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	147,111,386	442,507,567	53,459,436	254,658,926
Cost of shares redeemed	(200,256,599)	(574,185,906)	(131,167,008)	(357,247,146)

Net decrease in net assets from capital share transactions	(53,145,213)	(131,678,339)	(77,707,572)	(102,588,220)

DECREASE IN NET ASSETS	(73,082,495)	(212,902,271)	(110,478,517)	(261,239,984)

NET ASSETS
Beginning of period	377,714,245	590,616,516	452,611,013	713,850,997

End of period	$304,631,750	$377,714,245	$342,132,496	$452,611,013

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$72,794	$—	$(36,230)	$—

SHARES ISSUED AND REDEEMED
Shares sold	2,450,000	6,900,000	1,050,000	4,400,000
Shares redeemed	(3,400,000)	(8,950,000)	(2,650,000)	(6,600,000)

Net decrease in shares outstanding	(950,000)	(2,050,000)	(1,600,000)	(2,200,000)

See notes to financial statements.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Pharmaceuticals Index Fund		iShares Dow Jones U.S. Regional Banks Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,651,780	$3,851,576	$1,304,478	$2,133,363
Net realized gain (loss)	15,980,698	41,041,040	(1,053,168)	(9,821,967)
Net change in unrealized appreciation/depreciation	(5,579,904)	14,036,937	(2,896,355)	8,232,943

Net increase (decrease) in net assets resulting from operations	15,052,574	58,929,553	(2,645,045)	544,339

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,556,583)	(3,700,879)	(1,257,601)	(2,057,290)

Total distributions to shareholders	(4,556,583)	(3,700,879)	(1,257,601)	(2,057,290)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	113,330,353	271,178,665	44,489,345	44,468,289
Cost of shares redeemed	(55,878,429)	(147,163,973)	(29,439,020)	(43,834,084)

Net increase in net assets from capital share transactions	57,451,924	124,014,692	15,050,325	634,205

INCREASE (DECREASE) IN NET ASSETS	67,947,915	179,243,366	11,147,679	(878,746)

NET ASSETS
Beginning of period	373,531,160	194,287,794	143,940,754	144,819,500

End of period	$441,479,075	$373,531,160	$155,088,433	$143,940,754

Undistributed net investment income included in net assets at end of period	$395,256	$300,059	$427,443	$380,566

SHARES ISSUED AND REDEEMED
Shares sold	1,300,000	3,700,000	1,750,000	1,900,000
Shares redeemed	(650,000)	(1,950,000)	(1,250,000)	(2,050,000)

Net increase (decrease) in shares outstanding	650,000	1,750,000	500,000	(150,000)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Aerospace & Defense Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$66.92	$64.81	$58.96	$39.44	$63.73	$58.60

Income from investment operations:
Net investment income[a]	0.65	0.68	0.54	0.61	0.49	0.32
Net realized and unrealized gain (loss)[b]	(1.34)	2.14	5.90	19.54	(24.29)	5.10

Total from investment operations	(0.69)	2.82	6.44	20.15	(23.80)	5.42

Less distributions from:
Net investment income	(0.46)	(0.71)	(0.59)	(0.63)	(0.49)	(0.29)
Return of capital	—	—	—	—	—	(0.00)[c]

Total distributions	(0.46)	(0.71)	(0.59)	(0.63)	(0.49)	(0.29)

Net asset value, end of period	$65.77	$66.92	$64.81	$58.96	$39.44	$63.73

Total return	(1.01)%[d]	4.45%	11.08%	51.46%	(37.39)%	9.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$85,500	$107,074	$145,828	$238,795	$132,140	$328,222
Ratio of expenses to average net assets[e]	0.46%	0.47%	0.47%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[e]	2.02%	1.09%	0.97%	1.24%	1.02%	0.50%
Portfolio turnover rate[f]	12%	16%	10%	14%	14%	21%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Broker-Dealers Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$23.57	$29.91	$29.32	$22.84	$41.20	$54.81

Income from investment operations:
Net investment income[a]	0.17	0.23	0.40	0.13	0.43	0.40
Net realized and unrealized gain (loss)[b]	(1.08)	(6.26)	0.66	6.51	(18.32)	(13.69)

Total from investment operations	(0.91)	(6.03)	1.06	6.64	(17.89)	(13.29)

Less distributions from:
Net investment income	(0.23)	(0.23)	(0.43)	(0.16)	(0.47)	(0.32)
Return of capital	—	(0.08)	(0.04)	(0.00)[c]	—	—

Total distributions	(0.23)	(0.31)	(0.47)	(0.16)	(0.47)	(0.32)

Net asset value, end of period	$22.43	$23.57	$29.91	$29.32	$22.84	$41.20

Total return	(3.85)%[d]	(20.14)%	3.71%	29.11%	(43.42)%	(24.35)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$43,745	$54,220	$128,593	$108,477	$138,160	$273,987
Ratio of expenses to average net assets[e]	0.46%	0.47%	0.47%	0.48%	0.47%	0.48%
Ratio of net investment income to average net assets[e]	1.55%	0.96%	1.43%	0.50%	1.55%	0.85%
Portfolio turnover rate[f]	11%	20%	32%	24%	59%	73%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Providers Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$64.11	$65.20	$50.10	$34.83	$49.64	$58.55

Income from investment operations:
Net investment income (loss)[a]	0.19	0.20	0.01	(0.13)	(0.13)	(0.19)
Net realized and unrealized gain (loss)[b]	3.51	(1.08)	15.19	15.40	(14.68)	(8.18)

Total from investment operations	3.70	(0.88)	15.20	15.27	(14.81)	(8.37)

Less distributions from:
Net investment income	(0.07)	(0.21)	(0.10)	—	—	(0.54)

Total distributions	(0.07)	(0.21)	(0.10)	—	—	(0.54)

Net asset value, end of period	$67.74	$64.11	$65.20	$50.10	$34.83	$49.64

Total return	5.77%[c]	(1.35)%	30.41%	43.84%	(29.84)%	(14.45)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$233,720	$285,293	$260,817	$197,911	$74,884	$131,536
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[d]	0.59%	0.33%	0.03%	(0.28)%	(0.31)%	(0.33)%
Portfolio turnover rate[e]	10%	23%	13%	19%	13%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Home Construction Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$15.47	$13.52	$15.20	$11.15	$20.20	$36.19

Income from investment operations:
Net investment income[a]	0.07	0.09	0.09	0.08	0.19	0.37
Net realized and unrealized gain (loss)[b]	5.03	1.95	(1.69)	4.06	(8.99)	(16.06)

Total from investment operations	5.10	2.04	(1.60)	4.14	(8.80)	(15.69)

Less distributions from:
Net investment income	(0.03)	(0.09)	(0.08)	(0.09)	(0.25)	(0.20)
Return of capital	—	—	—	—	—	(0.10)

Total distributions	(0.03)	(0.09)	(0.08)	(0.09)	(0.25)	(0.30)

Net asset value, end of period	$20.54	$15.47	$13.52	$15.20	$11.15	$20.20

Total return	33.04%[c]	15.34%	(10.49)%	37.44%	(43.65)%	(43.39)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,481,779	$679,965	$501,567	$344,340	$198,456	$418,134
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	0.78%	0.74%	0.69%	0.67%	1.44%	1.83%
Portfolio turnover rate[e]	10%	10%	22%	35%	35%	34%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Insurance Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$32.02	$33.54	$30.51	$19.55	$44.05	$55.64

Income from investment operations:
Net investment income[a]	0.18	0.52	0.51	0.39	0.55	0.76
Net realized and unrealized gain (loss)[b]	1.08	(1.52)	3.09	10.99	(24.50)	(11.71)

Total from investment operations	1.26	(1.00)	3.60	11.38	(23.95)	(10.95)

Less distributions from:
Net investment income	(0.18)	(0.52)	(0.57)	(0.42)	(0.55)	(0.64)

Total distributions	(0.18)	(0.52)	(0.57)	(0.42)	(0.55)	(0.64)

Net asset value, end of period	$33.10	$32.02	$33.54	$30.51	$19.55	$44.05

Total return	3.98%[c]	(2.78)%	11.98%	58.58%	(54.66)%	(19.82)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$72,825	$70,438	$85,520	$85,418	$28,350	$46,257
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.17%	1.77%	1.68%	1.50%	2.06%	1.54%
Portfolio turnover rate[e]	11%	11%	15%	9%	25%	10%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Medical Devices Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$67.13	$68.61	$59.90	$39.80	$56.58	$54.42

Income from investment operations:
Net investment income (loss)[a]	0.15	0.18	0.09	0.11	0.03	(0.04)
Net realized and unrealized gain (loss)[b]	(0.77)	(1.48)	8.66	20.08	(16.77)	2.20

Total from investment operations	(0.62)	(1.30)	8.75	20.19	(16.74)	2.16

Less distributions from:
Net investment income	(0.16)	(0.18)	(0.04)	(0.09)	(0.04)	—

Total distributions	(0.16)	(0.18)	(0.04)	(0.09)	(0.04)	—

Net asset value, end of period	$66.35	$67.13	$68.61	$59.90	$39.80	$56.58

Total return	(0.92)%[c]	(1.86)%	14.61%	50.74%	(29.58)%	3.97%

Ratios/Supplemental data:
Net assets, end of period (000s)	$268,713	$332,287	$493,959	$446,255	$214,902	$291,412
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[d]	0.45%	0.29%	0.15%	0.21%	0.07%	(0.08)%
Portfolio turnover rate[e]	5%	22%	33%	25%	26%	30%

[a]	Based on average shares outstanding throughout each period.
b

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$64.57	$74.76	$56.64	$39.19	$75.29	$54.72

Income from investment operations:
Net investment income[a]	0.26	0.31	0.28	0.21	0.24	0.18
Net realized and unrealized gain (loss)[b]	(2.41)	(10.17)	18.13	17.48	(36.12)	20.55

Total from investment operations	(2.15)	(9.86)	18.41	17.69	(35.88)	20.73

Less distributions from:
Net investment income	(0.25)	(0.33)	(0.29)	(0.24)	(0.22)	(0.16)

Total distributions	(0.25)	(0.33)	(0.29)	(0.24)	(0.22)	(0.16)

Net asset value, end of period	$62.17	$64.57	$74.76	$56.64	$39.19	$75.29

Total return	(3.32)%[c]	(13.17)%	32.61%	45.23%	(47.69)%	37.95%

Ratios/Supplemental data:
Net assets, end of period (000s)	$304,632	$377,714	$590,617	$424,786	$335,055	$289,873
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	0.87%	0.48%	0.47%	0.43%	0.47%	0.28%
Portfolio turnover rate[e]	9%	13%	21%	22%	19%	15%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Oil Equipment & Services Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$53.56	$67.03	$47.17	$31.08	$69.03	$51.49

Income from investment operations:
Net investment income[a]	0.15	0.19	0.22	0.30	0.16	0.04
Net realized and unrealized gain (loss)[b]	(3.60)	(13.47)	19.89	16.10	(37.97)	17.53

Total from investment operations	(3.45)	(13.28)	20.11	16.40	(37.81)	17.57

Less distributions from:
Net investment income	(0.16)	(0.19)	(0.25)	(0.31)	(0.14)	(0.03)

Total distributions	(0.16)	(0.19)	(0.25)	(0.31)	(0.14)	(0.03)

Net asset value, end of period	$49.95	$53.56	$67.03	$47.17	$31.08	$69.03

Total return	(6.44)%[c]	(19.80)%	42.81%	52.92%	(54.76)%	34.13%

Ratios/Supplemental data:
Net assets, end of period (000s)	$342,132	$452,611	$713,851	$412,740	$194,235	$314,093
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	0.61%	0.34%	0.43%	0.72%	0.37%	0.07%
Portfolio turnover rate[e]	11%	13%	30%	11%	28%	21%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Pharmaceuticals Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$83.94	$71.96	$58.90	$41.11	$49.28	$57.56

Income from investment operations:
Net investment income[a]	0.98	1.03	0.90	0.75	0.80	0.60
Net realized and unrealized gain (loss)[b]	2.61	11.95	13.07	17.79	(8.18)	(8.30)

Total from investment operations	3.59	12.98	13.97	18.54	(7.38)	(7.70)

Less distributions from:
Net investment income	(0.97)	(1.00)	(0.91)	(0.75)	(0.79)	(0.58)

Total distributions	(0.97)	(1.00)	(0.91)	(0.75)	(0.79)	(0.58)

Net asset value, end of period	$86.56	$83.94	$71.96	$58.90	$41.11	$49.28

Total return	4.26%[c]	18.23%	23.99%	45.32%	(15.13)%	(13.43)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$441,479	$373,531	$194,288	$170,802	$98,676	$71,463
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.24%	1.38%	1.47%	1.39%	1.76%	1.12%
Portfolio turnover rate[e]	7%	18%	25%	29%	27%	21%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Regional Banks Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$24.82	$24.34	$26.33	$17.93	$36.36	$50.39
Income from investment operations:
Net investment income[a]	0.24	0.42	0.30	0.30	1.05	1.55
Net realized and unrealized gain (loss)[b]	(0.21)	0.48	(2.01)	8.43	(18.34)	(14.32)

Total from investment operations	0.03	0.90	(1.71)	8.73	(17.29)	(12.77)

Less distributions from:
Net investment income	(0.23)	(0.42)	(0.28)	(0.33)	(1.14)	(1.26)

Total distributions	(0.23)	(0.42)	(0.28)	(0.33)	(1.14)	(1.26)

Net asset value, end of period	$24.62	$24.82	$24.34	$26.33	$17.93	$36.36

Total return	0.13%[c]	4.03%	(6.42)%	49.30%	(48.35)%	(25.69)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$155,088	$143,941	$144,820	$202,759	$121,024	$189,069
Ratio of expenses to average net assets[d]	0.46%	0.47%	0.47%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.97%	1.91%	1.27%	1.44%	4.20%	4.00%
Portfolio turnover rate[e]	4%	7%	11%	23%	19%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Dow Jones U.S. Aerospace & Defense	Non-diversified
Dow Jones U.S. Broker-Dealers	Non-diversified
Dow Jones U.S. Healthcare Providers	Non-diversified
Dow Jones U.S. Home Construction	Non-diversified
Dow Jones U.S. Insurance	Non-diversified
Dow Jones U.S. Medical Devices	Non-diversified

iShares Index Fund	Diversification Classification
Dow Jones U.S. Oil & Gas Exploration & Production	Non-diversified

Dow Jones U.S. Oil Equipment & Services	Non-diversified
Dow Jones U.S. Pharmaceuticals	Non-diversified
Dow Jones U.S. Regional Banks	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of October 31, 2012, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended October 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Aerospace & Defense	$16,363
Dow Jones U.S. Broker-Dealers	3,559
Dow Jones U.S. Healthcare Providers	15,170
Dow Jones U.S. Home Construction	222,464
Dow Jones U.S. Insurance	1,244
Dow Jones U.S. Medical Devices	32,462

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Oil & Gas Exploration & Production	$40,081
Dow Jones U.S. Oil Equipment & Services	179,829
Dow Jones U.S. Pharmaceuticals	143,113
Dow Jones U.S. Regional Banks	6,002

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended October 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones U.S. Home Construction
Cavco Industries Inc.	266,981	277,812	(148,494)	396,299	$19,157,094	$—	$98,827
M/I Homes Inc.	1,072,675	903,456	(821,990)	1,154,141	25,679,637	—	1,356,794

					$44,836,731	$—	$1,455,621

Dow Jones U.S. Regional Banks
PNC Financial Services Group Inc. (The)	266,465	80,969	(67,768)	279,666	$16,273,765	$195,287	$(134,145)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Aerospace & Defense	$11,290,926	$11,386,949
Dow Jones U.S. Broker-Dealers	4,980,317	5,058,155
Dow Jones U.S. Healthcare Providers	22,929,623	23,826,632
Dow Jones U.S. Home Construction	99,579,046	97,234,371
Dow Jones U.S. Insurance	7,523,751	7,520,848
Dow Jones U.S. Medical Devices	14,458,075	15,160,566
Dow Jones U.S. Oil & Gas Exploration & Production	28,124,848	28,725,517
Dow Jones U.S. Oil Equipment & Services	42,964,650	43,338,427
Dow Jones U.S. Pharmaceuticals	29,187,232	28,961,513
Dow Jones U.S. Regional Banks	6,061,596	5,898,920

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Aerospace & Defense	$–	$18,959,973
Dow Jones U.S. Broker-Dealers	4,315,397	11,891,811
Dow Jones U.S. Healthcare Providers	59,491,597	120,255,439
Dow Jones U.S. Home Construction	829,202,658	325,960,018
Dow Jones U.S. Insurance	7,430,719	7,857,649
Dow Jones U.S. Medical Devices	78,944,531	134,867,266
Dow Jones U.S. Oil & Gas Exploration & Production	146,675,144	199,415,250
Dow Jones U.S. Oil Equipment & Services	53,395,158	130,977,147
Dow Jones U.S. Pharmaceuticals	113,110,817	55,688,506
Dow Jones U.S. Regional Banks	44,032,391	29,074,319

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2012 and the value of the related collateral are disclosed in

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Dow Jones U.S. Aerospace & Defense	$4,872,328	$218,173	$257,417	$9,600,011	$18,274,518	$1,447,425	$34,669,872
Dow Jones U.S. Broker-Dealers	3,282,476	203,587	7,089,008	31,804,022	17,785,438	2,266,806	62,431,337
Dow Jones U.S. Healthcare Providers	727,645	—	752,715	1,512,696	6,657,015	—	9,650,071
Dow Jones U.S. Home Construction	3,579,859	—	4,410,404	24,583,851	146,896,099	7,844,464	187,314,677
Dow Jones U.S. Insurance	1,201,327	83,550	25,936	11,890,168	2,305,872	2,460,926	17,967,779
Dow Jones U.S. Medical Devices	3,221,901	42,150	610,958	6,007,659	19,646,702	6,907,841	36,437,211
Dow Jones U.S. Oil & Gas Exploration & Production	1,564,899	115,443	413,565	1,593,277	9,040,459	7,967,383	20,695,026
Dow Jones U.S. Oil Equipment & Services	—	—	—	1,460,417	57,694,132	23,866,864	83,021,413
Dow Jones U.S. Pharmaceuticals	—	—	284,779	89,576	487,890	—	862,245
Dow Jones U.S. Regional Banks	7,473,309	47,538	94,893	14,260,731	19,012,829	1,225,053	42,114,353

[a]	Must be utilized prior to losses subject to expiration.

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Aerospace & Defense	$104,623,692	$3,812,845	$(18,805,402)	$(14,992,557)
Dow Jones U.S. Broker-Dealers	66,873,814	395,368	(20,763,352)	(20,367,984)
Dow Jones U.S. Healthcare Providers	273,578,776	7,792,684	(24,206,081)	(16,413,397)
Dow Jones U.S. Home Construction	1,394,760,903	268,754,270	(13,290,201)	255,464,069
Dow Jones U.S. Insurance	73,802,450	7,124,989	(6,102,812)	1,022,177
Dow Jones U.S. Medical Devices	333,919,147	10,986,558	(43,396,891)	(32,410,333)
Dow Jones U.S. Oil & Gas Exploration & Production	381,452,391	11,517,392	(76,364,831)	(64,847,439)
Dow Jones U.S. Oil Equipment & Services	450,045,599	4,458,639	(89,246,940)	(84,788,301)
Dow Jones U.S. Pharmaceuticals	464,440,703	49,384,216	(20,094,035)	29,290,181
Dow Jones U.S. Regional Banks	189,092,492	2,096,603	(31,401,811)	(29,305,208)

Management has reviewed the tax positions as of October 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	71

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	73

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Dow Jones U.S. Medical Devices	$0.15561	$—	$0.00621	$0.16182	96%	—%	4%	100%

SUPPLEMENTAL INFORMATION	75

Notes:

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-43-1012

October 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares Morningstar Large Core Index Fund  |  JKD  |  NYSE Arca

iShares Morningstar Large Growth Index Fund  |  JKE  |  NYSE Arca

iShares Morningstar Large Value Index Fund  |  JKF  |  NYSE Arca

iShares Morningstar Mid Core Index Fund  |  JKG  |  NYSE Arca

iShares Morningstar Mid Growth Index Fund  |  JKH  |  NYSE Arca

iShares Morningstar Mid Value Index Fund  |  JKI  |  NYSE Arca

iShares Morningstar Small Core Index Fund  |  JKJ  |  NYSE Arca

iShares Morningstar Small Growth Index Fund  |  JKK  |  NYSE Arca

iShares Morningstar Small Value Index Fund  |  JKL  |  NYSE Arca

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.39%	17.43%	17.67%	1.51%	1.49%	1.68%	5.60%	5.59%	5.81%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.39%	17.43%	17.67%	7.76%	7.68%	8.69%	57.62%	57.46%	60.17%

Total returns for the period since inception are calculated from the inception date of the Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

The iShares Morningstar Large Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Large Core IndexSM (the “Core Index”). The Core Index measures the performance of stocks issued by large-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2012, the total return for the Fund was 3.23%, net of fees, while the total return for the Index was 3.35%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	30.32%
Financial	19.62
Communications	16.52
Industrial	12.43
Consumer Cyclical	8.06
Technology	6.15
Utilities	2.82
Basic Materials	2.52
Energy	1.41
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Microsoft Corp.	6.02%
Johnson & Johnson	5.46
Procter & Gamble Co. (The)	5.33
Wells Fargo & Co.	4.63
Berkshire Hathaway Inc. Class B	4.43
Verizon Communications Inc.	3.56
PepsiCo Inc.	3.01
Abbott Laboratories	2.87
Bank of America Corp.	2.81
Comcast Corp. Class A	2.80

TOTAL	40.92%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.04%	14.11%	14.30%	0.90%	0.91%	1.14%	3.69%	3.69%	3.94%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.04%	14.11%	14.30%	4.59%	4.62%	5.83%	35.29%	35.26%	38.05%

Total returns for the period since inception are calculated from the inception date of the Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

The iShares Morningstar Large Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Large Growth IndexSM (the “Growth Index”). The Growth Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended October 31, 2012, the total return for the Fund was (1.09)%, net of fees, while the total return for the Index was (0.98)%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Technology	32.22%
Consumer Non-Cyclical	19.98
Consumer Cyclical	11.54
Communications	11.42
Financial	9.89
Energy	6.46
Industrial	5.89
Basic Materials	2.51
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Apple Inc.	14.52%
International Business Machines Corp.	5.44
Google Inc. Class A	4.69
Philip Morris International Inc.	3.88
Coca-Cola Co. (The)	3.75
Oracle Corp.	3.08
QUALCOMM Inc.	2.60
Schlumberger Ltd.	2.40
McDonald’s Corp.	2.28
Amazon.com Inc.	2.19

TOTAL	44.83%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.32%	15.31%	15.66%	(2.54)%	(2.52)%	(2.32)%	3.89%	3.88%	4.15%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.32%	15.31%	15.66%	(12.08)%	(12.00)%	(11.10)%	37.54%	37.41%	40.38%

Total returns for the period since inception are calculated from the inception date of the Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The iShares Morningstar Large Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Large Value IndexSM (the “Value Index”). The Value Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended October 31, 2012, the total return for the Fund was 4.71%, net of fees, while the total return for the Index was 4.87%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets
Energy	27.08%
Financial	18.54
Consumer Non-Cyclical	14.42
Industrial	10.14
Communications	7.98
Consumer Cyclical	6.80
Utilities	6.36
Technology	4.72
Basic Materials	3.86
Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets
Exxon Mobil Corp.	11.57%
General Electric Co.	6.11
Chevron Corp.	5.94
AT&T Inc.	5.48
Pfizer Inc.	5.10
J.P. Morgan Chase & Co.	4.35
Merck & Co. Inc.	3.82
Wal-Mart Stores Inc.	3.47
Citigroup Inc.	3.01
Intel Corp.	2.97

TOTAL	51.82%

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR MID CORE INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.56%	13.57%	13.76%	2.77%	2.78%	2.97%	7.15%	7.15%	7.39%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.56%	13.57%	13.76%	14.62%	14.67%	15.77%	77.94%	77.90%	81.25%

Total returns for the period since inception are calculated from the inception date of the Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

The iShares Morningstar Mid Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Mid Core IndexSM (the “Core Index”). The Core Index measures the performance of stocks issued by mid-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2012, the total return for the Fund was (0.37)%, net of fees, while the total return for the Index was (0.27)%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	25.48%
Industrial	16.31
Consumer Cyclical	14.22
Financial	11.81
Technology	11.76
Energy	5.50
Communications	5.06
Utilities	4.97
Basic Materials	4.67
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Mattel Inc.	1.37%
Cooper Industries PLC	1.31
Analog Devices Inc.	1.27
Zimmer Holdings Inc.	1.22
Watson Pharmaceuticals Inc.	1.20
Northern Trust Corp.	1.14
Liberty Interactive Corp. Series A	1.13
Fiserv Inc.	1.11
Rockwell Automation Inc.	1.09
Genuine Parts Co.	1.06

TOTAL	11.90%

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.46%	6.34%	6.71%	0.24%	0.24%	0.48%	7.19%	7.18%	7.47%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.46%	6.34%	6.71%	1.21%	1.20%	2.44%	78.53%	78.37%	82.37%

Total returns for the period since inception are calculated from the inception date of the Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

The iShares Morningstar Mid Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Mid Growth IndexSM (the “Growth Index”). The Growth Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended October 31, 2012, the total return for the Fund was (2.84)%, net of fees, while the total return for the Index was (2.69)%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets
Financial	19.34%
Consumer Non-Cyclical	18.16
Consumer Cyclical	13.24
Industrial	12.94
Communications	11.23
Technology	10.78
Energy	8.93
Basic Materials	4.48
Utilities	0.67
Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets
Health Care REIT Inc.	1.48%
Weyerhaeuser Co.	1.46
Liberty Media Corp. Series A	1.21
Sherwin-Williams Co. (The)	1.19
Southwestern Energy Co.	1.18
Teradata Corp.	1.13
Sirius XM Radio Inc.	1.05
Roper Industries Inc.	1.04
Regeneron Pharmaceuticals Inc.	1.04
Harley-Davidson Inc.	1.04

TOTAL	11.82%

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.92%	13.82%	14.18%	1.31%	1.31%	1.56%	6.03%	6.02%	6.28%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.92%	13.82%	14.18%	6.74%	6.74%	8.07%	63.00%	62.87%	66.24%

Total returns for the period since inception are calculated from the inception date of the Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

The iShares Morningstar Mid Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Mid Value IndexSM (the “Value Index”). The Value Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended October 31, 2012, the total return for the Fund was 1.51%, net of fees, while the total return for the Index was 1.64%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Financial	21.85%
Industrial	13.36
Consumer Non–Cyclical	12.85
Utilities	12.85
Consumer Cyclical	10.86
Energy	8.40
Technology	7.41
Communications	5.94
Basic Materials	5.78
Diversified	0.46
Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Sprint Nextel Corp.	1.69%
Entergy Corp.	1.31
Symantec Corp.	1.30
M&T Bank Corp.	1.27
Northeast Utilities	1.26
Ameriprise Financial Inc.	1.25
Stanley Black & Decker Inc.	1.19
ConAgra Foods Inc.	1.15
American Capital Agency Corp.	1.15
Murphy Oil Corp.	1.13

TOTAL	12.70%

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.14%	11.04%	11.33%	1.80%	1.82%	1.93%	6.34%	6.33%	6.54%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.14%	11.04%	11.33%	9.31%	9.46%	10.00%	67.08%	66.83%	69.62%

Total returns for the period since inception are calculated from the inception date of the Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

The iShares Morningstar Small Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Small Core IndexSM (the “Core Index”). The Core Index measures the performance of stocks issued by small-capitalization companies that have exhibited average “growth” and “value” characteristics as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities included in the Core Index that collectively has an investment profile similar to the Core Index. Due to the use of representative sampling, the Core Fund may or may not hold all of the securities that are included in the Core Index. For the six-month period ended October 31, 2012, the total return for the Fund was (0.93)%, net of fees, while the total return for the Index was (0.76)%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Financial	21.16%
Industrial	19.78
Consumer Cyclical	19.32
Consumer Non-Cyclical	17.58
Technology	7.22
Basic Materials	4.07
Communications	3.96
Energy	3.77
Utilities	2.96
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

National Retail Properties Inc.	1.03%
Chico’s FAS Inc.	0.92
Service Corp. International	0.90
Shaw Group Inc. (The)	0.87
Warnaco Group Inc. (The)	0.86
WEX Inc.	0.85
ProAssurance Corp.	0.82
Acuity Brands Inc.	0.82
Cleco Corp.	0.79
Compass Minerals International Inc.	0.78

TOTAL	8.64%

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.26%	9.18%	9.30%	1.38%	1.38%	1.55%	5.51%	5.50%	5.73%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.26%	9.18%	9.30%	7.10%	7.07%	7.97%	56.51%	56.28%	59.18%

Total returns for the period since inception are calculated from the inception date of the Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	19

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

The iShares Morningstar Small Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Small Growth IndexSM (the “Growth Index”). The Growth Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended October 31, 2012, the total return for the Fund was (0.86)%, net of fees, while the total return for the Index was (0.86)%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	24.84%
Financial	18.64
Technology	13.97
Consumer Cyclical	13.37
Industrial	13.08
Communications	9.33
Energy	5.84
Basic Materials	0.93
Utilities	0.10
Short-Term and Other Assets, Less Liabilities	(0.10)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

ARIAD Pharmaceuticals Inc.	1.07%
Cheniere Energy Inc.	1.03
Genesee & Wyoming Inc. Class A	0.94
AOL Inc.	0.91
Pharmacyclics Inc.	0.91
Six Flags Entertainment Corp.	0.90
Tanger Factory Outlet Centers Inc.	0.88
Cubist Pharmaceuticals Inc.	0.82
Ultimate Software Group Inc. (The)	0.81
Mid-America Apartment Communities Inc.	0.79

TOTAL	9.06%

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.95%	15.84%	16.16%	4.58%	4.39%	4.82%	7.19%	7.16%	7.47%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.95%	15.84%	16.16%	25.12%	23.98%	26.53%	78.43%	78.08%	82.39%

Total returns for the period since inception are calculated from the inception date of the Fund (6/28/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	21

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

The iShares Morningstar Small Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Small Value IndexSM (the “Value Index”). The Value Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended October 31, 2012, the total return for the Fund was 3.23%, net of fees, while the total return for the Index was 3.31%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Financial	26.56%
Consumer Non-Cyclical	17.46
Industrial	13.79
Consumer Cyclical	13.11
Utilities	9.24
Basic Materials	6.48
Technology	5.40
Energy	4.84
Communications	2.97
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Ocwen Financial Corp.	1.31%
Two Harbors Investment Corp.	0.98
Dean Foods Co.	0.91
MFA Financial Inc.	0.86
Teleflex Inc.	0.82
Coeur d’Alene Mines Corp.	0.81
Oshkosh Corp.	0.81
Assured Guaranty Ltd.	0.79
Alaska Air Group Inc.	0.79
Hatteras Financial Corp.	0.78

TOTAL	8.86%

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Morningstar Large Core
Actual	$1,000.00	$1,032.30	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Morningstar Large Growth
Actual	1,000.00	989.10	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Morningstar Large Value
Actual	1,000.00	1,047.10	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Morningstar Mid Core
Actual	1,000.00	996.30	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28

SHAREHOLDER EXPENSES	23

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Morningstar Mid Growth
Actual	$1,000.00	$971.60	0.30%	$1.49
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53
Morningstar Mid Value
Actual	1,000.00	1,015.10	0.30	1.52
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53
Morningstar Small Core
Actual	1,000.00	990.70	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Morningstar Small Growth
Actual	1,000.00	991.40	0.30	1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53
Morningstar Small Value
Actual	1,000.00	1,032.30	0.30	1.54
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.85%

ADVERTISING — 0.36%
Omnicom Group Inc.	21,037	$1,007,883

		1,007,883
AEROSPACE & DEFENSE — 1.83%
United Technologies Corp.	66,520	5,199,203

		5,199,203
AGRICULTURE — 0.80%
Lorillard Inc.	10,345	1,200,124
Reynolds American Inc.	25,974	1,081,557

		2,281,681
AUTO MANUFACTURERS — 0.43%
PACCAR Inc.	27,997	1,213,390

		1,213,390
BANKS — 10.17%
Bank of America Corp.	854,576	7,964,648
BB&T Corp.	55,364	1,602,788
SunTrust Banks Inc.	42,647	1,159,999
U.S. Bancorp	150,295	4,991,297
Wells Fargo & Co.	389,532	13,123,333

		28,842,065
BEVERAGES — 3.01%
PepsiCo Inc.	123,407	8,544,701

		8,544,701
BIOTECHNOLOGY — 1.86%
Amgen Inc.	61,121	5,289,717

		5,289,717
CHEMICALS — 2.52%
Air Products and Chemicals Inc.	16,766	1,299,868
E.I. du Pont de Nemours and Co.	73,781	3,284,730
Mosaic Co. (The)	21,902	1,146,351
PPG Industries Inc.	12,092	1,415,731

		7,146,680
COSMETICS & PERSONAL CARE — 5.33%
Procter & Gamble Co. (The)	218,400	15,122,016

		15,122,016
DIVERSIFIED FINANCIAL SERVICES — 1.16%
BlackRock Inc.[a]	10,159	1,926,959
CME Group Inc.	24,227	1,355,016

		3,281,975

Security	Shares	Value

ELECTRIC — 2.82%
Dominion Resources Inc.	45,499	$2,401,437
NextEra Energy Inc.	33,549	2,350,443
Southern Co. (The)	69,378	3,249,666

		8,001,546
ELECTRICAL COMPONENTS & EQUIPMENT — 0.98%
Emerson Electric Co.	57,698	2,794,314

		2,794,314
ELECTRONICS — 2.31%
Honeywell International Inc.	61,900	3,790,756
Thermo Fisher Scientific Inc.	29,030	1,772,572
Tyco International Ltd.	36,417	978,525

		6,541,853
ENVIRONMENTAL CONTROL — 0.40%
Waste Management Inc.	34,511	1,129,890

		1,129,890
FOOD — 3.43%
General Mills Inc.	51,463	2,062,637
H.J. Heinz Co.	25,361	1,458,511
Kellogg Co.	19,550	1,022,856
Mondelez International Inc. Class A	140,732	3,735,027
Sysco Corp.	46,455	1,443,357

		9,722,388
HEALTH CARE — PRODUCTS — 4.06%
Baxter International Inc.	43,416	2,719,144
Becton, Dickinson and Co.	15,804	1,196,047
Covidien PLC	38,110	2,094,145
Medtronic Inc.	80,899	3,363,781
St. Jude Medical Inc.	24,867	951,411
Stryker Corp.	22,899	1,204,487

		11,529,015
HOUSEHOLD PRODUCTS & WARES — 0.92%
Kimberly-Clark Corp.	31,330	2,614,488

		2,614,488
INSURANCE — 7.86%
American International Group Inc.[b,c]	92,495	3,230,850
Aon PLC	25,533	1,377,505
Berkshire Hathaway Inc. Class Bb,c	145,415	12,556,585
Chubb Corp. (The)	21,053	1,620,660
Loews Corp.	24,752	1,046,515

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2012

Security	Shares	Value

Marsh & McLennan Companies Inc.	43,097	$1,466,591
Progressive Corp. (The)	44,389	989,875

		22,288,581
INTERNET — 0.49%
Yahoo! Inc.[c]	82,559	1,387,817

		1,387,817
LEISURE TIME — 0.47%
Carnival Corp.	35,414	1,341,482

		1,341,482
MACHINERY — 2.01%
Caterpillar Inc.	51,805	4,393,582
Cummins Inc.	14,025	1,312,460

		5,706,042
MANUFACTURING — 3.00%
3M Co.	50,436	4,418,194
Illinois Tool Works Inc.	34,238	2,099,816
Ingersoll-Rand PLC	22,706	1,067,863
Parker Hannifin Corp.	11,836	931,020

		8,516,893
MEDIA — 9.59%
CBS Corp. Class B NVS	47,137	1,527,239
Comcast Corp. Class A	212,184	7,959,022
DIRECTV[c]	49,815	2,546,044
News Corp. Class A NVS	161,449	3,861,860
Time Warner Cable Inc.	24,311	2,409,463
Viacom Inc. Class B NVS	37,585	1,926,983
Walt Disney Co. (The)	142,281	6,981,729

		27,212,340
OIL & GAS SERVICES — 0.88%
National Oilwell Varco Inc.	33,835	2,493,639

		2,493,639
PHARMACEUTICALS — 10.90%
Abbott Laboratories	124,443	8,153,505
Bristol-Myers Squibb Co.	133,146	4,427,104
Cardinal Health Inc.	27,014	1,111,086
Johnson & Johnson	218,619	15,482,598
McKesson Corp.	18,745	1,749,096

		30,923,389
PIPELINES — 0.53%
Spectra Energy Corp.	51,703	1,492,666

		1,492,666

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 0.44%
Prologis Inc.[b]	36,484	$1,251,036

		1,251,036
RETAIL — 7.16%
CVS Caremark Corp.	100,888	4,681,203
Gap Inc. (The)	23,618	843,635
Home Depot Inc. (The)	119,536	7,337,120
Lowe’s Companies Inc.	90,477	2,929,645
Macy’s Inc.	31,879	1,213,634
Target Corp.	51,935	3,310,856

		20,316,093
SOFTWARE — 6.15%
Activision Blizzard Inc.	33,478	364,575
Microsoft Corp.	598,282	17,071,977

		17,436,552
TELECOMMUNICATIONS — 6.09%
Cisco Systems Inc.	419,486	7,189,990
Verizon Communications Inc.	225,904	10,084,355

		17,274,345
TRANSPORTATION — 1.89%
CSX Corp.	82,602	1,690,863
FedEx Corp.	23,181	2,132,420
Norfolk Southern Corp.	25,304	1,552,400

		5,375,683

TOTAL COMMON STOCKS
(Cost: $252,403,998)		283,279,363

SHORT-TERM INVESTMENTS — 1.24%

MONEY MARKET FUNDS — 1.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[a,d,e]	2,934,394	2,934,394
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[a,d,e]	209,486	209,486
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[a,d]	379,168	379,168

		3,523,048

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,523,048)		3,523,048

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2012

Value
TOTAL INVESTMENTS IN SECURITIES — 101.09%
(Cost: $255,927,046)	$286,802,411
Other Assets, Less Liabilities — (1.09)%	(3,084,195)

NET ASSETS — 100.00%	$283,718,216

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 1.24%
Boeing Co. (The)	78,762	$5,547,995

		5,547,995
AGRICULTURE — 5.57%
Altria Group Inc.	236,660	7,525,788
Philip Morris International Inc.	196,253	17,380,166

		24,905,954
APPAREL — 1.89%
Coach Inc.	33,205	1,861,140
Nike Inc. Class B	42,804	3,911,430
Ralph Lauren Corp.	7,113	1,093,197
VF Corp.	10,233	1,601,260

		8,467,027
BEVERAGES — 3.75%
Coca-Cola Co. (The)	450,752	16,758,959

		16,758,959
BIOTECHNOLOGY — 3.45%
Alexion Pharmaceuticals Inc.[a,b]	22,500	2,033,550
Biogen Idec Inc.[a,b]	27,510	3,802,432
Celgene Corp.[a]	50,222	3,682,277
Gilead Sciences Inc.[a]	88,074	5,915,050

		15,433,309
CHEMICALS — 2.49%
Ecolab Inc.	30,687	2,135,815
Monsanto Co.	62,042	5,339,955
Praxair Inc.	34,710	3,686,549

		11,162,319
COMMERCIAL SERVICES — 2.02%
Automatic Data Processing Inc.	56,412	3,260,050
MasterCard Inc. Class A	12,495	5,759,320

		9,019,370
COMPUTERS — 23.17%
Accenture PLC Class A	73,911	4,982,341
Apple Inc.	109,135	64,946,238
Cognizant Technology Solutions Corp. Class Aa	34,764	2,317,021
EMC Corp.[a]	244,349	5,967,003
International Business Machines Corp.	125,063	24,328,505
NetApp Inc.[a]	42,295	1,137,735

		103,678,843

Security	Shares	Value

COSMETICS & PERSONAL CARE — 1.60%
Colgate-Palmolive Co.	51,886	$5,445,955
Estee Lauder Companies Inc. (The) Class A	27,950	1,722,279

		7,168,234
DISTRIBUTION & WHOLESALE — 0.63%
Fastenal Co.	31,380	1,402,686
W.W. Grainger Inc.	6,974	1,404,633

		2,807,319
DIVERSIFIED FINANCIAL SERVICES — 4.60%
American Express Co.	114,829	6,426,979
Charles Schwab Corp. (The)	127,576	1,732,482
Franklin Resources Inc.	16,096	2,057,069
T. Rowe Price Group Inc.	29,519	1,916,964
Visa Inc. Class A	60,850	8,443,546

		20,577,040
ELECTRONICS — 0.33%
Agilent Technologies Inc.	40,561	1,459,790

		1,459,790
FOOD — 0.69%
Hershey Co. (The)	17,646	1,214,927
Whole Foods Market Inc.	20,001	1,894,695

		3,109,622
HEALTH CARE — PRODUCTS — 0.56%
Intuitive Surgical Inc.[a,b]	4,653	2,522,950

		2,522,950
INTERNET — 9.35%
Amazon.com Inc.[a]	42,105	9,802,886
eBay Inc.[a]	135,031	6,520,647
Facebook Inc. Class Aa	57,326	1,210,438
Google Inc. Class Aa	30,841	20,964,787
Priceline.com Inc.[a]	5,799	3,327,292

		41,826,050
LODGING — 0.92%
Las Vegas Sands Corp.	41,201	1,913,375
Marriott International Inc. Class A	29,311	1,069,265
Wynn Resorts Ltd.	9,247	1,119,442

		4,102,082
MANUFACTURING — 0.79%
Danaher Corp.	67,991	3,517,174

		3,517,174

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

MEDIA — 1.17%
Discovery Communications Inc. Series Aa,b	28,774	$1,698,241
Liberty Global Inc. Series Aa	29,121	1,748,134
McGraw-Hill Companies Inc. (The)	32,629	1,803,731

		5,250,106
METAL FABRICATE & HARDWARE — 0.66%
Precision Castparts Corp.	16,938	2,931,460

		2,931,460
OIL & GAS — 2.60%
Anadarko Petroleum Corp.	58,175	4,003,022
Continental Resources Inc.[a]	6,538	469,820
EOG Resources Inc.	31,428	3,661,048
Noble Energy Inc.	20,703	1,966,992
Pioneer Natural Resources Co.	14,320	1,512,908

		11,613,790
OIL & GAS SERVICES — 2.73%
Cameron International Corp.[a]	28,674	1,452,052
Schlumberger Ltd.	154,491	10,741,759

		12,193,811
PHARMACEUTICALS — 2.34%
Allergan Inc.	35,779	3,217,248
Express Scripts Holding Co.[a,b]	94,390	5,808,760
Mead Johnson Nutrition Co. Class A	23,724	1,462,822

		10,488,830
PIPELINES — 1.14%
Kinder Morgan Inc.	73,660	2,556,739
Williams Companies Inc. (The)	72,985	2,553,745

		5,110,484
REAL ESTATE INVESTMENT TRUSTS — 5.29%
American Tower Corp.	45,995	3,462,964
AvalonBay Communities Inc.	11,280	1,529,117
Boston Properties Inc.[b]	17,559	1,866,522
Equity Residential[b]	35,036	2,011,417
General Growth Properties Inc.	52,325	1,028,709
HCP Inc.[b]	52,568	2,328,762
Public Storage	16,791	2,327,736
Simon Property Group Inc.	35,310	5,374,535
Ventas Inc.	34,408	2,176,994
Vornado Realty Trust[b]	19,684	1,578,854

		23,685,610

Security	Shares	Value

RETAIL — 8.10%
AutoZone Inc.[a]	4,357	$1,633,875
Bed Bath & Beyond Inc.[a]	27,030	1,559,090
Chipotle Mexican Grill Inc.[a,b]	3,689	938,961
Costco Wholesale Corp.	50,332	4,954,179
Dollar General Corp.[a,b]	30,953	1,504,935
Limited Brands Inc.	27,780	1,330,384
McDonald’s Corp.	117,402	10,190,494
O’Reilly Automotive Inc.[a]	13,841	1,185,897
Ross Stores Inc.	26,067	1,588,784
Starbucks Corp.	88,482	4,061,324
TJX Companies Inc. (The)	85,699	3,567,649
Yum! Brands Inc.	53,072	3,720,878

		36,236,450
SEMICONDUCTORS — 3.85%
Broadcom Corp. Class Aa	59,909	1,889,230
QUALCOMM Inc.	198,307	11,615,832
Texas Instruments Inc.	132,441	3,720,268

		17,225,330
SOFTWARE — 5.20%
Adobe Systems Inc.[a]	57,259	1,946,806
Cerner Corp.[a]	16,902	1,287,763
Citrix Systems Inc.[a]	21,766	1,345,357
Intuit Inc.	32,147	1,910,175
Oracle Corp.	443,388	13,767,197
Salesforce.com Inc.[a]	14,899	2,174,956
VMware Inc. Class Aa	9,920	840,918

		23,273,172
TELECOMMUNICATIONS — 0.89%
Crown Castle International Corp.[a,b]	34,137	2,278,645
Motorola Solutions Inc.	33,333	1,722,649

		4,001,294
TRANSPORTATION — 2.89%
Union Pacific Corp.	55,137	6,783,505
United Parcel Service Inc. Class B	83,686	6,130,000

		12,913,505

TOTAL COMMON STOCKS
(Cost: $352,349,499)		446,987,879

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.42%

MONEY MARKET FUNDS — 2.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	9,843,568	$9,843,568
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	702,732	702,732
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	295,718	295,718

		10,842,018

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,842,018)		10,842,018

TOTAL INVESTMENTS IN SECURITIES — 102.33%
(Cost: $363,191,517)		457,829,897
Other Assets, Less Liabilities — (2.33)%		(10,417,258)

NET ASSETS — 100.00%		$447,412,639

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 2.30%
General Dynamics Corp.	22,473	$1,529,962
Lockheed Martin Corp.	18,277	1,712,007
Northrop Grumman Corp.	16,763	1,151,450
Raytheon Co.	22,510	1,273,166

		5,666,585
AGRICULTURE — 0.49%
Archer-Daniels-Midland Co.	44,651	1,198,433

		1,198,433
AUTO MANUFACTURERS — 1.71%
Ford Motor Co.	258,736	2,887,494
General Motors Co.[a]	52,021	1,326,535

		4,214,029
AUTO PARTS & EQUIPMENT — 0.48%
Johnson Controls Inc.	46,371	1,194,053

		1,194,053
BANKS — 13.10%
Bank of New York Mellon Corp. (The)	80,155	1,980,630
Capital One Financial Corp.	39,415	2,371,600
Citigroup Inc.	198,935	7,438,180
Fifth Third Bancorp	62,368	906,207
Goldman Sachs Group Inc. (The)	30,572	3,741,707
J.P. Morgan Chase & Co.	257,701	10,740,978
Morgan Stanley	93,876	1,631,565
PNC Financial Services Group Inc. (The)[b]	35,915	2,089,894
State Street Corp.	32,472	1,447,277

		32,348,038
CHEMICALS — 1.32%
CF Industries Holdings Inc.	4,255	873,083
Dow Chemical Co. (The)	81,279	2,381,475

		3,254,558
COMPUTERS — 1.38%
Dell Inc.	98,873	912,598
Hewlett-Packard Co.	133,400	1,847,590
Seagate Technology PLC	24,020	656,226

		3,416,414
DIVERSIFIED FINANCIAL SERVICES — 0.58%
Discover Financial Services	34,902	1,430,982

		1,430,982

Security	Shares	Value

ELECTRIC — 5.93%
American Electric Power Co. Inc.	32,863	$1,460,432
Consolidated Edison Inc.	19,860	1,199,147
Duke Energy Corp.	47,767	3,137,814
Edison International	22,096	1,037,186
Exelon Corp.	57,906	2,071,877
FirstEnergy Corp.	28,349	1,296,116
PG&E Corp.	28,915	1,229,466
PPL Corp.	39,380	1,164,860
Public Service Enterprise Group Inc.	34,323	1,099,709
Xcel Energy Inc.	33,084	934,623

		14,631,230
ELECTRONICS — 0.38%
TE Connectivity Ltd.	29,028	934,121

		934,121
FOOD — 0.38%
Kroger Co. (The)	36,962	932,182

		932,182
FOREST PRODUCTS & PAPER — 0.43%
International Paper Co.	29,659	1,062,682

		1,062,682
GAS — 0.43%
Sempra Energy	15,250	1,063,688

		1,063,688
HEALTH CARE — SERVICES — 3.27%
Aetna Inc.	22,673	990,810
Cigna Corp.	19,564	997,764
Humana Inc.	10,979	815,410
UnitedHealth Group Inc.	70,058	3,923,248
WellPoint Inc.	22,043	1,350,795

		8,078,027
INSURANCE — 4.42%
ACE Ltd.	23,011	1,809,815
Aflac Inc.	31,793	1,582,656
Allstate Corp. (The)	32,868	1,314,063
MetLife Inc.	72,062	2,557,480
Prudential Financial Inc.	31,623	1,804,092
Travelers Companies Inc. (The)	26,142	1,854,513

		10,922,619

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

IRON & STEEL — 0.35%
Nucor Corp.	21,546	$864,641

		864,641
MACHINERY — 0.92%
Deere & Co.	26,571	2,270,226

		2,270,226
MANUFACTURING — 6.55%
Eaton Corp.	22,903	1,081,480
General Electric Co.	716,291	15,085,088

		16,166,568
MEDIA — 1.36%
DISH Network Corp. Class A	15,466	551,054
Time Warner Inc.	64,374	2,797,050

		3,348,104
MINING — 1.76%
Freeport-McMoRan Copper & Gold Inc.	64,396	2,503,717
Newmont Mining Corp.	33,671	1,836,753

		4,340,470
OIL & GAS — 25.75%
Apache Corp.	26,540	2,196,185
Chesapeake Energy Corp.	35,254	714,246
Chevron Corp.	133,108	14,669,833
ConocoPhillips	82,393	4,766,435
Devon Energy Corp.	25,543	1,486,858
Exxon Mobil Corp.	313,136	28,548,609
Hess Corp.	20,157	1,053,405
Marathon Oil Corp.	47,779	1,436,237
Marathon Petroleum Corp.	22,936	1,259,875
Occidental Petroleum Corp.	54,946	4,338,536
Phillips 66	42,533	2,005,856
Valero Energy Corp.	37,421	1,088,951

		63,565,026
OIL & GAS SERVICES — 1.33%
Baker Hughes Inc.	29,797	1,250,580
Halliburton Co.	62,938	2,032,268

		3,282,848
PHARMACEUTICALS — 10.29%
Eli Lilly and Co.	69,275	3,368,843
Merck & Co. Inc.	206,610	9,427,614
Pfizer Inc.	506,716	12,602,027

		25,398,484

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 0.43%
Annaly Capital Management Inc.[c]	66,126	$1,067,274

		1,067,274
RETAIL — 4.61%
Kohl’s Corp.	14,649	780,499
Wal-Mart Stores Inc.	114,017	8,553,555
Walgreen Co.	58,145	2,048,448

		11,382,502
SEMICONDUCTORS — 3.33%
Applied Materials Inc.	83,982	890,209
Intel Corp.	339,395	7,339,417

		8,229,626
TELECOMMUNICATIONS — 6.62%
AT&T Inc.	391,358	13,537,073
CenturyLink Inc.	42,269	1,622,284
Corning Inc.	100,935	1,185,987

		16,345,344

TOTAL COMMON STOCKS (Cost: $229,661,383)		246,608,754

SHORT-TERM INVESTMENTS — 0.43%

MONEY MARKET FUNDS — 0.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,d,e]	692,521	692,521
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[b,d,e]	49,439	49,439
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,d]	332,790	332,790

		1,074,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,074,750)		1,074,750

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

TOTAL INVESTMENTS IN SECURITIES — 100.33% (Cost: $230,736,133)		247,683,504
Other Assets, Less Liabilities — (0.33)%		(822,020)

NET ASSETS — 100.00%		$246,861,484

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.78%

ADVERTISING — 0.48%
Interpublic Group of Companies Inc. (The)	74,986	$757,359

		757,359
AEROSPACE & DEFENSE — 1.70%
B/E Aerospace Inc.[a]	17,831	804,000
Rockwell Collins Inc.	24,367	1,305,584
Triumph Group Inc.	8,559	559,929

		2,669,513
AUTO PARTS & EQUIPMENT — 1.23%
BorgWarner Inc.[a]	19,617	1,291,191
WABCO Holdings Inc.[a]	10,956	641,693

		1,932,884
BANKS — 3.46%
Cullen/Frost Bankers Inc.	10,529	582,254
East West Bancorp Inc.	24,331	518,007
First Republic Bank	11,589	398,082
Northern Trust Corp.	37,517	1,792,562
Regions Financial Corp.	242,265	1,579,568
Signature Bank[a]	8,033	572,271

		5,442,744
BEVERAGES — 2.89%
Beam Inc.	27,147	1,508,287
Coca-Cola Enterprises Inc.	47,452	1,491,891
Dr Pepper Snapple Group Inc.	36,092	1,546,542

		4,546,720
BIOTECHNOLOGY — 1.16%
Bio-Rad Laboratories Inc. Class Aa	3,444	349,049
Life Technologies Corp.[a]	30,048	1,469,648

		1,818,697
BUILDING MATERIALS — 0.43%
Owens Corning[a]	20,312	682,280

		682,280
CHEMICALS — 4.01%
Airgas Inc.	11,885	1,057,408
Albemarle Corp.	15,350	845,939
Cytec Industries Inc.	7,894	543,265
International Flavors & Fragrances Inc.	13,975	903,065
NewMarket Corp.	1,839	498,939
Rockwood Holdings Inc.	13,307	610,791
Valspar Corp. (The)	14,471	810,810

Security	Shares	Value

W.R. Grace & Co.[a]	12,075	$774,732
Westlake Chemical Corp.	3,432	261,038

		6,305,987
COMMERCIAL SERVICES — 4.88%
Apollo Group Inc. Class Aa,b	17,303	347,444
Corrections Corp. of America	17,154	577,232
Equifax Inc.	20,545	1,028,072
Global Payments Inc.	13,530	578,408
Hertz Global Holdings Inc.[a,b]	51,190	679,291
Moody’s Corp.	33,151	1,596,552
Quanta Services Inc.[a]	36,530	947,223
SEI Investments Co.	23,207	507,769
Total System Services Inc.	27,721	623,445
United Rentals Inc.[a,b]	15,895	646,291
Vantiv Inc. Class Aa	7,329	147,899

		7,679,626
COMPUTERS — 0.52%
Synopsys Inc.[a]	25,582	823,740

		823,740
COSMETICS & PERSONAL CARE — 0.73%
Avon Products Inc.	74,060	1,147,189

		1,147,189
DISTRIBUTION & WHOLESALE — 1.37%
Genuine Parts Co.	26,587	1,663,814
WESCO International Inc.[a,b]	7,494	486,211

		2,150,025
DIVERSIFIED FINANCIAL SERVICES — 2.12%
Affiliated Managers Group Inc.[a]	8,802	1,113,453
E*TRADE Financial Corp.[a]	44,006	367,890
Eaton Vance Corp. NVS	19,747	555,681
LPL Financial Holdings Inc.	6,299	183,931
TD Ameritrade Holding Corp.	39,346	617,339
Waddell & Reed Financial Inc. Class A	14,659	488,584

		3,326,878
ELECTRIC — 3.49%
ITC Holdings Corp.	8,828	702,885
MDU Resources Group Inc.	32,365	703,291
National Fuel Gas Co.	14,288	752,978
NRG Energy Inc.	39,080	842,565
OGE Energy Corp.	16,911	973,735
Wisconsin Energy Corp.	39,501	1,519,604

		5,495,058

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2012

Security	Shares	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.49%
Hubbell Inc. Class B	9,162	$767,043

		767,043
ELECTRONICS — 1.31%
FLIR Systems Inc.	25,895	503,140
Garmin Ltd.[b]	18,713	710,907
Gentex Corp.	24,776	426,642
Sensata Technologies Holding NVa	14,917	420,212

		2,060,901
ENGINEERING & CONSTRUCTION — 1.56%
Fluor Corp.	28,621	1,598,483
Jacobs Engineering Group Inc.[a]	22,238	858,164

		2,456,647
ENTERTAINMENT — 0.83%
Dolby Laboratories Inc. Class Aa,b	8,451	266,967
International Game Technology	45,793	587,982
Penn National Gaming Inc.[a]	11,265	455,444

		1,310,393
FOOD — 3.72%
Campbell Soup Co.	30,874	1,088,926
Flowers Foods Inc.	19,732	388,523
Hormel Foods Corp.	22,979	678,570
J.M. Smucker Co. (The)	18,762	1,606,778
McCormick & Co. Inc. NVS	22,735	1,400,931
Ralcorp Holdings Inc.[a]	9,433	680,968

		5,844,696
FOREST PRODUCTS & PAPER — 0.56%
MeadWestvaco Corp.	29,757	883,485

		883,485
GAS — 0.39%
Questar Corp.	30,121	609,649

		609,649
HAND & MACHINE TOOLS — 0.39%
Lincoln Electric Holdings Inc.	14,322	621,145

		621,145
HEALTH CARE — PRODUCTS — 5.96%
Boston Scientific Corp.[a]	243,228	1,250,192
Bruker Corp.[a]	15,866	191,820
C.R. Bard Inc.	13,364	1,285,483
CareFusion Corp.[a]	38,038	1,010,289
Cooper Companies Inc. (The)	8,209	787,900

Security	Shares	Value

Henry Schein Inc.[a]	15,175	$1,119,611
Hologic Inc.[a]	45,370	935,529
Hospira Inc.[a]	28,301	868,558
Zimmer Holdings Inc.	29,946	1,922,833

		9,372,215
HEALTH CARE — SERVICES — 3.08%
AMERIGROUP Corp.[a]	8,362	763,785
Covance Inc.[a,b]	9,441	459,871
DaVita Inc.[a]	14,594	1,642,117
Laboratory Corp. of America Holdings[a]	16,439	1,392,876
MEDNAX Inc.[a,b]	8,522	587,848

		4,846,497
HOME FURNISHINGS — 0.31%
Harman International Industries Inc.	11,516	482,866

		482,866
HOUSEHOLD PRODUCTS & WARES — 1.56%
Clorox Co. (The)	22,218	1,606,361
Scotts Miracle-Gro Co. (The) Class A	6,616	283,231
Tupperware Brands Corp.	9,551	564,464

		2,454,056
INSURANCE — 3.04%
Arch Capital Group Ltd.[a]	23,361	1,031,388
Arthur J. Gallagher & Co.	20,735	734,848
Cincinnati Financial Corp.	25,071	998,829
Erie Indemnity Co. Class A	4,395	273,457
W.R. Berkley Corp.	19,049	740,816
Willis Group Holdings PLC	29,746	1,001,548

		4,780,886
INTERNET — 1.84%
Expedia Inc.	16,054	949,594
Liberty Interactive Corp. Series Aa	88,609	1,772,180
Zynga Inc. Class Aa,b	79,574	179,042

		2,900,816
LODGING — 1.20%
MGM Resorts International[a]	63,688	656,624
Wyndham Worldwide Corp.	24,373	1,228,399

		1,885,023
MACHINERY — 3.78%
Babcock & Wilcox Co. (The)[a]	20,361	524,703
Flowserve Corp.	8,765	1,187,570
IDEX Corp.	14,297	608,051

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2012

Security	Shares	Value

Joy Global Inc.	18,149	$1,133,405
Rockwell Automation Inc.	24,195	1,719,297
Xylem Inc.	31,833	772,269

		5,945,295
MANUFACTURING — 5.00%
AptarGroup Inc.	11,418	585,515
Carlisle Companies Inc.	10,730	596,051
Cooper Industries PLC	27,405	2,053,731
Leggett & Platt Inc.	24,104	639,479
Pall Corp.	19,919	1,254,100
Pentair Ltd. Registered	35,923	1,517,388
Textron Inc.	48,156	1,214,013

		7,860,277
MEDIA — 1.18%
John Wiley & Sons Inc. Class A	8,027	348,211
Nielsen Holdings NVa	21,046	608,650
Scripps Networks Interactive Inc. Class A	14,812	899,385

		1,856,246
METAL FABRICATE & HARDWARE — 0.34%
Valmont Industries Inc.	4,013	542,156

		542,156
MINING — 0.10%
Molycorp Inc.[a,b]	14,557	151,393

		151,393
OIL & GAS — 4.01%
Denbury Resources Inc.[a]	67,054	1,027,938
Diamond Offshore Drilling Inc.	11,927	825,826
Energen Corp.	12,363	576,734
Laredo Petroleum Holdings Inc.[a]	3,964	80,430
Plains Exploration & Production Co.[a]	22,134	789,298
QEP Resources Inc.	30,470	883,630
Rowan Companies PLC[a]	21,287	675,011
Ultra Petroleum Corp.[a,b]	26,220	598,078
Whiting Petroleum Corp.[a]	20,162	847,207

		6,304,152
OIL & GAS SERVICES — 0.44%
Oil States International Inc.[a]	9,383	685,897

		685,897

Security	Shares	Value

PACKAGING & CONTAINERS — 0.95%
Ball Corp.	26,522	$1,135,937
Silgan Holdings Inc.	8,449	365,926

		1,501,863
PHARMACEUTICALS — 1.50%
Patterson Companies Inc.	14,565	486,471
Watson Pharmaceuticals Inc.[a]	21,881	1,880,672

		2,367,143
PIPELINES — 1.06%
ONEOK Inc.	35,150	1,662,595

		1,662,595
REAL ESTATE — 0.59%
CBRE Group Inc. Class Aa	51,758	932,679

		932,679
REAL ESTATE INVESTMENT TRUSTS — 2.14%
Duke Realty Corp.[b]	46,225	669,338
Hospitality Properties Trust[b]	21,177	489,612
Piedmont Office Realty Trust Inc. Class A	28,955	515,399
Rayonier Inc.[b]	21,043	1,031,318
Senior Housing Properties Trust	30,247	664,829

		3,370,496
RETAIL — 6.91%
Abercrombie & Fitch Co. Class A	14,158	432,952
Advance Auto Parts Inc.	12,578	892,283
American Eagle Outfitters Inc.	30,663	639,937
AutoNation Inc.[a]	6,633	294,505
CarMax Inc.[a]	39,141	1,321,009
Family Dollar Stores Inc.	16,626	1,096,651
J.C. Penney Co. Inc.[b]	24,418	586,276
Nordstrom Inc.	26,185	1,486,522
Nu Skin Enterprises Inc. Class A	9,236	437,140
PetSmart Inc.	18,545	1,231,203
PVH Corp.	12,093	1,330,109
Williams-Sonoma Inc.	14,845	686,284
World Fuel Services Corp.	12,350	428,545

		10,863,416
SAVINGS & LOANS — 0.46%
People’s United Financial Inc.	60,205	724,266

		724,266

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2012

Security	Shares	Value

SEMICONDUCTORS — 8.73%
Advanced Micro Devices Inc.[a,b]	103,104	$211,363
Analog Devices Inc.	51,237	2,003,879
Avago Technologies Ltd.	36,926	1,219,666
Lam Research Corp.[a]	31,248	1,106,179
Linear Technology Corp.	39,470	1,233,832
LSI Corp.[a]	95,563	654,607
Marvell Technology Group Ltd.	83,124	655,848
Maxim Integrated Products Inc.	50,087	1,378,645
Microchip Technology Inc.	33,200	1,040,820
NVIDIA Corp.[a]	106,184	1,271,022
Rovi Corp.[a]	18,733	253,458
Skyworks Solutions Inc.[a]	32,710	765,414
Teradyne Inc.[a,b]	32,158	470,150
Xilinx Inc.	44,939	1,472,202

		13,737,085
SOFTWARE — 2.50%
BMC Software Inc.[a]	25,147	1,023,483
Broadridge Financial Solutions Inc.	21,412	491,405
Electronic Arts Inc.[a]	54,608	674,409
Fiserv Inc.[a]	23,256	1,742,805

		3,932,102
TELECOMMUNICATIONS — 1.55%
Amdocs Ltd.	28,408	939,453
United States Cellular Corp.[a]	2,328	86,113
Virgin Media Inc.	43,299	1,417,609

		2,443,175
TEXTILES — 1.02%
Cintas Corp.	18,442	771,060
Mohawk Industries Inc.[a]	9,942	829,859

		1,600,919
TOYS, GAMES & HOBBIES — 1.37%
Mattel Inc.	58,440	2,149,423

		2,149,423
TRANSPORTATION — 0.35%
Kirby Corp.[a,b]	9,577	550,486

		550,486

Security	Shares	Value

WATER — 1.09%
American Water Works Co. Inc.	30,241	$1,111,054
Aqua America Inc.	23,958	608,294

		1,719,348

TOTAL COMMON STOCKS (Cost: $143,545,702)		156,955,430

SHORT-TERM INVESTMENTS — 3.72%

MONEY MARKET FUNDS — 3.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	5,200,741	5,200,741
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	371,281	371,281
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	282,346	282,346

		5,854,368

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,854,368)		5,854,368

TOTAL INVESTMENTS IN SECURITIES — 103.50% (Cost: $149,400,070)		162,809,798
Other Assets, Less Liabilities — (3.50)%		(5,500,646)

NET ASSETS — 100.00%		$157,309,152

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.77%

ADVERTISING — 0.24%
Clear Channel Outdoor Holdings Inc. Class A	6,490	$43,224
Lamar Advertising Co. Class Aa	8,893	349,050

		392,274
AEROSPACE & DEFENSE — 0.58%
TransDigm Group Inc.	7,242	964,707

		964,707
APPAREL — 0.66%
Carter’s Inc.[a]	8,212	443,941
Under Armour Inc. Class Aa	12,481	652,257

		1,096,198
AUTO MANUFACTURERS — 0.20%
Tesla Motors Inc.[a,b]	11,475	322,792

		322,792
BANKS — 0.73%
CIT Group Inc.[a]	32,482	1,208,980

		1,208,980
BEVERAGES — 1.92%
Brown-Forman Corp. Class B NVS	24,491	1,568,894
Green Mountain Coffee Roasters Inc.[a,b]	20,852	503,784
Monster Beverage Corp.[a]	24,824	1,108,888

		3,181,566
BIOTECHNOLOGY — 2.83%
Illumina Inc.[a]	19,894	945,164
Incyte Corp.[a,b]	21,132	337,267
Regeneron Pharmaceuticals Inc.[a,b]	12,115	1,723,964
Vertex Pharmaceuticals Inc.[a]	34,897	1,683,431

		4,689,826
BUILDING MATERIALS — 1.34%
Fortune Brands Home & Security Inc.[a]	26,000	739,440
Martin Marietta Materials Inc.	7,419	610,658
Masco Corp.	57,766	871,689

		2,221,787
CHEMICALS — 2.76%
FMC Corp.	22,209	1,188,626
Sherwin-Williams Co. (The)	13,775	1,964,040
Sigma-Aldrich Corp.	19,530	1,369,834
Valhi Inc.	3,310	41,507

		4,564,007

Security	Shares	Value

COMMERCIAL SERVICES — 4.59%
Alliance Data Systems Corp.[a,b]	8,072	$1,154,700
FleetCor Technologies Inc.[a]	6,616	313,665
Gartner Inc.[a]	15,116	701,533
Genpact Ltd.	21,675	381,697
Iron Mountain Inc.	24,435	845,451
Morningstar Inc.	3,831	241,276
Paychex Inc.	52,210	1,693,170
Robert Half International Inc.	22,946	617,018
Rollins Inc.	10,613	240,597
Verisk Analytics Inc. Class Aa	23,368	1,191,768
Weight Watchers International Inc.	4,317	216,929

		7,597,804
COMPUTERS — 3.08%
Cadence Design Systems Inc.[a]	44,382	561,876
Fortinet Inc.[a]	21,254	411,690
IHS Inc. Class Aa	8,089	682,631
Jack Henry & Associates Inc.	13,909	528,542
MICROS Systems Inc.[a]	12,950	587,800
Riverbed Technology Inc.[a]	24,908	460,051
Teradata Corp.[a]	27,263	1,862,336

		5,094,926
DISTRIBUTION & WHOLESALE — 1.07%
Fossil Inc.[a]	8,859	771,619
LKQ Corp.[a]	47,927	1,001,195

		1,772,814
DIVERSIFIED FINANCIAL SERVICES — 0.93%
IntercontinentalExchange Inc.[a]	11,767	1,541,477

		1,541,477
ELECTRIC — 0.67%
Calpine Corp.[a]	63,396	1,115,770

		1,115,770
ELECTRICAL COMPONENTS & EQUIPMENT — 0.84%
AMETEK Inc.	39,225	1,394,449

		1,394,449
ELECTRONICS — 3.16%
Amphenol Corp. Class A	26,035	1,565,485
Mettler-Toledo International Inc.[a,b]	5,019	850,068
National Instruments Corp.	15,256	359,431
Trimble Navigation Ltd.[a]	20,275	956,574

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

Waters Corp.[a]	14,181	$1,160,148
Woodward Inc.	9,795	328,132

		5,219,838
ENVIRONMENTAL CONTROL — 1.46%
Clean Harbors Inc.[a]	7,673	447,719
Stericycle Inc.[a]	13,853	1,312,710
Waste Connections Inc.	19,937	654,532

		2,414,961
FOOD — 0.30%
Hillshire Brands Co.	19,191	499,158

		499,158
HEALTH CARE — PRODUCTS — 3.09%
Edwards Lifesciences Corp.[a]	18,712	1,624,763
IDEXX Laboratories Inc.[a]	8,903	856,469
ResMed Inc.	22,976	917,661
Sirona Dental Systems Inc.[a]	8,978	514,080
Varian Medical Systems Inc.[a]	17,908	1,195,538

		5,108,511
HOME BUILDERS — 2.65%
D.R. Horton Inc.	44,934	941,817
Lennar Corp. Class A	26,337	986,847
NVR Inc.[a]	781	705,821
PulteGroup Inc.[a]	54,630	947,284
Toll Brothers Inc.[a]	24,218	799,436

		4,381,205
HOME FURNISHINGS — 0.15%
Tempur-Pedic International Inc.[a]	9,614	254,194

		254,194
HOUSEHOLD PRODUCTS & WARES — 0.69%
Church & Dwight Co. Inc.	22,517	1,142,963

		1,142,963
INSURANCE — 1.56%
Alleghany Corp.[a]	2,739	952,076
Brown & Brown Inc.	19,039	486,447
Markel Corp.[a]	1,465	691,392
White Mountains Insurance Group Ltd.	893	457,841

		2,587,756
INTERNET — 5.01%
Equinix Inc.[a]	7,793	1,405,935
F5 Networks Inc.[a]	12,781	1,054,177

Security	Shares	Value

IAC/InterActiveCorp	13,034	$630,194
LinkedIn Corp. Class Aa	10,771	1,151,743
Netflix Inc.[a,b]	8,999	711,731
Rackspace Hosting Inc.[a]	17,545	1,117,441
Splunk Inc.[a]	4,224	118,483
TIBCO Software Inc.[a]	24,912	628,031
TripAdvisor Inc.[a]	17,735	537,193
VeriSign Inc.[a]	25,294	937,649

		8,292,577
IRON & STEEL — 0.21%
Carpenter Technology Corp.	7,133	346,735

		346,735
LEISURE TIME — 1.57%
Harley-Davidson Inc.	36,856	1,723,387
Polaris Industries Inc.	10,304	870,688

		2,594,075
LODGING — 1.20%
Hyatt Hotels Corp. Class Aa	9,106	332,369
Starwood Hotels & Resorts Worldwide Inc.	31,771	1,647,326

		1,979,695
MACHINERY — 2.04%
Graco Inc.	9,771	469,594
Nordson Corp.	9,108	537,645
Roper Industries Inc.	15,817	1,726,742
Wabtec Corp.	7,732	633,251

		3,367,232
MANUFACTURING — 0.43%
Donaldson Co. Inc.	22,165	715,265

		715,265
MEDIA — 3.23%
AMC Networks Inc. Class Aa	9,269	433,048
Charter Communications Inc. Class Aa	7,326	567,106
FactSet Research Systems Inc.	6,606	598,173
Liberty Media Corp. Series Aa	17,994	2,009,390
Sirius XM Radio Inc.[a]	619,894	1,735,703

		5,343,420
MINING — 1.51%
Allied Nevada Gold Corp.[a,b]	13,208	487,639
Royal Gold Inc.	10,363	912,773

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

Titanium Metals Corp.	11,871	$139,010
Vulcan Materials Co.	20,930	962,152

		2,501,574
OIL & GAS — 6.32%
Cabot Oil & Gas Corp.	33,959	1,595,394
Cobalt International Energy Inc.[a]	28,505	593,189
Concho Resources Inc.[a]	16,867	1,452,586
Energy XXI (Bermuda) Ltd.	12,810	424,011
EQT Corp.	24,193	1,466,822
Oasis Petroleum Inc.[a,b]	11,447	336,198
Range Resources Corp.	26,275	1,717,334
SandRidge Energy Inc.[a,b]	56,293	350,142
SM Energy Co.	10,543	568,479
Southwestern Energy Co.[a]	56,301	1,953,645

		10,457,800
OIL & GAS SERVICES — 2.61%
Core Laboratories NV	7,653	793,310
Dresser-Rand Group Inc.[a]	12,243	630,882
Dril-Quip Inc.[a]	5,874	406,833
FMC Technologies Inc.[a]	38,549	1,576,654
Oceaneering International Inc.	17,454	913,368

		4,321,047
PHARMACEUTICALS — 4.73%
BioMarin Pharmaceutical Inc.[a]	19,988	740,356
DENTSPLY International Inc.	22,936	844,962
Forest Laboratories Inc.[a]	37,813	1,274,676
Herbalife Ltd.[b]	18,092	929,024
Jazz Pharmaceuticals PLC[a]	7,530	404,587
Medivation Inc.[a]	11,900	608,328
Onyx Pharmaceuticals Inc.[a]	10,530	825,131
Perrigo Co.	14,214	1,634,752
Questcor Pharmaceuticals Inc.[b]	9,646	245,780
Salix Pharmaceuticals Ltd.[a]	8,061	314,701

		7,822,297
REAL ESTATE INVESTMENT TRUSTS — 16.05%
Alexandria Real Estate Equities Inc.	10,156	715,287
American Campus Communities Inc.	14,883	674,349
Apartment Investment and Management Co. Class A	23,551	628,576
BioMed Realty Trust Inc.[b]	24,986	477,732
BRE Properties Inc. Class A	12,400	599,540
Camden Property Trust	13,522	887,449

Security	Shares	Value

CBL & Associates Properties Inc.	25,614	$572,985
DDR Corp.	38,321	588,611
Digital Realty Trust Inc.[b]	19,730	1,212,014
Douglas Emmett Inc.	20,981	492,004
Equity Lifestyle Properties, Inc.	6,272	422,294
Essex Property Trust Inc.[b]	5,891	883,650
Extra Space Storage Inc.	15,638	539,355
Federal Realty Investment Trust	10,370	1,118,197
Health Care REIT Inc.[b]	41,163	2,446,317
Home Properties Inc.	8,061	490,028
Host Hotels & Resorts Inc.	116,847	1,689,608
Kilroy Realty Corp.[b]	11,943	530,389
Kimco Realty Corp.[b]	65,816	1,284,728
Liberty Property Trust[b]	19,018	667,912
Macerich Co. (The)[b]	21,531	1,227,267
Plum Creek Timber Co. Inc.	26,125	1,146,888
Realty Income Corp.	21,587	847,721
Regency Centers Corp.[b]	14,521	697,298
SL Green Realty Corp.	14,574	1,097,422
Taubman Centers Inc.	9,409	739,077
UDR Inc.	40,471	982,231
Weingarten Realty Investors[b]	18,011	486,297
Weyerhaeuser Co.	86,956	2,407,812

		26,553,038
RETAIL — 5.75%
Burger King Worldwide Inc.[a]	10,195	151,498
Copart Inc.[a]	17,452	502,443
Dick’s Sporting Goods Inc.	15,713	785,650
Dollar Tree Inc.[a]	37,246	1,484,998
Dunkin’ Brands Group Inc.	11,753	364,343
GNC Holdings Inc. Class A	11,862	458,703
MSC Industrial Direct Co. Inc. Class A	7,495	559,127
Panera Bread Co. Class Aa	4,556	768,324
Sally Beauty Holdings Inc.[a]	25,297	609,152
Tiffany & Co.	19,253	1,217,174
Tractor Supply Co.	11,466	1,103,488
Ulta Salon, Cosmetics & Fragrance Inc.	9,469	873,231
Urban Outfitters Inc.[a]	17,622	630,163

		9,508,294
SAVINGS & LOANS — 0.07%
TFS Financial Corp.[a]	12,969	116,073

		116,073

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

SEMICONDUCTORS — 1.54%
Altera Corp.	51,735	$1,576,883
Atmel Corp.[a]	71,060	331,495
Cree Inc.[a]	18,721	567,808
Freescale Semiconductor Ltd.[a,b]	8,042	71,895

		2,548,081
SOFTWARE — 6.16%
Akamai Technologies Inc.[a]	28,678	1,089,477
ANSYS Inc.[a]	14,935	1,058,593
Autodesk Inc.[a]	36,698	1,168,464
Check Point Software Technologies Ltd.[a,b]	25,505	1,135,738
Concur Technologies Inc.[a]	7,280	482,154
Informatica Corp.[a]	17,522	475,547
MSCI Inc. Class Aa	19,706	530,880
NetSuite Inc.[a,b]	4,465	283,572
Nuance Communications Inc.[a]	39,838	886,794
Red Hat Inc.[a]	31,215	1,534,842
SolarWinds Inc.[a]	9,829	497,249
Solera Holdings Inc.	11,335	530,591
VeriFone Systems Inc.[a]	17,416	516,210

		10,190,111
TELECOMMUNICATIONS — 2.75%
IPG Photonics Corp.[a,b]	4,618	245,123
JDS Uniphase Corp.[a]	37,443	362,823
Juniper Networks Inc.[a]	85,161	1,411,118
Level 3 Communications Inc.[a]	25,853	529,986
Palo Alto Networks Inc.[a]	972	53,441
SBA Communications Corp. Class Aa	19,669	1,310,545
tw telecom inc.[a]	24,387	621,137
Ubiquiti Networks Inc.[a,b]	1,806	21,311

		4,555,484
TRANSPORTATION — 3.09%
C.H. Robinson Worldwide Inc.	26,114	1,575,457
Expeditors International of Washington Inc.	34,052	1,246,644
J.B. Hunt Transport Services Inc.	14,644	859,603
Kansas City Southern Industries Inc.	17,792	1,431,544

		5,113,248

TOTAL COMMON STOCKS
(Cost: $145,164,907)		165,094,009

Security	Shares	Value

SHORT-TERM INVESTMENTS — 8.54%

MONEY MARKET FUNDS — 8.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	13,018,861	$13,018,861
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	929,417	929,417
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	191,954	191,954

		14,140,232

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,140,232)		14,140,232

TOTAL INVESTMENTS IN SECURITIES — 108.31%
(Cost: $159,305,139)		179,234,241
Other Assets, Less Liabilities — (8.31)%		(13,756,248)

NET ASSETS — 100.00%		$165,477,993

NVS	—	Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 0.90%
L-3 Communications Holdings Inc.	9,784	$722,059
Spirit AeroSystems Holdings Inc. Class Aa	11,252	175,869

		897,928
AGRICULTURE — 1.06%
Bunge Ltd.	14,815	1,052,309

		1,052,309
AIRLINES — 2.15%
Delta Air Lines Inc.[a]	86,304	831,107
Southwest Airlines Co.	75,305	664,190
United Continental Holdings Inc.[a,b]	33,752	648,376

		2,143,673
APPAREL — 0.33%
Hanesbrands Inc.[a]	9,920	332,022

		332,022
AUTO PARTS & EQUIPMENT — 1.44%
Goodyear Tire & Rubber Co. (The)[a]	24,880	283,881
Lear Corp.	10,129	431,495
TRW Automotive Holdings Corp.[a]	10,315	479,751
Visteon Corp.[a]	5,355	236,155

		1,431,282
BANKS — 4.60%
BOK Financial Corp.	2,711	159,000
City National Corp.	4,793	244,922
Comerica Inc.	19,642	585,528
Commerce Bancshares Inc.	7,574	288,418
Hancock Holding Co.	8,621	272,337
Huntington Bancshares Inc.	87,183	557,099
KeyCorp	95,732	806,064
M&T Bank Corp.	12,208	1,270,853
Zions Bancorp	18,716	401,833

		4,586,054
BEVERAGES — 0.53%
Constellation Brands Inc. Class Aa	14,900	526,566

		526,566
CHEMICALS — 2.75%
Ashland Inc.	7,395	526,154
Celanese Corp. Series A	16,123	612,513
Eastman Chemical Co.	15,521	919,464

Security	Shares	Value

Huntsman Corp.	19,801	$297,807
Kronos Worldwide Inc.	2,117	28,262
RPM International Inc.	13,333	355,458

		2,739,658
COAL — 1.99%
Alpha Natural Resources Inc.[a]	22,396	191,934
CONSOL Energy Inc.	23,055	810,614
Peabody Energy Corp.	27,186	758,489
Walter Energy Inc.	6,354	222,136

		1,983,173
COMMERCIAL SERVICES — 2.21%
H&R Block Inc.	27,535	487,370
Manpower Inc.	8,046	305,265
SAIC Inc.	28,848	317,040
Towers Watson & Co. Class A	5,819	312,538
Western Union Co.	61,110	776,097

		2,198,310
COMPUTERS — 2.62%
Computer Sciences Corp.	15,719	478,643
NCR Corp.[a]	16,082	342,225
SanDisk Corp.[a]	24,487	1,022,577
Western Digital Corp.	22,572	772,640

		2,616,085
DISTRIBUTION & WHOLESALE — 0.62%
Arrow Electronics Inc.[a]	10,999	387,495
Ingram Micro Inc. Class Aa	15,267	232,058

		619,553
DIVERSIFIED FINANCIAL SERVICES — 5.03%
Ameriprise Financial Inc.	21,374	1,247,600
Invesco Ltd.	45,165	1,098,413
Jefferies Group Inc.	13,025	185,476
Legg Mason Inc.	12,225	311,493
NASDAQ OMX Group Inc. (The)	12,048	286,863
NYSE Euronext Inc.	24,964	618,109
Raymond James Financial Inc.	11,338	432,431
SLM Corp.	47,639	837,494

		5,017,879
ELECTRIC — 9.98%
AES Corp.	63,063	659,008
Alliant Energy Corp.	11,231	502,026
Ameren Corp.	24,583	808,289

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

CMS Energy Corp.	26,913	$654,524
DTE Energy Co.	17,433	1,082,589
Entergy Corp.	17,991	1,305,787
Great Plains Energy Inc.	15,566	349,301
Integrys Energy Group Inc.	7,919	427,943
Northeast Utilities	31,829	1,250,880
NV Energy Inc.	23,988	456,012
Pepco Holdings Inc.	23,152	460,030
Pinnacle West Capital Corp.	11,095	587,702
SCANA Corp.	13,299	652,715
TECO Energy Inc.	20,696	369,837
Westar Energy Inc.	12,840	381,348

		9,947,991
ELECTRICAL COMPONENTS & EQUIPMENT — 0.84%
Energizer Holdings Inc.	6,527	476,275
Molex Inc.	13,918	361,451

		837,726
ELECTRONICS — 1.49%
Avnet Inc.[a]	14,299	409,666
Flextronics International Ltd.[a]	67,312	388,390
Jabil Circuit Inc.	19,013	329,686
PerkinElmer Inc.	11,597	358,695

		1,486,437
ENGINEERING & CONSTRUCTION — 1.18%
AECOM Technology Corp.[a]	11,494	246,776
KBR Inc.	14,918	415,616
McDermott International Inc.[a]	23,986	256,890
URS Corp.	7,813	261,579

		1,180,861
ENVIRONMENTAL CONTROL — 0.86%
Republic Services Inc.	30,377	861,188

		861,188
FOOD — 2.80%
ConAgra Foods Inc.	41,194	1,146,841
Ingredion Inc.	7,743	475,885
Safeway Inc.	24,347	397,099
Smithfield Foods Inc.[a]	13,679	280,009
Tyson Foods Inc. Class A	29,300	492,533

		2,792,367

Security	Shares	Value

FOREST PRODUCTS & PAPER — 0.29%
Domtar Corp.	3,659	$291,805

		291,805
GAS — 2.87%
AGL Resources Inc.	11,893	485,591
Atmos Energy Corp.	9,167	329,737
CenterPoint Energy Inc.	43,367	939,763
NiSource Inc.	28,856	734,963
UGI Corp.	11,432	369,139

		2,859,193
HAND & MACHINE TOOLS — 2.21%
Kennametal Inc.[b]	8,145	288,496
Regal Beloit Corp.	4,236	276,103
Snap-on Inc.	5,882	454,855
Stanley Black & Decker Inc.	17,058	1,182,119

		2,201,573
HEALTH CARE — SERVICES — 2.55%
Coventry Health Care Inc.	13,557	591,627
HCA Holdings Inc.	16,510	469,049
Health Net Inc.[a]	8,285	178,293
Quest Diagnostics Inc.	16,100	929,292
Universal Health Services Inc. Class B	8,966	371,103

		2,539,364
HOLDING COMPANIES — DIVERSIFIED — 0.46%
Leucadia National Corp.	20,047	455,067

		455,067
HOME FURNISHINGS — 0.77%
Whirlpool Corp.	7,873	769,035

		769,035
HOUSEHOLD PRODUCTS & WARES — 0.72%
Avery Dennison Corp.	10,320	334,162
Jarden Corp.	7,633	380,123

		714,285
HOUSEWARES — 0.61%
Newell Rubbermaid Inc.	29,334	605,454

		605,454
INSURANCE — 9.11%
Allied World Assurance Co. Holdings Ltd.	3,697	296,869
American Financial Group Inc.	8,017	311,060
Assurant Inc.	8,243	311,668
Axis Capital Holdings Ltd.	12,045	436,270

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

CNA Financial Corp.	2,739	$80,472
Everest Re Group Ltd.	5,256	583,679
Fidelity National Financial Inc. Class A	21,404	458,260
Genworth Financial Inc. Class Aa	49,991	297,946
Hartford Financial Services Group Inc. (The)	44,199	959,560
HCC Insurance Holdings Inc.	10,235	364,775
Lincoln National Corp.	28,268	700,764
PartnerRe Ltd.	6,413	519,453
Principal Financial Group Inc.	28,138	774,920
Reinsurance Group of America Inc.	7,456	394,571
RenaissanceRe Holdings Ltd.	5,139	418,109
Torchmark Corp.	9,657	488,548
Unum Group	28,368	575,303
Validus Holdings Ltd.[b]	9,547	341,783
XL Group PLC	31,027	767,608

		9,081,618
INTERNET — 1.41%
Groupon Inc.[a,b]	27,251	112,274
Symantec Corp.[a]	71,294	1,296,838

		1,409,112
IRON & STEEL — 1.81%
Allegheny Technologies Inc.	10,897	287,136
Cliffs Natural Resources Inc.	14,432	523,449
Reliance Steel & Aluminum Co.	7,612	413,636
Steel Dynamics Inc.	22,279	281,829
United States Steel Corp.[b]	14,664	298,999

		1,805,049
LEISURE TIME — 0.49%
Royal Caribbean Cruises Ltd.	14,548	489,831

		489,831
MACHINERY — 0.91%
AGCO Corp.[a]	9,836	447,636
CNH Global NVa	2,640	118,272
Gardner Denver Inc.	4,980	345,264

		911,172
MANUFACTURING — 1.64%
Crane Co.	4,899	205,660
Dover Corp.	18,549	1,079,923
SPX Corp.	5,157	353,718

		1,639,301

Security	Shares	Value

MEDIA — 0.94%
Cablevision NY Group Class A	21,941	$382,212
Gannett Co. Inc.	23,412	395,663
Washington Post Co. (The) Class Bb	463	154,415

		932,290
METAL FABRICATE & HARDWARE — 0.33%
Timken Co. (The)	8,214	324,371

		324,371
MINING — 0.93%
Alcoa Inc.	108,310	928,217

		928,217
OFFICE & BUSINESS EQUIPMENT — 1.15%
Pitney Bowes Inc.	20,405	293,016
Xerox Corp.	132,661	854,337

		1,147,353
OIL & GAS — 6.09%
Atwood Oceanics Inc.[a]	5,782	276,380
Cimarex Energy Co.	8,706	497,809
Helmerich & Payne Inc.	10,700	511,460
HollyFrontier Corp.	20,658	798,019
Murphy Oil Corp.	18,724	1,123,440
Nabors Industries Ltd.[a]	29,377	396,296
Newfield Exploration Co.[a]	13,656	370,351
Noble Corp.	25,625	967,087
Patterson-UTI Energy Inc.	15,373	248,735
Tesoro Corp.	14,203	535,595
WPX Energy Inc.[a]	20,228	342,662

		6,067,834
OIL & GAS SERVICES — 0.32%
Superior Energy Services Inc.[a]	15,880	322,840

		322,840
PACKAGING & CONTAINERS — 2.74%
Bemis Co. Inc.	10,498	346,959
Crown Holdings Inc.[a]	15,080	576,810
Owens-Illinois Inc.[a]	16,774	326,925
Packaging Corp. of America	9,980	351,995
Rock-Tenn Co. Class A	7,171	524,845
Sealed Air Corp.	17,768	288,197
Sonoco Products Co.	10,232	318,522

		2,734,253

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

PHARMACEUTICALS — 3.00%
AmerisourceBergen Corp.	25,520	$1,006,509
Endo Health Solutions Inc.[a]	11,815	338,618
Mylan Inc.[a]	41,180	1,043,501
Omnicare Inc.	11,309	390,500
Warner Chilcott PLC Class A	17,819	206,344

		2,985,472
REAL ESTATE — 0.35%
Jones Lang LaSalle Inc.	4,478	348,120

		348,120
REAL ESTATE INVESTMENT TRUSTS — 1.43%
American Capital Agency Corp.	34,645	1,143,978
Chimera Investment Corp.	104,424	278,812

		1,422,790
RETAIL — 4.02%
Ascena Retail Group Inc.[a]	12,524	247,975
Best Buy Co. Inc.	26,908	409,271
Darden Restaurants Inc.	13,004	684,270
Dillard’s Inc. Class A	3,113	239,701
Foot Locker Inc.	15,299	512,516
GameStop Corp. Class Ab	12,550	286,516
Guess? Inc.[b]	6,234	154,479
Sears Canada Inc.[a]	1,576	17,130
Sears Holdings Corp.[a,b]	3,680	230,626
Signet Jewelers Ltd.[b]	8,225	425,726
Staples Inc.	69,251	797,425

		4,005,635
SAVINGS & LOANS — 1.33%
First Niagara Financial Group Inc.	35,847	296,813
Hudson City Bancorp Inc.	48,323	410,021
New York Community Bancorp Inc.	44,470	616,354

		1,323,188
SEMICONDUCTORS — 1.64%
KLA-Tencor Corp.	16,907	786,514
Micron Technology Inc.[a]	103,034	558,959
ON Semiconductor Corp.[a]	46,338	284,979

		1,630,452
SOFTWARE — 1.99%
CA Inc.	34,772	783,065
Dun & Bradstreet Corp. (The)	4,564	369,867
Fidelity National Information Services Inc.	25,402	834,964

		1,987,896

Security	Shares	Value

TELECOMMUNICATIONS — 3.60%
Frontier Communications Corp.[b]	101,070	$477,050
Harris Corp.	11,469	525,051
MetroPCS Communications Inc.[a]	32,159	328,343
Sprint Nextel Corp.[a]	304,318	1,685,922
Windstream Corp.	59,522	567,840

		3,584,206
TOYS, GAMES & HOBBIES — 0.43%
Hasbro Inc.	11,780	423,962

		423,962
TRANSPORTATION — 0.24%
Tidewater Inc.	5,066	240,686

		240,686

TOTAL COMMON STOCKS
(Cost: $95,837,617)		99,432,486

SHORT-TERM INVESTMENTS — 2.36%

MONEY MARKET FUNDS — 2.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	2,050,465	2,050,465
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	146,383	146,383
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	151,884	151,884

		2,348,732

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,348,732)		2,348,732

TOTAL INVESTMENTS IN SECURITIES — 102.12%
(Cost: $98,186,349)		101,781,218
Other Assets, Less Liabilities — (2.12)%		(2,108,920)

NET ASSETS — 100.00%		$99,672,298

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 2.35%
Cubic Corp.	6,521	$318,225
Exelis Inc.	74,381	822,654
Kaman Corp.	10,718	398,710
Moog Inc. Class Aa	18,044	667,808
Teledyne Technologies Inc.[a]	14,662	938,808

		3,146,205
AIRLINES — 0.33%
Allegiant Travel Co.[a,b]	6,099	443,641

		443,641
APPAREL — 2.33%
Columbia Sportswear Co.[b]	4,888	275,683
Crocs Inc.[a]	36,166	455,692
Deckers Outdoor Corp.[a,b]	14,906	426,759
Warnaco Group Inc. (The)[a]	16,268	1,148,195
Wolverine World Wide Inc.	19,445	814,162

		3,120,491
AUTO PARTS & EQUIPMENT — 0.52%
Dorman Products Inc.[a]	10,838	331,101
Titan International Inc.[b]	17,167	360,164

		691,265
BANKS — 10.48%
Associated Banc-Corp	68,868	887,709
BancorpSouth Inc.	33,201	469,794
Bank of Hawaii Corp.	17,989	794,394
Bank of the Ozarks Inc.	11,790	386,005
CapitalSource Inc.	90,195	713,443
Cathay General Bancorp	29,532	522,421
First Financial Bankshares Inc.	11,909	431,463
First Horizon National Corp.	99,760	928,766
Glacier Bancorp Inc.	28,642	415,309
IBERIABANK Corp.	11,766	585,829
National Penn Bancshares Inc.	49,253	439,829
PrivateBancorp Inc.	24,876	401,996
Prosperity Bancshares Inc.	17,409	728,741
Sterling Financial Corp.	11,828	251,463
Susquehanna Bancshares Inc.	74,216	769,620
SVB Financial Group[a]	17,785	1,006,453
Texas Capital Bancshares Inc.[a,b]	15,971	758,143
Trustmark Corp.	25,814	605,855

Security	Shares	Value

UMB Financial Corp.	13,030	$580,226
Umpqua Holdings Corp.	44,991	543,941
Valley National Bancorp	78,601	765,574
Westamerica Bancorp	11,112	490,261
Wintrust Financial Corp.	14,577	538,620

		14,015,855
BIOTECHNOLOGY — 1.90%
Charles River Laboratories International Inc.[a]	19,407	724,269
Dendreon Corp.[a,b]	61,696	234,445
Medicines Co. (The)[a]	21,530	471,938
Momenta Pharmaceuticals Inc.[a,b]	18,531	234,973
United Therapeutics Corp.[a]	19,261	879,650

		2,545,275
BUILDING MATERIALS — 1.94%
Armstrong World Industries Inc.	8,433	436,829
Lennox International Inc.	18,629	932,382
Louisiana-Pacific Corp.[a]	54,914	867,092
Texas Industries Inc.[a]	8,275	356,901

		2,593,204
CHEMICALS — 2.19%
Chemtura Corp.[a]	39,364	627,069
H.B. Fuller Co.	19,889	604,626
Intrepid Potash Inc.[a]	21,429	465,652
Minerals Technologies Inc.	7,043	504,701
Sensient Technologies Corp.	19,930	725,053

		2,927,101
COMMERCIAL SERVICES — 6.70%
Aaron’s Inc.	28,066	865,275
Cardtronics Inc.[a]	17,658	501,664
CoreLogic Inc.[a]	42,168	1,003,598
Dollar Thrifty Automotive Group Inc.[a]	11,160	859,320
Euronet Worldwide Inc.[a]	19,086	387,255
Heartland Payment Systems Inc.	15,539	405,257
Huron Consulting Group Inc.[a]	9,254	266,978
KAR Auction Services Inc.[a]	32,085	641,700
MoneyGram International Inc.[a,b]	8,622	133,986
RPX Corp.[a]	10,027	105,584
Service Corp. International	85,993	1,207,342
Sotheby’s	26,979	839,856
Strayer Education Inc.[b]	4,753	273,107

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2012

Security	Shares	Value

Team Health Holdings Inc.[a]	11,960	$318,256
WEX Inc.[a]	15,485	1,142,483

		8,951,661
COMPUTERS — 1.22%
Diebold Inc.	25,159	748,480
Mentor Graphics Corp.[a]	37,567	583,040
Synaptics Inc.[a]	13,179	305,226

		1,636,746
COSMETICS & PERSONAL CARE — 0.35%
Elizabeth Arden Inc.[a,b]	10,056	474,442

		474,442
DISTRIBUTION & WHOLESALE — 1.24%
Beacon Roofing Supply Inc.[a,b]	18,769	606,989
MRC Global Inc.[a]	9,497	232,202
Watsco Inc.	11,898	813,228

		1,652,419
DIVERSIFIED FINANCIAL SERVICES — 1.36%
Credit Acceptance Corp.[a,b]	3,854	314,679
Federated Investors Inc. Class B	37,305	866,968
Stifel Financial Corp.[a,b]	19,951	632,447

		1,814,094
ELECTRIC — 1.44%
CH Energy Group Inc.	5,958	387,449
Cleco Corp.	24,327	1,049,710
MGE Energy Inc.	9,337	491,499

		1,928,658
ELECTRICAL COMPONENTS & EQUIPMENT — 1.66%
Acuity Brands Inc.	16,960	1,097,312
Belden Inc.	17,954	642,753
Littelfuse Inc.	8,816	472,538

		2,212,603
ELECTRONICS — 0.96%
Coherent Inc.[a]	9,567	436,734
ESCO Technologies Inc.	10,730	401,731
Watts Water Technologies Inc. Class A	11,060	444,944

		1,283,409
ENGINEERING & CONSTRUCTION — 1.19%
Granite Construction Inc.	14,278	431,338
Shaw Group Inc. (The)[a]	26,411	1,156,538

		1,587,876
ENTERTAINMENT — 1.85%
Churchill Downs Inc.	4,998	326,520

Security	Shares	Value

DreamWorks Animation SKG Inc. Class Aa,b	28,624	$583,071
International Speedway Corp. Class A	10,226	260,763
Regal Entertainment Group Class A	31,687	486,712
Vail Resorts Inc.[b]	14,349	814,736

		2,471,802
ENVIRONMENTAL CONTROL — 1.07%
Calgon Carbon Corp.[a]	22,855	283,173
Mine Safety Appliances Co.	12,556	484,662
Tetra Tech Inc.[a]	25,361	657,864

		1,425,699
FOOD — 2.20%
B&G Foods Inc. Class A	20,698	626,528
J&J Snack Foods Corp.	6,013	344,365
Lancaster Colony Corp.	7,796	567,393
Pilgrim’s Pride Corp.[a]	24,459	137,704
Snyders-Lance Inc.	19,395	491,469
TreeHouse Foods Inc.[a,b]	14,398	771,013

		2,938,472
GAS — 1.52%
Northwest Natural Gas Co.	10,730	499,267
Piedmont Natural Gas Co.	28,705	914,828
South Jersey Industries Inc.	12,299	622,207

		2,036,302
HAND & MACHINE TOOLS — 0.34%
Franklin Electric Co. Inc.	7,750	449,035

		449,035
HEALTH CARE — PRODUCTS — 2.53%
Hill-Rom Holdings Inc.	24,891	699,188
Integra LifeSciences Holdings Corp.[a]	7,784	297,738
NuVasive Inc.[a]	17,529	252,768
PSS World Medical Inc.[a]	20,011	572,715
Steris Corp.	23,122	823,374
West Pharmaceutical Services Inc.	13,556	730,262

		3,376,045
HEALTH CARE — SERVICES — 1.69%
AmSurg Corp.[a]	12,743	363,430
Centene Corp.[a]	20,570	781,249
Emeritus Corp.[a]	11,884	266,796
HealthSouth Corp.[a]	38,372	849,172

		2,260,647

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2012

Security	Shares	Value

HOUSEWARES — 0.74%
Toro Co. (The)	23,562	$994,788

		994,788
INSURANCE — 2.00%
MBIA Inc.[a]	56,862	562,934
Primerica Inc.	19,391	547,989
ProAssurance Corp.	12,277	1,097,564
RLI Corp.	6,756	460,624

		2,669,111
LEISURE TIME — 0.80%
Life Time Fitness Inc.[a,b]	16,015	718,913
WMS Industries Inc.[a]	21,743	357,238

		1,076,151
LODGING — 0.30%
Caesars Entertainment Corp.[a]	10,984	63,597
Choice Hotels International Inc.	10,910	341,374

		404,971
MACHINERY — 2.38%
Applied Industrial Technologies Inc.	16,718	678,584
Manitowoc Co. Inc. (The)	52,936	754,338
Robbins & Myers Inc.	17,060	1,011,317
Zebra Technologies Corp. Class Aa	20,577	739,331

		3,183,570
MANUFACTURING — 2.89%
A.O. Smith Corp.	15,571	946,250
Actuant Corp. Class A	28,991	818,706
Barnes Group Inc.	18,903	432,500
CLARCOR Inc.	19,991	904,393
ITT Corp.	36,793	765,294

		3,867,143
METAL FABRICATE & HARDWARE — 0.64%
Mueller Industries Inc.	15,240	667,512
Rexnord Corp.[a,b]	10,548	191,130

		858,642
MINING — 1.88%
AMCOL International Corp.	10,058	317,632
Century Aluminum Co.[a]	20,844	149,034
Compass Minerals International Inc.	13,271	1,046,418
Globe Specialty Metals Inc.	25,598	384,738

Security	Shares	Value

Gold Resource Corp.	12,126	$202,747
Kaiser Aluminum Corp.	6,795	411,641

		2,512,210
OFFICE FURNISHINGS — 0.96%
Herman Miller Inc.	23,546	456,557
HNI Corp.	18,129	498,910
Interface Inc.	22,933	328,171

		1,283,638
OIL & GAS — 1.75%
Clayton Williams Energy Inc.[a]	2,443	103,461
Contango Oil & Gas Co.[a,b]	5,157	253,518
EXCO Resources Inc.	57,828	468,407
Gulfport Energy Corp.[a]	19,761	655,670
McMoRan Exploration Co.[a,b]	40,553	483,797
Midstates Petroleum Co. Inc.[a]	13,227	81,611
Swift Energy Co.[a]	17,304	289,150

		2,335,614
OIL & GAS SERVICES — 2.02%
CARBO Ceramics Inc.[b]	7,916	585,388
Forum Energy Technologies Inc.[a,b]	7,061	157,531
Helix Energy Solutions Group Inc.[a]	38,977	673,912
SEACOR Holdings Inc.[a]	7,933	695,803
Targa Resources Corp.	11,607	591,145

		2,703,779
PACKAGING & CONTAINERS — 0.38%
Greif Inc. Class A	12,103	507,842

		507,842
PHARMACEUTICALS — 2.21%
Impax Laboratories Inc.[a]	25,362	538,943
Medicis Pharmaceutical Corp. Class A	23,940	1,039,235
VCA Antech Inc.[a]	34,959	684,497
ViroPharma Inc.[a]	27,346	690,487

		2,953,162
REAL ESTATE INVESTMENT TRUSTS — 6.65%
American Assets Trust Inc.	13,330	362,176
Colonial Properties Trust[b]	33,147	716,970
DCT Industrial Trust Inc.[b]	106,084	684,242
Entertainment Properties Trust	18,642	828,637
Government Properties Income Trust	17,155	380,669
Lexington Realty Trust	58,507	555,231
LTC Properties Inc.	12,320	406,683

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2012

Security	Shares	Value

Medical Properties Trust Inc.[b]	53,960	$619,461
National Health Investors Inc.[b]	9,672	516,582
National Retail Properties Inc.[b]	43,244	1,369,970
Pebblebrook Hotel Trust	23,511	498,903
Redwood Trust Inc.	31,705	494,281
Retail Properties of America Inc. Class A	12,952	158,532
RLJ Lodging Trust	42,447	756,406
Sunstone Hotel Investors Inc.[a]	54,528	538,737

		8,887,480
RETAIL — 9.84%
ANN INC.[a]	18,848	662,696
Brinker International Inc.	29,614	912,111
Buckle Inc. (The)[b]	11,027	498,089
Cabela’s Inc.[a]	18,478	827,999
Casey’s General Stores Inc.	15,243	785,777
Cheesecake Factory Inc. (The)	19,887	657,464
Chico’s FAS Inc.	66,406	1,235,152
Children’s Place Retail Stores Inc. (The)[a,b]	9,688	566,070
Coinstar Inc.[a,b]	12,487	586,140
DineEquity Inc.[a]	6,151	385,668
DSW Inc. Class A	12,782	800,025
Express Inc.[a]	35,690	397,230
Genesco Inc.[a,b]	9,680	554,664
HSN Inc.	14,851	772,549
Jack in the Box Inc.[a,b]	17,790	462,718
Jos. A. Bank Clothiers Inc.[a,b]	11,144	521,428
Papa John’s International Inc.[a]	7,016	374,093
Pier 1 Imports Inc.	43,009	877,384
Saks Inc.[a,b]	40,716	418,560
Texas Roadhouse Inc.	23,282	379,031
Wendy’s Co. (The)	113,479	484,555

		13,159,403
SAVINGS & LOANS — 0.68%
BankUnited Inc.	18,434	437,070
Northwest Bancshares Inc.	39,440	469,336

		906,406
SEMICONDUCTORS — 3.61%
Aeroflex Holding Corp.[a]	8,546	54,353
Cabot Microelectronics Corp.	9,472	282,266
Diodes Inc.[a]	14,633	221,836
Entegris Inc.[a]	54,991	451,476
Fairchild Semiconductor International Inc.[a]	50,455	593,351

Security	Shares	Value

Intersil Corp. Class A	50,954	$359,226
Microsemi Corp.[a]	35,432	680,294
PMC-Sierra Inc.[a]	82,946	388,187
QLogic Corp.[a]	38,156	357,903
Semtech Corp.[a,b]	26,285	656,337
TriQuint Semiconductor Inc.[a]	65,214	306,506
Veeco Instruments Inc.[a]	15,652	480,516

		4,832,251
SOFTWARE — 2.38%
Acxiom Corp.[a]	30,210	551,332
Allscripts Healthcare Solutions Inc.[a]	68,218	881,377
Compuware Corp.[a]	85,793	742,967
EPAM Systems Inc.[a,b]	5,798	104,248
JDA Software Group Inc.[a]	17,077	651,317
Verint Systems Inc.[a,b]	9,360	255,247

		3,186,488
STORAGE & WAREHOUSING — 0.08%
Wesco Aircraft Holdings Inc.[a]	8,250	110,137

		110,137
TELECOMMUNICATIONS — 3.96%
ADTRAN Inc.	25,584	432,114
ARRIS Group Inc.[a]	45,524	625,500
Clearwire Corp. Class Aa	177,151	354,302
EarthLink Inc.	42,332	268,385
EchoStar Corp. Class Aa	15,729	499,553
Finisar Corp.[a]	36,508	420,572
NETGEAR Inc.[a,b]	15,170	538,687
Plantronics Inc.	16,990	551,155
Polycom Inc.[a]	70,426	705,668
RF Micro Devices Inc.[a]	111,937	493,642
Tellabs Inc.	137,978	402,896

		5,292,474
TEXTILES — 0.32%
UniFirst Corp.	6,058	421,455

		421,455
TRANSPORTATION — 3.41%
Bristow Group Inc.	14,239	710,811
Con-way Inc.	22,435	653,083
Hub Group Inc. Class Aa,b	14,139	438,450
Knight Transportation Inc.	23,734	358,858
Old Dominion Freight Line Inc.[a,b]	28,115	942,977
Teekay Corp.	15,209	465,548

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2012

Security	Shares	Value

UTi Worldwide Inc.	41,378	$574,741
Werner Enterprises Inc.	17,727	410,557

		4,555,025
TRUCKING & LEASING — 0.58%
GATX Corp.	18,691	774,929

		774,929

TOTAL COMMON STOCKS (Cost: $121,859,381)		133,459,616

SHORT-TERM INVESTMENTS — 11.26%

MONEY MARKET FUNDS — 11.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	13,891,879	13,891,879
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	991,742	991,742
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	177,954	177,954

		15,061,575

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,061,575)		15,061,575

TOTAL INVESTMENTS IN SECURITIES — 111.08% (Cost: $136,920,956)		148,521,191
Other Assets, Less Liabilities — (11.08)%		(14,817,951)

NET ASSETS — 100.00%		$133,703,240

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 100.10%

ADVERTISING — 0.06%
Millennial Media Inc.[a,b]	3,329	$53,364

		53,364
AEROSPACE & DEFENSE — 0.45%
HEICO Corp. Class A	11,587	353,172
M/A-COM Technology Solutions Holdings Inc.[a,b]	3,148	39,318

		392,490
APPAREL — 0.71%
SKECHERS U.S.A. Inc. Class Aa	9,834	163,244
Steven Madden Ltd.[a,b]	10,567	453,536

		616,780
BANKS — 0.10%
Pacific Capital Bancorp[a]	1,952	89,616

		89,616
BEVERAGES — 0.27%
Boston Beer Co. Inc. (The) Class Aa,b	2,170	233,449

		233,449
BIOTECHNOLOGY — 4.17%
Acorda Therapeutics Inc.[a]	10,380	248,601
ARIAD Pharmaceuticals Inc.[a]	43,030	927,297
Cubist Pharmaceuticals Inc.[a]	16,527	709,008
Halozyme Therapeutics Inc.[a,b]	22,128	117,057
ImmunoGen Inc.[a]	21,602	239,350
InterMune Inc.[a]	16,983	135,015
Myriad Genetics Inc.[a]	21,980	575,217
Seattle Genetics Inc.[a,b]	26,626	669,910

		3,621,455
BUILDING MATERIALS — 1.80%
Eagle Materials Inc.	11,904	630,555
Simpson Manufacturing Co. Inc.	10,366	315,748
USG Corp.[a]	23,073	616,280

		1,562,583
CHEMICALS — 0.30%
Balchem Corp.	7,582	264,081

		264,081
COMMERCIAL SERVICES — 6.53%
Acacia Research Corp.[a]	12,870	334,234
Accretive Health Inc.[a,b]	14,197	167,383

Security	Shares	Value

Advisory Board Co. (The)[a]	8,944	$424,840
Arbitron Inc.	6,781	246,557
Corporate Executive Board Co. (The)	8,695	390,927
CoStar Group Inc.[a]	6,941	575,409
ExlService Holdings Inc.[a,b]	6,721	199,211
Forrester Research Inc.	3,794	109,798
Green Dot Corp. Class Aa,b	5,192	52,907
Healthcare Services Group Inc.	17,396	415,764
HMS Holdings Corp.[a,b]	22,373	516,593
K12 Inc.[a,b]	9,414	192,705
Kenexa Corp.[a]	6,165	283,343
MAXIMUS Inc.	8,822	486,798
Monro Muffler Brake Inc.	7,533	255,519
Monster Worldwide Inc.[a]	30,547	190,002
PAREXEL International Corp.[a]	15,598	478,703
ServiceSource International Inc.[a,b]	12,939	116,580
VistaPrint NVa,b	7,673	233,796

		5,671,069
COMPUTERS — 2.16%
3D Systems Corp.[a,b]	12,350	537,225
Fusion-io Inc.[a]	17,410	410,876
iGATE Corp.[a]	7,839	125,816
Manhattan Associates Inc.[a]	5,175	310,500
NetScout Systems Inc.[a]	9,302	230,038
Syntel Inc.	4,337	258,529

		1,872,984
DISTRIBUTION & WHOLESALE — 0.96%
MWI Veterinary Supply Inc.[a]	3,095	325,037
Pool Corp.	12,099	509,610

		834,647
DIVERSIFIED FINANCIAL SERVICES — 2.72%
Air Lease Corp.[a]	17,330	360,811
CBOE Holdings Inc.	22,597	666,386
Cohen & Steers Inc.	4,634	129,706
Financial Engines Inc.[a,b]	10,503	252,177
GAMCO Investors Inc. Class A	1,178	57,722
Greenhill & Co. Inc.	6,916	330,031
Higher One Holdings Inc.[a,b]	8,491	107,241
MarketAxess Holdings Inc.	9,649	301,435
Nationstar Mortgage Holdings Inc.[a]	4,255	153,733

		2,359,242

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

ELECTRIC — 0.10%
Ormat Technologies Inc.[b]	4,580	$87,157

		87,157
ELECTRICAL COMPONENTS & EQUIPMENT — 0.40%
Universal Display Corp.[a]	10,483	343,633

		343,633
ELECTRONICS — 2.40%
Cymer Inc.[a]	8,042	640,867
FARO Technologies Inc.[a]	4,381	176,116
FEI Co.[b]	9,865	543,068
II-VI Inc.[a]	14,187	234,227
InvenSense Inc.[a,b]	9,067	101,551
OSI Systems Inc.[a]	4,843	383,808

		2,079,637
ENERGY — ALTERNATE SOURCES — 0.22%
Clean Energy Fuels Corp.[a,b]	16,918	193,711

		193,711
ENTERTAINMENT — 3.02%
Bally Technologies Inc.[a]	10,735	535,891
Lions Gate Entertainment Corp.[a]	19,784	329,997
Madison Square Garden Inc. Class Aa	15,660	644,565
Scientific Games Corp. Class Aa	14,660	120,652
SHFL Entertainment Inc.[a]	14,521	205,182
Six Flags Entertainment Corp.	13,745	784,977

		2,621,264
ENVIRONMENTAL CONTROL — 0.73%
Covanta Holding Corp.	34,845	633,482

		633,482
FOOD — 2.41%
Fresh Market Inc. (The)[a]	10,578	599,878
Hain Celestial Group Inc.[a]	11,640	672,792
Tootsie Roll Industries Inc.[b]	5,321	141,805
United Natural Foods Inc.[a]	12,658	673,912

		2,088,387
FOREST PRODUCTS & PAPER — 0.22%
Deltic Timber Corp.	2,812	190,822

		190,822
HEALTH CARE — PRODUCTS — 5.25%
ABIOMED Inc.[a,b]	9,334	185,000
Cepheid Inc.[a]	17,103	518,392
Cyberonics Inc.[a]	6,133	283,651

Security	Shares	Value

Haemonetics Corp.[a]	6,642	$542,651
HeartWare International Inc.[a]	3,001	252,024
Insulet Corp.[a,b]	12,429	263,619
Luminex Corp.[a]	9,870	158,710
MAKO Surgical Corp.[a,b]	9,931	150,455
Masimo Corp.[a]	13,445	295,387
Meridian Bioscience Inc.	10,661	210,555
NxStage Medical Inc.[a]	13,790	154,448
TECHNE Corp.	8,965	603,882
Thoratec Corp.[a]	15,238	543,997
Volcano Corp.[a]	13,891	397,560

		4,560,331
HEALTH CARE — SERVICES — 1.07%
Air Methods Corp.[a]	3,005	329,438
Brookdale Senior Living Inc.[a]	25,374	595,274

		924,712
HOME BUILDERS — 1.46%
M.D.C. Holdings Inc.	9,933	379,838
Meritage Homes Corp.[a,b]	7,976	294,952
Ryland Group Inc. (The)	11,595	392,723
Standard-Pacific Corp.[a]	28,704	198,058

		1,265,571
HOME FURNISHINGS — 0.85%
Select Comfort Corp.[a]	14,586	405,928
TiVo Inc.[a]	32,273	327,571

		733,499
HOUSEHOLD PRODUCTS & WARES — 0.14%
Tumi Holdings Inc.[a]	5,249	117,578

		117,578
INTERNET — 5.55%
Active Network Inc. (The)[a]	9,685	85,809
Ancestry.com Inc.[a]	7,514	237,442
AOL Inc.[a]	23,119	793,675
Bankrate Inc.[a]	10,331	110,852
BroadSoft Inc.[a,b]	7,152	273,349
DealerTrack Holdings Inc.[a]	11,024	301,286
ExactTarget Inc.[a]	6,011	140,177
HomeAway Inc.[a]	8,349	214,653
Liquidity Services Inc.[a]	6,268	258,430
OpenTable Inc.[a,b]	5,842	274,399
Pandora Media Inc.[a,b]	24,614	206,512
Sapient Corp.[a]	29,223	300,412

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

Shutterfly Inc.[a,b]	7,902	$239,115
Sourcefire Inc.[a]	7,739	331,152
ValueClick Inc.[a]	18,245	304,144
VirnetX Holding Corp.[a,b]	10,860	326,343
WebMD Health Corp.[a]	13,029	194,262
Yelp Inc.[a,b]	4,103	98,882
Zillow Inc. Class Aa,b	3,448	128,817

		4,819,711
LEISURE TIME — 0.85%
Brunswick Corp.	23,162	546,391
Interval Leisure Group Inc.	9,944	189,533

		735,924
LODGING — 0.88%
Orient-Express Hotels Ltd. Class Aa	22,960	269,321
Ryman Hospitality Properties Inc.[a]	12,731	496,636

		765,957
MACHINERY — 1.76%
Chart Industries Inc.[a]	7,747	548,410
Cognex Corp.	10,318	376,194
Middleby Corp. (The)[a,b]	4,849	605,883

		1,530,487
MANUFACTURING — 2.59%
Colfax Corp.[a]	17,263	593,675
Hexcel Corp.[a]	25,822	660,010
Polypore International Inc.[a,b]	12,037	424,665
Proto Labs Inc.[a,b]	2,281	79,151
Raven Industries Inc.	9,376	255,871
Sturm, Ruger & Co. Inc.[b]	4,949	233,741

		2,247,113
METAL FABRICATE & HARDWARE — 0.33%
RBC Bearings Inc.[a]	5,758	285,942

		285,942
MINING — 0.40%
McEwen Mining Inc.[a]	61,740	300,056
US Silica Holdings Inc.[a]	3,951	50,573

		350,629
OIL & GAS — 4.07%
Apco Oil and Gas International Inc.	4,703	59,775
Approach Resources Inc.[a]	8,585	211,449
Bill Barrett Corp.[a]	12,475	285,802
Carrizo Oil & Gas Inc.[a]	9,431	252,939

Security	Shares	Value

Cheniere Energy Inc.[a]	55,506	$893,092
Comstock Resources Inc.[a]	11,569	198,061
Halcon Resources Corp.[a]	21,917	141,803
Kodiak Oil & Gas Corp.[a]	68,281	630,917
Northern Oil and Gas Inc.[a]	15,294	231,857
Rosetta Resources Inc.[a]	13,695	630,518

		3,536,213
OIL & GAS SERVICES — 1.06%
Hornbeck Offshore Services Inc.[a]	8,232	285,156
ION Geophysical Corp.[a]	30,993	200,215
Lufkin Industries Inc.	8,711	435,637

		921,008
PHARMACEUTICALS — 5.00%
Akorn Inc.[a,b]	17,515	210,355
Align Technology Inc.[a]	18,549	493,032
Alkermes PLC[a]	31,517	584,010
Auxilium Pharmaceuticals Inc.[a]	12,666	259,400
Idenix Pharmaceuticals Inc.[a,b]	24,966	88,879
Ironwood Pharmaceuticals Inc. Class Aa	21,400	248,882
Isis Pharmaceuticals Inc.[a,b]	26,095	225,722
Nektar Therapeutics[a]	29,625	266,625
Neogen Corp.[a]	5,769	246,856
Opko Health Inc.[a,b]	35,426	151,623
Pharmacyclics Inc.[a]	12,871	786,032
Theravance Inc.[a]	17,515	394,263
VIVUS Inc.[a]	26,008	387,519

		4,343,198
PIPELINES — 0.48%
SemGroup Corp. Class Aa	10,840	418,858

		418,858
REAL ESTATE — 1.76%
Forest City Enterprises Inc. Class Aa	33,810	542,650
Howard Hughes Corp. (The)[a]	7,281	509,670
St. Joe Co. (The)[a]	23,912	473,458

		1,525,778
REAL ESTATE INVESTMENT TRUSTS — 13.29%
Acadia Realty Trust	11,932	306,414
Alexander’s Inc.	542	240,626
Corporate Office Properties Trust	20,567	513,147
CubeSmart[b]	29,398	385,702
DiamondRock Hospitality Co.[b]	50,578	428,901

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

DuPont Fabros Technology Inc.[b]	16,416	$352,287
EastGroup Properties Inc.	7,550	393,053
Education Realty Trust Inc.	28,643	301,611
Equity One Inc.	15,909	332,498
First Industrial Realty Trust Inc.[a,b]	23,157	309,146
Franklin Street Properties Corp.	18,637	212,648
Glimcher Realty Trust	36,335	387,695
Healthcare Realty Trust Inc.	22,281	523,381
Hersha Hospitality Trust	44,611	203,872
Highwoods Properties Inc.	19,605	632,261
LaSalle Hotel Properties	22,344	534,915
Mack-Cali Realty Corp.	21,609	561,618
Mid-America Apartment Communities Inc.	10,642	688,644
Omega Healthcare Investors Inc.[b]	28,140	645,532
Post Properties Inc.	14,033	684,951
Potlatch Corp.	10,458	402,424
PS Business Parks Inc.	4,638	297,435
Sovran Self Storage Inc.	7,633	441,187
Strategic Hotels & Resorts Inc.[a]	46,076	252,957
Sun Communities Inc.[b]	7,079	297,176
Tanger Factory Outlet Centers Inc.	24,306	764,910
Washington Real Estate Investment Trust	17,188	441,904

		11,536,895
RETAIL — 4.45%
Aeropostale Inc.[a]	21,006	251,022
BJ’s Restaurants Inc.[a]	6,393	211,289
Buffalo Wild Wings Inc.[a]	4,820	366,079
Domino’s Pizza Inc.	14,685	596,505
Fifth & Pacific Companies Inc.[a]	29,271	321,396
First Cash Financial Services Inc.[a]	6,803	303,822
Francesca’s Holdings Corp.[a,b]	9,050	267,246
Hibbett Sports Inc.[a,b]	6,781	366,106
PriceSmart Inc.	4,767	395,613
Teavana Holdings Inc.[a]	2,473	26,090
Vera Bradley Inc.[a,b]	5,550	165,445
Vitamin Shoppe Inc.[a]	7,703	440,920
Zumiez Inc.[a]	5,787	146,469

		3,858,002
SAVINGS & LOANS — 0.77%
Capitol Federal Financial Inc.	37,721	449,257
Investors Bancorp Inc.	12,171	218,956

		668,213

Security	Shares	Value

SEMICONDUCTORS — 3.41%
Cavium Inc.[a]	12,885	$427,524
Cirrus Logic Inc.[a]	16,724	681,670
Cypress Semiconductor Corp.	35,447	351,280
Hittite Microwave Corp.[a]	7,029	398,123
Integrated Device Technology Inc.[a]	37,053	201,568
International Rectifier Corp.[a]	17,920	277,581
Power Integrations Inc.	7,478	221,199
Silicon Laboratories Inc.[a]	9,962	402,664

		2,961,609
SOFTWARE — 8.40%
ACI Worldwide Inc.[a]	10,167	397,530
Advent Software Inc.[a]	8,243	178,873
Aspen Technology Inc.[a]	24,234	600,519
athenahealth Inc.[a]	9,323	599,376
Blackbaud Inc.	11,677	277,562
Bottomline Technologies Inc.[a]	9,512	222,581
CommVault Systems Inc.[a]	10,827	676,363
Cornerstone OnDemand Inc.[a]	8,065	225,739
Fair Isaac Corp.	8,774	408,868
Guidewire Software Inc.[a,b]	7,104	217,667
Jive Software Inc.[a]	6,260	70,112
MicroStrategy Inc. Class Aa	2,240	211,613
Parametric Technology Corp.[a]	30,741	620,353
Pegasystems Inc.	4,496	105,521
Progress Software Corp.[a]	16,377	322,954
QLIK Technologies Inc.[a]	19,081	351,281
Quality Systems Inc.	10,325	180,171
RealPage Inc.[a,b]	9,132	199,352
SS&C Technologies Holdings Inc.[a,b]	10,576	254,141
Synchronoss Technologies Inc.[a]	7,027	143,983
Tyler Technologies Inc.[a]	6,735	322,000
Ultimate Software Group Inc. (The)[a]	6,932	702,628

		7,289,187
STORAGE & WAREHOUSING — 0.20%
Mobile Mini Inc.[a,b]	9,803	170,768

		170,768
TELECOMMUNICATIONS — 3.72%
Acme Packet Inc.[a]	15,160	250,746
Aruba Networks Inc.[a]	27,615	501,765
Ciena Corp.[a]	25,952	322,064

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

Comverse Technology Inc.[a]	56,616	$373,099
InterDigital Inc.	11,053	421,009
Ixia[a]	13,506	189,219
LogMeIn Inc.[a]	5,755	142,033
NeuStar Inc. Class Aa	17,194	629,129
ViaSat Inc.[a,b]	10,269	398,848

		3,227,912
TRANSPORTATION — 2.63%
Forward Air Corp.	7,544	251,743
Genesee & Wyoming Inc. Class Aa	11,227	813,621
GulfMark Offshore Inc. Class Aa	6,333	204,682
Heartland Express Inc.	11,926	166,368
Landstar System Inc.	12,081	611,903
Matson Inc.	10,952	232,730

		2,281,047

TOTAL COMMON STOCKS
(Cost: $79,965,387)		86,885,995

SHORT-TERM INVESTMENTS — 11.91%

MONEY MARKET FUNDS — 11.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	9,606,039	9,606,039
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	685,775	685,775
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	45,245	45,245

		10,337,059

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,337,059)		10,337,059

TOTAL INVESTMENTS IN SECURITIES — 112.01%
(Cost: $90,302,446)		97,223,054

SHORT POSITIONS[f] — (0.20)%

COMMON STOCKS — (0.20)%
Comverse Inc.[a]	(5,661)	(169,830)

		(169,830)

Value

TOTAL SHORT POSITIONS
(Proceeds: $170,965)	$(169,830)
Other Assets, Less Liabilities — (11.81)%	(10,254,002)

NET ASSETS — 100.00%	$86,799,222

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.50%
Alliant Techsystems Inc.	17,796	$1,019,533
Curtiss-Wright Corp.	25,563	789,129
Esterline Technologies Corp.[a]	16,796	970,641

		2,779,303
AGRICULTURE — 0.82%
Andersons Inc. (The)	9,417	369,900
Universal Corp.	12,738	631,295
Vector Group Ltd.	31,272	514,737

		1,515,932
AIRLINES — 1.96%
Alaska Air Group Inc.[a]	38,351	1,466,542
JetBlue Airways Corp.[a,b]	123,806	654,934
Spirit Airlines Inc.[a]	25,264	443,383
US Airways Group Inc.[a,b]	88,383	1,076,505

		3,641,364
APPAREL — 0.64%
Iconix Brand Group Inc.[a]	37,137	687,406
Jones Group Inc. (The)	41,523	490,387

		1,177,793
AUTO MANUFACTURERS — 1.18%
Navistar International Corp.[a,b]	37,327	699,881
Oshkosh Corp.[a]	49,813	1,493,394

		2,193,275
AUTO PARTS & EQUIPMENT — 1.53%
Cooper Tire & Rubber Co.	33,960	683,615
Dana Holding Corp.	80,488	1,059,222
Federal-Mogul Corp. Class Aa,b	10,232	77,149
Tenneco Inc.[a,b]	33,040	1,009,372

		2,829,358
BANKS — 5.82%
Community Bank System Inc.	21,493	592,992
CVB Financial Corp.	47,920	518,494
F.N.B. Corp.	76,073	816,263
First BanCorp (Puerto Rico)[a,b]	38,505	163,261
First Citizens BancShares Inc. Class A	3,075	518,906
First Financial Bancorp	31,849	500,029
FirstMerit Corp.	59,692	827,331
Fulton Financial Corp.	109,048	1,059,947
International Bancshares Corp.	29,647	538,093

Security	Shares	Value

MB Financial Inc.	29,741	$602,553
Old National Bancorp	55,188	677,157
Park National Corp.[b]	6,962	463,321
Popular Inc.[a]	55,976	1,082,016
TCF Financial Corp.	88,681	1,014,511
United Bankshares Inc.	23,488	559,719
Webster Financial Corp.	39,286	864,292

		10,798,885
BIOTECHNOLOGY — 0.31%
PDL BioPharma Inc.	76,239	567,981

		567,981
CHEMICALS — 2.69%
Cabot Corp.	32,374	1,157,694
Georgia Gulf Corp.	18,791	665,014
Innophos Holdings Inc.	11,882	566,177
Olin Corp.	43,547	903,165
OM Group Inc.[a]	17,628	356,614
PolyOne Corp.	48,309	914,489
Stepan Co.	4,517	432,729

		4,995,882
COAL — 1.21%
Arch Coal Inc.	115,692	920,908
Cloud Peak Energy Inc.[a]	33,248	701,533
SunCoke Energy Inc.[a]	38,191	613,729

		2,236,170
COMMERCIAL SERVICES — 7.42%
ABM Industries Inc.	27,452	521,588
Avis Budget Group Inc.[a,b]	57,767	954,889
Booz Allen Hamilton Holding Corp.	21,343	285,569
Bridgepoint Education Inc.[a]	9,211	92,110
Brink’s Co. (The)	25,986	683,692
Chemed Corp.	10,399	699,333
Convergys Corp.	61,195	1,028,688
Deluxe Corp.	27,555	868,258
DeVry Inc.	31,411	824,853
Education Management Corp.[a,b]	10,843	34,481
FTI Consulting Inc.[a,b]	22,895	594,354
GEO Group Inc. (The)	33,452	927,289
ITT Educational Services Inc.[a,b]	8,507	182,815
Korn/Ferry International[a]	26,111	349,626
Lender Processing Services Inc.	46,042	1,110,073
Live Nation Entertainment Inc.[a,b]	76,723	702,016

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

Matthews International Corp. Class A	15,213	$437,678
PHH Corp.[a]	30,836	641,697
R.R. Donnelley & Sons Co.[b]	98,122	983,182
Rent-A-Center Inc.	32,127	1,070,793
TeleTech Holdings Inc.[a]	12,470	209,995
Valassis Communications Inc.[a]	21,655	563,463

		13,766,442
COMPUTERS — 2.81%
Brocade Communications Systems Inc.[a]	250,906	1,329,802
CACI International Inc. Class Aa,b	12,341	622,357
DST Systems Inc.	16,711	953,195
Insight Enterprises Inc.[a]	24,206	391,411
j2 Global Inc.	23,345	701,284
Lexmark International Inc. Class A	38,223	812,621
Unisys Corp.[a]	23,931	408,023

		5,218,693
COSMETICS & PERSONAL CARE — 0.05%
Revlon Inc. Class Aa	5,966	91,876

		91,876
DISTRIBUTION & WHOLESALE — 1.11%
Owens & Minor Inc.[b]	34,521	982,813
ScanSource Inc.[a]	15,075	440,943
United Stationers Inc.	22,090	641,052

		2,064,808
DIVERSIFIED FINANCIAL SERVICES — 3.14%
Aircastle Ltd.	31,994	356,093
BGC Partners Inc. Class A	53,716	251,391
Janus Capital Group Inc.	101,967	866,720
Knight Capital Group Inc. Class Aa	53,470	140,626
Nelnet Inc. Class A	14,172	345,939
Ocwen Financial Corp.[a]	63,086	2,433,227
Portfolio Recovery Associates Inc.[a,b]	9,199	962,675
World Acceptance Corp.[a,b]	7,116	475,064

		5,831,735
ELECTRIC — 6.54%
ALLETE Inc.	18,763	780,916
Avista Corp.	31,995	813,313
Black Hills Corp.	24,055	860,447
El Paso Electric Co.	21,853	742,783
Empire District Electric Co. (The)	23,041	500,220
GenOn Energy Inc.[a]	420,573	1,080,873

Security	Shares	Value

Hawaiian Electric Industries Inc.	52,766	$1,365,584
IDACORP Inc.	27,291	1,220,454
NorthWestern Corp.	20,257	725,403
PNM Resources Inc.	43,356	960,769
Portland General Electric Co.	41,100	1,126,140
UIL Holdings Corp.	27,576	997,424
UNS Energy Corp.	22,462	957,780

		12,132,106
ELECTRICAL COMPONENTS & EQUIPMENT — 1.55%
EnerSys Inc.[a]	26,141	901,342
Generac Holdings Inc.	14,080	478,720
General Cable Corp.[a,b]	27,101	773,191
GrafTech International Ltd.[a]	69,209	727,387

		2,880,640
ELECTRONICS — 2.51%
AVX Corp.	25,813	254,000
Benchmark Electronics Inc.[a,b]	30,556	452,840
Brady Corp. Class A	25,793	793,392
Itron Inc.[a]	21,479	881,928
Plexus Corp.[a]	19,048	512,582
Tech Data Corp.[a]	20,523	909,374
TTM Technologies Inc.[a]	28,547	256,923
Vishay Intertechnology Inc.[a]	71,911	595,423

		4,656,462
ENGINEERING & CONSTRUCTION — 1.00%
EMCOR Group Inc.	36,219	1,164,803
MasTec Inc.[a,b]	30,998	699,315

		1,864,118
ENTERTAINMENT — 1.07%
Cinemark Holdings Inc.	55,625	1,373,381
Marriott Vacations Worldwide Corp.[a]	15,529	610,911

		1,984,292
ENVIRONMENTAL CONTROL — 0.57%
Darling International Inc.[a,b]	64,006	1,058,019

		1,058,019
FOOD — 2.85%
Cal-Maine Foods Inc.	7,591	327,400
Dean Foods Co.[a]	100,599	1,694,087
Dole Food Co. Inc.[a,b]	19,965	251,359
Fresh Del Monte Produce Inc.	20,840	524,543

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

Harris Teeter Supermarkets Inc.	26,830	$1,004,784
Sanderson Farms Inc.	10,880	492,755
Seaboard Corp.[a]	171	390,107
SUPERVALU Inc.[b]	116,983	363,817
Weis Markets Inc.	6,004	247,125

		5,295,977
FOREST PRODUCTS & PAPER — 1.23%
Buckeye Technologies Inc.	21,747	569,771
KapStone Paper and Packaging Corp.[a]	20,856	458,206
Resolute Forest Products Inc.[a,b]	54,085	659,837
Schweitzer-Mauduit International Inc.	16,950	593,759

		2,281,573
GAS — 2.70%
Laclede Group Inc. (The)	11,423	475,654
New Jersey Resources Corp.	22,635	1,006,352
Southwest Gas Corp.	25,105	1,091,314
Vectren Corp.	44,647	1,320,212
WGL Holdings Inc.	28,066	1,116,185

		5,009,717
HEALTH CARE — PRODUCTS — 1.24%
Alere Inc.[a]	41,355	794,016
Teleflex Inc.	22,245	1,511,548

		2,305,564
HEALTH CARE — SERVICES — 3.94%
Community Health Systems Inc.[a]	49,525	1,357,976
Health Management Associates Inc. Class Aa	139,510	1,018,423
LifePoint Hospitals Inc.[a]	26,602	940,115
Magellan Health Services Inc.[a]	14,901	747,285
Molina Healthcare Inc.[a]	16,217	406,560
Select Medical Holdings Corp.[a]	21,322	225,800
Tenet Healthcare Corp.[a]	56,727	1,338,757
Universal American Corp.[a,b]	18,545	167,647
WellCare Health Plans Inc.[a]	23,427	1,115,125

		7,317,688
HOME BUILDERS — 0.49%
Thor Industries Inc.	23,925	909,868

		909,868
HOUSEHOLD PRODUCTS & WARES — 0.83%
ACCO Brands Corp.[a,b]	61,812	447,519

Security	Shares	Value

Helen of Troy Ltd.[a,b]	17,279	$522,171
Spectrum Brands Holdings Inc.[a]	12,329	560,846

		1,530,536
INSURANCE — 9.21%
American National Insurance Co.	3,945	288,222
AmTrust Financial Services Inc.[b]	14,562	352,400
Argo Group International Holdings Ltd.	14,041	483,011
Aspen Insurance Holdings Ltd.	38,826	1,256,021
Assured Guaranty Ltd.	105,643	1,467,381
CNO Financial Group Inc.	126,424	1,211,142
Endurance Specialty Holdings Ltd.	23,615	957,588
Enstar Group Ltd.[a]	4,527	452,700
FBL Financial Group Inc. Class A	6,348	216,657
First American Financial Corp.	57,865	1,316,429
Greenlight Capital Re Ltd. Class Aa	15,974	408,136
Hanover Insurance Group Inc. (The)	24,421	881,842
Kemper Corp.	29,697	920,607
Mercury General Corp.	12,341	500,181
Montpelier Re Holdings Ltd.[b]	30,793	704,236
Old Republic International Corp.	131,274	1,296,987
OneBeacon Insurance Group Ltd. Class A	12,464	168,264
Platinum Underwriters Holdings Ltd.[b]	18,103	803,773
Protective Life Corp.	43,521	1,188,123
Selective Insurance Group Inc.	29,778	550,595
StanCorp Financial Group Inc.	24,048	826,049
Symetra Financial Corp.	42,158	503,788
Tower Group Inc.	18,804	338,848

		17,092,980
IRON & STEEL — 0.84%
AK Steel Holding Corp.	60,502	304,930
Commercial Metals Co.	63,263	870,499
Schnitzer Steel Industries Inc. Class A	13,286	378,784

		1,554,213
MACHINERY — 1.24%
Briggs & Stratton Corp.	26,046	514,408
NACCO Industries Inc. Class A	3,505	177,493
Sauer-Danfoss Inc.	6,370	255,182
Terex Corp.[a]	60,061	1,354,376

		2,301,459

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

MACHINERY — CONSTRUCTION & MINING — 0.07%
Hyster-Yale Materials Handling Inc. Class B	3,284	$134,907

		134,907
MANUFACTURING — 1.57%
Harsco Corp.	43,865	876,862
Hillenbrand Inc.	34,055	697,106
Trinity Industries Inc.	42,944	1,343,288

		2,917,256
MEDIA — 1.09%
Meredith Corp.[b]	19,618	656,615
New York Times Co. (The) Class Aa	66,193	541,459
Scholastic Corp.	14,255	470,272
Sinclair Broadcast Group Inc. Class A	28,367	357,424

		2,025,770
METAL FABRICATE & HARDWARE — 0.54%
Kaydon Corp.	17,468	390,584
Worthington Industries Inc.	28,322	612,322

		1,002,906
MINING — 1.72%
Coeur d’Alene Mines Corp.[a]	48,864	1,510,386
Hecla Mining Co.	155,371	1,022,341
Stillwater Mining Co.[a]	63,167	657,569

		3,190,296
OFFICE FURNISHINGS — 0.23%
Steelcase Inc. Class A	42,971	430,140

		430,140
OIL & GAS — 2.68%
Berry Petroleum Co. Class A	25,313	974,804
CVR Energy Inc.[a]	8,182	300,688
Delek US Holdings Inc.	9,310	239,733
Forest Oil Corp.[a]	64,348	487,758
Quicksilver Resources Inc.[a,b]	64,977	251,461
Stone Energy Corp.[a]	26,967	636,152
Unit Corp.[a]	23,510	948,628
W&T Offshore Inc.	19,030	322,558
Western Refining Inc.	32,185	800,441

		4,962,223
OIL & GAS SERVICES — 0.96%
C&J Energy Services Inc.[a]	6,318	122,443
Exterran Holdings Inc.[a,b]	35,305	705,394

Security	Shares	Value

Key Energy Services Inc.[a]	82,277	$538,091
RPC Inc.	35,867	411,036

		1,776,964
PACKAGING & CONTAINERS — 0.23%
Graphic Packaging Holding Co.[a]	70,725	418,692

		418,692
REAL ESTATE INVESTMENT TRUSTS — 7.38%
American Realty Capital Trust Inc.	86,248	972,015
Anworth Mortgage Asset Corp.[b]	75,793	465,369
ARMOUR Residential REIT Inc.	157,391	1,133,215
Brandywine Realty Trust	78,054	905,426
Capstead Mortgage Corp.[b]	53,735	662,015
CommonWealth REIT	45,535	624,285
CYS Investments Inc.	95,086	1,276,054
Hatteras Financial Corp.	53,391	1,455,973
Invesco Mortgage Capital Inc.	62,792	1,345,632
MFA Financial Inc.	194,518	1,589,212
Starwood Property Trust Inc.	63,504	1,455,512
Two Harbors Investment Corp.	151,961	1,812,895

		13,697,603
RETAIL — 4.90%
Asbury Automotive Group Inc.[a]	17,104	542,539
Barnes & Noble Inc.[a,b]	20,565	346,315
Big Lots Inc.[a]	32,379	943,200
Bob Evans Farms Inc.	15,286	581,938
Cash America International Inc.	15,969	624,228
Cato Corp. (The) Class A	14,664	416,164
Cracker Barrel Old Country Store Inc.	12,650	805,172
EZCORP Inc. Class A NVS[a]	24,529	482,240
Finish Line Inc. (The) Class A	27,655	575,362
Group 1 Automotive Inc.	11,652	722,541
Mattress Firm Holding Corp.[a,b]	3,861	123,591
Men’s Wearhouse Inc. (The)	25,994	852,343
Penske Automotive Group Inc.	23,111	707,197
Regis Corp.	31,254	520,692
Rite Aid Corp.[a]	386,814	448,704
Sonic Automotive Inc. Class A	20,249	392,831

		9,085,057
SAVINGS & LOANS — 1.00%
Astoria Financial Corp.	44,472	446,054

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

Provident Financial Services Inc.	29,468	$442,020
Washington Federal Inc.	57,888	971,361

		1,859,435
SEMICONDUCTORS — 1.88%
Amkor Technology Inc.[a,b]	42,596	184,015
First Solar Inc.[a,b]	32,651	793,746
GT Advanced Technologies Inc.[a,b]	64,608	280,399
Kulicke and Soffa Industries Inc.[a,b]	40,335	413,837
MEMC Electronic Materials Inc.[a]	126,119	317,820
MKS Instruments Inc.	28,796	680,449
OmniVision Technologies Inc.[a,b]	28,738	410,953
Tessera Technologies Inc.	28,280	400,728

		3,481,947
SHIPBUILDING — 0.62%
Huntington Ingalls Industries Inc.[a]	26,944	1,141,887

		1,141,887
SOFTWARE — 0.71%
ManTech International Corp. Class A	12,934	297,094
SYNNEX Corp.[a,b]	14,429	467,355
Take-Two Interactive Software Inc.[a]	49,085	547,298

		1,311,747
TELECOMMUNICATIONS — 1.89%
Anixter International Inc.	14,991	878,772
Loral Space & Communications Inc.	6,861	539,686
NII Holdings Inc.[a,b]	93,484	745,068
Telephone & Data Systems Inc.	53,600	1,333,032

		3,496,558
TRANSPORTATION — 1.69%
Atlas Air Worldwide Holdings Inc.[a,b]	14,397	791,691
Nordic American Tankers Ltd.[b]	28,955	243,222
Ryder System Inc.	27,817	1,255,103
Ship Finance International Ltd.	26,417	406,294
Swift Transportation Co.[a,b]	45,576	444,366

		3,140,676
TRUCKING & LEASING — 0.69%
AMERCO	3,948	456,152
TAL International Group Inc.	16,264	555,253
Textainer Group Holdings Ltd.	8,976	271,075

		1,282,480

TOTAL COMMON STOCKS
(Cost: $171,688,668)		185,241,253

Security	Shares	Value

SHORT-TERM INVESTMENTS — 9.59%

MONEY MARKET FUNDS — 9.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	16,322,028	$16,322,028
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	1,165,230	1,165,230
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	296,047	296,047

		17,783,305

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,783,305)		17,783,305

TOTAL INVESTMENTS IN SECURITIES — 109.44%
(Cost: $189,471,973)		203,024,558
Other Assets, Less Liabilities — (9.44)%		(17,506,484)

NET ASSETS — 100.00%		$185,518,074

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2012

	iShares Morningstar Large Core Index Fund	iShares Morningstar Large Growth Index Fund	iShares Morningstar Large Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$250,596,317	$352,349,499	$227,560,330
Affiliated (Note 2)	5,330,729	10,842,018	3,175,803

Total cost of investments	$255,927,046	$363,191,517	$230,736,133

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$281,352,404	$446,987,879	$244,518,860
Affiliated (Note 2)	5,450,007	10,842,018	3,164,644

Total fair value of investments	286,802,411	457,829,897	247,683,504
Cash	440	—	—
Receivables:
Dividends and interest	495,436	227,455	346,270

Total Assets	287,298,287	458,057,352	248,029,774

LIABILITIES
Payables:
Investment securities purchased	387,038	—	373,320
Collateral for securities on loan (Note 5)	3,143,880	10,546,300	741,960
Investment advisory fees (Note 2)	49,153	98,413	53,010

Total Liabilities	3,580,071	10,644,713	1,168,290

NET ASSETS	$283,718,216	$447,412,639	$246,861,484

Net assets consist of:
Paid-in capital	$261,994,983	$471,221,014	$306,176,251
Undistributed net investment income	596,238	346,287	488,372
Accumulated net realized loss	(9,748,370)	(118,793,042)	(76,750,510)
Net unrealized appreciation	30,875,365	94,638,380	16,947,371

NET ASSETS	$283,718,216	$447,412,639	$246,861,484

Shares outstanding[b]	3,500,000	5,900,000	3,800,000

Net asset value per share	$81.06	$75.83	$64.96

[a]	Securities on loan with values of $3,044,911, $10,315,468 and $723,640, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2012

	iShares Morningstar Mid Core Index Fund	iShares Morningstar Mid Growth Index Fund	iShares Morningstar Mid Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$143,545,702	$145,164,907	$95,837,617
Affiliated (Note 2)	5,854,368	14,140,232	2,348,732

Total cost of investments	$149,400,070	$159,305,139	$98,186,349

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$156,955,430	$165,094,009	$99,432,486
Affiliated (Note 2)	5,854,368	14,140,232	2,348,732

Total fair value of investments	162,809,798	179,234,241	101,781,218
Receivables:
Dividends and interest	104,892	234,947	113,486

Total Assets	162,914,690	179,469,188	101,894,704

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	5,572,022	13,948,278	2,196,848
Investment advisory fees (Note 2)	33,516	42,917	25,558

Total Liabilities	5,605,538	13,991,195	2,222,406

NET ASSETS	$157,309,152	$165,477,993	$99,672,298

Net assets consist of:
Paid-in capital	$165,743,263	$271,276,346	$123,320,082
Undistributed (distributions in excess of) net investment income	(15,602)	170,808	40,771
Accumulated net realized loss	(21,828,237)	(125,898,263)	(27,283,424)
Net unrealized appreciation	13,409,728	19,929,102	3,594,869

NET ASSETS	$157,309,152	$165,477,993	$99,672,298

Shares outstanding[b]	1,650,000	1,600,000	1,250,000

Net asset value per share	$95.34	$103.42	$79.74

[a]	Securities on loan with values of $5,413,941, $13,584,637 and $2,140,695, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2012

	iShares Morningstar Small Core Index Fund	iShares Morningstar Small Growth Index Fund	iShares Morningstar Small Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$121,859,381	$79,965,387	$171,688,668
Affiliated (Note 2)	15,061,575	10,337,059	17,783,305

Total cost of investments	$136,920,956	$90,302,446	$189,471,973

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$133,459,616	$86,885,995	$185,241,253
Affiliated (Note 2)	15,061,575	10,337,059	17,783,305

Total fair value of investments	148,521,191	97,223,054	203,024,558
Receivables:
Investment securities sold	—	170,965	—
Dividends and interest	94,177	53,683	86,755

Total Assets	148,615,368	97,447,702	203,111,313

LIABILITIES
Short positions, at value[b]	—	169,830	—
Payables:
Investment securities purchased	—	164,309	59,489
Collateral for securities on loan (Note 5)	14,883,621	10,291,814	17,487,258
Investment advisory fees (Note 2)	28,507	22,527	46,492

Total Liabilities	14,912,128	10,648,480	17,593,239

NET ASSETS	$133,703,240	$86,799,222	$185,518,074

Net assets consist of:
Paid-in capital	$151,857,353	$100,360,811	$191,074,305
Undistributed (distributions in excess of) net investment income	71,126	89,770	(67,038)
Accumulated net realized loss	(29,825,474)	(20,573,102)	(19,041,778)
Net unrealized appreciation	11,600,235	6,921,743	13,552,585

NET ASSETS	$133,703,240	$86,799,222	$185,518,074

Shares outstanding[c]	1,450,000	950,000	2,100,000

Net asset value per share	$92.21	$91.37	$88.34

[a]	Securities on loan with values of $14,513,677, $10,039,030 and $17,016,107, respectively. See Note 5.
[b]	Proceeds: $ —, $170,965 and $ —, respectively. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2012

	iShares Morningstar Large Core Index Fund	iShares Morningstar Large Growth Index Fund	iShares Morningstar Large Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$3,512,618	$2,968,987	$3,804,031
Dividends — affiliated (Note 2)	12,845	20,075	28,947
Interest — affiliated (Note 2)	137	214	124
Securities lending income — affiliated (Note 2)	1,307	27,251	978

Total investment income	3,526,907	3,016,527	3,834,080

EXPENSES
Investment advisory fees (Note 2)	287,902	562,811	308,322

Total expenses	287,902	562,811	308,322

Net investment income	3,239,005	2,453,716	3,525,758

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,394,505)	(9,326,267)	6,365,088
Investments — affiliated (Note 2)	(290)	(280,592)	(2,217)
In-kind redemptions — unaffiliated	27,826,378	8,010,769	2,472,827
In-kind redemptions — affiliated (Note 2)	4,562	2,920	15,681

Net realized gain (loss)	25,436,145	(1,593,170)	8,851,379

Net change in unrealized appreciation/depreciation	(16,888,176)	(6,771,487)	(1,269,089)

Net realized and unrealized gain (loss)	8,547,969	(8,364,657)	7,582,290

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,786,974	$(5,910,941)	$11,108,048

See notes to financial statements.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2012

	iShares Morningstar Mid Core Index Fund	iShares Morningstar Mid Growth Index Fund	iShares Morningstar Mid Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$1,136,864	$792,028	$1,234,759
Interest — affiliated (Note 2)	70	64	52
Securities lending income — affiliated (Note 2)	17,433	49,691	29,092

Total investment income	1,154,367	841,783	1,263,903

EXPENSES
Investment advisory fees (Note 2)	190,901	247,628	145,791

Total expenses	190,901	247,628	145,791

Net investment income	963,466	594,155	1,118,112

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,031,785	(5,134,240)	1,581,205
In-kind redemptions — unaffiliated	2,854,391	1,964,136	—

Net realized gain (loss)	5,886,176	(3,170,104)	1,581,205

Net change in unrealized appreciation/depreciation	(7,327,864)	(2,039,107)	(1,232,545)

Net realized and unrealized gain (loss)	(1,441,688)	(5,209,211)	348,660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(478,222)	$(4,615,056)	$1,466,772

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2012

	iShares Morningstar Small Core Index Fund	iShares Morningstar Small Growth Index Fund	iShares Morningstar Small Value Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$1,067,169	$319,192	$2,098,347
Interest — affiliated (Note 2)	62	33	103
Securities lending income — affiliated (Note 2)	123,587	150,908	199,994

Total investment income	1,190,818	470,133	2,298,444

EXPENSES
Investment advisory fees (Note 2)	171,573	135,446	254,592

Total expenses	171,573	135,446	254,592

Net investment income	1,019,245	334,687	2,043,852

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(391,690)	(997,804)	3,794,674
In-kind redemptions — unaffiliated	1,247,943	992,009	—

Net realized gain (loss)	856,253	(5,795)	3,794,674

Net change in unrealized appreciation/depreciation on:
Investments	(3,995,203)	(852,201)	(97,141)
Short positions (Note 1)	—	1,135	—

Net change in unrealized appreciation/depreciation	(3,995,203)	(851,066)	(97,141)

Net realized and unrealized gain (loss)	(3,138,950)	(856,861)	3,697,533

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,119,705)	$(522,174)	$5,741,385

See notes to financial statements.

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Morningstar Large Core Index Fund		iShares Morningstar Large Growth Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,239,005	$6,160,019	$2,453,716	$3,290,996
Net realized gain (loss)	25,436,145	15,979,605	(1,593,170)	(7,919,052)
Net change in unrealized appreciation/depreciation	(16,888,176)	(8,183,360)	(6,771,487)	47,005,634

Net increase (decrease) in net assets resulting from operations	11,786,974	13,956,264	(5,910,941)	42,377,578

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,086,160)	(6,081,636)	(2,310,911)	(3,316,876)

Total distributions to shareholders	(3,086,160)	(6,081,636)	(2,310,911)	(3,316,876)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	102,163,913	32,192,583	18,859,487	58,764,703
Cost of shares redeemed	(100,989,211)	(86,530,574)	(25,591,682)	(33,282,070)

Net increase (decrease) in net assets from capital share transactions	1,174,702	(54,337,991)	(6,732,195)	25,482,633

INCREASE (DECREASE) IN NET ASSETS	9,875,516	(46,463,363)	(14,954,047)	64,543,335

NET ASSETS
Beginning of period	273,842,700	320,306,063	462,366,686	397,823,351

End of period	$283,718,216	$273,842,700	$447,412,639	$462,366,686

Undistributed net investment income included in net assets at end of period	$596,238	$443,393	$346,287	$203,482

SHARES ISSUED AND REDEEMED
Shares sold	1,350,000	450,000	250,000	800,000
Shares redeemed	(1,300,000)	(1,200,000)	(350,000)	(500,000)

Net increase (decrease) in shares outstanding	50,000	(750,000)	(100,000)	300,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Large Value Index Fund		iShares Morningstar Mid Core Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,525,758	$7,028,863	$963,466	$2,057,087
Net realized gain (loss)	8,851,379	(7,490,403)	5,886,176	14,653,852
Net change in unrealized appreciation/depreciation	(1,269,089)	(2,070,034)	(7,327,864)	(15,898,036)

Net increase (decrease) in net assets resulting from operations	11,108,048	(2,531,574)	(478,222)	812,903

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,566,952)	(7,017,286)	(979,068)	(2,091,459)

Total distributions to shareholders	(3,566,952)	(7,017,286)	(979,068)	(2,091,459)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,202,819	29,390,999	23,032,203	31,189,981
Cost of shares redeemed	(15,671,387)	(24,179,630)	(18,384,540)	(55,912,762)

Net increase (decrease) in net assets from capital share transactions	(12,468,568)	5,211,369	4,647,663	(24,722,781)

INCREASE (DECREASE) IN NET ASSETS	(4,927,472)	(4,337,491)	3,190,373	(26,001,337)

NET ASSETS
Beginning of period	251,788,956	256,126,447	154,118,779	180,120,116

End of period	$246,861,484	$251,788,956	$157,309,152	$154,118,779

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$488,372	$529,566	$(15,602)	$—

SHARES ISSUED AND REDEEMED
Shares sold	50,000	500,000	250,000	350,000
Shares redeemed	(250,000)	(400,000)	(200,000)	(650,000)

Net increase (decrease) in shares outstanding	(200,000)	100,000	50,000	(300,000)

See notes to financial statements.

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Mid Growth Index Fund		iShares Morningstar Mid Value Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$594,155	$243,021	$1,118,112	$2,131,431
Net realized gain (loss)	(3,170,104)	12,048,521	1,581,205	559,093
Net change in unrealized appreciation/depreciation	(2,039,107)	(20,251,442)	(1,232,545)	(7,140,112)

Net increase (decrease) in net assets resulting from operations	(4,615,056)	(7,959,900)	1,466,772	(4,449,588)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(423,347)	(343,001)	(1,077,341)	(2,197,069)

Total distributions to shareholders	(423,347)	(343,001)	(1,077,341)	(2,197,069)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,909,440	25,430,697	—	3,484,262
Cost of shares redeemed	(10,136,713)	(52,027,413)	—	(21,745,238)

Net decrease in net assets from capital share transactions	(227,273)	(26,596,716)	—	(18,260,976)

INCREASE (DECREASE) IN NET ASSETS	(5,265,676)	(34,899,617)	389,431	(24,907,633)

NET ASSETS
Beginning of period	170,743,669	205,643,286	99,282,867	124,190,500

End of period	$165,477,993	$170,743,669	$99,672,298	$99,282,867

Undistributed net investment income included in net assets at end of period	$170,808	$—	$40,771	$—

SHARES ISSUED AND REDEEMED
Shares sold	100,000	250,000	—	50,000
Shares redeemed	(100,000)	(550,000)	—	(300,000)

Net decrease in shares outstanding	—	(300,000)	—	(250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small Core Index Fund		iShares Morningstar Small Growth Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,019,245	$1,785,259	$334,687	$452,213
Net realized gain (loss)	856,253	3,783,434	(5,795)	3,535,310
Net change in unrealized appreciation/depreciation	(3,995,203)	(22,226,702)	(851,066)	(16,970,813)

Net decrease in net assets resulting from operations	(2,119,705)	(16,658,009)	(522,174)	(12,983,290)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,117,244)	(1,616,134)	(317,008)	(380,122)

Total distributions to shareholders	(1,117,244)	(1,616,134)	(317,008)	(380,122)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	27,231,598	—	22,612,974
Cost of shares redeemed	(13,214,707)	(73,773,275)	(4,848,908)	(64,592,058)

Net decrease in net assets from capital share transactions	(13,214,707)	(46,541,677)	(4,848,908)	(41,979,084)

DECREASE IN NET ASSETS	(16,451,656)	(64,815,820)	(5,688,090)	(55,342,496)

NET ASSETS
Beginning of period	150,154,896	214,970,716	92,487,312	147,829,808

End of period	$133,703,240	$150,154,896	$86,799,222	$92,487,312

Undistributed net investment income included in net assets at end of period	$71,126	$169,125	$89,770	$72,091

SHARES ISSUED AND REDEEMED
Shares sold	—	300,000	—	250,000
Shares redeemed	(150,000)	(850,000)	(50,000)	(800,000)

Net decrease in shares outstanding	(150,000)	(550,000)	(50,000)	(550,000)

See notes to financial statements.

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small Value Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,043,852	$3,995,653
Net realized gain	3,794,674	5,834,272
Net change in unrealized appreciation/depreciation	(97,141)	(15,791,632)

Net increase (decrease) in net assets resulting from operations	5,741,385	(5,961,707)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,054,347)	(4,151,157)

Total distributions to shareholders	(2,054,347)	(4,151,157)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,254,381	29,180,674
Cost of shares redeemed	—	(55,786,029)

Net increase (decrease) in net assets from capital share transactions	17,254,381	(26,605,355)

INCREASE (DECREASE) IN NET ASSETS	20,941,419	(36,718,219)

NET ASSETS
Beginning of period	164,576,655	201,294,874

End of period	$185,518,074	$164,576,655

Distributions in excess of net investment income included in net assets at end of period	$(67,038)	$(56,543)

SHARES ISSUED AND REDEEMED
Shares sold	200,000	350,000
Shares redeemed	—	(700,000)

Net increase (decrease) in shares outstanding	200,000	(350,000)

See notes to financial statements.

FINANCIAL STATEMENTS	71

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Core Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$79.37	$76.26	$68.10	$50.88	$76.07	$78.37

Income from investment operations:
Net investment income[a]	0.90	1.59	1.31	1.22	1.50	1.42
Net realized and unrealized gain (loss)[b]	1.65	3.07	8.14	17.22	(25.24)	(2.35)

Total from investment operations	2.55	4.66	9.45	18.44	(23.74)	(0.93)

Less distributions from:
Net investment income	(0.86)	(1.55)	(1.29)	(1.22)	(1.45)	(1.37)

Total distributions	(0.86)	(1.55)	(1.29)	(1.22)	(1.45)	(1.37)

Net asset value, end of period	$81.06	$79.37	$76.26	$68.10	$50.88	$76.07

Total return	3.23%[c]	6.35%	14.13%	36.53%	(31.43)%	(1.25)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$283,718	$273,843	$320,306	$265,600	$195,880	$182,567
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.25%	2.20%	1.94%	2.00%	2.57%	1.81%
Portfolio turnover rate[e]	38%	33%	38%	32%	40%	35%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Growth Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$77.06	$69.79	$60.81	$44.51	$67.23	$67.59

Income from investment operations:
Net investment income[a]	0.42	0.60	0.48	0.47	0.47	0.32
Net realized and unrealized gain (loss)[b]	(1.26)	7.27	9.00	16.30	(22.74)	(0.40)

Total from investment operations	(0.84)	7.87	9.48	16.77	(22.27)	(0.08)

Less distributions from:
Net investment income	(0.39)	(0.60)	(0.50)	(0.47)	(0.45)	(0.28)

Total distributions	(0.39)	(0.60)	(0.50)	(0.47)	(0.45)	(0.28)

Net asset value, end of period	$75.83	$77.06	$69.79	$60.81	$44.51	$67.23

Total return	(1.09)%[c]	11.42%	15.70%	37.81%	(33.16)%	(0.14)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$447,413	$462,367	$397,823	$446,937	$331,585	$494,167
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.09%	0.88%	0.78%	0.87%	0.91%	0.46%
Portfolio turnover rate[e]	29%	28%	24%	24%	35%	31%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Value Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$62.95	$65.67	$56.69	$43.65	$76.51	$86.96

Income from investment operations:
Net investment income[a]	0.90	1.82	1.57	1.47	2.10	2.52
Net realized and unrealized gain (loss)[b]	2.04	(2.74)	8.94	13.07	(32.84)	(10.36)

Total from investment operations	2.94	(0.92)	10.51	14.54	(30.74)	(7.84)

Less distributions from:
Net investment income	(0.93)	(1.80)	(1.53)	(1.50)	(2.12)	(2.61)

Total distributions	(0.93)	(1.80)	(1.53)	(1.50)	(2.12)	(2.61)

Net asset value, end of period	$64.96	$62.95	$65.67	$56.69	$43.65	$76.51

Total return	4.71%[c]	(1.18)%	19.00%	33.70%	(40.70)%	(9.20)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$246,861	$251,789	$256,126	$212,600	$159,308	$260,117
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.86%	3.03%	2.74%	2.83%	3.83%	3.03%
Portfolio turnover rate[e]	27%	30%	30%	31%	29%	23%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Core Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$96.32	$94.80	$76.24	$51.77	$81.41	$88.58

Income from investment operations:
Net investment income[a]	0.59	1.16	1.12	0.95	0.86	0.68
Net realized and unrealized gain (loss)[b]	(0.96)	1.56	18.59	24.47	(29.52)	(7.22)

Total from investment operations	(0.37)	2.72	19.71	25.42	(28.66)	(6.54)

Less distributions from:
Net investment income	(0.61)	(1.20)	(1.15)	(0.95)	(0.98)	(0.63)

Total distributions	(0.61)	(1.20)	(1.15)	(0.95)	(0.98)	(0.63)

Net asset value, end of period	$95.34	$96.32	$94.80	$76.24	$51.77	$81.41

Total return	(0.37)%[c]	3.02%	26.14%	49.44%	(35.29)%	(7.41)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$157,309	$154,119	$180,120	$125,792	$77,659	$126,183
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.26%	1.32%	1.40%	1.49%	1.40%	0.80%
Portfolio turnover rate[e]	54%	53%	47%	46%	60%	53%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Growth Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$106.71	$108.23	$84.45	$57.53	$95.61	$92.52

Income from investment operations:
Net investment income[a]	0.37	0.14	0.35	0.21	0.23	0.21
Net realized and unrealized gain (loss)[b]	(3.39)	(1.47)	23.82	26.93	(38.07)	3.12

Total from investment operations	(3.02)	(1.33)	24.17	27.14	(37.84)	3.33

Less distributions from:
Net investment income	(0.27)	(0.19)	(0.39)	(0.22)	(0.24)	(0.20)
Return of capital	—	—	—	(0.00)[c]	—	(0.04)

Total distributions	(0.27)	(0.19)	(0.39)	(0.22)	(0.24)	(0.24)

Net asset value, end of period	$103.42	$106.71	$108.23	$84.45	$57.53	$95.61

Total return	(2.84)%[d]	(1.22)%	28.69%	47.28%	(39.60)%	3.59%

Ratios/Supplemental data:
Net assets, end of period (000s)	$165,478	$170,744	$205,643	$168,905	$195,613	$487,629
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.72%	0.14%	0.39%	0.30%	0.32%	0.22%
Portfolio turnover rate[f]	46%	45%	47%	45%	49%	34%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Value Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$79.43	$82.79	$73.33	$48.03	$74.60	$91.74

Income from investment operations:
Net investment income[a]	0.89	1.58	1.89	1.46	1.93	1.81
Net realized and unrealized gain (loss)[b]	0.28	(3.30)	9.65	25.19	(26.56)	(17.02)

Total from investment operations	1.17	(1.72)	11.54	26.65	(24.63)	(15.21)

Less distributions from:
Net investment income	(0.86)	(1.64)	(2.08)	(1.35)	(1.94)	(1.93)

Total distributions	(0.86)	(1.64)	(2.08)	(1.35)	(1.94)	(1.93)

Net asset value, end of period	$79.74	$79.43	$82.79	$73.33	$48.03	$74.60

Total return	1.51%[c]	(1.90)%	16.23%	56.05%	(33.26)%	(16.79)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$99,672	$99,283	$124,191	$135,653	$69,647	$126,826
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	2.30%	2.11%	2.62%	2.37%	3.37%	2.17%
Portfolio turnover rate[e]	41%	50%	46%	41%	61%	37%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Core Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$93.85	$99.99	$81.76	$53.70	$78.57	$90.24

Income from investment operations:
Net investment income[a]	0.68	1.00	0.82	0.67	0.65	0.73
Net realized and unrealized gain (loss)[b]	(1.56)	(6.22)	18.33	28.06	(24.88)	(11.70)

Total from investment operations	(0.88)	(5.22)	19.15	28.73	(24.23)	(10.97)

Less distributions from:
Net investment income	(0.76)	(0.92)	(0.92)	(0.66)	(0.64)	(0.70)
Return of capital	—	—	—	(0.01)	—	—

Total distributions	(0.76)	(0.92)	(0.92)	(0.67)	(0.64)	(0.70)

Net asset value, end of period	$92.21	$93.85	$99.99	$81.76	$53.70	$78.57

Total return	(0.93)%[c]	(5.13)%	23.62%	53.72%	(30.86)%	(12.22)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$133,703	$150,155	$214,971	$179,882	$80,550	$102,143
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.49%	1.13%	0.99%	1.00%	1.08%	0.86%
Portfolio turnover rate[e]	57%	62%	69%	66%	73%	62%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Growth Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$92.49	$95.37	$72.67	$50.89	$73.02	$78.81

Income from investment operations:
Net investment income[a]	0.34	0.37	0.27	0.06	0.27	0.24
Net realized and unrealized gain (loss)[b]	(1.13)	(2.91)	22.68	21.80	(22.13)	(5.78)

Total from investment operations	(0.79)	(2.54)	22.95	21.86	(21.86)	(5.54)

Less distributions from:
Net investment income	(0.33)	(0.34)	(0.25)	(0.07)	(0.27)	(0.25)
Return of capital	—	—	—	(0.01)	—	—

Total distributions	(0.33)	(0.34)	(0.25)	(0.08)	(0.27)	(0.25)

Net asset value, end of period	$91.37	$92.49	$95.37	$72.67	$50.89	$73.02

Total return	(0.86)%[c]	(2.65)%	31.63%	42.98%	(29.91)%	(7.05)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$86,799	$92,487	$147,830	$90,835	$66,162	$69,367
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	0.74%	0.43%	0.34%	0.10%	0.47%	0.31%
Portfolio turnover rate[e]	46%	68%	64%	57%	56%	59%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Value Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$86.62	$89.46	$78.18	$48.22	$72.21	$85.00

Income from investment operations:
Net investment income[a]	1.04	1.96	1.57	1.28	1.62	1.82
Net realized and unrealized gain (loss)[b]	1.73	(2.70)	11.30	29.85	(23.83)	(12.81)

Total from investment operations	2.77	(0.74)	12.87	31.13	(22.21)	(10.99)

Less distributions from:
Net investment income	(1.05)	(2.10)	(1.59)	(1.17)	(1.78)	(1.80)

Total distributions	(1.05)	(2.10)	(1.59)	(1.17)	(1.78)	(1.80)

Net asset value, end of period	$88.34	$86.62	$89.46	$78.18	$48.22	$72.21

Total return	3.23%[c]	(0.57)%	16.77%	65.11%	(30.92)%	(13.08)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$185,518	$164,577	$201,295	$195,450	$65,094	$93,873
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	2.41%	2.42%	2.02%	2.00%	2.95%	2.35%
Portfolio turnover rate[e]	44%	52%	55%	57%	70%	66%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Morningstar Large Core	Diversified
Morningstar Large Growth	Non-diversified
Morningstar Large Value	Non-diversified
Morningstar Mid Core	Diversified
Morningstar Mid Growth	Diversified

iShares Index Fund	Diversification Classification
Morningstar Mid Value	Diversified
Morningstar Small Core	Diversified
Morningstar Small Growth	Diversified
Morningstar Small Value	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Morningstar Large Core
Assets:
Common Stocks	$283,279,363	$—	$—	$283,279,363
Short-Term Investments	3,523,048	—	—	3,523,048

	$286,802,411	$—	$—	$286,802,411

Morningstar Large Growth
Assets:
Common Stocks	$446,987,879	$—	$—	$446,987,879
Short-Term Investments	10,842,018	—	—	10,842,018

	$457,829,897	$—	$—	$457,829,897

Morningstar Large Value
Assets:
Common Stocks	$246,608,754	$—	$—	$246,608,754
Short-Term Investments	1,074,750	—	—	1,074,750

	$247,683,504	$—	$—	$247,683,504

Morningstar Mid Core
Assets:
Common Stocks	$156,955,430	$—	$—	$156,955,430
Short-Term Investments	5,854,368	—	—	5,854,368

	$162,809,798	$—	$—	$162,809,798

Morningstar Mid Growth
Assets:
Common Stocks	$165,094,009	$—	$—	$165,094,009
Short-Term Investments	14,140,232	—	—	14,140,232

	$179,234,241	$—	$—	$179,234,241

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Morningstar Mid Value
Assets:
Common Stocks	$99,432,486	$—	$—	$99,432,486
Short-Term Investments	2,348,732	—	—	2,348,732

	$101,781,218	$—	$—	$101,781,218

Morningstar Small Core
Assets:
Common Stocks	$133,459,616	$—	$—	$133,459,616
Short-Term Investments	15,061,575	—	—	15,061,575

	$148,521,191	$—	$—	$148,521,191

Morningstar Small Growth
Assets:
Common Stocks	$86,885,995	$—	$—	$86,885,995
Short-Term Investments	10,337,059	—	—	10,337,059
Liabilities:
Short Positions	(169,830)	—	—	(169,830)

	$97,053,224	$—	$—	$97,053,224

Morningstar Small Value
Assets:
Common Stocks	$185,106,346	$134,907	$—	$185,241,253
Short-Term Investments	17,783,305	—	—	17,783,305

	$202,889,651	$134,907	$—	$203,024,558

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. Such short positions are

84	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ Statements of Assets and Liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to the corporate actions, the Funds record a realized gain (loss). Dividends on securities sold short, if any, are reflected as an expense in the Statement of Operations. Details of the short position resulting from the non-index securities sold by the Funds, if any, are included in their respective Schedule of Investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Morningstar Large Core	0.20%
Morningstar Large Growth	0.25
Morningstar Large Value	0.25
Morningstar Mid Core	0.25
Morningstar Mid Growth	0.30

iShares Index Fund	Investment Advisory Fee

Morningstar Mid Value	0.30%
Morningstar Small Core	0.25
Morningstar Small Growth	0.25
Morningstar Small Value	0.30

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended October 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Morningstar Large Core	$704
Morningstar Large Growth	14,674
Morningstar Large Value	527
Morningstar Mid Core	9,387
Morningstar Mid Growth	26,757

iShares Index Fund	Securities Lending Agent Fees
Morningstar Mid Value	$15,665
Morningstar Small Core	66,547
Morningstar Small Growth	81,258
Morningstar Small Value	107,689

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended October 31, 2012, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended October 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Morningstar Large Core
BlackRock Inc.	—	10,640	(481)	10,159	$1,926,959	$12,845	$4,272

Morningstar Large Growth
BlackRock Inc.	13,775	115	(13,890)	—	$—	$20,075	$(277,672)

Morningstar Large Value
PNC Financial Services Group Inc. (The)	38,722	981	(3,788)	35,915	$2,089,894	$28,947	$13,464

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2012 were as follows:

iShares Index Fund	Purchases	Sales
Morningstar Large Core	$106,850,413	$106,437,882
Morningstar Large Growth	132,050,931	131,727,140
Morningstar Large Value	66,616,061	66,744,001
Morningstar Mid Core	82,557,402	82,481,238
Morningstar Mid Growth	76,051,606	76,039,483
Morningstar Mid Value	39,774,558	39,609,109
Morningstar Small Core	78,217,970	78,689,654
Morningstar Small Growth	41,110,508	41,177,380
Morningstar Small Value	74,058,604	73,824,947

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Morningstar Large Core	$101,939,844	$100,921,378
Morningstar Large Growth	18,819,775	25,551,283
Morningstar Large Value	3,189,778	15,623,253
Morningstar Mid Core	22,961,635	18,346,459
Morningstar Mid Growth	9,897,264	10,104,831
Morningstar Small Core	—	13,122,186
Morningstar Small Growth	—	4,744,858
Morningstar Small Value	17,061,519	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2012 the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Morningstar Large Core	$361,507	$—	$—	$—	$—	$470,436	$31,588,502	$—	$32,420,445
Morningstar Large Growth	5,085,656	54,115	754,949	3,087,927	881,226	27,706,178	66,358,290	982,680	104,911,021
Morningstar Large Value	6,693,107	18,851	35,116	468,973	672,390	19,478,955	36,252,824	5,511,604	69,131,820
Morningstar Mid Core	—	—	—	—	—	5,081,307	21,095,563	—	26,176,870
Morningstar Mid Growth	—	—	—	—	170,812	27,347,957	89,015,622	3,999,375	120,533,766
Morningstar Mid Value	—	—	—	—	—	9,355,376	16,451,751	—	25,807,127
Morningstar Small Core	2,926,795	—	—	—	—	—	21,697,098	—	24,623,893
Mornignstar Small Growth	—	—	—	—	—	1,189,003	16,153,299	—	17,342,302
Morningstar Small Value	—	—	—	—	—	3,744,307	13,746,110	—	17,490,417

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Large Core	$257,635,688	$35,378,660	$(6,211,937)	$29,166,723
Morningstar Large Growth	365,325,824	101,419,771	(8,915,698)	92,504,073
Morningstar Large Value	245,245,172	28,862,039	(26,423,707)	2,438,332
Morningstar Mid Core	150,937,613	17,673,535	(5,801,350)	11,872,185
Morningstar Mid Growth	160,339,434	26,159,005	(7,264,198)	18,894,807
Morningstar Mid Value	99,238,504	11,934,222	(9,391,508)	2,542,714
Morningstar Small Core	137,541,679	17,649,561	(6,670,049)	10,979,512
Morningstar Small Growth	91,303,973	13,231,708	(7,312,627)	5,919,081
Morningstar Small Value	191,571,785	23,520,203	(12,067,430)	11,452,773

Management has reviewed the tax positions as of October 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

90	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares

92	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for iShares Morningstar Large Core Index Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving shareholders of such Funds, from inception, the benefits of lower fees, and further noted that should material economies of scale exist in the future, a breakpoint structure for the remaining Funds may be appropriate. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	93

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

94	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Morningstar Large Core	$0.85442	$—	$0.00828	$0.86270	99%	—%	1%		100%
Morningstar Large Growth	0.39325	—	0.00020	0.39345	100	—	0	[a]	100
Morningstar Large Value	0.92246	—	0.00445	0.92691	100	—	0	[a]	100
Morningstar Mid Core	0.52507	—	0.08787	0.61294	86	—	14		100
Morningstar Mid Growth	0.26222	—	0.00448	0.26670	98	—	2		100
Morningstar Mid Value	0.81152	—	0.05035	0.86187	94	—	6		100
Morningstar Small Core	0.65486	—	0.10154	0.75640	87	—	13		100
Morningstar Small Growth	0.31917	—	0.00825	0.32742	97	—	3		100
Morningstar Small Value	0.90053	—	0.14870	1.04923	86	—	14		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	95

Notes:

96	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	97

Notes:

98	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-44-1012

October 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares FTSE EPRA/NAREIT Developed Asia Index Fund  |  IFAS  |  NASDAQ

iShares FTSE EPRA/NAREIT Developed Europe Index Fund  |  IFEU  |  NASDAQ

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund  |  IFGL  |  NASDAQ

iShares FTSE EPRA/NAREIT North America Index Fund  |  IFNA  |  NASDAQ

iShares FTSE NAREIT Industrial/Office Capped Index Fund  |  FNIO  |  NYSE Arca

iShares FTSE NAREIT Mortgage Plus Capped Index Fund  |  REM  |  NYSE Arca

iShares FTSE NAREIT Real Estate 50 Index Fund  |  FTY  |  NYSE Arca

iShares FTSE NAREIT Residential Plus Capped Index Fund  |  REZ  |  NYSE Arca

iShares FTSE NAREIT Retail Capped Index Fund  |  RTL  |  NYSE Arca

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/12			Inception to 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.07%	24.24%	23.00%	(3.62)%	(3.69)%	(3.36)%	(16.75)%	(17.05)%	(15.62)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE EPRA/NAREIT Developed Asia Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Asia Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of Asian real estate markets as defined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 13.20%, net of fees, while the total return for the Index was 13.55%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Real Estate Operating/Development	43.16%
REITs – Shopping Centers	18.90
REITs – Diversified	15.46
REITs – Office Property	7.68
Real Estate Management/Services	7.32
Diversified Operations	3.06
Hotels & Motels	1.88
REITs – Warehouse/Industrial	1.02
Other*	1.16
Short-Term and Other Net Assets	0.36

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Sun Hung Kai Properties Ltd. (Hong Kong)	8.23%
Westfield Group (Australia)	7.63
Mitsubishi Estate Co. Ltd. (Japan)	6.15
Mitsui Fudosan Co. Ltd. (Japan)	5.30
Sumitomo Realty & Development Co. Ltd. (Japan)	4.00
Link REIT (The) (Hong Kong)	3.41
Hongkong Land Holdings Ltd. (Hong Kong)	3.36
Wharf (Holdings) Ltd. (The) (Hong Kong)	3.06
Westfield Retail Trust (Australia)	2.94
CapitaLand Ltd. (Singapore)	2.50

TOTAL	46.58%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/12			Inception to 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.75%	11.06%	9.72%	(5.28)%	(5.26)%	(5.44)%	(23.62)%	(23.55)%	(24.25)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE EPRA/NAREIT Developed Europe Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Europe Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of European real estate markets as defined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 11.35%, net of fees, while the total return for the Index was 11.37%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector/Investment Type	Percentage of Net Assets

REITs – Diversified	55.06%
Real Estate Management/Services	21.31
Real Estate Operating/Development	10.68
REITs – Office Property	7.79
REITs – Shopping Centers	1.85
Investment Companies	1.37
Other*	1.66
Short-Term and Other Net Assets	0.28

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Unibail-Rodamco SE (France)	15.32%
Land Securities Group PLC (United Kingdom)	7.52
British Land Co. PLC (United Kingdom)	5.62
Hammerson PLC (United Kingdom)	4.01
Swiss Prime Site AG Registered (Switzerland)	3.39
PSP Swiss Property AG Registered (Switzerland)	3.17
Capital Shopping Centres Group PLC (United Kingdom)	2.58
Klepierre (France)	2.58
Derwent London PLC (United Kingdom)	2.51
Corio NV (Netherlands)	2.39

TOTAL	49.09%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/12			Inception to 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.85%	19.42%	18.43%	(3.43)%	(3.43)%	(3.34)%	(15.92)%	(15.94)%	(15.52)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries (except for the United States) as defined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 11.28%, net of fees, while the total return for the Index was 11.54%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector/Investment Type	Percentage of Net Assets

Real Estate Operating/Development	31.60%
REITs – Diversified	27.50
REITs – Shopping Centers	14.99
Real Estate Management/Services	10.61
REITs – Office Property	7.36
Diversified Operations	1.94
REITs – Apartments	1.78
REITs – Warehouse/Industrial	1.19
Hotels & Motels	1.18
Investment Companies	0.36
Other*	1.12
Short-Term and Other Net Assets	0.37

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Sun Hung Kai Properties Ltd. (Hong Kong)	5.25%
Westfield Group (Australia)	4.88
Mitsubishi Estate Co. Ltd. (Japan)	3.97
Unibail-Rodamco SE (France)	3.93
Mitsui Fudosan Co. Ltd. (Japan)	3.43
Sumitomo Realty & Development Co. Ltd. (Japan)	2.60
Hongkong Land Holdings Ltd. (Hong Kong)	2.19
Link REIT (The) (Hong Kong)	2.19
Wharf (Holdings) Ltd. (The) (Hong Kong)	1.94
Land Securities Group PLC (United Kingdom)	1.94

TOTAL	32.32%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/12			Inception to 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.24%	14.68%	13.69%	2.90%	2.84%	1.98%	15.28%	14.95%	10.21%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

The iShares FTSE EPRA/NAREIT North America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT North America Index (the “Index”). The Index measures the stock performance of companies engaged in the ownership and development of the North American real estate market as defined by the Index provider. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was (0.13)%, net of fees, while the total return for the Index was (0.35)%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets
REITs – Apartments	16.12%
REITs – Regional Malls	16.00
REITs – Health Care	14.27
REITs – Diversified	12.44
REITs – Office Property	10.97
REITs – Shopping Centers	9.73
REITs – Hotels	5.32
REITs – Storage	5.07
REITs – Warehouse/Industrial	4.54
REITs – Outlet Centers	2.31
Real Estate Operating/Development	1.69
Other*	1.37
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets
Simon Property Group Inc.	9.65%
HCP Inc.	3.93
Ventas Inc.	3.84
Public Storage	3.65
Equity Residential	3.56
Boston Properties Inc.	3.29
Prologis Inc.	3.25
Health Care REIT Inc.	3.18
Vornado Realty Trust	3.05
AvalonBay Communities Inc.	2.71

TOTAL	40.11%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.63%	13.68%	14.22%	(5.65)%	(5.63)%	(5.91)%	(6.17)%	(6.19)%	(6.33)%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.63%	13.68%	14.22%	(25.21)%	(25.16)%	(26.27)%	(29.56)%	(29.66)%	(30.21)%

Index performance reflects the performance of the FTSE NAREIT Industrial/Office Index through March 1, 2009 and the FTSE NAREIT Industrial/Office Capped Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

The iShares FTSE NAREIT Industrial/Office Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Industrial/Office Capped Index (the “Index”). The Index measures the performance of the industrial and office real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was (1.34)%, net of fees, while the total return for the Index was (1.08)%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets
REITs – Office Property	62.08%
REITs – Warehouse/Industrial	24.82
REITs – Diversified	12.38
REITs – Health Care	0.55
Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets
Boston Properties Inc.	18.27%
Prologis Inc.	18.06
SL Green Realty Corp.	7.74
Alexandria Real Estate Equities Inc.	4.42
Duke Realty Corp.	4.42
Liberty Property Trust	4.38
Kilroy Realty Corp.	4.27
Piedmont Office Realty Trust Inc. Class A	3.91
BioMed Realty Trust Inc.	3.82
Douglas Emmett Inc.	3.19

TOTAL	72.48%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.77%	26.76%	27.56%	(2.83)%	(2.80)%	2.81%	(10.34)%	(10.34)%	(5.31)%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.77%	26.76%	27.56%	(13.39)%	(13.22)%	14.89%	(45.15)%	(45.16)%	(25.93)%

Index performance reflects the performance of the FTSE NAREIT Mortgage REITs Index through March 1, 2009 and the FTSE NAREIT All Mortgage Capped Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

The iShares FTSE NAREIT Mortgage Plus Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT All Mortgage Capped Index (the “Index”). The Index measures the performance of the residential and commercial mortgage real estate sector and generally invests all of its assets in real estate investment trusts (REITs). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 11.76%, net of fees, while the total return for the Index was 12.05%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets
REITs – Mortgage	99.99%
Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets
Annaly Capital Management Inc.	21.59%
American Capital Agency Corp.	16.61
Starwood Property Trust Inc.	5.09
Two Harbors Investment Corp.	4.91
MFA Financial Inc.	4.57
Chimera Investment Corp.	4.56
Invesco Mortgage Capital Inc.	4.52
Hatteras Financial Corp.	4.31
CYS Investments Inc.	4.08
ARMOUR Residential REIT Inc.	3.91

TOTAL	74.15%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.64%	15.64%	16.20%	1.76%	1.70%	2.12%	0.47%	0.41%	0.85%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.64%	15.64%	16.20%	9.10%	8.82%	11.08%	2.63%	2.25%	4.78%

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

The iShares FTSE NAREIT Real Estate 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Real Estate 50 Index (the “Index”). The Index measures the performance of the large-capitalization real estate sector of the U.S. equity market, and is comprised of the 50 largest real estate investment trusts (REITs) within the FTSE NAREIT Composite Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 2.16%, net of fees, while the total return for the Index was 2.41%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets
REITs – Diversified	20.16%
REITs – Regional Malls	16.40
REITs – Apartments	14.85
REITs – Health Care	13.02
REITs – Office Property	9.17
REITs – Mortgage	7.45
REITs – Shopping Centers	6.18
REITs – Storage	4.05
REITs – Warehouse/Industrial	3.60
REITs – Hotels	3.03
REITs – Outlet Centers	1.98
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets
Simon Property Group Inc.	10.68%
American Tower Corp.	6.83
HCP Inc.	4.35
Ventas Inc.	4.26
Public Storage	4.05
Equity Residential	3.95
Boston Properties Inc.	3.64
Prologis Inc.	3.60
Annaly Capital Management Inc.	3.58
Health Care REIT Inc.	3.52

TOTAL	48.46%

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.46%	12.43%	13.01%	4.87%	4.83%	4.89%	3.91%	3.85%	3.90%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.46%	12.43%	13.01%	26.84%	26.60%	26.99%	23.52%	23.11%	23.38%

Index performance reflects the performance of the FTSE NAREIT Residential Index through March 1, 2009 and the FTSE NAREIT All Residential Capped Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE NAREIT Residential Plus Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT All Residential Capped Index (the “Index”). The Index measures the performance of the residential, healthcare and self-storage real estate sectors of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 1.64%, net of fees, while the total return for the Index was 1.89%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

REITs – Apartments	46.93%
REITs – Health Care	35.32
REITs – Storage	14.39
REITs – Manufactured Homes	2.98
REITs – Diversified	0.13
Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

HCP Inc.	9.79%
Ventas Inc.	9.58
Public Storage	9.11
Equity Residential	8.88
AvalonBay Communities Inc.	6.76
Health Care REIT Inc.	5.33
UDR Inc.	4.26
Camden Property Trust	4.20
Essex Property Trust Inc.	4.18
American Campus Communities Inc.	3.19

TOTAL	65.28%

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.50%	24.45%	25.04%	0.10%	0.14%	(0.37)%	(1.45)%	(1.44)%	(2.04)%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.50%	24.45%	25.04%	0.49%	0.69%	(1.85)%	(7.71)%	(7.65)%	(10.71)%

Index performance reflects the performance of the FTSE NAREIT Retail Index through March 1, 2009 and the FTSE NAREIT Retail Capped Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (5/1/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/4/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE NAREIT Retail Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE NAREIT Retail Capped Index (the “Index”). The Index measures the performance of the retail property real estate sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 4.81%, net of fees, while the total return for the Index was 5.02%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets
REITs – Regional Malls	51.84%
REITs – Shopping Centers	34.78
REITs – Outlet Centers	11.89
REITs – Diversified	1.34
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets
Simon Property Group Inc.	21.85%
General Growth Properties Inc.	8.30
Kimco Realty Corp.	7.14
Macerich Co. (The)	6.77
Federal Realty Investment Trust	4.67
DDR Corp.	4.55
Regency Centers Corp.	4.49
CBL & Associates Properties Inc.	4.41
Realty Income Corp.	4.37
National Retail Properties Inc.	4.26

TOTAL	70.81%

FUND PERFORMANCE OVERVIEWS	17

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
FTSE EPRA/NAREIT Developed Asia
Actual	$1,000.00	$1,132.00	0.48%	$2.58
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE EPRA/NAREIT Developed Europe
Actual	1,000.00	1,113.50	0.48	2.56
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.
Actual	1,000.00	1,112.80	0.48	2.56
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE EPRA/NAREIT North America
Actual	1,000.00	998.70	0.48	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
FTSE NAREIT Industrial/Office Capped
Actual	$1,000.00	$986.60	0.48%	$2.40
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE NAREIT Mortgage Plus Capped
Actual	1,000.00	1,117.60	0.48	2.56
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE NAREIT Real Estate 50
Actual	1,000.00	1,021.60	0.48	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE NAREIT Residential Plus Capped
Actual	1,000.00	1,016.40	0.48	2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
FTSE NAREIT Retail Capped
Actual	1,000.00	1,048.10	0.48	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	19

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.64%

AUSTRALIA — 24.58%
BGP Holdings PLC[a,b]	539,595	$7
Bunnings Warehouse Property Trust	47,475	102,889
Centro Retail Australia	118,647	264,517
CFS Retail Property Trust Group	183,780	372,565
Charter Hall Retail REIT	26,865	101,123
Commonwealth Property Office Fund	207,180	232,022
Dexus Property Group	419,679	428,658
FKP Property Group	139,020	32,003
Goodman Group	137,601	632,096
GPT Group	153,576	566,932
Investa Office Fund	53,946	166,140
Mirvac Group	295,704	461,478
Stockland Corp. Ltd.	192,879	692,020
Westfield Group	199,557	2,205,880
Westfield Retail Trust	264,600	850,568

		7,108,898
HONG KONG — 32.80%
Agile Property Holdings Ltd.	126,000	143,233
Champion REIT	243,000	114,131
Country Garden Holdings Co. Ltd.[b]	315,027	126,416
Hang Lung Properties Ltd.	189,000	657,228
Henderson Land Development Co. Ltd.	99,000	685,970
Hongkong Land Holdings Ltd.[c]	153,000	971,550
Hysan Development Co. Ltd.	63,000	278,418
Kerry Properties Ltd.	63,000	312,559
Link REIT (The)	198,000	984,884
New World China Land Ltd.	234,400	107,975
New World Development Co. Ltd.	396,000	612,135
Shimao Property Holdings Ltd.[c]	121,500	232,024
Shui On Land Ltd.	252,250	106,758
Sino Land Co. Ltd.	252,800	452,754
SOHO China Ltd.[c]	180,000	122,399
Sun Hung Kai Properties Ltd.	171,000	2,380,746
Swire Properties Ltd.	100,800	312,153
Wharf (Holdings) Ltd. (The)	129,200	884,389

		9,485,722
JAPAN — 27.82%
Activia Properties Inc.[b]	18	114,175
Advance Residence Investment Corp.	72	155,836
AEON Mall Co. Ltd.	8,100	209,872

Security	Shares	Value

Industrial & Infrastructure Fund Investment Corp.	9	$69,361
Japan Prime Realty Investment Corp.	72	216,459
Japan Real Estate Investment Corp.	46	459,827
Japan Retail Fund Investment Corp.	171	311,279
Kenedix Realty Investment Corp.	27	92,151
Mitsubishi Estate Co. Ltd.	90,000	1,777,931
Mitsui Fudosan Co. Ltd.	76,000	1,533,692
MORI TRUST Sogo REIT Inc.	9	82,197
Nippon Accommodations Fund Inc.	11	78,031
Nippon Building Fund Inc.	54	578,982
Nomura Real Estate Holdings Inc.	7,200	129,083
Nomura Real Estate Office Fund Inc.	27	169,573
NTT Urban Development Corp.	117	96,170
ORIX JREIT Inc.	18	87,602
Premier Investment Corp.	18	65,420
Sumitomo Realty & Development Co. Ltd.	42,000	1,158,113
Tokyo Tatemono Co. Ltd.[b]	27,000	110,797
Tokyu Land Corp.	36,000	201,777
TOKYU REIT Inc.	9	47,404
Top REIT Inc.	18	83,548
United Urban Investment Corp.	180	216,189

		8,045,469
NEW ZEALAND — 0.29%
Kiwi Income Property Trust	85,959	82,680

		82,680
SINGAPORE — 14.15%
Ascendas REIT	189,202	365,982
CapitaCommercial Trust[c]	180,000	231,630
CapitaLand Ltd.	270,000	723,659
CapitaMall Trust Management Ltd.	216,400	374,250
CapitaMalls Asia Ltd.	135,000	204,705
CDL Hospitality Trusts	63,000	99,918
City Developments Ltd.	58,000	544,797
Global Logistic Properties Ltd.	198,000	417,081
Keppel Land Ltd.[c]	63,000	175,567
Mapletree Commercial Trust	117,000	116,036
Mapletree Industrial Trust[c]	108,200	124,159
Mapletree Logistics Trust	153,240	139,418
Suntec REIT[c]	189,000	248,633
UOL Group Ltd.	45,000	208,762
Wing Tai Holdings Ltd.	50,800	72,241

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

October 31, 2012

Security	Shares	Value

Yanlord Land Group Ltd.[b]	45,000	$46,473

		4,093,311

TOTAL COMMON STOCKS (Cost: $27,152,367)		28,816,080

SHORT-TERM INVESTMENTS — 1.73%

MONEY MARKET FUNDS — 1.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	458,475	458,475
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[d,e,f]	32,731	32,731
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	9,638	9,638

		500,844

TOTAL SHORT-TERM INVESTMENTS (Cost: $500,844)		500,844

TOTAL INVESTMENTS IN SECURITIES — 101.37% (Cost: $27,653,211)		29,316,924
Other Assets, Less Liabilities — (1.37)%		(397,160)

NET ASSETS — 100.00%		$28,919,764

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.35%

AUSTRIA — 1.54%
CA Immobilien Anlagen AGa	8,739	$108,178
conwert Immobilien Invest SE	8,487	98,317

		206,495
BELGIUM — 3.02%
Befimmo SCA	1,809	110,173
Cofinimmo SA	1,584	180,091
Intervest Offices & Warehouses	720	17,213
Leasinvest Real Estate SCA	153	13,680
Warehouses De Pauw SCA	1,017	55,705
Wereldhave Belgium NV	261	26,684

		403,546
FINLAND — 1.79%
Citycon OYJ	24,405	79,693
Sponda OYJ	28,152	124,759
Technopolis OYJ	7,614	34,630

		239,082
FRANCE — 25.05%
Affine SA	432	7,244
ANF Immobilier	1,107	47,739
Fonciere des Regions	2,889	232,176
Gecina SA	1,881	208,252
Icade	2,070	186,233
Klepierre	9,288	344,272
Mercialys	4,563	95,727
Societe de la Tour Eiffel	594	32,766
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,296	145,264
Unibail-Rodamco SE	9,090	2,047,748

		3,347,421
GERMANY — 8.53%
Alstria Office REIT AG	7,839	94,650
Colonia Real Estate AGa	2,214	11,332
Deutsche EuroShop AG	5,139	210,095
Deutsche Wohnen AG Bearer	14,562	266,814
DIC Asset AG	3,420	31,903
GAGFAH SAa	7,767	88,266
GSW Immobilien AG	5,031	206,951
Hamborner REIT AG	4,509	41,484
IVG Immobilien AGa,b	15,507	38,480

Security	Shares	Value

PATRIZIA Immobilien AGa	2,782	$19,589
Prime Office REIT AG	3,780	15,728
TAG Immobilien AG	9,900	114,211

		1,139,503
GREECE — 0.09%
Eurobank Properties Real Estate Investment Co.	1,827	11,387

		11,387
ITALY — 0.50%
Beni Stabili SpA	95,427	53,629
Immobiliare Grande Distribuzione SpA	12,744	13,161

		66,790
NETHERLANDS — 5.62%
Corio NV	7,182	319,909
Eurocommercial Properties NV	4,050	158,830
Nieuwe Steen Investments NV	6,606	57,070
VastNed Retail NV	1,908	88,363
Wereldhave NV	2,151	127,197

		751,369
NORWAY — 0.56%
Norwegian Property ASA	49,545	74,196

		74,196
SWEDEN — 7.51%
Castellum AB	17,109	229,095
Fabege AB	16,443	163,305
Fastighets AB Balder Class Ba	11,295	61,961
Hufvudstaden AB Class A	15,138	192,208
Klovern AB	12,411	48,070
Kungsleden AB	13,626	66,534
Wallenstam AB Class B	11,520	126,131
Wihlborgs Fastigheter AB	7,650	116,732

		1,004,036
SWITZERLAND — 8.51%
Allreal Holding AG Registered[a]	792	119,667
Mobimo Holding AG Registered[a]	612	141,959
PSP Swiss Property AG Registered[a]	4,608	423,093
Swiss Prime Site AG Registered[a]	5,427	453,124

		1,137,843
UNITED KINGDOM — 35.63%
A&J Mucklow Group PLC	6,030	34,778
Big Yellow Group PLC	12,996	71,605

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

October 31, 2012

Security	Shares	Value

British Land Co. PLC	88,200	$750,970
Capital & Counties Properties PLC	75,159	273,894
Capital Shopping Centres Group PLC	64,206	344,452
Daejan Holdings PLC	486	22,651
Derwent London PLC	10,116	336,052
Development Securities PLC	12,195	31,435
Grainger PLC	41,283	73,426
Great Portland Estates PLC	31,095	234,247
Hammerson PLC	70,515	535,980
Hansteen Holdings PLC	63,558	76,131
Helical Bar PLC	11,754	36,547
Land Securities Group PLC	77,598	1,005,115
London & Stamford Property PLC	54,243	100,584
Primary Health Properties PLC	7,398	41,000
Quintain Estates and Development PLC[a]	51,471	44,364
Safestore Holdings PLC	18,648	32,822
Schroder REIT Ltd.	35,478	22,291
SEGRO PLC	73,881	282,806
Shaftesbury PLC	24,840	219,301
St. Modwen Properties PLC	14,976	48,568
UNITE Group PLC	15,849	72,286
Workspace Group PLC	14,274	70,368

		4,761,673

TOTAL COMMON STOCKS
(Cost: $14,083,719)		13,143,341

INVESTMENT COMPANIES — 1.37%

UNITED KINGDOM — 1.37%
F&C Commercial Property Trust Ltd.	53,559	88,098
IRP Property Investments Ltd.	10,971	11,268
Picton Property Income Ltd.	34,074	20,311
Standard Life Investment Property Income Trust PLC	13,401	13,278
UK Commercial Property Trust Ltd.	47,502	50,394

		183,349

TOTAL INVESTMENT COMPANIES
(Cost: $207,945)		183,349

Security	Shares	Value

WARRANTS — 0.00%

NETHERLANDS — 0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)[a,c]	2,431	$—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.28%

MONEY MARKET FUNDS — 0.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	32,451	32,451
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[d,e,f]	2,317	2,317
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	2,674	2,674

		37,442

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,442)		37,442

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $14,329,106)		13,364,132
Other Assets, Less Liabilities — (0.00)%		(318)

NET ASSETS — 100.00%		$13,363,814

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.27%

AUSTRALIA — 15.75%
BGP Holdings PLC[a,b]	6,603,392	$86
Bunnings Warehouse Property Trust	1,371,050	2,971,373
Centro Retail Australia	3,622,700	8,076,598
CFS Retail Property Trust Group	5,500,775	11,151,372
Charter Hall Retail REIT	788,800	2,969,144
Commonwealth Property Office Fund	6,191,825	6,934,260
Dexus Property Group	12,631,850	12,902,113
FKP Property Group	4,412,944	1,015,872
Goodman Group	4,134,400	18,992,139
GPT Group	4,585,750	16,928,483
Investa Office Fund	1,599,700	4,926,661
Mirvac Group	8,910,550	13,905,886
Stockland Corp. Ltd.	5,799,975	20,809,415
Westfield Group	5,969,125	65,982,009
Westfield Retail Trust	7,931,350	25,495,672

		213,061,083
AUSTRIA — 0.40%
CA Immobilien Anlagen AGa	231,625	2,867,234
conwert Immobilien Invest SE	221,000	2,560,164

		5,427,398
BELGIUM — 0.77%
Befimmo SCA	47,175	2,873,080
Cofinimmo SA	40,375	4,590,375
Intervest Offices & Warehouses	18,275	436,910
Leasinvest Real Estate SCA	4,250	379,993
Warehouses De Pauw SCA	26,775	1,466,560
Wereldhave Belgium NV	6,800	695,223

		10,442,141
CANADA — 9.90%
Allied Properties Real Estate Investment Trust	152,575	4,823,782
Artis Real Estate Investment Trust	282,200	4,613,455
Boardwalk Real Estate Investment Trust	124,100	7,979,897
Brookfield Office Properties Inc.	971,125	14,943,374
Calloway Real Estate Investment Trust	277,950	8,050,678
Canadian Apartment Properties Real Estate Investment Trust	241,400	5,912,428
Canadian Real Estate Investment Trust	175,525	7,312,517

Security	Shares	Value

Chartwell Seniors Housing Real Estate Investment Trust	446,675	$4,589,647
Cominar Real Estate Investment Trust	316,200	7,545,143
Crombie Real Estate Investment Trust	120,275	1,815,858
Dundee International Real Estate Investment Trust	150,025	1,673,616
Dundee Real Estate Investment Trust	250,750	9,194,585
Extendicare Inc.	221,850	1,813,421
First Capital Realty Inc.	188,700	3,492,696
Granite Real Estate Inc.	121,975	4,468,959
H&R Real Estate Investment Trust	478,125	11,542,928
InnVest Real Estate Investment Trust	248,200	1,206,855
Killam Properties Inc.	129,200	1,666,221
Morguard Real Estate Investment Trust	113,050	2,035,918
Northern Property Real Estate Investment Trust	81,600	2,558,623
NorthWest Healthcare Properties Real Estate Investment Trust	90,525	1,190,999
Primaris Retail Real Estate Investment Trust	227,800	5,335,466
RioCan Real Estate Investment Trust	739,075	20,142,474

		133,909,540
FINLAND — 0.46%
Citycon OYJ	637,621	2,082,098
Sponda OYJ	738,650	3,273,428
Technopolis OYJ	198,050	900,782

		6,256,308
FRANCE — 6.43%
Affine SA	12,750	213,788
ANF Immobilier	29,325	1,264,618
Fonciere des Regions	73,100	5,874,719
Gecina SA	48,025	5,316,999
Icade	54,825	4,932,463
Klepierre	241,400	8,947,819
Mercialys	117,725	2,469,753
Societe de la Tour Eiffel	15,725	867,426
Societe Immobiliere de Location pour l’Industrie et le Commerce	34,000	3,810,948
Unibail-Rodamco SE	236,300	53,232,445

		86,930,978

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

GERMANY — 2.20%
Alstria Office REIT AG	206,550	$2,493,940
Colonia Real Estate AGa,c	59,075	302,370
Deutsche EuroShop AG	134,300	5,490,519
Deutsche Wohnen AG Bearer	380,375	6,969,464
DIC Asset AG	90,100	840,495
GAGFAH SAa	201,875	2,294,141
GSW Immobilien AG	131,750	5,419,559
Hamborner REIT AG	118,575	1,090,911
IVG Immobilien AGa,c	405,875	1,007,161
PATRIZIA Immobilien AGa	78,445	552,361
Prime Office REIT AG	103,700	431,476
TAG Immobilien AG	249,900	2,882,973

		29,775,370
HONG KONG — 20.98%
Agile Property Holdings Ltd.[c]	3,400,000	3,865,007
Champion REIT[c]	7,225,000	3,393,397
Country Garden Holdings Co. Ltd.[a,c]	9,350,459	3,752,224
Hang Lung Properties Ltd.	5,525,000	19,212,618
Henderson Land Development Co. Ltd.	2,975,000	20,613,738
Hongkong Land Holdings Ltd.	4,675,000	29,686,250
Hysan Development Co. Ltd.	2,125,000	9,391,068
Kerry Properties Ltd.[c]	1,700,000	8,434,139
Link REIT (The)	5,950,000	29,596,261
New World China Land Ltd.	6,800,200	3,132,459
New World Development Co. Ltd.	11,900,000	18,394,978
Shimao Property Holdings Ltd.[c]	3,612,500	6,898,665
Shui On Land Ltd.[c]	7,650,300	3,237,784
Sino Land Co. Ltd.	7,650,800	13,702,248
SOHO China Ltd.[c]	5,525,297	3,757,178
Sun Hung Kai Properties Ltd.	5,100,000	71,004,703
Swire Properties Ltd.[c]	3,060,000	9,476,068
Wharf (Holdings) Ltd. (The)	3,825,900	26,188,734

		283,737,519
ISRAEL — 0.16%
Azrieli Group Ltd.	94,775	2,123,887

		2,123,887
ITALY — 0.13%
Beni Stabili SpA	2,509,200	1,410,142
Immobiliare Grande Distribuzione SpA	342,550	353,769

		1,763,911

Security	Shares	Value

JAPAN —17.88%
Activia Properties Inc.[a]	425	$2,695,796
Advance Residence Investment Corp.	2,125	4,599,337
AEON Mall Co. Ltd.	255,000	6,607,094
Industrial & Infrastructure Fund Investment Corp.	425	3,275,366
Japan Prime Realty Investment Corp.	2,158	6,487,769
Japan Real Estate Investment Corp.	1,335	13,344,989
Japan Retail Fund Investment Corp.	4,675	8,510,103
Kenedix Realty Investment Corp.	850	2,901,038
Mitsubishi Estate Co. Ltd.	2,718,000	53,693,507
Mitsui Fudosan Co. Ltd.	2,299,000	46,394,183
MORI TRUST Sogo REIT Inc.	425	3,881,521
Nippon Accommodations Fund Inc.	425	3,014,826
Nippon Building Fund Inc.	1,700	18,227,199
Nomura Real Estate Holdings Inc.	212,500	3,809,740
Nomura Real Estate Office Fund Inc.	850	5,338,421
NTT Urban Development Corp.	3,400	2,794,695
ORIX JREIT Inc.	425	2,068,372
Premier Investment Corp.[c]	425	1,544,633
Sumitomo Realty & Development Co. Ltd.	1,275,000	35,157,012
Tokyo Tatemono Co. Ltd.[a]	425,000	1,744,026
Tokyu Land Corp.	856,000	4,797,798
TOKYU REIT Inc.	425	2,238,521
Top REIT Inc.	425	1,972,664
United Urban Investment Corp.	5,525	6,635,806

		241,734,416
NETHERLANDS — 1.44%
Corio NV	186,575	8,310,634
Eurocommercial Properties NV	106,250	4,166,848
Nieuwe Steen Investments NV	162,775	1,406,229
VastNed Retail NV	48,875	2,263,494
Wereldhave NV	56,525	3,342,540

		19,489,745
NEW ZEALAND — 0.18%
Kiwi Income Property Trust	2,549,150	2,451,918

		2,451,918
NORWAY — 0.15%
Norwegian Property ASA	1,313,250	1,966,649

		1,966,649

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

SINGAPORE — 9.17%
Ascendas REIT	5,525,402	$10,688,045
CapitaCommercial Trust[c]	5,525,000	7,109,750
CapitaLand Ltd.	8,075,000	21,642,761
CapitaMall Trust Management Ltd.	6,375,400	11,025,855
CapitaMalls Asia Ltd.	4,250,000	6,444,408
CDL Hospitality Trusts	1,700,000	2,696,201
City Developments Ltd.	1,700,000	15,968,198
Global Logistic Properties Ltd.	5,950,000	12,533,503
Keppel Land Ltd.[c]	2,125,000	5,921,888
Mapletree Commercial Trust[c]	3,825,000	3,793,492
Mapletree Industrial Trust[c]	2,975,800	3,414,712
Mapletree Logistics Trust	4,675,210	4,253,500
Suntec REIT[c]	5,950,000	7,827,343
UOL Group Ltd.	1,475,000	6,842,752
Wing Tai Holdings Ltd.	1,489,000	2,117,466
Yanlord Land Group Ltd.[a,c]	1,700,000	1,755,666

		124,035,540
SWEDEN —1.94%
Castellum AB	448,375	6,003,876
Fabege AB	428,825	4,258,909
Fastighets AB Balder Class Ba,c	297,075	1,629,673
Hufvudstaden AB Class A	393,125	4,991,528
Klovern AB	330,225	1,279,016
Kungsleden AB	355,300	1,734,895
Wallenstam AB Class B	301,325	3,299,162
Wihlborgs Fastigheter AB	199,325	3,041,513

		26,238,572
SWITZERLAND — 2.17%
Allreal Holding AG Registered[a]	19,975	3,018,130
Mobimo Holding AG Registered[a]	15,725	3,647,552
PSP Swiss Property AG Registered[a]	119,425	10,965,246
Swiss Prime Site AG Registered[a]	140,250	11,710,092

		29,341,020
UNITED KINGDOM — 9.16%
A&J Mucklow Group PLC	156,825	904,498
Big Yellow Group PLC	344,250	1,896,746
British Land Co. PLC	2,302,225	19,602,069
Capital & Counties Properties PLC	1,774,375	6,466,171
Capital Shopping Centres Group PLC	1,682,150	9,024,395
Daejan Holdings PLC	13,175	614,056
Derwent London PLC	264,775	8,795,789

Security	Shares	Value

Development Securities PLC	326,400	$841,355
Grainger PLC	1,045,075	1,858,770
Great Portland Estates PLC	816,000	6,147,150
Hammerson PLC	1,845,350	14,026,388
Hansteen Holdings PLC	1,679,600	2,011,852
Helical Bar PLC	316,200	983,169
Land Securities Group PLC	2,021,725	26,187,093
London & Stamford Property PLC	1,409,725	2,614,080
Primary Health Properties PLC	186,150	1,031,646
Quintain Estates and Development PLC[a]	1,360,000	1,172,201
Safestore Holdings PLC	495,125	871,456
Schroder REIT Ltd.	943,925	593,077
SEGRO PLC	1,937,150	7,415,131
Shaftesbury PLC	648,975	5,729,513
St. Modwen Properties PLC	397,375	1,288,705
UNITE Group PLC	418,200	1,907,362
Workspace Group PLC	382,925	1,887,749

		123,870,421

TOTAL COMMON STOCKS (Cost: $1,165,049,440)		1,342,556,416

INVESTMENT COMPANIES — 0.36%

UNITED KINGDOM — 0.36%
F&C Commercial Property Trust Ltd.	1,389,750	2,285,975
IRP Property Investments Ltd.	302,600	310,784
Picton Property Income Ltd.	949,025	565,703
Standard Life Investment Property Income Trust PLC	363,800	360,452
UK Commercial Property Trust Ltd.	1,220,600	1,294,906

		4,817,820

TOTAL INVESTMENT COMPANIES (Cost: $4,850,424)		4,817,820

WARRANTS — 0.00%

NETHERLANDS — 0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)[a,b]	16,093	—

		—

TOTAL WARRANTS (Cost: $0)		—

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

October 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.53%

MONEY MARKET FUNDS — 1.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	18,812,817	$18,812,817
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[d,e,f]	1,343,047	1,343,047
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	486,863	486,863

		20,642,727

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,642,727)		20,642,727

TOTAL INVESTMENTS IN SECURITIES — 101.16%
(Cost: $1,190,542,591)		1,368,016,963
Other Assets, Less Liabilities — (1.16)%		(15,646,152)

NET ASSETS — 100.00%		$1,352,370,811

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.83%

CANADA — 10.69%
Allied Properties Real Estate Investment Trust	2,600	$82,201
Artis Real Estate Investment Trust	4,786	78,242
Boardwalk Real Estate Investment Trust	2,080	133,748
Brookfield Office Properties Inc.	16,315	251,050
Calloway Real Estate Investment Trust	4,645	134,540
Canadian Apartment Properties Real Estate Investment Trust	4,029	98,679
Canadian Real Estate Investment Trust	2,939	122,441
Chartwell Seniors Housing Real Estate Investment Trust	7,353	75,553
Cominar Real Estate Investment Trust	5,353	127,733
Crombie Real Estate Investment Trust	2,079	31,388
Dundee International Real Estate Investment Trust	2,457	27,409
Dundee Real Estate Investment Trust	4,186	153,494
Extendicare Inc.	3,740	30,571
First Capital Realty Inc.	3,269	60,507
Granite Real Estate Inc.	2,043	74,852
H&R Real Estate Investment Trust	8,064	194,682
InnVest Real Estate Investment Trust	4,131	20,087
Killam Properties Inc.	2,181	28,127
Morguard Real Estate Investment Trust	1,866	33,605
Northern Property Real Estate Investment Trust	1,380	43,271
NorthWest Healthcare Properties Real Estate Investment Trust	1,552	20,419
Primaris Retail Real Estate Investment Trust	3,798	88,956
RioCan Real Estate Investment Trust	12,357	336,773

		2,248,328
UNITED STATES — 89.14%
Acadia Realty Trust[a]	1,982	50,898
Agree Realty Corp.[a]	478	12,065
Alexander’s Inc.	89	39,512
Alexandria Real Estate Equities Inc.	2,713	191,077
American Assets Trust Inc.	1,715	46,596
American Campus Communities Inc.	3,987	180,651
American Realty Capital Trust Inc.	6,841	77,098

Security	Shares	Value

Apartment Investment and Management Co. Class A	6,327	$168,868
Ashford Hospitality Trust Inc.[a]	2,900	24,911
Associated Estates Realty Corp.	2,121	31,794
AvalonBay Communities Inc.	4,207	570,301
BioMed Realty Trust Inc.[a]	6,678	127,683
Boston Properties Inc.	6,505	691,481
Brandywine Realty Trust[a]	6,172	71,595
BRE Properties Inc. Class A	3,333	161,150
Camden Property Trust	3,630	238,237
Campus Crest Communities Inc.	1,709	18,953
CapLease Inc.[a]	2,799	14,359
CBL & Associates Properties Inc.[a]	6,894	154,219
Cedar Realty Trust Inc.	3,096	16,378
Chesapeake Lodging Trust	1,716	32,347
Colonial Properties Trust[a]	3,762	81,372
CommonWealth REIT	3,661	50,192
Corporate Office Properties Trust	3,505	87,450
Cousins Properties Inc.[a]	4,500	37,845
CubeSmart	5,286	69,352
DCT Industrial Trust Inc.[a]	11,566	74,601
DDR Corp.	13,221	203,075
DiamondRock Hospitality Co.	8,463	71,766
Digital Realty Trust Inc.	5,276	324,105
Douglas Emmett Inc.[a]	4,537	106,393
Duke Realty Corp.	11,718	169,677
DuPont Fabros Technology Inc.[a]	2,748	58,972
EastGroup Properties Inc.[a]	1,262	65,700
Education Realty Trust Inc.	4,921	51,818
Entertainment Properties Trust[a]	2,011	89,389
Equity Lifestyle Properties, Inc.	1,798	121,059
Equity One Inc.	2,561	53,525
Equity Residential	13,047	749,028
Essex Property Trust Inc.[a]	1,578	236,700
Extra Space Storage Inc.	4,527	156,136
Federal Realty Investment Trust	2,763	297,934
FelCor Lodging Trust Inc.[b]	5,329	23,448
First Industrial Realty Trust Inc.[b]	4,278	57,111
First Potomac Realty Trust[a]	2,208	26,297
Forest City Enterprises Inc. Class Ab	6,498	104,293
Franklin Street Properties Corp.[a]	3,613	41,224
General Growth Properties Inc.	20,341	399,904

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

October 31, 2012

Security	Shares	Value

Getty Realty Corp.	1,107	$20,269
Glimcher Realty Trust[a]	6,030	64,340
Government Properties Income Trust[a]	1,778	39,454
HCP Inc.	18,647	826,062
Health Care REIT Inc.	11,240	667,993
Healthcare Realty Trust Inc.	3,726	87,524
Hersha Hospitality Trust[a]	8,673	39,636
Highwoods Properties Inc.[a]	3,283	105,877
Home Properties Inc.	2,169	131,853
Hospitality Properties Trust	5,355	123,808
Host Hotels & Resorts Inc.	31,184	450,921
Hudson Pacific Properties Inc.	1,512	28,683
Inland Real Estate Corp.	3,848	31,438
Investors Real Estate Trust[a]	3,885	32,712
Kilroy Realty Corp.	3,217	142,867
Kimco Realty Corp.	17,633	344,196
Kite Realty Group Trust	3,303	18,067
LaSalle Hotel Properties	3,699	88,554
Lexington Realty Trust[a]	6,787	64,409
Liberty Property Trust	5,094	178,901
LTC Properties Inc.	1,323	43,672
Macerich Co. (The)	5,728	326,496
Mack-Cali Realty Corp.	3,798	98,710
Medical Properties Trust Inc.	5,833	66,963
Mid-America Apartment Communities Inc.	1,775	114,860
National Health Investors Inc.[a]	1,210	64,626
National Retail Properties Inc.[a]	4,698	148,833
Omega Healthcare Investors Inc.[a]	4,727	108,437
Parkway Properties Inc.[a]	1,371	18,879
Pebblebrook Hotel Trust	2,547	54,047
Pennsylvania Real Estate Investment Trust[a]	2,445	40,416
Piedmont Office Realty Trust Inc. Class A	7,326	130,403
Post Properties Inc.	2,357	115,045
Prologis Inc.	19,929	683,365
PS Business Parks Inc.	792	50,791
Public Storage	5,539	767,872
Ramco-Gershenson Properties Trust	2,011	26,063
Realty Income Corp.[a]	5,786	227,216
Regency Centers Corp.	3,906	187,566
Retail Opportunity Investments Corp.	2,200	27,852
RLJ Lodging Trust	4,590	81,794

Security	Shares	Value

Rouse Properties Inc.[a]	1,075	$16,189
Sabra Healthcare REIT Inc.	1,614	35,863
Saul Centers Inc.[a]	648	28,039
Senior Housing Properties Trust	7,671	168,609
Simon Property Group Inc.	13,332	2,029,264
SL Green Realty Corp.	3,892	293,068
Sovran Self Storage Inc.	1,279	73,926
STAG Industrial Inc.	1,476	25,564
Strategic Hotels & Resorts Inc.[b]	8,808	48,356
Sun Communities Inc.[a]	1,153	48,403
Sunstone Hotel Investors Inc.[b]	5,916	58,450
Tanger Factory Outlet Centers Inc.	4,072	128,146
Taubman Centers Inc.	2,610	205,015
UDR Inc.	10,872	263,863
Universal Health Realty Income Trust[a]	554	27,390
Urstadt Biddle Properties Inc. Class Aa	1,016	19,243
Ventas Inc.	12,774	808,211
Vornado Realty Trust	8,000	641,680
Washington Real Estate Investment Trust	2,848	73,222
Weingarten Realty Investors[a]	5,247	141,669
Winthrop Realty Trust	1,069	11,695

		18,745,874

TOTAL COMMON STOCKS
(Cost: $20,558,624)		20,994,202

SHORT-TERM INVESTMENTS — 8.22%

MONEY MARKET FUNDS — 8.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	1,597,989	1,597,989
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	114,080	114,080
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	16,513	16,513

		1,728,582

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,728,582)		1,728,582

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

October 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 108.05%
(Cost: $22,287,206)	$22,722,784
Other Assets, Less Liabilities — (8.05)%	(1,692,675)

NET ASSETS — 100.00%	$21,030,109

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.83%

REITs — DIVERSIFIED — 12.38%
Duke Realty Corp.	30,040	$434,979
First Potomac Realty Trust[a]	6,520	77,653
Gladstone Commercial Corp.[a]	1,400	25,802
Liberty Property Trust[a]	12,283	431,379
Mission West Properties Inc.	2,874	23,797
PS Business Parks Inc.	2,314	148,397
STAG Industrial Inc.	4,387	75,983

		1,217,990
REITs — HEALTH CARE — 0.55%
Healthcare Trust of America Inc., Class Aa	5,447	54,470

		54,470
REITs — OFFICE PROPERTY — 62.08%
Alexandria Real Estate Equities Inc.	6,181	435,328
BioMed Realty Trust Inc.	19,671	376,110
Boston Properties Inc.	16,911	1,797,639
Brandywine Realty Trust[a]	18,259	211,804
CommonWealth REIT	10,696	146,642
Corporate Office Properties Trust	10,326	257,634
Douglas Emmett Inc.	13,390	313,996
Franklin Street Properties Corp.[a]	10,612	121,083
Government Properties Income Trust[a]	5,238	116,231
Highwoods Properties Inc.[a]	9,592	309,342
Hudson Pacific Properties Inc.	4,532	85,972
Kilroy Realty Corp.	9,454	419,852
Mack-Cali Realty Corp.[a]	11,229	291,842
MPG Office Trust Inc.[a,b]	7,416	24,028
Parkway Properties Inc.[a]	3,972	54,694
Piedmont Office Realty Trust Inc. Class A	21,599	384,462
SL Green Realty Corp.	10,120	762,036

		6,108,695
REITs — WAREHOUSE/INDUSTRIAL — 24.82%
DCT Industrial Trust Inc.[a]	34,109	220,003
EastGroup Properties Inc.	3,734	194,392
First Industrial Realty Trust Inc.[b]	12,572	167,836
Monmouth Real Estate Investment Corp. Class Aa	5,179	57,487
Prologis Inc.	51,812	1,776,633

Security	Shares	Value

Terreno Realty Corp.	1,702	$25,973

		2,442,324

TOTAL COMMON STOCKS
(Cost: $8,457,225)		9,823,479

SHORT-TERM INVESTMENTS — 11.25%

MONEY MARKET FUNDS — 11.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	1,020,239	1,020,239
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	72,835	72,835
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	13,838	13,838

		1,106,912

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,106,912)		1,106,912

TOTAL INVESTMENTS IN SECURITIES — 111.08%
(Cost: $9,564,137)		10,930,391
Other Assets, Less Liabilities — (11.08)%		(1,090,299)

NET ASSETS — 100.00%		$9,840,092

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.99%

REITs — MORTGAGE — 99.99%
AG Mortgage Investment Trust Inc.	379,666	$9,093,001
American Capital Agency Corp.	4,604,527	152,041,482
American Capital Mortgage Investment Corp.	606,303	15,115,134
Annaly Capital Management Inc.[a]	12,245,620	197,644,307
Anworth Mortgage Asset Corp.[a]	2,327,239	14,289,247
Apollo Commercial Real Estate Finance Inc.[a]	460,981	7,795,189
Apollo Residential Mortgage Inc.	404,337	8,964,151
Arbor Realty Trust Inc.[a]	391,865	2,155,257
Ares Commercial Real Estate Corp.	154,403	2,606,323
ARMOUR Residential REIT Inc.	4,973,807	35,811,410
Capstead Mortgage Corp.[a]	1,649,540	20,322,333
Chimera Investment Corp.	15,649,193	41,783,345
Colony Financial Inc.	654,935	13,105,249
CreXus Investment Corp.[a]	1,281,089	14,412,251
CYS Investments Inc.[a]	2,785,615	37,382,953
Dynex Capital Inc.[a]	908,638	9,013,689
Hatteras Financial Corp.	1,447,323	39,468,498
Invesco Mortgage Capital Inc.	1,929,323	41,345,392
iStar Financial Inc.[a,b]	1,410,466	12,313,368
MFA Financial Inc.	5,116,078	41,798,357
Newcastle Investment Corp.[a]	2,883,997	24,946,574
NorthStar Realty Finance Corp.[a]	2,229,738	14,649,379
PennyMac Mortgage Investment Trust[c]	984,899	25,055,831
RAIT Financial Trust[a]	833,908	4,653,207
Redwood Trust Inc.[a]	1,313,324	20,474,721
Resource Capital Corp.[a]	1,637,872	9,597,930
Starwood Property Trust Inc.	2,032,245	46,579,055
Two Harbors Investment Corp.	3,765,521	44,922,666
Western Asset Mortgage Capital Corp.	373,591	8,013,527

		915,353,826

TOTAL COMMON STOCKS (Cost: $883,917,369)		915,353,826

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.59%

MONEY MARKET FUNDS — 6.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	55,887,957	$55,887,957
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	3,989,842	3,989,842
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	471,270	471,270

		60,349,069

TOTAL SHORT-TERM INVESTMENTS (Cost: $60,349,069)		60,349,069

TOTAL INVESTMENTS IN SECURITIES — 106.58% (Cost: $944,266,438)		975,702,895
Other Assets, Less Liabilities — (6.58)%		(60,232,259)

NET ASSETS — 100.00%		$915,470,636

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.89%

REITs — APARTMENTS — 14.85%
American Campus Communities Inc.[a]	13,713	$621,336
Apartment Investment and Management Co. Class A	21,704	579,280
AvalonBay Communities Inc.	14,426	1,955,589
BRE Properties Inc. Class Aa	11,410	551,674
Camden Property Trust	12,453	817,290
Equity Residential	44,744	2,568,753
Essex Property Trust Inc.[a]	5,426	813,900
Home Properties Inc.	7,443	452,460
Mid-America Apartment Communities Inc.[a]	6,134	396,931
UDR Inc.	37,271	904,567

		9,661,780
REITs — DIVERSIFIED — 20.16%
American Tower Corp.	59,021	4,443,691
Digital Realty Trust Inc.	18,134	1,113,972
Duke Realty Corp.[a]	40,205	582,168
Liberty Property Trust[a]	17,489	614,214
Plum Creek Timber Co. Inc.	24,247	1,064,443
Rayonier Inc.	18,241	893,992
Vornado Realty Trust	27,424	2,199,679
Weyerhaeuser Co.	79,773	2,208,914

		13,121,073
REITs — HEALTH CARE — 13.02%
HCP Inc.	63,925	2,831,877
Health Care REIT Inc.	38,555	2,291,324
Senior Housing Properties Trust	26,314	578,382
Ventas Inc.	43,771	2,769,391

		8,470,974
REITs — HOTELS — 3.03%
Hospitality Properties Trust[a]	18,407	425,570
Host Hotels & Resorts Inc.	107,063	1,548,131

		1,973,701
REITs — MORTGAGE — 7.45%
American Capital Agency Corp.	50,855	1,679,232
Annaly Capital Management Inc.[a]	144,240	2,328,034
Chimera Investment Corp.[a]	153,251	409,180
MFA Financial Inc.	53,115	433,949

		4,850,395

Security	Shares	Value

REITs — OFFICE PROPERTY — 9.17%
Alexandria Real Estate Equities Inc.[a]	9,356	$658,943
BioMed Realty Trust Inc.[a]	22,945	438,708
Boston Properties Inc.	22,299	2,370,384
Douglas Emmett Inc.[a]	15,626	366,430
Highwoods Properties Inc.[a]	10,472	337,722
Mack-Cali Realty Corp.	13,081	339,975
Piedmont Office Realty Trust Inc. Class A	25,195	448,471
SL Green Realty Corp.	13,334	1,004,050

		5,964,683
REITs — OUTLET CENTERS — 1.98%
National Retail Properties Inc.[a]	16,100	510,048
Realty Income Corp.[a]	19,845	779,313

		1,289,361
REITs — REGIONAL MALLS — 16.40%
CBL & Associates Properties Inc.[a]	23,595	527,820
General Growth Properties Inc.	69,855	1,373,349
Macerich Co. (The)	19,646	1,119,822
Simon Property Group Inc.	45,684	6,953,562
Taubman Centers Inc.	8,871	696,817

		10,671,370
REITs — SHOPPING CENTERS — 6.18%
DDR Corp.[a]	45,321	696,131
Federal Realty Investment Trust	9,458	1,019,856
Kimco Realty Corp.[a]	60,433	1,179,652
Regency Centers Corp.	13,399	643,420
Weingarten Realty Investors[a]	17,982	485,514

		4,024,573
REITs — STORAGE — 4.05%
Public Storage	18,996	2,633,416

		2,633,416
REITs — WAREHOUSE/INDUSTRIAL — 3.60%
Prologis Inc.	68,318	2,342,624

		2,342,624

TOTAL COMMON STOCKS (Cost: $59,138,934)		65,003,950

SHORT-TERM INVESTMENTS — 9.89%

MONEY MARKET FUNDS — 9.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,c,d]	5,943,040	5,943,040

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

October 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[b,c,d]	424,274	$424,274
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	69,517	69,517

		6,436,831

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,436,831)		6,436,831

TOTAL INVESTMENTS IN SECURITIES — 109.78% (Cost: $65,575,765)		71,440,781
Other Assets, Less Liabilities — (9.78)%		(6,364,422)

NET ASSETS — 100.00%		$65,076,359

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.75%

REITs — APARTMENTS — 46.93%
American Campus Communities Inc.	167,492	$7,589,062
Apartment Investment and Management Co. Class A	265,021	7,073,410
Associated Estates Realty Corp.[a]	90,286	1,353,387
AvalonBay Communities Inc.	118,596	16,076,874
BRE Properties Inc. Class Aa	139,660	6,752,561
Camden Property Trust	152,203	9,989,083
Campus Crest Communities Inc.	70,043	776,777
Colonial Properties Trust[a]	158,791	3,434,649
Education Realty Trust Inc.[a]	205,894	2,168,064
Equity Residential	367,899	21,121,082
Essex Property Trust Inc.[a]	66,307	9,946,050
Home Properties Inc.[a]	90,857	5,523,197
Mid-America Apartment Communities Inc.[a]	74,843	4,843,091
Post Properties Inc.	98,684	4,816,766
UDR Inc.[a]	417,563	10,134,254

		111,598,307
REITs — DIVERSIFIED — 0.13%
UMH Properties Inc.	29,845	313,671

		313,671
REITs — HEALTH CARE — 35.32%
HCP Inc.	525,644	23,286,029
Health Care REIT Inc.	213,134	12,666,553
Healthcare Realty Trust Inc.	156,605	3,678,651
LTC Properties Inc.	55,285	1,824,958
Medical Properties Trust Inc.[a]	244,668	2,808,789
National Health Investors Inc.[a]	50,548	2,699,769
Omega Healthcare Investors Inc.[a]	197,884	4,539,459
Sabra Healthcare REIT Inc.	67,135	1,491,740
Senior Housing Properties Trust	321,343	7,063,119
Universal Health Realty Income Trust[a]	23,042	1,139,196
Ventas Inc.	360,078	22,782,135

		83,980,398
REITs — MANUFACTURED HOMES — 2.98%
Equity Lifestyle Properties, Inc.	75,220	5,064,563
Sun Communities Inc.[a]	48,189	2,022,974

		7,087,537

Security	Shares	Value

REITs — STORAGE — 14.39%
CubeSmart[a]	223,170	$2,927,990
Extra Space Storage Inc.	189,647	6,540,925
Public Storage	156,193	21,653,036
Sovran Self Storage Inc.	53,620	3,099,236

		34,221,187

TOTAL COMMON STOCKS
(Cost: $223,186,273)		237,201,100

SHORT-TERM INVESTMENTS — 14.47%

MONEY MARKET FUNDS — 14.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,c,d]	31,726,525	31,726,525
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[b,c,d]	2,264,957	2,264,957
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	414,197	414,197

		34,405,679

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,405,679)		34,405,679

TOTAL INVESTMENTS IN SECURITIES — 114.22%
(Cost: $257,591,952)		271,606,779
Other Assets, Less Liabilities — (14.22)%		(33,803,043)

NET ASSETS — 100.00%		$237,803,736

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.85%

REITs — DIVERSIFIED — 1.34%
Retail Properties of America Inc. Class A	28,696	$351,239

		351,239
REITs — OUTLET CENTERS — 11.89%
Agree Realty Corp.[a]	4,116	103,888
American Realty Capital Trust Inc.	52,121	587,404
Getty Realty Corp.	8,686	159,041
National Retail Properties Inc.[a]	35,196	1,115,009
Realty Income Corp.[a]	29,109	1,143,110

		3,108,452
REITs — REGIONAL MALLS — 51.84%
CBL & Associates Properties Inc.[a]	51,580	1,153,845
General Growth Properties Inc.	110,463	2,171,702
Glimcher Realty Trust[a]	45,937	490,148
Macerich Co. (The)	31,036	1,769,052
Pennsylvania Real Estate Investment Trust[a]	18,424	304,549
Rouse Properties Inc.[a]	8,606	129,606
Simon Property Group Inc.	37,531	5,712,593
Tanger Factory Outlet Centers Inc.	30,789	968,930
Taubman Centers Inc.	10,891	855,488

		13,555,913
REITs — SHOPPING CENTERS — 34.78%
Acadia Realty Trust	15,311	393,187
Alexander’s Inc.	680	301,893
Cedar Realty Trust Inc.[a]	25,210	133,361
DDR Corp.	77,442	1,189,509
Equity One Inc.	19,589	409,410
Excel Trust Inc.	11,810	145,263
Federal Realty Investment Trust	11,319	1,220,528
Inland Real Estate Corp.[a]	30,470	248,940
Kimco Realty Corp.[a]	95,613	1,866,366
Kite Realty Group Trust	26,503	144,971
Ramco-Gershenson Properties Trust	16,246	210,548
Regency Centers Corp.[a]	24,453	1,174,233
Retail Opportunity Investments Corp.	17,759	224,829
Saul Centers Inc.[a]	5,042	218,167
Urstadt Biddle Properties Inc. Class A	7,636	144,626

Security	Shares	Value

Weingarten Realty Investors[a]	39,579	$1,068,633

		9,094,464

TOTAL COMMON STOCKS
(Cost: $24,886,025)		26,110,068

SHORT-TERM INVESTMENTS — 17.81%

MONEY MARKET FUNDS — 17.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,c,d]	4,325,785	4,325,785
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[b,c,d]	308,818	308,818
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	21,943	21,943

		4,656,546

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,656,546)		4,656,546

TOTAL INVESTMENTS IN SECURITIES — 117.66%
(Cost: $29,542,571)		30,766,614
Other Assets, Less Liabilities — (17.66)%		(4,617,021)

NET ASSETS — 100.00%		$26,149,593

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2012

	iShares FTSE EPRA/NAREIT Developed Asia Index Fund	iShares FTSE EPRA/NAREIT Developed Europe Index Fund	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$27,152,367	$14,291,664	$1,169,899,864
Affiliated (Note 2)	500,844	37,442	20,642,727

Total cost of investments	$27,653,211	$14,329,106	$1,190,542,591

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$28,816,080	$13,326,690	$1,347,374,236
Affiliated (Note 2)	500,844	37,442	20,642,727

Total fair value of investments	29,316,924	13,364,132	1,368,016,963
Foreign currencies, at value[b]	28,118	18,172	1,856,562
Receivables:
Dividends and interest	77,619	21,629	3,195,089

Total Assets	29,422,661	13,403,933	1,373,068,614

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	491,206	34,768	20,155,864
Investment advisory fees (Note 2)	11,691	5,351	541,939

Total Liabilities	502,897	40,119	20,697,803

NET ASSETS	$28,919,764	$13,363,814	$1,352,370,811

Net assets consist of:
Paid-in capital	$32,938,805	$16,289,359	$1,244,792,580
Distributions in excess of net investment income	(507,334)	(14,109)	(21,905,383)
Accumulated net realized loss	(5,174,400)	(1,946,614)	(47,949,713)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,662,693	(964,822)	177,433,327

NET ASSETS	$28,919,764	$13,363,814	$1,352,370,811

Shares outstanding[c]	900,000	450,000	42,500,000

Net asset value per share	$32.13	$29.70	$31.82

[a]	Securities on loan with values of $460,560, $32,939 and $18,864,726, respectively. See Note 5.
[b]	Cost of foreign currencies: $28,110, $18,125 and $1,868,872, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2012

	iShares FTSE EPRA/NAREIT North America Index Fund	iShares FTSE NAREIT Industrial/ Office Capped Index Fund	iShares FTSE NAREIT Mortgage Plus Capped Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$20,558,624	$8,457,225	$863,863,575
Affiliated (Note 2)	1,728,582	1,106,912	80,402,863

Total cost of investments	$22,287,206	$9,564,137	$944,266,438

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$20,994,202	$9,823,479	$890,297,995
Affiliated (Note 2)	1,728,582	1,106,912	85,404,900

Total fair value of investments	22,722,784	10,930,391	975,702,895
Foreign currencies, at value[b]	6,866	—	—
Receivables:
Dividends and interest	21,169	6,868	18,131

Total Assets	22,750,819	10,937,259	975,721,026

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	1,712,069	1,093,074	59,877,799
Investment advisory fees (Note 2)	8,641	4,093	372,591

Total Liabilities	1,720,710	1,097,167	60,250,390

NET ASSETS	$21,030,109	$9,840,092	$915,470,636

Net assets consist of:
Paid-in capital	$20,263,853	$10,113,889	$927,205,112
Distributions in excess of net investment income	(127,986)	(60,869)	(523,056)
Undistributed net realized gain (accumulated net realized loss)	458,739	(1,579,182)	(42,647,877)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	435,503	1,366,254	31,436,457

NET ASSETS	$21,030,109	$9,840,092	$915,470,636

Shares outstanding[c]	450,000	350,000	62,000,000

Net asset value per share	$46.73	$28.11	$14.77

[a]	Securities on loan with values of $1,670,801, $1,057,491 and $57,705,542, respectively. See Note 5.
[b]	Cost of foreign currencies: $6,946, $ — and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2012

	iShares FTSE NAREIT Real Estate 50 Index Fund	iShares FTSE NAREIT Residential Plus Capped Index Fund	iShares FTSE NAREIT Retail Capped Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$59,138,934	$223,186,273	$24,886,025
Affiliated (Note 2)	6,436,831	34,405,679	4,656,546

Total cost of investments	$65,575,765	$257,591,952	$29,542,571

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$65,003,950	$237,201,100	$26,110,068
Affiliated (Note 2)	6,436,831	34,405,679	4,656,546

Total fair value of investments	71,440,781	271,606,779	30,766,614
Receivables:
Dividends and interest	29,469	282,448	26,713

Total Assets	71,470,250	271,889,227	30,793,327

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	6,367,314	33,991,482	4,634,603
Investment advisory fees (Note 2)	26,577	94,009	9,131

Total Liabilities	6,393,891	34,085,491	4,643,734

NET ASSETS	$65,076,359	$237,803,736	$26,149,593

Net assets consist of:
Paid-in capital	$62,776,340	$228,970,110	$25,365,808
Distributions in excess of net investment income	(257,844)	(841,636)	(37,686)
Accumulated net realized loss	(3,307,153)	(4,339,565)	(402,572)
Net unrealized appreciation	5,865,016	14,014,827	1,224,043

NET ASSETS	$65,076,359	$237,803,736	$26,149,593

Shares outstanding[b]	1,650,000	5,000,000	750,000

Net asset value per share	$39.44	$47.56	$34.87

[a]	Securities on loan with values of $6,077,564, $33,137,286 and $4,470,210, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2012

	iShares FTSE EPRA/NAREIT Developed Asia Index Fund	iShares FTSE EPRA/NAREIT Developed Europe Index Fund	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$397,581	$271,497	$16,276,020
Interest — affiliated (Note 2)	7	3	260
Securities lending income — affiliated (Note 2)	1,859	144	119,205

	399,447	271,644	16,395,485
Less: Other foreign taxes (Note 1)	—	—	(225,144)

Total investment income	399,447	271,644	16,170,341

EXPENSES
Investment advisory fees (Note 2)	59,086	30,943	2,326,496

Total expenses	59,086	30,943	2,326,496

Net investment income	340,361	240,701	13,843,845

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(404,894)	(260,444)	(10,990,883)
In-kind redemptions — unaffiliated	76,314	170,391	6,760,621
Foreign currency transactions	1,367	(5,696)	(31,372)

Net realized loss	(327,213)	(95,749)	(4,261,634)

Net change in unrealized appreciation/depreciation on:
Investments	2,763,683	1,354,745	137,586,689
Translation of assets and liabilities in foreign currencies	(3,100)	(1,057)	(74,556)

Net change in unrealized appreciation/depreciation	2,760,583	1,353,688	137,512,133

Net realized and unrealized gain	2,433,370	1,257,939	133,250,499

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,773,731	$1,498,640	$147,094,344

[a]	Net of foreign withholding tax of $16,958, $36,188 and $1,346,877, respectively.

See notes to financial statements.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2012

	iShares FTSE EPRA/NAREIT North America Index Fund	iShares FTSE NAREIT Industrial/ Office Capped Index Fund	iShares FTSE NAREIT Mortgage Plus Capped Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$321,111	$106,121	$37,107,148
Dividends — affiliated (Note 2)	—	—	465,471
Interest — affiliated (Note 2)	12	4	507
Securities lending income — affiliated (Note 2)	2,131	1,355	96,156

	323,254	107,480	37,669,282
Less: Other foreign taxes (Note 1)	(6,044)	—	—

Total investment income	317,210	107,480	37,669,282

EXPENSES
Investment advisory fees (Note 2)	57,521	23,985	1,493,312

Total expenses	57,521	23,985	1,493,312

Net investment income	259,689	83,495	36,175,970

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(61,998)	(11,047)	(4,036,347)
Investments — affiliated (Note 2)	—	—	(13,472)
In-kind redemptions — unaffiliated	1,695,849	—	5,009,734
In-kind redemptions — affiliated (Note 2)	—	—	349,568
Foreign currency transactions	455	—	—

Net realized gain (loss)	1,634,306	(11,047)	1,309,483

Net change in unrealized appreciation/depreciation on:
Investments	(1,947,825)	(204,851)	18,694,401
Translation of assets and liabilities in foreign currencies	(57)	—	—

Net change in unrealized appreciation/depreciation	(1,947,882)	(204,851)	18,694,401

Net realized and unrealized gain (loss)	(313,576)	(215,898)	20,003,884

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(53,887)	$(132,403)	$56,179,854

[a]	Net of foreign withholding tax of $8,808, $ — and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2012

	iShares FTSE NAREIT Real Estate 50 Index Fund	iShares FTSE NAREIT Residential Plus Capped Index Fund	iShares FTSE NAREIT Retail Capped Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated	$953,540	$2,893,943	$259,813
Interest — affiliated (Note 2)	31	103	13
Securities lending income — affiliated (Note 2)	5,925	23,910	2,607

Total investment income	959,496	2,917,956	262,433

EXPENSES
Investment advisory fees (Note 2)	150,897	515,774	46,591

Total expenses	150,897	515,774	46,591

Net investment income	808,599	2,402,182	215,842

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(80,721)	(424,392)	(60,426)
In-kind redemptions — unaffiliated	1,566,766	675,248	976,268

Net realized gain	1,486,045	250,856	915,842

Net change in unrealized appreciation/depreciation	(815,347)	(28,067)	(273,022)

Net realized and unrealized gain	670,698	222,789	642,820

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,479,297	$2,624,971	$858,662

See notes to financial statements.

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE EPRA/NAREIT Developed Asia Index Fund		iShares FTSE EPRA/NAREIT Developed Europe Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$340,361	$802,675	$240,701	$699,087
Net realized loss	(327,213)	(28,028)	(95,749)	(632,981)
Net change in unrealized appreciation/depreciation	2,760,583	(2,252,700)	1,353,688	(5,075,989)

Net increase (decrease) in net assets resulting from operations	2,773,731	(1,478,053)	1,498,640	(5,009,883)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(449,876)	(1,025,810)	(486,310)	(781,086)

Total distributions to shareholders	(449,876)	(1,025,810)	(486,310)	(781,086)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,885,999	5,847,305	1,271,547	5,102,013
Cost of shares redeemed	(5,349,244)	(5,462,668)	(1,375,490)	(7,897,714)

Net increase (decrease) in net assets from capital share transactions	536,755	384,637	(103,943)	(2,795,701)

INCREASE (DECREASE) IN NET ASSETS	2,860,610	(2,119,226)	908,387	(8,586,670)

NET ASSETS
Beginning of period	26,059,154	28,178,380	12,455,427	21,042,097

End of period	$28,919,764	$26,059,154	$13,363,814	$12,455,427

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(507,334)	$(397,819)	$(14,109)	$231,500

SHARES ISSUED AND REDEEMED
Shares sold	200,000	200,000	50,000	150,000
Shares redeemed	(200,000)	(200,000)	(50,000)	(300,000)

Net decrease in shares outstanding	—	—	—	(150,000)

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund		iShares FTSE EPRA/NAREIT North America Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,843,845	$14,402,874	$259,689	$350,698
Net realized gain (loss)	(4,261,634)	(541,710)	1,634,306	1,417,213
Net change in unrealized appreciation/depreciation	137,512,133	(40,601,796)	(1,947,882)	(28,189)

Net increase (decrease) in net assets resulting from operations	147,094,344	(26,740,632)	(53,887)	1,739,722

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(19,926,120)	(14,672,973)	(336,943)	(450,995)

Total distributions to shareholders	(19,926,120)	(14,672,973)	(336,943)	(450,995)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	793,915,434	79,327,623	4,744,334	15,879,032
Cost of shares redeemed	(15,567,041)	(8,173,183)	(9,447,073)	(4,563,371)

Net increase (decrease) in net assets from capital share transactions	778,348,393	71,154,440	(4,702,739)	11,315,661

INCREASE (DECREASE) IN NET ASSETS	905,516,617	29,740,835	(5,093,569)	12,604,388

NET ASSETS
Beginning of period	446,854,194	417,113,359	26,123,678	13,519,290

End of period	$1,352,370,811	$446,854,194	$21,030,109	$26,123,678

Distributions in excess of net investment income included in net assets at end of period	$(21,905,383)	$(15,823,108)	$(127,986)	$(50,732)

SHARES ISSUED AND REDEEMED
Shares sold	27,700,000	2,800,000	100,000	350,000
Shares redeemed	(500,000)	(300,000)	(200,000)	(100,000)

Net increase (decrease) in shares outstanding	27,200,000	2,500,000	(100,000)	250,000

See notes to financial statements.

44	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Industrial/ Office Capped Index Fund		iShares FTSE NAREIT Mortgage Plus Capped Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$83,495	$208,480	$36,175,970	$25,982,799
Net realized gain (loss)	(11,047)	601,234	1,309,483	(15,136,699)
Net change in unrealized appreciation/depreciation	(204,851)	(1,380,035)	18,694,401	1,875,180

Net increase (decrease) in net assets resulting from operations	(132,403)	(570,321)	56,179,854	12,721,280

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(144,364)	(358,935)	(36,699,026)	(27,555,448)
Return of capital	—	—	—	(222,591)

Total distributions to shareholders	(144,364)	(358,935)	(36,699,026)	(27,778,039)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	601,074,038	228,068,449
Cost of shares redeemed	—	(3,944,727)	(42,436,059)	(34,985,980)

Net increase (decrease) in net assets from capital share transactions	—	(3,944,727)	558,637,979	193,082,469

INCREASE (DECREASE) IN NET ASSETS	(276,767)	(4,873,983)	578,118,807	178,025,710

NET ASSETS
Beginning of period	10,116,859	14,990,842	337,351,829	159,326,119

End of period	$9,840,092	$10,116,859	$915,470,636	$337,351,829

Distributions in excess of net investment income included in net assets at end of period	$(60,869)	$—	$(523,056)	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	—	40,850,000	16,450,000
Shares redeemed	—	(150,000)	(2,950,000)	(2,700,000)

Net increase (decrease) in shares outstanding	—	(150,000)	37,900,000	13,750,000

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Real Estate 50 Index Fund		iShares FTSE NAREIT Residential Plus Capped Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$808,599	$1,497,290	$2,402,182	$3,671,126
Net realized gain	1,486,045	2,729,775	250,856	19,951,247
Net change in unrealized appreciation/depreciation	(815,347)	(1,156,546)	(28,067)	(10,089,458)

Net increase in net assets resulting from operations	1,479,297	3,070,519	2,624,971	13,532,915

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,066,443)	(1,959,486)	(3,243,818)	(4,914,931)

Total distributions to shareholders	(1,066,443)	(1,959,486)	(3,243,818)	(4,914,931)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,213,134	19,997,058	67,365,301	164,726,307
Cost of shares redeemed	(9,585,602)	(24,546,154)	(4,748,971)	(101,313,732)

Net increase (decrease) in net assets from capital share transactions	11,627,532	(4,549,096)	62,616,330	63,412,575

INCREASE (DECREASE) IN NET ASSETS	12,040,386	(3,438,063)	61,997,483	72,030,559

NET ASSETS
Beginning of period	53,035,973	56,474,036	175,806,253	103,775,694

End of period	$65,076,359	$53,035,973	$237,803,736	$175,806,253

Distributions in excess of net investment income included in net assets at end of period	$(257,844)	$—	$(841,636)	$—

SHARES ISSUED AND REDEEMED
Shares sold	550,000	550,000	1,400,000	3,750,000
Shares redeemed	(250,000)	(700,000)	(100,000)	(2,400,000)

Net increase (decrease) in shares outstanding	300,000	(150,000)	1,300,000	1,350,000

See notes to financial statements.

46	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares FTSE NAREIT Retail Capped Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$215,842	$250,834
Net realized gain	915,842	1,122,817
Net change in unrealized appreciation/depreciation	(273,022)	20,179

Net increase in net assets resulting from operations	858,662	1,393,830

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(253,528)	(309,311)

Total distributions to shareholders	(253,528)	(309,311)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,862,024	7,508,585
Cost of shares redeemed	(5,113,312)	(7,438,531)

Net increase in net assets from capital share transactions	13,748,712	70,054

INCREASE IN NET ASSETS	14,353,846	1,154,573

NET ASSETS
Beginning of period	11,795,747	10,641,174

End of period	$26,149,593	$11,795,747

Distributions in excess of net investment income included in net assets at end of period	$(37,686)	$—

SHARES ISSUED AND REDEEMED
Shares sold	550,000	250,000
Shares redeemed	(150,000)	(250,000)

Net increase in shares outstanding	400,000	—

See notes to financial statements.

FINANCIAL STATEMENTS	47

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT Developed Asia Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from Nov. 12, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$28.95	$31.31	$29.22	$20.62	$43.10	$48.06

Income from investment operations:
Net investment income[b]	0.41	0.91	0.78	0.85	0.94	0.52
Net realized and unrealized gain (loss)[c]	3.35	(2.16)	2.93	9.22	(22.28)	(5.08)

Total from investment operations	3.76	(1.25)	3.71	10.07	(21.34)	(4.56)

Less distributions from:
Net investment income	(0.58)	(1.11)	(1.62)	(1.47)	(1.00)	(0.40)
Return of capital	—	—	—	—	(0.14)	—

Total distributions	(0.58)	(1.11)	(1.62)	(1.47)	(1.14)	(0.40)

Net asset value, end of period	$32.13	$28.95	$31.31	$29.22	$20.62	$43.10

Total return	13.20%[d]	(3.79)%	13.20%	49.34%	(50.04)%	(9.49)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$28,920	$26,059	$28,178	$23,375	$10,312	$8,619
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.76%	3.30%	2.61%	3.03%	3.81%	2.71%
Portfolio turnover rate[f]	6%	11%	8%	15%	8%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT Developed Europe Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from Nov. 12, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$27.68	$35.07	$27.33	$21.04	$49.50	$50.03

Income from investment operations:
Net investment income[b]	0.52	1.25	1.83	0.75	1.48	0.70
Net realized and unrealized gain (loss)[c]	2.48	(7.37)	7.78	6.38	(27.96)	(1.06)

Total from investment operations	3.00	(6.12)	9.61	7.13	(26.48)	(0.36)

Less distributions from:
Net investment income	(0.98)	(1.27)	(1.87)	(0.84)	(1.98)	(0.17)

Total distributions	(0.98)	(1.27)	(1.87)	(0.84)	(1.98)	(0.17)

Net asset value, end of period	$29.70	$27.68	$35.07	$27.33	$21.04	$49.50

Total return	11.35%[d]	(17.66)%	37.23%	34.17%	(54.43)%	(0.71)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,364	$12,455	$21,042	$8,199	$3,156	$4,950
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.73%	4.28%	6.25%	2.65%	4.99%	3.10%
Portfolio turnover rate[f]	5%	13%	11%	18%	12%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from Nov. 12, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$29.21	$32.59	$28.80	$20.94	$44.91	$48.67

Income from investment operations:
Net investment income[b]	0.43	1.09	1.08	0.88	1.04	0.64
Net realized and unrealized gain (loss)[c]	2.78	(3.36)	4.64	9.02	(23.80)	(4.00)

Total from investment operations	3.21	(2.27)	5.72	9.90	(22.76)	(3.36)

Less distributions from:
Net investment income	(0.60)	(1.11)	(1.93)	(2.04)	(1.21)	(0.40)

Total distributions	(0.60)	(1.11)	(1.93)	(2.04)	(1.21)	(0.40)

Net asset value, end of period	$31.82	$29.21	$32.59	$28.80	$20.94	$44.91

Total return	11.28%[d]	(6.93)%	20.89%	48.08%	(51.30)%	(6.88)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,352,371	$446,854	$417,113	$325,415	$194,743	$22,457
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.86%	3.83%	3.63%	3.17%	4.43%	3.19%
Portfolio turnover rate[f]	6%	11%	7%	13%	9%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE EPRA/NAREIT North America Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from Nov. 12, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$47.50	$45.06	$37.76	$22.78	$49.05	$49.98

Income from investment operations:
Net investment income[b]	0.52	1.06	0.95	1.04	1.31	0.75
Net realized and unrealized gain (loss)[c]	(0.58)	2.70	7.57	15.06	(25.44)	(0.74)

Total from investment operations	(0.06)	3.76	8.52	16.10	(24.13)	0.01

Less distributions from:
Net investment income	(0.71)	(1.32)	(1.22)	(1.09)	(1.47)	(0.92)
Return of capital	—	—	—	(0.03)	(0.67)	(0.02)

Total distributions	(0.71)	(1.32)	(1.22)	(1.12)	(2.14)	(0.94)

Net asset value, end of period	$46.73	$47.50	$45.06	$37.76	$22.78	$49.05

Total return	(0.13)%[d]	8.82%	23.11%	72.16%	(49.99)%	0.08%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,030	$26,124	$13,519	$7,553	$2,278	$4,905
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.17%	2.47%	2.42%	3.45%	4.00%	3.49%
Portfolio turnover rate[f]	5%	9%	12%	14%	16%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Industrial/Office Capped Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$28.91	$29.98	$26.19	$16.79	$40.55	$49.84

Income from investment operations:
Net investment income[b]	0.24	0.50	0.51	0.74	0.90	0.96
Net realized and unrealized gain (loss)[c]	(0.63)	(0.70)	4.15	9.46	(23.48)	(8.11)

Total from investment operations	(0.39)	(0.20)	4.66	10.20	(22.58)	(7.15)

Less distributions from:
Net investment income	(0.41)	(0.87)	(0.87)	(0.70)	(0.80)	(1.22)
Return of capital	—	—	—	(0.10)	(0.38)	(0.92)

Total distributions	(0.41)	(0.87)	(0.87)	(0.80)	(1.18)	(2.14)

Net asset value, end of period	$28.11	$28.91	$29.98	$26.19	$16.79	$40.55

Total return	(1.34)%[d]	(0.28)%	18.39%	62.09%	(56.46)%	(14.30)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,840	$10,117	$14,991	$10,476	$2,518	$8,110
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.67%	1.89%	1.96%	3.36%	3.29%	2.20%
Portfolio turnover rate[f]	5%	15%	22%	36%	19%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Mortgage Plus Capped Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$14.00	$15.39	$15.34	$12.71	$24.71	$49.89

Income from investment operations:
Net investment income[b]	0.86	1.55	1.45	1.40	1.95	3.63
Net realized and unrealized gain (loss)[c]	0.76	(1.33)	0.07	2.56	(11.46)	(25.31)

Total from investment operations	1.62	0.22	1.52	3.96	(9.51)	(21.68)

Less distributions from:
Net investment income	(0.85)	(1.60)	(1.47)	(1.33)	(2.49)	(3.35)
Return of capital	—	(0.01)	—	—	—	(0.15)

Total distributions	(0.85)	(1.61)	(1.47)	(1.33)	(2.49)	(3.50)

Net asset value, end of period	$14.77	$14.00	$15.39	$15.34	$12.71	$24.71

Total return	11.76%[d]	2.48%	10.56%	32.00%	(40.70)%	(44.66)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$915,471	$337,352	$159,326	$58,294	$30,513	$24,714
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	11.63%	11.44%	9.58%	9.62%	12.70%	11.22%
Portfolio turnover rate[f]	24%	79%	63%	50%	93%	42%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Real Estate 50 Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$39.29	$37.65	$31.62	$20.06	$41.25	$49.56

Income from investment operations:
Net investment income[b]	0.51	1.08	0.96	0.99	1.12	1.23
Net realized and unrealized gain (loss)[c]	0.33	1.99	6.27	11.71	(20.44)	(7.71)

Total from investment operations	0.84	3.07	7.23	12.70	(19.32)	(6.48)

Less distributions from:
Net investment income	(0.69)	(1.43)	(1.20)	(0.97)	(1.25)	(1.26)
Return of capital	—	—	—	(0.17)	(0.62)	(0.57)

Total distributions	(0.69)	(1.43)	(1.20)	(1.14)	(1.87)	(1.83)

Net asset value, end of period	$39.44	$39.29	$37.65	$31.62	$20.06	$41.25

Total return	2.16%[d]	8.66%	23.53%	64.88%	(47.80)%	(13.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$65,076	$53,036	$56,474	$42,686	$14,041	$18,565
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.57%	3.01%	2.90%	3.85%	4.23%	2.91%
Portfolio turnover rate[f]	4%	19%	18%	13%	18%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Residential Plus Capped Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$47.52	$44.16	$35.93	$21.89	$43.20	$49.37

Income from investment operations:
Net investment income[b]	0.54	1.06	1.01	1.03	0.76	0.73
Net realized and unrealized gain (loss)[c]	0.23	3.71	8.44	14.22	(19.92)	(4.59)

Total from investment operations	0.77	4.77	9.45	15.25	(19.16)	(3.86)

Less distributions from:
Net investment income	(0.73)	(1.41)	(1.22)	(0.99)	(0.77)	(1.00)
Net realized gain	—	—	—	—	—	(0.17)
Return of capital	—	—	—	(0.22)	(1.38)	(1.14)

Total distributions	(0.73)	(1.41)	(1.22)	(1.21)	(2.15)	(2.31)

Net asset value, end of period	$47.56	$47.52	$44.16	$35.93	$21.89	$43.20

Total return	1.64%[d]	11.19%	26.89%	71.40%	(45.55)%	(7.70)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$237,804	$175,806	$103,776	$44,913	$14,227	$4,320
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.24%	2.44%	2.60%	3.60%	2.64%	1.55%
Portfolio turnover rate[f]	4%	28%	16%	14%	79%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE NAREIT Retail Capped Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from May 1, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$33.70	$30.40	$25.45	$16.27	$38.90	$49.54

Income from investment operations:
Net investment income[b]	0.39	0.78	0.64	0.70	1.21	1.18
Net realized and unrealized gain (loss)[c]	1.22	3.54	5.24	9.38	(22.36)	(9.10)

Total from investment operations	1.61	4.32	5.88	10.08	(21.15)	(7.92)

Less distributions from:
Net investment income	(0.44)	(1.02)	(0.93)	(0.71)	(1.21)	(2.19)
Return of capital	—	—	—	(0.19)	(0.27)	(0.53)

Total distributions	(0.44)	(1.02)	(0.93)	(0.90)	(1.48)	(2.72)

Net asset value, end of period	$34.87	$33.70	$30.40	$25.45	$16.27	$38.90

Total return	4.81%[d]	14.83%	23.73%	63.76%	(55.01)%	(15.88)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$26,150	$11,796	$10,641	$11,451	$1,627	$5,835
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.22%	2.64%	2.42%	3.37%	4.61%	2.77%
Portfolio turnover rate[f]	6%	24%	28%	39%	22%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	Diversification Classification
FTSE EPRA/NAREIT Developed Asia	Non-diversified
FTSE EPRA/NAREIT Developed Europe	Non-diversified
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	Diversified
FTSE EPRA/NAREIT North America	Diversified

iShares Index Fund	Diversification Classification
FTSE NAREIT Industrial/Office Capped	Non-diversified
FTSE NAREIT Mortgage Plus Capped	Non-diversified
FTSE NAREIT Real Estate 50	Non-diversified
FTSE NAREIT Residential Plus Capped	Non-diversified
FTSE NAREIT Retail Capped	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or

58	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
FTSE EPRA/NAREIT Developed Asia
Assets:
Common Stocks	$28,816,073	$—	$7		$28,816,080
Short-Term Investments	500,844	—	—		500,844

	$29,316,917	$—	$7		$29,316,924

FTSE EPRA/NAREIT Developed Europe
Assets:
Common Stocks	$13,143,341	$—	$—		$13,143,341
Investment Companies	183,349	—	—		183,349
Warrants	—	—	0	[a]	0	[a]
Short-Term Investments	37,442	—	—		37,442

	$13,364,132	$—	$0	[a]	$13,364,132

FTSE EPRA/NAREIT Developed Real Estate ex-U.S.
Assets:
Common Stocks	$1,342,556,330	$—	$86		$1,342,556,416
Investment Companies	4,817,820	—	—		4,817,820
Warrants	—	—	0	[a]	0	[a]
Short-Term Investments	20,642,727	—	—		20,642,727

	$1,368,016,877	$—	$86		$1,368,016,963

FTSE EPRA/NAREIT North America
Assets:
Common Stocks	$20,994,202	$—	$—		$20,994,202
Short-Term Investments	1,728,582	—	—		1,728,582

	$22,722,784	$—	$—		$22,722,784

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
FTSE NAREIT Industrial/Office Capped
Assets:
Common Stocks	$9,823,479	$—	$—	$9,823,479
Short-Term Investments	1,106,912	—	—	1,106,912

	$10,930,391	$—	$—	$10,930,391

FTSE NAREIT Mortgage Plus Capped
Assets:
Common Stocks	$915,353,826	$—	$—	$915,353,826
Short-Term Investments	60,349,069	—	—	60,349,069

	$975,702,895	$—	$—	$975,702,895

FTSE NAREIT Real Estate 50
Assets:
Common Stocks	$65,003,950	$—	$—	$65,003,950
Short-Term Investments	6,436,831	—	—	6,436,831

	$71,440,781	$—	$—	$71,440,781

FTSE NAREIT Residential Plus Capped
Assets:
Common Stocks	$237,201,100	$—	$—	$237,201,100
Short-Term Investments	34,405,679	—	—	34,405,679

	$271,606,779	$—	$—	$271,606,779

FTSE NAREIT Retail Capped
Assets:
Common Stocks	$26,110,068	$—	$—	$26,110,068
Short-Term Investments	4,656,546	—	—	4,656,546

	$30,766,614	$—	$—	$30,766,614

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

60	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of October 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended October 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE EPRA/NAREIT Developed Asia	$1,001
FTSE EPRA/NAREIT Developed Europe	77
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	64,187
FTSE EPRA/NAREIT North America	1,147

iShares Index Fund	Securities Lending Agent Fees
FTSE NAREIT Industrial/Office Capped	$730
FTSE NAREIT Mortgage Plus Capped	51,776
FTSE NAREIT Real Estate 50	3,191
FTSE NAREIT Residential Plus Capped	12,875
FTSE NAREIT Retail Capped	1,404

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

62	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended October 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
FTSE NAREIT Mortgage Plus Capped
PennyMac Mortgage Investment Trust	238,071	964,785	(217,957)	984,899	$25,055,831	$465,471	$336,096

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2012 were as follows:

iShareas Index Fund	Purchases	Sales
FTSE EPRA/NAREIT Developed Asia	$1,434,528	$1,452,651
FTSE EPRA/NAREIT Developed Europe	614,399	736,344
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	58,448,664	54,615,204
FTSE EPRA/NAREIT North America	1,131,490	1,154,438
FTSE NAREIT Industrial/Office Capped	457,654	455,453
FTSE NAREIT Mortgage Plus Capped	152,798,187	146,829,871
FTSE NAREIT Real Estate 50	2,316,682	2,253,536
FTSE NAREIT Residential Plus Capped	9,727,259	9,544,203
FTSE NAREIT Retail Capped	1,563,319	1,233,126

In-kind transactions (see Note 4) for the six months ended October 31, 2012 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE EPRA/NAREIT Developed Asia	$5,750,677	$5,238,643
FTSE EPRA/NAREIT Developed Europe	1,264,633	1,370,843
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	782,690,060	15,402,161
FTSE EPRA/NAREIT North America	4,695,063	9,324,998
FTSE NAREIT Mortgage Plus Capped	595,391,375	41,329,086
FTSE NAREIT Real Estate 50	21,037,961	9,510,445
FTSE NAREIT Residential Plus Capped	67,101,327	4,725,350
FTSE NAREIT Retail Capped	18,546,025	5,104,182

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

64	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Index Fund	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
FTSE EPRA/NAREIT Developed Asia	$957,370	$—	$157,999	$1,651,814	$824,377	$3,591,560
FTSE EPRA/NAREIT Developed Europe	199,402	—	102,293	616,993	495,537	1,414,225
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	5,796,345	—	743,329	9,938,969	6,772,206	23,250,849
FTSE EPRA/NAREIT North America	362,396	—	25,690	385,640	190,195	963,921
FTSE NAREIT Industrial/Office Capped	18,254	5,621	10,926	1,226,322	—	1,261,123
FTSE NAREIT Mortgage Plus Capped	—	60,312	7,063,848	15,084,868	204,938	22,413,966
FTSE NAREIT Real Estate 50	127,361	116,136	159,761	2,846,908	—	3,250,166
FTSE NAREIT Residential Plus Capped	—	—	—	3,142,434	206,372	3,348,806
FTSE NAREIT Retail Capped	—	5,596	62,856	1,184,598	29,985	1,283,035

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE EPRA/NAREIT Developed Asia	$29,195,594	$2,247,342	$(2,126,012)	$121,330
FTSE EPRA/NAREIT Developed Europe	14,646,899	626,622	(1,909,389)	(1,282,767)
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	1,231,275,039	182,245,974	(45,504,050)	136,741,924
FTSE EPRA/NAREIT North America	22,549,584	920,317	(747,117)	173,200
FTSE NAREIT Industrial/Office Capped	9,838,422	1,769,223	(677,254)	1,091,969
FTSE NAREIT Mortgage Plus Capped	953,635,100	48,984,649	(26,916,854)	22,067,795
FTSE NAREIT Real Estate 50	67,118,797	6,780,418	(2,458,434)	4,321,984
FTSE NAREIT Residential Plus Capped	258,833,567	15,430,102	(2,656,890)	12,773,212
FTSE NAREIT Retail Capped	29,577,950	1,274,490	(85,826)	1,188,664

Management has reviewed the tax positions as of October 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	65

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the

66	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	67

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

68	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
FTSE EPRA/NAREIT Developed Real Estate Ex-U.S.	$0.58554	$—	$0.01691	$0.60245	97%	—%	3%		100%
FTSE EPRA/NAREIT North America	0.68648	—	0.02245	0.70893	97	—	3		100
FTSE NAREIT Industrial/Office Capped	0.40142	—	0.01105	0.41247	97	—	3		100
FTSE NAREIT Mortgage Plus Capped	0.81032	—	0.03695	0.84727	96	—	4		100
FTSE NAREIT Real Estate 50	0.66540	—	0.02239	0.68779	97	—	3		100
FTSE NAREIT Residential Plus Capped	0.69309	—	0.03610	0.72919	95	—	5		100
FTSE NAREIT Retail Capped	0.43739	—	0.00055	0.43794	100	—	0	[a]	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	69

Notes:

70	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), or National Association of Real Estate Investment Trusts (“NAREIT”), nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-45-1012

October 31, 2012

2012 Semi-Annual Report

iShares Trust

iShares Dow Jones International Select Dividend Index Fund  |  IDV  |  NYSE Arca

iShares Dow Jones Select Dividend Index Fund  |  DVY  |  NYSE Arca

iShares High Dividend Equity Fund  |  HDV  |  NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.51%	7.94%	6.57%	(4.20)%	(4.53)%	(4.15)%	(2.41)%	(2.34)%	(2.34)%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.51%	7.94%	6.57%	(19.30)%	(20.67)%	(19.11)%	(12.32)%	(12.00)%	(11.96)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/11/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/15/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

The iShares Dow Jones International Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones EPAC Select Dividend IndexSM (the “Index”). The Index measures the performance of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (REITs)) in the Dow Jones Developed Markets ex-U.S. Index that trade in developed markets, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 5.66%, net of fees, while the total return for the Index was 5.71%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Financial	21.95%
Communications	17.95
Utilities	13.56
Energy	11.47
Consumer Cyclical	9.43
Industrial	9.24
Consumer Non-Cyclical	7.40
Basic Materials	3.86
Technology	3.26
Diversified	1.19
Short-Term and Other Net Assets	0.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Commonwealth Bank of Australia (Australia)	4.50%
Eni SpA (Italy)	3.49
VTech Holdings Ltd. (Hong Kong)	3.34
British American Tobacco PLC (United Kingdom)	3.21
Provident Financial PLC (United Kingdom)	2.41
Neopost SA (France)	2.39
SSE PLC (United Kingdom)	2.36
Royal Dutch Shell PLC Class A (United Kingdom)	2.26
Westpac Banking Corp. (Australia)	2.24
National Australia Bank Ltd. (Australia)	2.18

TOTAL	28.38%

6	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.20%	15.13%	15.54%	0.37%	0.41%	1.21%	5.31%	5.30%	5.98%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.20%	15.13%	15.54%	1.86%	2.05%	6.19%	59.22%	59.16%	68.54%

Total returns for the period since inception are calculated from the inception date of the Fund (11/3/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

The iShares Dow Jones Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Dividend IndexSM (the “Index”). The Index measures the performance of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (REITs)) in the Dow Jones U.S. IndexSM. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 4.00%, net of fees, while the total return for the Index was 4.14%.

PORTFOLIO ALLOCATION As of 10/31/12

Sector	Percentage of Net Assets
Utilities	31.30%
Consumer Non-Cyclical	21.42
Industrial	14.62
Financial	9.91
Consumer Cyclical	7.65
Basic Materials	6.35
Communications	3.88
Energy	3.63
Technology	0.70
Short-Term and Other Net Assets	0.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/12

Security	Percentage of Net Assets
Lorillard Inc.	3.31%
Lockheed Martin Corp.	2.94
Chevron Corp.	2.08
Entergy Corp.	2.05
Kimberly-Clark Corp.	2.01
PPG Industries Inc.	1.93
CenturyLink Inc.	1.86
Integrys Energy Group Inc.	1.76
DTE Energy Co.	1.70
NextEra Energy Inc.	1.63

TOTAL	21.27%

8	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® HIGH DIVIDEND EQUITY FUND

Performance as of October 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/12			Inception to 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.65%	18.68%	19.18%	15.22%	15.25%	15.80%	25.31%	25.37%	26.24%

Total returns for the period since inception are calculated from the inception date of the Fund (3/29/11). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/31/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares High Dividend Equity Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Dividend Yield Focus IndexSM (the “Index”). The Index measures the performance of a selected group of U.S. equity securities in the Morningstar U.S. Market Index that have provided relatively high dividend yields on a consistent basis and have been screened for superior company quality and financial health as determined by Morningstar’s proprietary index methodology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended October 31, 2012, the total return for the Fund was 6.02%, net of fees, while the total return for the Index was 6.23%.

PORTFOLIO ALLOCATION

As of 10/31/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	48.03%
Utilities	17.59
Communications	17.05
Technology	5.42
Energy	4.45
Industrial	3.20
Basic Materials	1.98
Financial	1.18
Consumer Cyclical	0.94
Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/12

Security	Percentage of Net Assets

AT&T Inc.	9.24%
Johnson & Johnson	7.51
Pfizer Inc.	7.41
Procter & Gamble Co. (The)	6.80
Verizon Communications Inc.	6.07
Merck & Co. Inc.	5.72
Philip Morris International Inc.	5.71
Intel Corp.	4.66
Duke Energy Corp.	4.45
ConocoPhillips	3.65

TOTAL	61.22%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Dow Jones International Select Dividend Index
Actual	$1,000.00	$1,056.60	0.50%	$2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
Dow Jones Select Dividend Index
Actual	1,000.00	1,040.00	0.40	2.06
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04
High Dividend Equity
Actual	1,000.00	1,060.20	0.40	2.08
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

10	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.39%

AUSTRALIA — 21.20%
Amcor Ltd.	691,392	$5,663,816
APA Group	1,103,520	5,904,560
Australia and New Zealand Banking Group Ltd.	968,919	25,570,129
Bradken Ltd.	748,251	3,832,939
Commonwealth Bank of Australia	942,501	56,440,580
David Jones Ltd.	1,489,509	4,123,937
Metcash Ltd.	936,960	3,555,984
Myer Holdings Ltd.	11,289,033	22,885,540
National Australia Bank Ltd.	1,022,532	27,345,503
Orica Ltd.	509,712	13,277,067
SP AusNet	1,325,280	1,456,704
Stockland Corp. Ltd.	980,736	3,518,729
Suncorp Group Ltd.	602,952	5,877,170
Sydney Airport	1,112,736	3,911,556
Tatts Group Ltd.	1,331,424	3,865,735
Telstra Corp. Ltd.	1,337,994	5,743,970
UGL Ltd.	814,296	9,018,020
Wesfarmers Ltd.	688,422	24,820,875
Westfield Group	993,792	10,985,261
Westpac Banking Corp.	1,059,828	28,035,190

		265,833,265
AUSTRIA — 2.85%
Oesterreichische Post AG	528,720	20,361,630
OMV AG	310,032	11,329,053
Telekom Austria AG	636,144	4,006,173

		35,696,856
BELGIUM — 0.86%
Belgacom SA	367,584	10,740,911

		10,740,911
CANADA — 4.12%
Bank of Montreal	212,898	12,571,526
Crescent Point Energy Corp.	260,112	10,800,048
Emera Inc.	184,926	6,457,146
Manitoba Telecom Services Inc.	244,755	8,210,741
Russel Metals Inc.	218,688	6,104,447
TELUS Corp.	116,550	7,560,882

		51,704,790

Security	Shares	Value

FINLAND — 1.37%
Konecranes OYJ	544,677	$17,221,337

		17,221,337
FRANCE — 6.40%
Bouygues SA	73,632	1,770,376
France Telecom SA	809,634	9,024,563
GDF Suez	526,029	12,068,231
Lagardere SCA	156,954	4,288,288
Neopost SA	548,562	30,021,764
Societe Television Francaise 1	518,259	4,451,772
Veolia Environnement	585,858	5,797,665
Vivendi SA	627,039	12,825,584

		80,248,243
GERMANY — 4.66%
BASF SE	193,344	16,016,713
Deutsche Telekom AG Registered	372,960	4,257,228
RWE AG	597,513	27,296,444
Wincor Nixdorf AG	243,978	10,846,993

		58,417,378
GREECE — 3.19%
Hellenic Petroleum SA	1,163,554	9,106,709
Motor Oil (Hellas) Corinth Refineries SA	658,760	5,727,799
OPAP SA	3,935,708	25,142,461

		39,976,969
HONG KONG — 7.38%
Bosideng International Holdings Ltd.	2,976,000	944,634
CLP Holdings Ltd.	1,757,000	14,985,413
Esprit Holdings Ltd.[a]	2,785,600	3,623,054
Shimao Property Holdings Ltd.	3,432,000	6,553,970
SOHO China Ltd.	3,048,000	2,072,627
Television Broadcasts Ltd.	2,129,000	15,864,381
VTech Holdings Ltd.	3,528,000	41,903,265
Yue Yuen Industrial (Holdings) Ltd.	1,896,000	6,544,216

		92,491,560
ITALY — 5.98%
A2A SpA	2,387,721	1,173,867
Enel SpA	2,661,225	10,000,405
Eni SpA	1,906,758	43,757,463
Snam SpA	2,111,136	9,339,373

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

October 31, 2012

Security	Shares	Value

Telecom Italia SpA	2,031,312	$1,870,160
Terna SpA	2,349,024	8,827,209

		74,968,477
JAPAN — 1.35%
Eisai Co. Ltd.	168,600	7,498,724
Ono Pharmaceutical Co. Ltd.	155,400	9,371,049

		16,869,773
NETHERLANDS — 2.38%
CSM NV CVA	1,098,678	22,415,637
Koninklijke KPN NV	1,184,148	7,474,155

		29,889,792
NEW ZEALAND — 3.04%
Fletcher Building Ltd.	3,977,463	23,019,902
Telecom Corp. of New Zealand Ltd.	7,650,342	15,125,878

		38,145,780
NORWAY — 2.30%
Fred Olsen Energy ASA	248,640	11,649,522
Seadrill Ltd.	423,600	17,123,995

		28,773,517
PORTUGAL — 0.75%
Energias de Portugal SA	3,464,832	9,410,473

		9,410,473
SINGAPORE — 1.87%
Keppel Corp. Ltd.	1,710,000	14,940,863
StarHub Ltd.	2,809,000	8,472,702

		23,413,565
SPAIN — 2.63%
Endesa SA	531,024	11,298,617
Gas Natural SDG SA	517,968	8,034,060
Mapfre SA	504,144	1,396,691
Telefonica SA	929,328	12,234,909

		32,964,277
SWEDEN — 4.08%
Hennes & Mauritz AB Class B	575,757	19,479,978
NCC AB Class B	1,123,542	21,013,287
Peab AB	1,166,277	5,497,957
TeliaSonera AB	778,896	5,126,200

		51,117,422
SWITZERLAND — 3.52%
EMS-Chemie Holding AG Registered	53,712	12,966,557

Security	Shares	Value

Swisscom AG Registered	41,958	$17,432,936
Zurich Insurance Group AGb	55,944	13,787,745

		44,187,238
UNITED KINGDOM — 18.46%
Aviva PLC	1,700,853	9,080,891
British American Tobacco PLC	814,296	40,267,911
Cable & Wireless Communications PLC	2,708,160	1,635,682
Catlin Group Ltd.	1,399,728	10,625,713
Close Brothers Group PLC	1,359,750	18,532,696
Dairy Crest Group PLC	1,250,832	7,182,007
FirstGroup PLC	1,461,537	4,485,532
Hays PLC	1,878,009	2,465,837
Home Retail Group PLC	3,511,263	6,454,434
HSBC Holdings PLC	955,710	9,373,676
National Grid PLC	1,260,294	14,344,757
Provident Financial PLC	1,364,412	30,158,435
Royal Dutch Shell PLC Class A	827,232	28,357,836
RSA Insurance Group PLC	1,778,553	3,217,775
SSE PLC	1,266,510	29,545,160
UBM PLC	1,101,786	12,416,355
Vodafone Group PLC	1,196,580	3,243,441

		231,388,138

TOTAL COMMON STOCKS
(Cost: $1,186,007,188)		1,233,459,761

PREFERRED STOCKS — 0.89%

GERMANY — 0.89%
ProSiebenSat.1 Media AG	398,601	11,104,905

		11,104,905

TOTAL PREFERRED STOCKS
(Cost: $8,047,164)		11,104,905

RIGHTS — 0.03%

HONG KONG — 0.03%
Esprit Holdings Ltd.[b]	1,378,800	370,050

		370,050

TOTAL RIGHTS
(Cost: $0)		370,050

12	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

October 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	3,266,784	$3,266,784
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	233,216	233,216
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	578,236	578,236

		4,078,236

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,078,236)		4,078,236

TOTAL INVESTMENTS IN SECURITIES — 99.63%
(Cost: $1,198,132,588)		1,249,012,952
Other Assets, Less Liabilities — 0.37%		4,671,549

NET ASSETS — 100.00%		$1,253,684,501

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.46%

AEROSPACE & DEFENSE — 5.61%
General Dynamics Corp.	1,940,463	$132,106,721
Lockheed Martin Corp.	3,484,956	326,435,829
Northrop Grumman Corp.	2,393,777	164,428,542

		622,971,092
AGRICULTURE — 5.77%
Altria Group Inc.	3,845,482	122,286,327
Lorillard Inc.	3,164,108	367,068,169
Universal Corp.[a]	3,057,255	151,517,558

		640,872,054
BANKS — 3.84%
Bank of Hawaii Corp.[a]	2,976,510	131,442,682
BB&T Corp.	1,940,890	56,188,765
F.N.B. Corp.	3,351,357	35,960,061
FirstMerit Corp.	3,290,320	45,603,835
Trustmark Corp.	3,014,573	70,752,028
United Bankshares Inc.	1,717,426	40,926,262
Valley National Bancorp	4,613,697	44,937,409

		425,811,042
BEVERAGES — 1.25%
Coca-Cola Co. (The)	3,741,820	139,120,868

		139,120,868
BUILDING MATERIALS — 0.30%
Masco Corp.	2,175,278	32,824,945

		32,824,945
CHEMICALS — 5.45%
Eastman Chemical Co.	1,797,873	106,505,996
International Flavors & Fragrances Inc.	1,544,568	99,809,984
Olin Corp.	2,929,923	60,766,603
PPG Industries Inc.	1,828,479	214,078,321
RPM International Inc.	2,471,821	65,898,748
Sensient Technologies Corp.	1,599,212	58,179,333

		605,238,985
COMMERCIAL SERVICES — 1.34%
Deluxe Corp.[a]	3,133,633	98,740,776
R.R. Donnelley & Sons Co.[b]	4,958,294	49,682,106

		148,422,882

Security	Shares	Value

COSMETICS & PERSONAL CARE — 0.51%
Avon Products Inc.	3,640,869	$56,397,061

		56,397,061
DISTRIBUTION & WHOLESALE — 2.61%
Genuine Parts Co.	2,058,127	128,797,587
Watsco Inc.[a]	2,359,145	161,247,561

		290,045,148
ELECTRIC — 26.62%
Alliant Energy Corp.	2,740,961	122,520,957
American Electric Power Co. Inc.	3,166,108	140,701,840
Avista Corp.[a]	3,017,634	76,708,256
Black Hills Corp.[a]	3,060,321	109,467,682
Cleco Corp.	2,345,405	101,204,226
CMS Energy Corp.	2,667,495	64,873,478
Dominion Resources Inc.	2,614,875	138,013,102
DTE Energy Co.	3,047,321	189,238,634
Edison International	2,185,930	102,607,554
Entergy Corp.	3,129,299	227,124,521
Exelon Corp.	3,253,102	116,395,990
FirstEnergy Corp.	3,259,230	149,011,996
Integrys Energy Group Inc.	3,616,002	195,408,748
NextEra Energy Inc.	2,575,814	180,461,529
Northeast Utilities	2,561,628	100,671,980
OGE Energy Corp.	1,916,911	110,375,735
PG&E Corp.	3,199,848	136,057,537
Pinnacle West Capital Corp.	3,093,387	163,856,709
PPL Corp.	3,195,870	94,533,835
Public Service Enterprise Group Inc.	2,904,302	93,053,836
SCANA Corp.	3,052,709	149,826,958
TECO Energy Inc.	3,174,750	56,732,783
UNS Energy Corp.[a]	3,167,663	135,069,150

		2,953,917,036
ELECTRICAL COMPONENTS & EQUIPMENT — 2.12%
Emerson Electric Co.	2,093,004	101,364,184
Hubbell Inc. Class B	1,600,072	133,958,028

		235,322,212
ELECTRONICS — 2.00%
Garmin Ltd.[b]	2,846,190	108,126,758
Honeywell International Inc.	1,853,737	113,522,854

		221,649,612

14	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2012

Security	Shares	Value

ENTERTAINMENT — 0.62%
Cinemark Holdings Inc.	2,767,796	$68,336,883

		68,336,883
ENVIRONMENTAL CONTROL — 1.44%
Republic Services Inc.	2,182,754	61,881,076
Waste Management Inc.	2,976,867	97,462,625

		159,343,701
FOOD — 3.27%
General Mills Inc.	2,031,566	81,425,166
H.J. Heinz Co.	2,458,822	141,406,853
Hillshire Brands Co.	324,515	8,440,635
Mondelez International Inc. Class A	2,134,624	56,652,921
Sysco Corp.	2,411,986	74,940,405

		362,865,980
FOREST PRODUCTS & PAPER — 0.62%
MeadWestvaco Corp.	2,323,611	68,988,011

		68,988,011
GAS — 4.68%
AGL Resources Inc.	3,063,322	125,075,437
CenterPoint Energy Inc.	2,640,518	57,220,025
New Jersey Resources Corp.[a]	2,142,699	95,264,398
NiSource Inc.	2,796,522	71,227,415
Sempra Energy	2,447,937	170,743,606

		519,530,881
HOUSEHOLD PRODUCTS & WARES — 5.10%
Avery Dennison Corp.	2,464,991	79,816,408
Clorox Co. (The)	2,467,982	178,435,099
Kimberly-Clark Corp.	2,673,895	223,136,538
Tupperware Brands Corp.	1,432,474	84,659,213

		566,047,258
INSURANCE — 4.04%
Allstate Corp. (The)	2,275,452	90,972,571
Arthur J. Gallagher & Co.	2,819,325	99,916,878
Cincinnati Financial Corp.	3,762,842	149,911,625
Mercury General Corp.	2,645,295	107,213,807

		448,014,881
IRON & STEEL — 0.28%
Commercial Metals Co.	2,229,414	30,676,737

		30,676,737

Security	Shares	Value

MACHINERY — 0.34%
Briggs & Stratton Corp.	1,935,424	$38,224,624

		38,224,624
MANUFACTURING — 2.12%
Eaton Corp.	2,032,418	95,970,778
General Electric Co.	2,448,088	51,556,733
Leggett & Platt Inc.	3,311,934	87,865,609

		235,393,120
MEDIA — 0.78%
McGraw-Hill Companies Inc. (The)	1,576,610	87,155,001

		87,155,001
OFFICE & BUSINESS EQUIPMENT — 0.70%
Pitney Bowes Inc.[b]	5,384,356	77,319,352

		77,319,352
OIL & GAS — 2.08%
Chevron Corp.	2,094,478	230,832,420

		230,832,420
PACKAGING & CONTAINERS — 0.70%
Sonoco Products Co.	2,479,651	77,191,536

		77,191,536
PHARMACEUTICALS — 4.17%
Bristol-Myers Squibb Co.	2,654,404	88,258,933
Eli Lilly and Co.	3,369,362	163,852,074
Merck & Co. Inc.	3,181,002	145,149,121
Pfizer Inc.	2,644,814	65,776,524

		463,036,652
PIPELINES — 1.55%
ONEOK Inc.	3,635,497	171,959,008

		171,959,008
RETAIL — 3.69%
Darden Restaurants Inc.	2,663,981	140,178,680
Home Depot Inc. (The)	1,666,796	102,307,938
McDonald’s Corp.	1,930,887	167,600,992

		410,087,610
SAVINGS & LOANS — 2.04%
Astoria Financial Corp.	4,538,407	45,520,222
First Niagara Financial Group Inc.	2,576,345	21,332,137
Hudson City Bancorp Inc.	3,923,493	33,290,838
New York Community Bancorp Inc.	5,925,318	82,124,908
People’s United Financial Inc.	3,678,248	44,249,323

		226,517,428

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2012

Security	Shares	Value

TELECOMMUNICATIONS — 3.10%
AT&T Inc.	3,968,404	$137,267,095
CenturyLink Inc.	5,380,969	206,521,590

		343,788,685
TOYS, GAMES & HOBBIES — 0.72%
Mattel Inc.	2,188,430	80,490,455

		80,490,455

TOTAL COMMON STOCKS
(Cost: $9,757,215,504)		11,038,393,160

SHORT-TERM INVESTMENTS — 1.17%

MONEY MARKET FUNDS — 1.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[a,c,d]	78,778,399	78,778,399
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[a,c,d]	5,623,992	5,623,992
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[a,c]	45,585,636	45,585,636

		129,988,027

TOTAL SHORT-TERM INVESTMENTS
(Cost: $129,988,027)		129,988,027

TOTAL INVESTMENTS IN SECURITIES — 100.63%
(Cost: $9,887,203,531)		11,168,381,187
Other Assets, Less Liabilities — (0.63)%		(70,094,740)

NET ASSETS — 100.00%		$11,098,286,447

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of October 31, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
768	E-mini S&P 500 (Dec. 2012)	Chicago Mercantile	$54,021,120	$(1,089,959)

See notes to financial statements.

16	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® HIGH DIVIDEND EQUITY FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 2.42%
Lockheed Martin Corp.	272,765	$25,549,898
Northrop Grumman Corp.	192,259	13,206,271
Raytheon Co.	284,649	16,099,747

		54,855,916
AGRICULTURE — 10.82%
Altria Group Inc.	2,437,458	77,511,164
Lorillard Inc.	173,535	20,131,795
Philip Morris International Inc.	1,461,225	129,406,086
Reynolds American Inc.	435,673	18,141,424

		245,190,469
BANKS — 0.14%
Bank of Hawaii Corp.	42,648	1,883,336
Trustmark Corp.	52,687	1,236,564

		3,119,900
CHEMICALS — 1.52%
E.I. du Pont de Nemours and Co.	772,803	34,405,190

		34,405,190
COMMERCIAL SERVICES — 0.45%
Paychex Inc.	315,345	10,226,638
SAIC Inc.	2,484	27,299

		10,253,937
COSMETICS & PERSONAL CARE — 6.80%
Procter & Gamble Co. (The)	2,226,519	154,164,176

		154,164,176
DIVERSIFIED FINANCIAL SERVICES — 0.51%
Federated Investors Inc. Class B	127,510	2,963,333
Greenhill & Co. Inc.[a]	27,878	1,330,338
NYSE Euronext Inc.	297,983	7,378,059

		11,671,730
ELECTRIC — 16.63%
ALLETE Inc.	44,080	1,834,610
Alliant Energy Corp.	110,164	4,924,331
Ameren Corp.	294,807	9,693,254
American Electric Power Co. Inc.	513,929	22,839,005
CMS Energy Corp.	264,509	6,432,859
Dominion Resources Inc.	546,394	28,838,675
DTE Energy Co.	163,301	10,140,992
Duke Energy Corp.	1,535,506	100,867,389

Security	Shares	Value

FirstEnergy Corp.	519,909	$23,770,240
Great Plains Energy Inc.	142,198	3,190,923
NextEra Energy Inc.	357,491	25,045,819
NV Energy Inc.	221,628	4,213,148
PG&E Corp.	434,103	18,458,060
Pinnacle West Capital Corp.	106,298	5,630,605
Portland General Electric Co.	82,661	2,264,911
PPL Corp.	706,497	20,898,181
Public Service Enterprise Group Inc.	560,584	17,961,111
SCANA Corp.	117,572	5,770,434
Southern Co. (The)	907,311	42,498,447
TECO Energy Inc.	266,653	4,765,089
Westar Energy Inc.	144,327	4,286,512
Xcel Energy Inc.	450,466	12,725,665

		377,050,260
ENVIRONMENTAL CONTROL — 0.64%
Waste Management Inc.	445,568	14,587,896

		14,587,896
FOOD — 3.04%
Campbell Soup Co.	166,170	5,860,816
ConAgra Foods Inc.	382,595	10,651,445
General Mills Inc.	496,517	19,900,401
H.J. Heinz Co.	288,027	16,564,433
Sysco Corp.	511,882	15,904,174

		68,881,269
GAS — 0.96%
Piedmont Natural Gas Co.[a]	63,654	2,028,653
Questar Corp.	163,626	3,311,790
Sempra Energy	191,426	13,351,963
Vectren Corp.	102,445	3,029,299

		21,721,705
HEALTH CARE — PRODUCTS — 0.04%
Meridian Bioscience Inc.	40,656	802,956

		802,956
HOUSEHOLD PRODUCTS & WARES — 1.62%
Clorox Co. (The)	113,891	8,234,319
Kimberly-Clark Corp.	340,277	28,396,116

		36,630,435
INSURANCE — 0.28%
American National Insurance Co.	15,191	1,109,854

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® HIGH DIVIDEND EQUITY FUND

October 31, 2012

Security	Shares	Value

Arthur J. Gallagher & Co.	106,814	$3,785,488
Erie Indemnity Co. Class A	24,530	1,526,257

		6,421,599
IRON & STEEL — 0.46%
Nucor Corp.	262,280	10,525,296

		10,525,296
MINING — 0.00%
Gold Resource Corp.	222	3,712

		3,712
OIL & GAS — 3.65%
ConocoPhillips	1,432,180	82,851,613

		82,851,613
PACKAGING & CONTAINERS — 0.14%
Bemis Co. Inc.	96,210	3,179,740

		3,179,740
PHARMACEUTICALS — 25.27%
Bristol-Myers Squibb Co.	1,670,696	55,550,642
Eli Lilly and Co.	1,014,798	49,349,627
Johnson & Johnson	2,402,982	170,179,185
Merck & Co. Inc.	2,843,863	129,765,469
Pfizer Inc.	6,751,746	167,915,923

		572,760,846
PIPELINES — 0.79%
Spectra Energy Corp.	621,911	17,954,571

		17,954,571
RETAIL — 0.28%
Darden Restaurants Inc.	120,359	6,333,291

		6,333,291
SAVINGS & LOANS — 0.25%
People’s United Financial Inc.	464,782	5,591,327

		5,591,327
SEMICONDUCTORS — 5.07%
Intel Corp.	4,884,764	105,633,021
Maxim Integrated Products Inc.	330,580	9,099,215
Microchip Technology Inc.[a]	8,936	280,144

		115,012,380
SOFTWARE — 0.35%
CA Inc.	349,878	7,879,253

		7,879,253

Security	Shares	Value

TELECOMMUNICATIONS — 17.05%
AT&T Inc.	6,052,376	$209,351,686
CenturyLink Inc.	1,032,819	39,639,593
Verizon Communications Inc.	3,081,671	137,565,793

		386,557,072
TOYS, GAMES & HOBBIES — 0.66%
Hasbro Inc.	112,067	4,033,291
Mattel Inc.	294,600	10,835,388

		14,868,679

TOTAL COMMON STOCKS
(Cost: $2,145,253,221)		2,263,275,218

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,c,d]	276,456	276,456
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[b,c,d]	19,736	19,736
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	1,645,472	1,645,472

		1,941,664

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,941,664)		1,941,664

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $2,147,194,885)		2,265,216,882
Other Assets, Less Liabilities — 0.07%		1,672,628

NET ASSETS — 100.00%		$2,266,889,510

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2012

	iShares Dow Jones International Select Dividend Index Fund	iShares Dow Jones Select Dividend Index Fund	iShares High Dividend Equity Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,194,054,352	$8,886,723,670	$2,145,253,221
Affiliated (Note 2)	4,078,236	1,000,479,861	1,941,664

Total cost of investments	$1,198,132,588	$9,887,203,531	$2,147,194,885

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,244,934,716	$10,078,935,097	$2,263,275,218
Affiliated (Note 2)	4,078,236	1,089,446,090	1,941,664

Total fair value of investments	1,249,012,952	11,168,381,187	2,265,216,882
Foreign currencies, at value[b]	3,940,879	—	—
Cash held at broker, at value[c]	—	3,642,000	—
Receivables:
Due from custodian (Note 4)	318,301	—	—
Dividends and interest	4,030,109	14,378,905	7,851,150
Capital shares sold	712,546	54,033	—

Total Assets	1,258,014,787	11,186,456,125	2,273,068,032

LIABILITIES
Payables:
Investment securities purchased	318,301	—	5,116,328
Collateral for securities on loan (Note 5)	3,500,000	84,402,391	296,192
Futures variation margin	—	30,720	—
Investment advisory fees (Note 2)	511,985	3,736,567	766,002

Total Liabilities	4,330,286	88,169,678	6,178,522

NET ASSETS	$1,253,684,501	$11,098,286,447	$2,266,889,510

Net assets consist of:
Paid-in capital	$1,282,648,874	$12,261,158,630	$2,099,539,438
Undistributed (distributions in excess of) net investment income	(2,394,621)	17,237,776	3,979,910
Undistributed net realized gain (accumulated net realized loss)	(77,427,810)	(2,460,197,656)	45,348,165
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	50,858,058	1,280,087,697	118,021,997

NET ASSETS	$1,253,684,501	$11,098,286,447	$2,266,889,510

Shares outstanding[d]	38,850,000	191,750,000	37,550,000

Net asset value per share	$32.27	$57.88	$60.37

[a]	Securities on loan with values of $3,251,613, $82,205,428 and $284,534, respectively. See Note 5.
[b]	Cost of foreign currencies: $3,937,111, $ — and $ —, respectively.
[c]	Cost of cash held at broker: $ —, $3,642,000 and $ —, respectively.
[d]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2012

	iShares Dow Jones International Select Dividend Index Fund	iShares Dow Jones Select Dividend Index Fund	iShares High Dividend Equity Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$34,635,422	$192,751,821	$37,894,347
Dividends — affiliated (Note 2)	—	29,836,805	—
Interest — unaffiliated	498	292	—
Interest — affiliated (Note 2)	366	7,300	955
Securities lending income — affiliated (Note 2)	14,532	2,437,299	92,715

Total investment income	34,650,818	225,033,517	37,988,017

EXPENSES
Investment advisory fees (Note 2)	2,561,785	21,491,377	3,782,167

Total expenses	2,561,785	21,491,377	3,782,167

Net investment income	32,089,033	203,542,140	34,205,850

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(16,165,435)	(5,898,008)	(7,282,069)
Investments — affiliated (Note 2)	—	(493,782)	—
In-kind redemptions — unaffiliated	1,690,985	181,424,741	56,195,425
In-kind redemptions — affiliated (Note 2)	—	14,660,978	—
Futures contracts	—	1,371,923	—
Foreign currency transactions	937	—	—

Net realized gain (loss)	(14,473,513)	191,065,852	48,913,356

Net change in unrealized appreciation/depreciation on:
Investments	42,545,561	29,810,063	15,705,217
Futures contracts	—	(1,089,959)	—
Translation of assets and liabilities in foreign currencies	(79,661)	—	—

Net change in unrealized appreciation/depreciation	42,465,900	28,720,104	15,705,217

Net realized and unrealized gain	27,992,387	219,785,956	64,618,573

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,081,420	$423,328,096	$98,824,423

[a]	Net of foreign withholding tax of $3,708,590, $ — and $ —, respectively.

See notes to financial statements.

20	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones International Select Dividend Index Fund		iShares Dow Jones Select Dividend Index Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,089,033	$34,287,203	$203,542,140	$298,260,396
Net realized gain (loss)	(14,473,513)	(36,135,850)	191,065,852	276,420,464
Net change in unrealized appreciation/depreciation	42,465,900	(58,047,693)	28,720,104	428,034,432

Net increase (decrease) in net assets resulting from operations	60,081,420	(59,896,340)	423,328,096	1,002,715,292

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(38,423,018)	(31,972,263)	(200,542,834)	(292,320,901)

Total distributions to shareholders	(38,423,018)	(31,972,263)	(200,542,834)	(292,320,901)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	300,408,359	518,255,022	1,326,678,971	4,905,207,289
Cost of shares redeemed	(13,876,654)	(4,398,403)	(747,704,428)	(1,521,296,412)

Net increase in net assets from capital share transactions	286,531,705	513,856,619	578,974,543	3,383,910,877

INCREASE IN NET ASSETS	308,190,107	421,988,016	801,759,805	4,094,305,268

NET ASSETS
Beginning of period	945,494,394	523,506,378	10,296,526,642	6,202,221,374

End of period	$1,253,684,501	$945,494,394	$11,098,286,447	$10,296,526,642

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,394,621)	$3,939,364	$17,237,776	$14,238,470

SHARES ISSUED AND REDEEMED
Shares sold	9,550,000	16,150,000	23,300,000	95,150,000
Shares redeemed	(500,000)	(150,000)	(13,150,000)	(29,150,000)

Net increase in shares outstanding	9,050,000	16,000,000	10,150,000	66,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares High Dividend Equity Fund
	Six months ended October 31, 2012 (Unaudited)	Year ended April 30, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$34,205,850	$23,363,754
Net realized gain	48,913,356	13,411,977
Net change in unrealized appreciation/depreciation	15,705,217	101,537,546

Net increase in net assets resulting from operations	98,824,423	138,313,277

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(33,334,269)	(20,303,286)

Total distributions to shareholders	(33,334,269)	(20,303,286)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,154,832,470	1,441,063,124
Cost of shares redeemed	(399,359,219)	(136,944,792)

Net increase in net assets from capital share transactions	755,473,251	1,304,118,332

INCREASE IN NET ASSETS	820,963,405	1,422,128,323

NET ASSETS
Beginning of period	1,445,926,105	23,797,782

End of period	$2,266,889,510	$1,445,926,105

Undistributed net investment income included in net assets at end of period	$3,979,910	$3,108,329

SHARES ISSUED AND REDEEMED
Shares sold	19,300,000	26,950,000
Shares redeemed	(6,700,000)	(2,450,000)

Net increase in shares outstanding	12,600,000	24,500,000

See notes to financial statements.

22	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones International Select Dividend Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Period from Jun. 11, 2007[a] to Apr. 30, 2008
Net asset value, beginning of period	$31.73	$37.94	$31.27	$21.24	$42.81	$49.10

Income from investment operations:
Net investment income[b]	0.97	1.61	1.29	1.18	1.42	3.30
Net realized and unrealized gain (loss)[c]	0.74	(6.19)	6.71	10.06	(20.98)	(7.66)

Total from investment operations	1.71	(4.58)	8.00	11.24	(19.56)	(4.36)

Less distributions from:
Net investment income	(1.17)	(1.63)	(1.33)	(1.21)	(2.01)	(1.93)

Total distributions	(1.17)	(1.63)	(1.33)	(1.21)	(2.01)	(1.93)

Net asset value, end of period	$32.27	$31.73	$37.94	$31.27	$21.24	$42.81

Total return	5.66%[d]	(11.95)%	26.64%	53.75%	(46.81)%	(9.00)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,253,685	$945,494	$523,506	$129,769	$52,027	$62,081
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	6.26%	5.07%	3.91%	3.98%	5.77%	8.29%
Portfolio turnover rate[f]	4%	28%	38%	62%	62%	42%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Select Dividend Index Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009	Year ended Apr. 30, 2008
Net asset value, beginning of period	$56.70	$53.65	$47.46	$34.94	$59.40	$73.45

Income from investment operations:
Net investment income[a]	1.08	1.94	1.73	1.59	2.12	2.44
Net realized and unrealized gain (loss)[b]	1.16	3.00	6.21	12.57	(24.40)	(14.01)

Total from investment operations	2.24	4.94	7.94	14.16	(22.28)	(11.57)

Less distributions from:
Net investment income	(1.06)	(1.89)	(1.75)	(1.64)	(2.18)	(2.48)

Total distributions	(1.06)	(1.89)	(1.75)	(1.64)	(2.18)	(2.48)

Net asset value, end of period	$57.88	$56.70	$53.65	$47.46	$34.94	$59.40

Total return	4.00%[c]	9.56%	17.25%	41.33%	(38.17)%	(16.05)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,098,286	$10,296,527	$6,202,221	$4,340,584	$2,960,998	$5,901,872
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	3.78%	3.67%	3.59%	3.84%	4.72%	3.64%
Portfolio turnover rate[e]	2%	16%	18%	25%	51%	20%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares High Dividend Equity Fund
	Six months ended Oct. 31, 2012 (Unaudited)	Year ended Apr. 30, 2012	Period from Mar. 29, 2011[a] to Apr. 30, 2011
Net asset value, beginning of period	$57.95	$52.88	$50.35

Income from investment operations:
Net investment income[b]	1.09	2.10	0.18
Net realized and unrealized gain[c]	2.39	4.41	2.35

Total from investment operations	3.48	6.51	2.53

Less distributions from:
Net investment income	(1.06)	(1.44)	—

Total distributions	(1.06)	(1.44)	—

Net asset value, end of period	$60.37	$57.95	$52.88

Total return	6.02%[d]	12.54%	5.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,266,890	$1,445,926	$23,798
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	3.62%	3.82%	3.97%
Portfolio turnover rate[f]	18%	28%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Fund	Diversification Classification
Dow Jones International Select Dividend Index	Diversified
Dow Jones Select Dividend Index	Diversified
High Dividend Equity	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

26	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

(such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Dow Jones International Select Dividend Index
Assets:
Common Stocks	$1,233,459,761	$—	$—	$1,233,459,761
Preferred Stocks	11,104,905	—	—	11,104,905
Rights	—	370,050	—	370,050
Short-Term Investments	4,078,236	—	—	4,078,236

	$1,248,642,902	$370,050	$—	$1,249,012,952

Dow Jones Select Dividend Index
Assets:
Common Stocks	$11,038,393,160	$—	$—	$11,038,393,160
Short-Term Investments	129,988,027	—	—	129,988,027
Liabilities:
Futures Contracts[a]	(1,089,959)	—	—	(1,089,959)

	$11,167,291,228	$—	$—	$11,167,291,228

High Dividend Equity
Assets:
Common Stocks	$2,263,275,218	$—	$—	$2,263,275,218
Short-Term Investments	1,941,664	—	—	1,941,664

	$2,265,216,882	$—	$—	$2,265,216,882

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value.

28	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of October 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Fund	Investment Advisory Fee
Dow Jones International Select Dividend Index	0.50%
High Dividend Equity	0.40

Effective June 30, 2012, for its investment advisory services to the iShares Dow Jones Select Dividend Index Fund, BFA is entitled to an annual investment advisory fee of 0.40% based on the Fund’s allocable portion of the aggregate of the average daily net assets (of the Fund and certain other iShares funds) up to $46 billion, and 0.38% on its allocable portion of the aggregate average daily net assets in excess of $46 billion. Prior to June 30, 2012, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended October 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Fund	Securities Lending Agent Fees
Dow Jones International Select Dividend Index	$7,825
Dow Jones Select Dividend Index	1,312,392
High Dividend Equity	49,922

30	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended October 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones Select Dividend Index
Avista Corp.	2,839,151	404,035	(225,552)	3,017,634	$76,708,256	$1,710,190	$178,186
Bank of Hawaii Corp.	2,809,720	409,669	(242,879)	2,976,510	131,442,682	2,612,408	766,954
Black Hills Corp.	2,880,998	419,179	(239,856)	3,060,321	109,467,682	2,223,354	829,182
Deluxe Corp.	2,973,774	412,469	(252,610)	3,133,633	98,740,776	1,538,342	2,560,338
New Jersey Resources Corp.	2,018,280	287,366	(162,947)	2,142,699	95,264,398	1,656,895	1,108,901
Universal Corp.	2,873,211	413,384	(229,340)	3,057,255	151,517,558	2,906,836	1,938,039
UNS Energy Corp.[a]	2,973,385	427,983	(233,705)	3,167,663	135,069,150	2,646,751	1,696,088
Watsco Inc.	2,230,049	317,232	(188,136)	2,359,145	161,247,561	14,542,029	5,089,508

					$959,458,063	$29,836,805	$14,167,196

[a]	Formerly known as UniSource Energy Corp.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2012 were as follows:

iShares Fund	Purchases	Sales
Dow Jones International Select Dividend Index	$62,455,789	$42,592,123
Dow Jones Select Dividend Index	197,754,710	231,701,835
High Dividend Equity	330,053,842	326,883,240

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2012 were as follows:

iShares Fund	In-kind Purchases	In-kind Sales
Dow Jones International Select Dividend Index	$270,064,206	$13,148,685
Dow Jones Select Dividend Index	1,303,595,724	734,912,047
High Dividend Equity	1,149,393,087	397,753,728

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

32	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2012, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Fund	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Dow Jones International Select Dividend Index	$4,231,217	$—	$—	$—	$4,619,093	$17,794,089	$26,644,399
Dow Jones Select Dividend Index	—	15,844,792	11,633,250	22,860,226	812,020,292	1,654,618,293	2,516,976,853
High Dividend Equity	619,438	—	—	—	—	—	619,438

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones International Select Dividend Index	$1,224,643,940	$113,505,449	$(89,136,437)	$24,369,012
Dow Jones Select Dividend Index	10,014,214,587	1,491,983,139	(337,816,539)	1,154,166,600
High Dividend Equity	2,150,099,328	141,984,474	(26,866,920)	115,117,554

Management has reviewed the tax positions as of October 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash,

U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares Dow Jones Select Dividend Index Fund as of October 31, 2012 and the related locations in the Statements of Assets and Liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation (depreciation)[a]	$(1,089,959)

[a]

Represents cumulative depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported separately within the Statements of Assets and Liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares Dow Jones Select Dividend Index Fund during the six months ended October 31, 2012 and the related locations in the Statements of Operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$1,371,923	$(1,089,959)

For the six months ended October 31, 2012, the average quarter-end number of contracts and notional value of open futures contracts for the iShares Dow Jones Select Dividend Index Fund was 676 and $47,593,640, respectively.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

34	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

I.  iShares Dow Jones International Select Dividend Index Fund and iShares High Dividend Equity Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared

36	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

II.  iShares Dow Jones Select Dividend Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes

38	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	39

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for a breakpoint in the Fund’s investment advisory fee rate as the aggregate assets of certain iShares funds, including the Fund, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

40	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Dow Jones International Select Dividend Index	$1.12620	$—	$0.04734	$1.17354	96%	—%	4%	100%
Dow Jones Select Dividend Index	1.02679	—	0.03701	1.06380	97	—	3	100
High Dividend Equity	0.96667	—	0.08990	1.05657	91	—	9	100

SUPPLEMENTAL INFORMATION	41

Notes:

42	2012 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC, or Morningstar, Inc. nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-SAR-46-1012

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	December 19, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	December 19, 2012